UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 11 of its series:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, Wells Fargo Factor Enhanced International Equity Portfolio, Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio, Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio, Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio.

Date of reporting period: August 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

August 31, 2020

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  1

Portfolio information (unaudited)

Investment objective

The Portfolio seeks to replicate the total return of the Bloomberg Barclays US Aggregate ex-Corporate Index, before fees and expenses.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Manjunath Boraiah†

Christopher Y. Kauffman, CFA®‡

Janet S. Rilling, CFA®‡, CPA

Michal Stanczyk

Ten largest holdings (%) as of August 31, 2020[1]

U.S. Treasury Bond, 3.00% 5-15-2047	3.93

FNMA 3.00%, 9-14-2050	2.77

FHLMC 3.00%, 2-1-2047	2.48

GNMA 3.50%, 2-20-2045	2.01

FHLMC 3.50%, 2-1-2044	2.00

FNMA 2.50%, 9-14-2050	1.78

FNMA 4.00%, 6-1-2042	1.63

U.S. Treasury Note 2.38%, 5-15-2027	1.44

GNMA 3.00%, 9-21-2050	1.39

FNMA 4.50%, 9-1-2040	1.36

Portfolio composition as of August 31, 2020[2]

†	Mr. Boraiah became a portfolio manager of the Portfolio on August 28, 2020.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[2]	Amounts are calculated based on the total long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

2  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities: 37.67%
FFCB %%	0.48%	9-3-2024	$880,000	$879,560
FFCB	0.57	7-2-2024	180,000	179,916
FFCB	0.59	3-25-2024	10,000	9,982
FFCB %%	1.12	9-1-2028	630,000	630,000
FFCB	1.46	3-3-2023	210,000	211,001
FFCB	1.84	9-9-2022	10,000	10,004
FFCB	1.85	3-3-2022	70,000	70,005
FHLB	1.50	8-15-2024	10,000	10,485
FHLB	2.13	6-9-2023	70,000	73,596
FHLB	2.38	9-8-2023	30,000	31,867
FHLB	2.50	3-11-2022	350,000	362,444
FHLB	2.75	12-13-2024	10,000	11,003
FHLB	3.00	10-12-2021	70,000	72,227
FHLB	3.00	3-10-2028	10,000	11,618
FHLB	3.38	9-8-2023	30,000	32,794
FHLB	3.38	12-8-2023	280,000	308,012
FHLB	5.38	8-15-2024	690,000	826,507
FHLB	5.63	3-14-2036	10,000	15,612
FHLMC	0.30	6-30-2022	890,000	890,617
FHLMC %%	0.40	12-1-2023	940,000	940,000
FHLMC	2.38	1-13-2022	20,000	20,605
FHLMC	2.50	3-1-2032	2,930,950	3,082,819
FHLMC	2.50	2-1-2035	1,536,173	1,612,469
FHLMC	2.75	6-19-2023	220,000	235,296
FHLMC	3.00	2-1-2047	13,659,600	14,423,637
FHLMC	3.00	3-1-2048	133,348	140,717
FHLMC	3.50	2-1-2044	10,705,489	11,594,519
FHLMC	3.50	4-1-2045	436,992	473,533
FHLMC	3.50	8-1-2047	5,825,044	6,171,187
FHLMC	3.50	4-1-2050	3,469,619	3,660,459
FHLMC	6.00	7-1-2040	2,028,630	2,382,376
FHLMC	6.75	3-15-2031	330,000	514,984
FHLMC Series K015 Class A2	3.23	7-25-2021	56,553	57,608
FHLMC Series K028 Class A1	2.18	11-25-2022	77,584	78,519
FHLMC Series K029 Class A2	3.32	2-25-2023	545,000	580,470
FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	305,000	325,037
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	50,000	53,532
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	64,771
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	59,313
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	215,000	239,629
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	862,474
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	51,781
FHLMC Series K070 Class A2 ±±	3.30	11-25-2027	425,000	491,061
FHLMC Series K152 Class A1	2.83	5-25-2030	313,980	345,848
FHLMC Series K152 Class A2	3.08	1-25-2031	125,000	144,523
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	70,000	81,374
FHLMC Series K155 Class A3	3.75	4-25-2033	40,000	49,407
FHLMC Series K717 Class A2	2.99	9-25-2021	656,206	668,209
FNMA	0.25	5-22-2023	330,000	330,189
FNMA	0.63	4-22-2025	650,000	655,656
FNMA %%	2.00	9-14-2050	2,010,000	2,072,970
FNMA	2.13	4-24-2026	180,000	196,527
FNMA	2.25	4-12-2022	880,000	910,143
FNMA	2.50	12-1-2027	578,740	608,429
FNMA	2.50	9-1-2031	2,016,992	2,122,095
FNMA %%	2.50	9-17-2035	1,900,000	1,993,441

The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  3

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA %%	2.50%	9-14-2050	$9,800,000	$10,314,883
FNMA	3.00	12-1-2026	2,419,662	2,543,033
FNMA	3.00	12-1-2030	433,893	461,283
FNMA	3.00	7-1-2032	2,885,363	3,027,524
FNMA	3.00	1-1-2034	511,338	536,762
FNMA	3.00	8-1-2036	177,098	187,628
FNMA	3.00	2-1-2037	3,469,464	3,675,372
FNMA	3.00	8-1-2043	2,308,488	2,474,541
FNMA	3.00	11-1-2046	2,387,046	2,559,359
FNMA	3.00	12-1-2047	1,677,627	1,769,975
FNMA %%	3.00	9-14-2050	15,245,000	16,077,520
FNMA	3.50	4-1-2034	3,348,138	3,549,379
FNMA	3.50	1-1-2035	153,297	165,538
FNMA	3.50	3-1-2036	1,923,325	2,076,250
FNMA	3.50	4-1-2037	916,502	974,079
FNMA	3.50	6-1-2042	455,751	494,613
FNMA	3.50	7-1-2042	830,833	897,923
FNMA	3.50	9-1-2043	1,737,742	1,884,020
FNMA	3.50	3-1-2048	729,179	771,520
FNMA	3.50	5-1-2050	2,586,674	2,731,966
FNMA	3.50	6-1-2050	1,017,047	1,076,054
FNMA %%	3.50	9-14-2050	1,965,000	2,072,614
FNMA	4.00	6-1-2042	8,551,989	9,442,277
FNMA	4.00	6-1-2042	729,423	793,965
FNMA	4.00	8-1-2043	4,844,203	5,270,486
FNMA	4.00	12-1-2047	3,167,690	3,381,596
FNMA	4.00	2-1-2048	2,142,139	2,440,171
FNMA	4.00	6-1-2048	935,591	998,076
FNMA	4.00	8-1-2048	611,529	650,720
FNMA	4.00	2-1-2050	1,752,098	1,867,844
FNMA	4.50	5-1-2040	343,064	383,367
FNMA	4.50	9-1-2040	7,153,829	7,904,784
FNMA	4.50	2-1-2047	2,508,741	2,743,097
FNMA	4.50	4-1-2048	905,607	983,332
FNMA	4.50	8-1-2048	67,057	72,587
FNMA	5.00	1-1-2042	278,619	320,141
FNMA	5.00	6-1-2045	1,111,222	1,278,513
FNMA	5.00	7-1-2045	1,836,917	2,113,544
FNMA	5.50	9-1-2040	2,104,107	2,436,273
FNMA	6.00	5-1-2041	115,885	137,290
FNMA	6.21	8-6-2038	60,000	100,790
FNMA	6.25	5-15-2029	100,000	144,266
FNMA	7.13	1-15-2030	250,000	386,393
FNMA	7.25	5-15-2030	80,000	125,739
FNMA Series 2012-M14 Class AI ±±	2.99	9-25-2027	165,033	179,001
FNMA Series 2016-M5 Class A2	2.47	4-25-2026	220,000	236,660
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	175,000	188,520
FNMA Series 2017-M1 Class A2 ±±	2.50	10-25-2026	275,000	295,844
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	1,370,000	1,568,974
FNMA Series 2017-M5 Class A2 ±±	3.29	4-25-2029	70,000	80,284
FNMA Series 2018-M13 Class A2 ±±	3.82	9-25-2030	90,000	109,619
FNMA Series 2019-M7 Class A2	3.14	4-25-2029	225,000	256,960
GNMA %%	2.50	9-21-2050	3,895,000	4,105,117
GNMA	3.00	4-20-2045	5,626,590	5,965,417
GNMA	3.00	11-20-2045	436,286	461,343
GNMA	3.00	3-20-2046	984,511	1,042,192

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	3.00%	12-20-2049	$2,536,578	$2,672,928
GNMA %%	3.00	9-21-2050	7,670,000	8,076,270
GNMA	3.50	2-20-2045	10,928,970	11,666,050
GNMA	3.50	6-20-2045	1,770,620	1,889,979
GNMA	3.50	11-20-2045	2,067,698	2,207,015
GNMA	3.50	7-20-2047	543,366	576,829
GNMA	3.50	5-20-2048	153,879	163,221
GNMA	4.00	7-20-2044	2,000,741	2,184,056
GNMA	4.00	8-20-2044	982,199	1,071,968
GNMA	4.00	9-20-2044	2,032,678	2,218,351
GNMA	4.00	12-20-2047	3,383,024	3,638,041
TVA	1.88	8-15-2022	218,000	224,934
TVA	2.88	2-1-2027	35,000	39,743
TVA	4.63	9-15-2060	55,000	85,001
TVA	5.38	4-1-2056	10,000	17,137
TVA	5.50	6-15-2038	140,000	215,820
TVA	6.75	11-1-2025	120,000	157,331

Total Agency Securities (Cost $212,254,512)				218,824,549

Asset-Backed Securities: 0.69%
Bank of America Credit Card Trust Series 2018-A1 Class A1	2.70	7-17-2023	40,000	40,443
Capital One Multi Asset Execution Trust Series 2017-A3 Class A3	2.43	1-15-2025	110,000	113,556
CarMax Auto Owner Trust Series 2016-3 Class A4	1.60	1-18-2022	7,566	7,575
CarMax Auto Owner Trust Series 2017-2 Class A4	2.25	9-15-2022	195,000	197,347
CarMax Auto Owner Trust Series 2017-3 Class A4	2.22	11-15-2022	89,000	90,359
CarMax Auto Owner Trust Series 2018-3 Class D	3.91	1-15-2025	80,000	81,187
Chase Issuance Trust Series 2012-A7 Class A7	2.16	9-15-2024	205,000	212,717
Citibank Credit Card Issuance Trust Series 2014-A5 Class A5	2.68	6-7-2023	110,000	112,032
Citibank Credit Card Issuance Trust Series 2018-A3 Class A3	3.29	5-23-2025	180,000	194,170
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7	3.96	10-13-2030	130,000	158,484
Discover Card Execution Note Trust Series 2017-A2 Class A2	2.39	7-15-2024	335,000	344,651
Ford Credit Floorplan Master Owner Trust Series 2017-3 Class A	2.48	9-15-2024	50,000	51,773
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A	3.17	3-15-2025	100,000	105,123
Ford Credit Floorplan Master Owner Trust Series 2018-3 Class A1	3.52	10-15-2023	105,000	108,560
Ford Credit Floorplan Master Owner Trust Series 2019-2 Class A	3.06	4-15-2026	65,000	70,301
Nissan Auto Receivables Owner Trust Series 2017-A Class A4	2.11	5-15-2023	15,000	15,096
Nissan Auto Receivables Owner Trust Series 2017-C Class A4	2.28	2-15-2024	95,000	96,811
Nissan Auto Receivables Owner Trust Series 2018-B Class A4	3.16	12-16-2024	195,000	203,571
Nissan Auto Receivables Owner Trust Series 2018-C Class A4	3.27	6-16-2025	155,000	163,809
Santander Drive Auto Receivables Trust Series 2019-1 Class C	3.42	4-15-2025	140,000	143,789
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	175,000	177,232
Synchrony Credit Card Master Note Trust Series 2018-2 Class A	3.47	5-15-2026	105,000	112,386
Toyota Auto Receivables Owner Trust Series 2017-D Class A4	2.12	2-15-2023	155,000	157,423
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	237,000	239,375
World Omni Auto Receivables Trust Series 2016-B Class A4	1.48	11-15-2022	192,000	192,408
World Omni Auto Receivables Trust Series 2017-A Class A4	2.24	6-15-2023	210,000	212,726
World Omni Auto Receivables Trust Series 2017-B Class A4	2.25	10-16-2023	205,000	208,964
World Omni Auto Receivables Trust Series 2018-D Class A4	3.44	12-16-2024	28,000	29,773
World Omni Auto Receivables Trust Series 2019-A Class A3	2.94	5-16-2022	185,000	188,409

Total Asset-Backed Securities (Cost $3,923,401)				4,030,050

Municipal Obligations: 0.82%

California: 0.32%

Education Revenue: 0.02%
California Series B	3.90	11-1-2047	15,000	17,819
University of California Series AD	4.86	5-15-2112	70,000	101,189

				119,008

The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  5

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue: 0.16%
California Build America Bonds	5.70%	11-1-2021	$90,000	$95,756
California Build America Bonds	7.55	4-1-2039	170,000	300,458
California Build America Bonds	7.60	11-1-2040	15,000	27,402
California Build America Bonds Taxable Various Purpose	7.50	4-1-2034	100,000	167,160
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	9,183
Los Angeles CA Unified School District Build America Bonds	5.75	7-1-2034	15,000	21,014
Los Angeles CA Unified School District Build America Bonds	5.76	7-1-2029	60,000	76,849
Los Angeles CA Unified School District Build America Bonds	6.76	7-1-2034	160,000	239,485

				937,307

Transportation Revenue: 0.08%
Bay Area CA Toll Authority Series 1	6.26	4-1-2049	100,000	181,580
Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	23,519
Bay Area CA Toll Authority Series 1	7.04	4-1-2050	140,000	253,357

				458,456

Utilities Revenue: 0.06%
California Department of Water Resources Series P	2.00	5-1-2022	55,000	56,532
Los Angeles CA Department of Water & Power Build America Bonds Series A	5.72	7-1-2039	100,000	152,979
Los Angeles CA Department of Water & Power Build America Bonds Series D	6.57	7-1-2045	55,000	95,987

				305,498

				1,820,269

Georgia: 0.00%

Utilities Revenue: 0.00%
Municipal Electric Authority of Georgia Build America Bonds	7.06	4-1-2057	10,000	14,464

Illinois: 0.08%

GO Revenue: 0.02%
Chicago IL Series B	6.31	1-1-2044	50,000	53,413
Illinois Taxable Pension	5.10	6-1-2033	50,000	51,179

				104,592

Miscellaneous Revenue: 0.01%
Illinois Build America Bonds Series 3	6.73	4-1-2035	45,000	50,449

Tax Revenue: 0.05%
Chicago IL Transit Authority Series B	6.90	12-1-2040	210,000	300,518

				455,559

Kansas: 0.00%

Miscellaneous Revenue: 0.00%
Kansas Development Finance Authority Series H	4.93	4-15-2045	5,000	6,639

Massachusetts: 0.03%

GO Revenue: 0.03%
Massachusetts Build America Bonds Series A	4.91	5-1-2029	130,000	167,760
Massachusetts Build America Bonds Series D	4.50	8-1-2031	5,000	6,399

				174,159

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 0.06%

Miscellaneous Revenue: 0.02%
New Jersey EDA Series A (National Insured)	7.43%	2-15-2029	$95,000	$118,904

Transportation Revenue: 0.04%
New Jersey Transportation Trust	6.56	12-15-2040	60,000	77,591
New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	70,000	118,058

				195,649

				314,553

New York: 0.19%

Airport Revenue: 0.07%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	190,000	248,174
Port Authority of New York & New Jersey Consolidated Bonds Series 201	4.23	10-15-2057	100,000	125,186
Port Authority of New York & New Jersey Consolidated Bonds Series 210	4.03	9-1-2048	50,000	59,843

				433,203

Tax Revenue: 0.12%
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34	11-15-2039	220,000	355,881
New York NY Transitional Finance Authority Build America Bonds Subseries B-1	5.57	11-1-2038	130,000	180,174
New York NY Transitional Finance Authority Build America Bonds Subseries C-2	5.77	8-1-2036	100,000	133,932

				669,987

Water & Sewer Revenue: 0.00%
New York NY Municipal Water Finance Authority Series AA	5.44	6-15-2043	10,000	15,641

				1,118,831

Ohio: 0.04%

Education Revenue: 0.00%
Ohio State University Build America Bonds	4.91	6-1-2040	5,000	7,116

Utilities Revenue: 0.04%
American Municipal Power Ohio Incorporated Build America Bonds	5.94	2-15-2047	150,000	223,932
American Municipal Power Ohio Incorporated Build America Bonds Series E	6.27	2-15-2050	10,000	14,452

				238,384

				245,500

Oregon: 0.03%

Tax Revenue: 0.03%
Oregon Department of Transportation Build America Bonds Series A	5.83	11-15-2034	50,000	72,245
Oregon GO Pension Bonds Series 2003	5.76	6-1-2023	107,224	117,595

				189,840

Pennsylvania: 0.00%

Transportation Revenue: 0.00%
Pennsylvania Turnpike Commission Series B	5.51	12-1-2045	5,000	7,807

The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  7

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 0.05%

Transportation Revenue: 0.02%
Grand Parkway Transportation Corporation Series 2013E	5.18%	10-1-2042	$50,000	$72,404
Texas Private Activity Bond North Tarrant Express Managed Lanes Project Series B	3.92	12-31-2049	50,000	56,339

				128,743

Utilities Revenue: 0.03%
San Antonio TX	4.43	2-1-2042	140,000	179,281

				308,024

Wisconsin: 0.02%

Tax Revenue: 0.02%
Wisconsin General Fund Annual Appropriations Series C	3.15	5-1-2027	80,000	90,164

Total Municipal Obligations (Cost $4,217,660)				4,745,809

Non-Agency Mortgage-Backed Securities: 1.33%
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	480,000	499,177
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	25,000	27,749
Benchmark Mortgage Trust Series 2018-B6 Class A4	4.26	10-10-2051	135,000	161,159
CenterPoint Energy Transition Restoration Bond Company LLC	4.24	8-15-2023	62,658	65,576
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	22,335
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	59,166
Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	535,000	564,744
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	680,000	758,569
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.91	2-10-2049	40,000	42,778
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.91	2-10-2049	95,000	89,936
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	146,234
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	141,000	141,482
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4	4.41	11-10-2051	520,000	625,666
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR2 Class ASB	2.75	8-15-2045	17,969	18,073
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	53,783	54,865
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	158,742	162,203
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	62,126
Commercial Mortgage Trust Series 2014 UBS5 Class C ±±	4.76	9-10-2047	195,000	177,875
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.59	12-10-2047	60,000	56,549
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	65,037
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.53	10-10-2049	65,000	66,673
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	241,525
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	41,168
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	265,000	285,736
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	80,000	74,846
Goldman Sachs Mortgage Securities Trust Series 2017-GS5 Class A3	3.41	3-10-2050	600,000	667,842
Goldman Sachs Mortgage Securities Trust Series 2018-GS10 Class AAB ±±	4.11	7-10-2051	180,000	206,351
Goldman Sachs Mortgage Securities Trust Series 2018-GS9 Class A4 ±±	3.99	3-10-2051	140,000	159,068
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	14,387	15,587
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C31 Class A3	3.80	8-15-2048	195,000	217,431
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class A4	3.61	5-15-2048	200,000	220,204
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	60,000	62,028

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.50%	8-15-2046	$360,000	$386,053
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	52,027
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	64,699
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	285,000	293,894
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.73	5-15-2048	400,000	444,105
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B ±±	3.31	9-15-2049	425,000	425,878

Total Non-Agency Mortgage-Backed Securities (Cost $7,359,735)				7,726,414

U.S. Treasury Securities: 53.03%
U.S. Treasury Bond	0.25	6-30-2025	1,295,000	1,294,292
U.S. Treasury Bond	0.25	8-31-2025	925,000	923,988
U.S. Treasury Bond	0.38	7-31-2027	1,860,000	1,845,759
U.S. Treasury Bond	0.50	8-31-2027	2,015,000	2,015,787
U.S. Treasury Bond	0.63	8-15-2030	1,180,000	1,170,136
U.S. Treasury Bond	1.13	5-15-2040	810,000	795,192
U.S. Treasury Bond	1.13	8-15-2040	855,000	836,230
U.S. Treasury Bond	1.25	5-15-2050	1,295,000	1,221,347
U.S. Treasury Bond	1.38	8-15-2050	1,000,000	974,922
U.S. Treasury Bond	1.50	1-31-2027	1,350,000	1,440,861
U.S. Treasury Bond	1.50	2-15-2030	2,090,000	2,248,709
U.S. Treasury Bond	2.00	2-15-2050	2,515,000	2,830,554
U.S. Treasury Bond	2.13	9-30-2024	3,270,000	3,523,042
U.S. Treasury Bond	2.13	11-30-2024	995,000	1,074,717
U.S. Treasury Bond	2.25	8-15-2049	1,725,000	2,040,621
U.S. Treasury Bond	2.38	11-15-2049	1,660,000	2,016,641
U.S. Treasury Bond	2.50	2-15-2046	100,000	122,539
U.S. Treasury Bond	2.50	5-15-2046	1,065,000	1,306,289
U.S. Treasury Bond	2.75	8-15-2042	6,035,000	7,681,423
U.S. Treasury Bond	2.75	11-15-2042	1,920,000	2,441,025
U.S. Treasury Bond	2.75	11-15-2047	1,110,000	1,433,851
U.S. Treasury Bond	2.88	5-15-2028	2,295,000	2,697,521
U.S. Treasury Bond	2.88	5-15-2043	1,200,000	1,555,594
U.S. Treasury Bond	3.00	5-15-2042	145,000	191,485
U.S. Treasury Bond	3.00	11-15-2044	585,000	776,176
U.S. Treasury Bond	3.00	5-15-2045	105,000	139,679
U.S. Treasury Bond	3.00	11-15-2045	35,000	46,691
U.S. Treasury Bond	3.00	2-15-2047	1,050,000	1,410,404
U.S. Treasury Bond	3.00	5-15-2047	16,986,000	22,847,497
U.S. Treasury Bond	3.00	2-15-2048	435,000	587,624
U.S. Treasury Bond	3.00	8-15-2048	585,000	793,109
U.S. Treasury Bond	3.00	2-15-2049	1,330,000	1,809,164
U.S. Treasury Bond	3.13	11-15-2041	1,105,000	1,483,506
U.S. Treasury Bond	3.13	2-15-2042	370,000	497,809
U.S. Treasury Bond	3.13	2-15-2043	2,010,000	2,706,120
U.S. Treasury Bond	3.38	5-15-2044	20,000	28,040
U.S. Treasury Bond	3.50	2-15-2039	15,000	20,948
U.S. Treasury Bond	3.63	8-15-2043	110,000	159,358
U.S. Treasury Bond	3.63	2-15-2044	35,000	50,801
U.S. Treasury Bond	3.75	8-15-2041	35,000	51,081
U.S. Treasury Bond	3.75	11-15-2043	350,000	516,387
U.S. Treasury Bond	4.25	11-15-2040	480,000	741,919
U.S. Treasury Bond	4.38	5-15-2040	800,000	1,249,250
U.S. Treasury Bond	4.50	8-15-2039	550,000	864,961

The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  9

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	4.75%	2-15-2041	$120,000	$196,950
U.S. Treasury Bond	5.00	5-15-2037	1,574,000	2,542,625
U.S. Treasury Bond	5.38	2-15-2031	1,592,000	2,345,153
U.S. Treasury Bond	5.50	8-15-2028	430,000	596,037
U.S. Treasury Bond	6.13	11-15-2027	245,000	343,316
U.S. Treasury Bond	6.13	8-15-2029	1,280,000	1,897,050
U.S. Treasury Bond	6.25	5-15-2030	905,000	1,381,999
U.S. Treasury Bond	6.38	8-15-2027	50,000	70,277
U.S. Treasury Bond	6.88	8-15-2025	335,000	443,770
U.S. Treasury Note	2.63	12-31-2025	2,015,000	2,260,657
U.S. Treasury Note	0.13	4-30-2022	3,030,000	3,029,171
U.S. Treasury Note	0.13	5-31-2022	2,595,000	2,594,088
U.S. Treasury Note	0.13	6-30-2022	3,085,000	3,084,036
U.S. Treasury Note	0.13	8-31-2022	1,700,000	1,699,668
U.S. Treasury Note	0.13	5-15-2023	2,815,000	2,813,241
U.S. Treasury Note	0.13	7-15-2023	545,000	544,617
U.S. Treasury Note	0.25	4-15-2023	1,475,000	1,478,976
U.S. Treasury Note	0.25	5-31-2025	1,790,000	1,789,580
U.S. Treasury Note	0.38	3-31-2022	2,895,000	2,905,404
U.S. Treasury Note	0.50	3-15-2023	750,000	756,826
U.S. Treasury Note	0.50	3-31-2025	2,925,000	2,958,706
U.S. Treasury Note	0.50	5-31-2027	1,645,000	1,647,956
U.S. Treasury Note	0.63	3-31-2027	1,865,000	1,885,326
U.S. Treasury Note	0.63	5-15-2030	1,095,000	1,087,472
U.S. Treasury Note	1.13	9-30-2021	1,610,000	1,626,603
U.S. Treasury Note	1.13	2-28-2022	2,515,000	2,551,644
U.S. Treasury Note	1.13	2-28-2025	1,855,000	1,928,475
U.S. Treasury Note	1.25	10-31-2021	2,820,000	2,855,691
U.S. Treasury Note	1.25	7-31-2023	630,000	650,081
U.S. Treasury Note	1.25	8-31-2024	810,000	843,349
U.S. Treasury Note	1.38	1-31-2022	2,915,000	2,965,329
U.S. Treasury Note	1.38	6-30-2023	4,245,000	4,391,253
U.S. Treasury Note	1.38	8-31-2023	435,000	450,888
U.S. Treasury Note	1.38	9-30-2023	6,135,000	6,364,104
U.S. Treasury Note	1.38	8-31-2026	1,290,000	1,365,032
U.S. Treasury Note	1.50	1-31-2022	3,290,000	3,352,459
U.S. Treasury Note	1.50	8-15-2022	2,480,000	2,545,875
U.S. Treasury Note	1.50	1-15-2023	1,695,000	1,749,624
U.S. Treasury Note	1.50	2-28-2023	3,560,000	3,680,289
U.S. Treasury Note	1.50	3-31-2023	6,085,000	6,297,737
U.S. Treasury Note	1.50	9-30-2024	3,215,000	3,382,406
U.S. Treasury Note	1.50	10-31-2024	225,000	236,892
U.S. Treasury Note	1.50	8-15-2026	545,000	580,510
U.S. Treasury Note	1.63	8-15-2022	175,000	180,079
U.S. Treasury Note	1.63	4-30-2023	280,000	291,014
U.S. Treasury Note	1.63	5-31-2023	3,090,000	3,215,411
U.S. Treasury Note	1.63	10-31-2023	2,540,000	2,657,177
U.S. Treasury Note	1.63	2-15-2026	6,240,000	6,674,363
U.S. Treasury Note	1.63	5-15-2026	625,000	669,556
U.S. Treasury Note	1.63	9-30-2026	1,395,000	1,497,554
U.S. Treasury Note	1.63	10-31-2026	915,000	982,553
U.S. Treasury Note	1.63	8-15-2029	2,005,000	2,176,991
U.S. Treasury Note	1.75	11-30-2021	1,975,000	2,014,500
U.S. Treasury Note	1.75	2-28-2022	1,030,000	1,054,704
U.S. Treasury Note	1.75	3-31-2022	2,585,000	2,650,332
U.S. Treasury Note	1.75	4-30-2022	2,465,000	2,530,765

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.75%	5-15-2022	$3,030,000	$3,112,378
U.S. Treasury Note	1.75	5-31-2022	3,425,000	3,520,927
U.S. Treasury Note	1.75	6-15-2022	3,520,000	3,620,925
U.S. Treasury Note	1.75	6-30-2022	2,820,000	2,902,617
U.S. Treasury Note	1.75	9-30-2022	10,000	10,336
U.S. Treasury Note	1.75	5-15-2023	410,000	427,665
U.S. Treasury Note	1.75	6-30-2024	3,510,000	3,716,761
U.S. Treasury Note	1.75	12-31-2026	2,720,000	2,944,931
U.S. Treasury Note	1.75	11-15-2029	830,000	911,573
U.S. Treasury Note	1.88	11-30-2021	50,000	51,066
U.S. Treasury Note	1.88	1-31-2022	2,805,000	2,872,824
U.S. Treasury Note	1.88	2-28-2022	345,000	353,921
U.S. Treasury Note	1.88	7-31-2022	1,865,000	1,926,705
U.S. Treasury Note	1.88	8-31-2024	3,290,000	3,507,320
U.S. Treasury Note	2.00	10-31-2021	1,160,000	1,184,831
U.S. Treasury Note	2.00	10-31-2022	1,990,000	2,069,989
U.S. Treasury Note	2.00	2-15-2023	30,000	31,366
U.S. Treasury Note	2.00	6-30-2024	4,751,000	5,076,147
U.S. Treasury Note	2.00	2-15-2025	340,000	366,443
U.S. Treasury Note	2.00	8-15-2025	1,200,000	1,301,672
U.S. Treasury Note	2.13	9-30-2021	725,000	740,350
U.S. Treasury Note	2.13	12-31-2022	1,700,000	1,778,359
U.S. Treasury Note	2.13	11-30-2023	750,000	797,402
U.S. Treasury Note	2.13	7-31-2024	10,000	10,748
U.S. Treasury Note	2.13	5-15-2025	880,000	956,553
U.S. Treasury Note	2.25	12-31-2023	15,000	16,032
U.S. Treasury Note	2.25	4-30-2024	605,000	650,375
U.S. Treasury Note	2.25	10-31-2024	2,035,000	2,206,067
U.S. Treasury Note	2.25	11-15-2024	2,435,000	2,641,499
U.S. Treasury Note	2.25	12-31-2024	1,485,000	1,613,603
U.S. Treasury Note	2.25	11-15-2025	1,805,000	1,986,205
U.S. Treasury Note	2.25	3-31-2026	3,200,000	3,536,500
U.S. Treasury Note	2.25	2-15-2027	400,000	446,109
U.S. Treasury Note	2.25	11-15-2027	20,000	22,470
U.S. Treasury Note	2.38	8-15-2024	490,000	531,746
U.S. Treasury Note	2.38	5-15-2027	7,413,000	8,348,891
U.S. Treasury Note	2.38	5-15-2029	690,000	792,314
U.S. Treasury Note	2.50	1-15-2022	3,175,000	3,277,071
U.S. Treasury Note	2.50	8-15-2023	1,975,000	2,111,321
U.S. Treasury Note	2.50	1-31-2024	895,000	965,621
U.S. Treasury Note	2.50	1-31-2025	1,670,000	1,835,695
U.S. Treasury Note	2.50	2-28-2026	800,000	894,469
U.S. Treasury Note	2.63	1-31-2026	2,230,000	2,505,266
U.S. Treasury Note	2.63	2-15-2029	3,060,000	3,567,888
U.S. Treasury Note	2.75	7-31-2023	2,665,000	2,866,228
U.S. Treasury Note	2.75	11-15-2023	2,040,000	2,207,902
U.S. Treasury Note	2.75	2-28-2025	1,410,000	1,567,854
U.S. Treasury Note	2.75	6-30-2025	1,270,000	1,421,408
U.S. Treasury Note	2.75	8-31-2025	2,185,000	2,452,833
U.S. Treasury Note	2.75	2-15-2028	2,685,000	3,121,313
U.S. Treasury Note	2.88	11-30-2023	2,400,000	2,609,813
U.S. Treasury Note	2.88	4-30-2025	2,440,000	2,736,613
U.S. Treasury Note	2.88	11-30-2025	1,145,000	1,298,099
U.S. Treasury Note	2.88	8-15-2028	1,875,000	2,211,182
U.S. Treasury Note	3.13	11-15-2028	2,375,000	2,857,236
U.S. Treasury Note	6.00	2-15-2026	450,000	588,023

The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  11

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	6.50%	11-15-2026	$745,000	$1,024,521
U.S. Treasury Note	7.25	8-15-2022	1,740,000	1,982,648
U.S. Treasury Note	7.50	11-15-2024	695,000	906,758
U.S. Treasury Note	8.00	11-15-2021	760,000	831,963

Total U.S. Treasury Securities (Cost $285,087,674)				308,056,535

Yankee Corporate Bonds and Notes: 2.80%

Energy: 0.23%

Oil, Gas & Consumable Fuels: 0.23%
CNOOC Petroleum North America ULC	7.50	7-30-2039	60,000	100,185
Ecopetrol SA	5.88	9-18-2023	210,000	232,050
Ecopetrol SA	7.38	9-18-2043	200,000	259,300
Equinor ASA	3.00	4-6-2027	150,000	166,498
Equinor ASA	3.13	4-6-2030	160,000	179,912
Equinor ASA	3.95	5-15-2043	100,000	115,950
Equinor ASA	4.80	11-8-2043	200,000	261,618

				1,315,513

Financials: 2.57%

Banks: 2.57%
African Development Bank	0.75	4-3-2023	410,000	415,167
Asian Development Bank	1.50	10-18-2024	360,000	377,348
Asian Development Bank	1.75	9-19-2029	160,000	172,355
Asian Development Bank	1.88	1-24-2030	110,000	120,166
Asian Development Bank	2.00	2-16-2022	760,000	779,160
Asian Development Bank	2.00	4-24-2026	60,000	65,084
Asian Development Bank	2.63	1-12-2027	270,000	303,540
Asian Development Bank	5.82	6-16-2028	10,000	13,650
Asian Development Bank	6.22	8-15-2027	80,000	107,851
Corporación Andina de Fomento	2.13	9-27-2021	10,000	10,125
Corporación Andina de Fomento	3.75	11-23-2023	130,000	140,994
Corporación Andina de Fomento	4.38	6-15-2022	120,000	126,901
European Bank for Reconstruction & Development	0.50	5-19-2025	430,000	430,510
European Bank for Reconstruction & Development	2.13	3-7-2022	10,000	10,281
European Investment Bank	0.25	9-15-2023	470,000	469,882
European Investment Bank	0.88	5-17-2030	120,000	120,365
European Investment Bank	1.88	2-10-2025	110,000	117,302
European Investment Bank	2.00	12-15-2022	390,000	405,893
European Investment Bank	2.13	10-15-2021	130,000	132,781
European Investment Bank	2.25	6-24-2024	640,000	687,515
European Investment Bank	2.50	3-15-2023	200,000	211,471
European Investment Bank	3.25	1-29-2024	270,000	297,158
European Investment Bank	4.88	2-15-2036	70,000	104,864
FMS Wertmanagement	2.00	8-1-2022	260,000	268,839
Inter-American Development Bank	1.75	4-14-2022	580,000	594,217
Inter-American Development Bank	1.75	9-14-2022	250,000	257,697
Inter-American Development Bank	1.75	3-14-2025	560,000	593,748
Inter-American Development Bank	2.00	6-2-2026	60,000	64,987
Inter-American Development Bank	2.13	1-18-2022	60,000	61,532
Inter-American Development Bank	2.13	1-15-2025	150,000	161,173
Inter-American Development Bank	2.38	7-7-2027	30,000	33,387
International Bank for Reconstruction & Development	0.75	8-26-2030	130,000	128,349
International Bank for Reconstruction & Development	1.50	8-28-2024	400,000	418,563
International Bank for Reconstruction & Development	1.88	10-7-2022	540,000	558,644

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Banks (continued)
International Bank for Reconstruction & Development	1.88%	6-19-2023	$470,000	$491,073
International Bank for Reconstruction & Development	2.00	1-26-2022	30,000	30,744
International Bank for Reconstruction & Development	2.50	3-19-2024	480,000	516,533
International Bank for Reconstruction & Development	2.50	7-29-2025	20,000	22,039
International Bank for Reconstruction & Development	2.50	11-22-2027	370,000	417,699
International Finance Corporation	1.38	10-16-2024	100,000	104,219
International Finance Corporation	2.13	4-7-2026	100,000	109,128
KfW ¤	0.00	4-18-2036	80,000	65,003
KfW ¤	0.00	6-29-2037	50,000	40,435
KfW	0.75	9-30-2030	260,000	257,773
KfW	2.00	11-30-2021	250,000	255,551
KfW	2.00	5-2-2025	40,000	43,034
KfW	2.13	3-7-2022	530,000	545,367
KfW	2.13	6-15-2022	110,000	113,759
KfW	2.13	1-17-2023	870,000	909,015
KfW	2.50	2-15-2022	140,000	144,623
KfW	2.88	4-3-2028	180,000	209,984
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	10,696
Landwirtschaftliche Rentenbank	2.00	1-13-2025	150,000	160,489
Landwirtschaftliche Rentenbank	2.25	10-1-2021	60,000	61,295
Nordic Investment Bank	1.38	10-17-2022	230,000	235,617
Oesterreichische Kontrollbank AG	2.88	3-13-2023	260,000	276,874
Swedish Export Credit ¤	0.00	5-11-2037	65,000	45,530
Swedish Export Credit	0.50	8-26-2025	810,000	809,700
Swedish Export Credit	1.63	9-12-2021	320,000	324,339

				14,962,018

Total Yankee Corporate Bonds and Notes (Cost $15,690,660)				16,277,531

Yankee Government Bonds: 2.06%
Canada Government	2.00	11-15-2022	60,000	62,288
Canada Government	2.63	1-25-2022	260,000	268,910
Export Development Canada	2.63	2-21-2024	430,000	464,325
Export-Import Bank of Korea	2.88	1-21-2025	400,000	433,988
Japan Bank for International Cooperation	2.00	11-4-2021	490,000	499,316
Japan Bank for International Cooperation	2.75	11-16-2027	360,000	407,246
Japan Bank for International Cooperation	3.38	10-31-2023	270,000	294,680
Korea Development Bank	2.63	2-27-2022	330,000	340,058
Oriental Republic of Uruguay	4.38	1-23-2031	75,000	89,813
Oriental Republic of Uruguay	4.98	4-20-2055	200,000	274,002
Oriental Republic of Uruguay	5.10	6-18-2050	85,000	117,088
Province of Alberta	2.20	7-26-2022	250,000	258,505
Province of British Columbia	2.00	10-23-2022	15,000	15,546
Province of British Columbia	7.25	9-1-2036	100,000	169,706
Province of Manitoba	2.10	9-6-2022	120,000	124,058
Province of Ontario	2.00	10-2-2029	90,000	97,084
Province of Ontario	2.20	10-3-2022	120,000	124,514
Province of Ontario	2.30	6-15-2026	70,000	76,167
Province of Ontario	2.40	2-8-2022	450,000	463,347
Province of Ontario	2.50	4-27-2026	70,000	76,925
Province of Ontario	3.20	5-16-2024	5,000	5,497
Province of Ontario	3.40	10-17-2023	110,000	120,062
Province of Quebec	1.35	5-28-2030	100,000	103,000
Province of Quebec	2.50	4-9-2024	70,000	75,227
Province of Quebec	2.50	4-20-2026	75,000	82,310

The accompanying notes are an integral part of these financial statements.

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Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Province of Quebec	2.63%	2-13-2023	$60,000	$63,246
Province of Quebec	7.13	2-9-2024	110,000	134,301
Province of Quebec	7.50	7-15-2023	80,000	95,624
Republic of Chile	3.24	2-6-2028	250,000	278,875
Republic of Colombia	3.88	4-25-2027	200,000	217,200
Republic of Colombia	6.13	1-18-2041	225,000	293,063
Republic of Colombia	7.38	9-18-2037	140,000	199,500
Republic of Colombia	8.13	5-21-2024	80,000	97,000
Republic of Hungary	5.38	3-25-2024	19,000	21,847
Republic of Hungary	7.63	3-29-2041	112,000	199,707
Republic of Indonesia	3.50	1-11-2028	200,000	220,052
Republic of Indonesia	4.35	1-11-2048	205,000	242,823
Republic of Italy	2.88	10-17-2029	215,000	220,303
Republic of Italy	5.38	6-15-2033	145,000	181,743
Republic of Korea	3.88	9-11-2023	210,000	230,486
Republic of Panama	3.87	7-23-2060	200,000	237,000
Republic of Panama	9.38	4-1-2029	250,000	388,125
Republic of Peru	2.84	6-20-2030	180,000	197,280
Republic of Peru	5.63	11-18-2050	140,000	230,230
Republic of Philippines	5.50	3-30-2026	410,000	503,025
Republic of Philippines	6.38	10-23-2034	185,000	270,137
Republic of Philippines	9.50	2-2-2030	55,000	90,372
Republic of Poland	3.00	3-17-2023	215,000	228,405
Republic of Poland	3.25	4-6-2026	10,000	11,281
State of Israel	3.38	1-15-2050	350,000	385,455
State of Israel	5.50	12-4-2023	120,000	140,133
State of Israel	5.50	9-18-2033	6,000	8,922
United Mexican States	4.00	10-2-2023	10,000	10,895
United Mexican States	4.13	1-21-2026	150,000	166,800
United Mexican States	4.15	3-28-2027	205,000	227,960
United Mexican States	4.35	1-15-2047	225,000	239,963
United Mexican States	4.75	3-8-2044	184,000	205,988
United Mexican States	5.55	1-21-2045	320,000	397,440
United Mexican States	5.75	10-12-2099	21,000	25,557
United Mexican States	6.05	1-11-2040	40,000	51,315
United Mexican States	7.50	4-8-2033	110,000	155,375
United Mexican States	8.30	8-15-2031	60,000	87,445

Total Yankee Government Bonds (Cost $11,156,739)				11,998,535

	Yield		Shares
Short-Term Investments: 10.01%

Investment Companies: 10.01%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.06		58,129,957	58,129,957

Total Short-Term Investments (Cost $58,129,957)				58,129,957

Total investments in securities (Cost $597,820,338)	108.41%	629,789,380

Other assets and liabilities, net	(8.41)	(48,846,106)

Total net assets	100.00%	$580,943,274

The accompanying notes are an integral part of these financial statements.

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Portfolio of investments—August 31, 2020 (unaudited)

%%	The security is purchased on a when-issued basis.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

EDA	Economic Development Authority

FFCB	Federal Farm Credit Banks

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

National	National Public Finance Guarantee Corporation

TVA	Tennessee Valley Authority

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$11,379,432	$148,876,932	($102,126,407)	$0	$0	$14,306	$58,129,957	10.01%

The accompanying notes are an integral part of these financial statements.

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Statement of assets and liabilities—August 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $539,690,381)	$571,659,423
Investments in affiliated securities, at value (cost $58,129,957)	58,129,957
Cash	202
Receivable for investments sold	6,956,336
Receivable for interest	1,967,658
Prepaid expenses and other assets	15,517

Total assets	638,729,093

Liabilities
Payable for investments purchased	57,567,843
Advisory fee payable	15,309
Trustees’ fees and expenses payable	1,876
Accrued expenses and other liabilities	200,791

Total liabilities	57,785,819

Total net assets	$580,943,274

The accompanying notes are an integral part of these financial statements.

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Statement of operations—six months ended August 31, 2020 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $439)	$5,104,420
Income from affiliated securities	14,306

Total investment income	5,118,726

Expenses
Advisory fee	140,625
Custody and accounting fees	17,316
Professional fees	22,430
Shareholder report expenses	3,510
Trustees’ fees and expenses	9,898
Other fees and expenses	8,079

Total expenses	201,858
Less: Fee waivers and/or expense reimbursements	(44,603)

Net expenses	157,255

Net investment income	4,961,471

Realized and unrealized gains (losses) on investments
Net realized gains on investments	10,765,404
Net change in unrealized gains (losses) on investments	(2,046,121)

Net realized and unrealized gains (losses) on investments	8,719,283

Net increase in net assets resulting from operations	$13,680,754

The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020

Operations
Net investment income	$4,961,471	$14,752,004
Net realized gains on investments	10,765,404	2,813,519
Net change in unrealized gains (losses) on investments	(2,046,121)	44,821,599

Net increase in net assets resulting from operations	13,680,754	62,387,122

Capital transactions
Transactions in investors’ beneficial interests
Contributions	102,493,641	135,893,333
Withdrawals	(200,666,457)	(144,584,522)

Net decrease in net assets resulting from capital transactions	(98,172,816)	(8,691,189)

Total increase (decrease) in net assets	(84,492,062)	53,695,933

Net assets
Beginning of period	665,435,336	611,739,403

End of period	$580,943,274	$665,435,336

The accompanying notes are an integral part of these financial statements.

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Financial highlights

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28
			2019	2018[1]
Total return[2]	2.42%	10.34%	3.23%	(1.39)%
Ratios to average net assets (annualized)
Gross expenses	0.07%	0.07%	0.08%	0.08%
Net expenses	0.06%	0.06%	0.07%	0.07%
Net investment income	1.76%	2.32%	2.38%	2.03%
Supplemental data
Portfolio turnover rate	47%	46%	72%	221%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

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Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio (the “Portfolio”) which is a diversified series of the Trust.

Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Investment Company Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

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Notes to financial statements (unaudited)

Federal and other taxes

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2020, the aggregate cost of all investments for federal income tax purposes was $597,537,784 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$32,580,344

Gross unrealized losses	(328,748)

Net unrealized gains	$32,251,596

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$218,824,549	$0	$218,824,549

Asset-backed securities	0	4,030,050	0	4,030,050

Municipal obligations	0	4,745,809	0	4,745,809

Non-agency mortgage-backed securities	0	7,726,414	0	7,726,414

U.S. Treasury securities	308,056,535	0	0	308,056,535

Yankee corporate bonds and notes	0	16,277,531	0	16,277,531

Yankee government bonds	0	11,998,535	0	11,998,535

Short-term investments

Investment companies	58,129,957	0	0	58,129,957

Total assets	$366,186,492	$263,602,888	$0	$629,789,380

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

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Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended August 31, 2020, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expenses ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2020 were $413,341,188 and $431,431,367, respectively.

6. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended August 31, 2020, there were no borrowings by the Portfolio under the agreement.

7. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

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Notes to financial statements (unaudited)

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

9. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  23

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  27

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT, ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Emerging Markets Bond Fund, Wells Fargo High Yield Corporate Bond Fund, Wells Fargo International Government Bond Fund, Wells Fargo U.S. Core Bond Fund, Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Equity Portfolio, Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, Wells Fargo International Government Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at a meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board of Funds Trust, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of Funds Trust identified in the table below (individually, an “Index Fund” and collectively, the “Index Funds”) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”).

Index Funds

Wells Fargo Emerging Markets Bond Fund

Wells Fargo High Yield Corporate Bond Fund

Wells Fargo International Government Bond Fund

Wells Fargo U.S. Core Bond Fund

In addition, the Funds Trust Board reviewed and approved an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”) for the U.S. Core Bond Fund (the “Core Bond Fund Sub-Advisory Agreement”).

At the Meeting, the Board of Master Trust, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved for each of the portfolios of Master Trust identified in the table below (individually, a “Master Portfolio” and collectively, the “Master Portfolios”): (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management; and (ii) an investment sub-advisory agreement (each, a “Master Portfolio Sub-Advisory Agreement”, and collectively, the “Master Portfolio Sub-Advisory Agreements”) with the sub-adviser(s) identified in the chart below (each, a “Sub-Adviser”, and collectively, the “Sub-Advisers”) for the corresponding Master Portfolio identified.

Master Portfolios	Sub-Advisers

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio	WellsCap

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	WellsCap

Wells Fargo Emerging Markets Bond Portfolio	Wells Fargo Asset Management (International), Limited (“WFAM International”)

Wells Fargo Factor Enhanced International Equity Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Large Cap Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Small Cap Portfolio	WellsCap

Wells Fargo International Government Bond Portfolio	WFAM International

Wells Fargo Investment Grade Corporate Bond Portfolio	WellsCap

Wells Fargo High Yield Corporate Bond Portfolio	WellsCap

Wells Fargo Strategic Retirement Bond Portfolio	WellsCap

Wells Fargo U.S. REIT Portfolio	WellsCap

28  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Other information (unaudited)

The Index Funds and the Master Portfolios are collectively referred to as the “Funds.” The Management Agreement, the Core Bond Fund Sub-Advisory Agreement, the Master Portfolio Advisory Agreement and the Master Portfolio Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

The Boards noted that each of the Index Funds is a feeder fund that invests all of its assets in its corresponding Master Portfolio, with the exception of the U.S. Core Bond Fund, which invests in multiple Master Portfolios. Information provided to the Boards regarding the Index Funds is also applicable to the Master Portfolios identified above, as relevant.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board of Funds Trust unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Board of Master Trust unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers under each of the Advisory Agreements was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Advisory Agreements, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, and a summary of investments made in the business of WFAM. The Boards also received a description of Funds Management’s and the Sub-Advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Boards also received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Boards also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board of Master Trust noted that each of the Master Portfolios replicates the performance of a proprietary index provided by an affiliate of Funds Management, except that the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, and the Wells Fargo Strategic Retirement Bond Portfolio track the performance of third-party indexes. The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  29

Other information (unaudited)

Fund investment performance and expenses

The Boards considered the investment performance results for each of the Master Portfolios for the one-year period ended December 31, 2019. The Boards also considered more current results for the one-year period ended March 31, 2020. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Master Portfolios (each, a “Universe”), and in comparison to each Master Portfolio’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Boards noted the short performance history of the Master Portfolios. For the one-year period ended December 31, 2019, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe; and (ii) the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe. For the one-year period ended March 31, 2020, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe, and (ii) the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe.

The Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index for the one-year period ended December 31, 2019, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo U.S. REIT Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo International Government Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark. For the one-year period ended March 31, 2020, the Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo U.S. REIT Portfolio, the Wells Fargo Investment Grade Corporate Bond Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than, equal to or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo International Government Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark.

The Boards received information concerning, and discussed factors contributing to, the underperformance of certain Master Portfolios, relative to the Universe and benchmark index, for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

The Board of Funds Trust took note of the investment performance of the Master Portfolios in the context of reviewing the investment performance of the Index Funds. The Board of Funds Trust also received and considered information regarding the “zero fee and expense” structure of each Index Fund. Specifically, the Funds Trust Board noted that each Index Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, are zero. The Funds Trust Board also noted that Funds Management assumes and pays or

30  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Other information (unaudited)

reimburses all of the ordinary operating expenses of each Index Fund, including acquired fund fees and expenses, pursuant to an agreement with each of the Index Funds (the “Fee and Expense Agreement”). The Funds Trust Board further noted that Funds Management receives a fee from Wells Fargo Wealth and Investment Management (“WIM”) pursuant to an intercompany agreement equal to the Master Portfolio fees and expenses absorbed by Funds Management through its Fee and Expense Agreement with each of the Index Funds.

With respect to the Master Portfolios, the Board of Master Trust received and considered information regarding the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Funds (the “Groups”). The Boards received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.

The Boards took into account the Funds’ expense information and the Master Portfolios’ performance information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Board of Funds Trust reviewed and considered that the contractual investment management fee rate payable by each Index Fund to Funds Management for investment management services zero, and also reviewed and considered that each Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of each Fund, including acquired fund fees and expenses, under the Fee and Expense Agreement. The Board of Funds Trust also reviewed and considered that the contractual investment sub-advisory fee rate payable by Funds Management to WellsCap for investment sub-advisory services for the U.S. Core Bond Fund is also zero.

The Board of Master Trust reviewed and considered the contractual fee rates payable by the Master Portfolios to Funds Management under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Board of Master Trust also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

The Board of Master Trust reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Groups at a common asset level. The Board of Master Trust noted that the Advisory Agreement Rates of each Master Portfolio were lower than or equal to the median rate for such Master Portfolio’s expense Groups.

The Boards also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Boards ascribed limited relevance to the allocation of fees between them.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Fund Trust determined that the compensation received by Funds Management from WIM pursuant to the intercompany agreement, and the absence of compensation payable by the Funds to Funds Management pursuant to the Management Agreement or to WellsCap pursuant to the Core Bond Fund Sub-Advisory Agreement, was reasonable. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Master Trust determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates for each Master Portfolio were reasonable.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  31

Other information (unaudited)

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Boards noted that the Sub-Advisers’ profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Boards did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent them from approving the continuation of the Advisory Agreements.

Economies of scale

The Boards received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Boards noted the existence of breakpoints in the each Master Portfolio’s advisory fee structure and each Index Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Funds in relation to such breakpoints. The Boards considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Boards concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers was reasonable.

32  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including each Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined as the risk that a Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), each Portfolio’s investment adviser, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting any Portfolio were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

Semi-Annual Report

August 31, 2020

Wells Fargo

Factor Enhanced U.S. Low Volatility Equity Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  1

Portfolio information (unaudited)

Investment objective

The Portfolio seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Beinn, CFA®‡

Harindra de Silva, Ph.D., CFA®‡

Monisha Jayakumar

Ten largest holdings (%) as of August 31, 2020[1]

NextEra Energy Incorporated	1.66

Microsoft Corporation	1.65

T-Mobile US Incorporated	1.62

Verizon Communications Incorporated	1.61

McDonald’s Corporation	1.60

PepsiCo Incorporated	1.58

Accenture plc Class A	1.57

Merck & Company Incorporated	1.53

Visa Incorporated Class A	1.49

Johnson & Johnson	1.44

Portfolio composition as of August 31, 2020[2]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[2]	Amounts are calculated based on the total long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

2  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Common Stocks: 100.22%

Communication Services: 6.65%

Diversified Telecommunication Services: 2.48%
AT&T Incorporated	7,133	$212,635
Verizon Communications Incorporated	6,656	394,501

		607,136

Entertainment: 1.21%
Activision Blizzard Incorporated	22	1,837
Take-Two Interactive Software Incorporated †	752	128,735
The Walt Disney Company	1,271	167,607

		298,179

Interactive Media & Services: 0.14%
Alphabet Incorporated Class C †	21	34,318

Media: 1.20%
Charter Communications Incorporated Class A †	135	83,107
Comcast Corporation Class A	3,046	136,491
Discovery Incorporated Class A †	743	16,394
Fox Corporation Class A	230	6,408
Omnicom Group Incorporated	463	25,044
Sirius XM Holdings Incorporated	4,444	26,086

		293,530

Wireless Telecommunication Services: 1.62%
T-Mobile US Incorporated †	3,409	397,762

Consumer Discretionary: 6.92%

Automobiles: 0.02%
General Motors Company	172	5,096

Distributors: 0.10%
Genuine Parts Company	256	24,177

Hotels, Restaurants & Leisure: 2.26%
Aramark	203	5,595
Domino’s Pizza Incorporated	24	9,815
McDonald’s Corporation	1,832	391,169
Starbucks Corporation	1,753	148,076

		554,655

Household Durables: 0.17%
Garmin Limited	407	42,169

Internet & Direct Marketing Retail: 0.13%
eBay Incorporated	595	32,594

Multiline Retail: 1.27%
Dollar General Corporation	838	169,175
Dollar Tree Incorporated †	673	64,790
Target Corporation	505	76,361

		310,326

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  3

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Specialty Retail: 2.59%
Advance Auto Parts Incorporated	30	$4,689
AutoZone Incorporated	98	117,238
Best Buy Company Incorporated	74	8,207
Burlington Stores Incorporated †	65	12,800
O’Reilly Automotive Incorporated †	169	78,691
Ross Stores Incorporated	447	40,713
The Home Depot Incorporated	814	232,023
The TJX Companies Incorporated	2,537	139,002

		633,363

Textiles, Apparel & Luxury Goods: 0.38%
Nike Incorporated Class B	797	89,176
Ralph Lauren Corporation	62	4,267

		93,443

Consumer Staples: 12.52%

Beverages: 3.13%
Brown-Forman Corporation Class B	342	25,024
Molson Coors Brewing Company Class B	148	5,571
Monster Beverage Corporation †	130	10,902
PepsiCo Incorporated	2,759	386,426
The Coca-Cola Company	6,841	338,835

		766,758

Food & Staples Retailing: 1.13%
Costco Wholesale Corporation	57	19,817
The Kroger Company	2,193	78,246
Walmart Incorporated	1,285	178,422

		276,485

Food Products: 4.61%
Archer Daniels Midland Company	476	21,306
Bunge Limited	132	6,022
Campbell Soup Company	1,191	62,659
General Mills Incorporated	772	49,369
Hormel Foods Corporation	4,826	246,029
Ingredion Incorporated	197	15,847
Kellogg Company	1,998	141,678
McCormick & Company Incorporated	585	120,627
Mondelez International Incorporated Class A	1,848	107,960
The Hershey Company	1,886	280,335
The J.M. Smucker Company	540	64,897
Tyson Foods Incorporated Class A	207	13,000

		1,129,729

Household Products: 3.29%
Church & Dwight Company Incorporated	969	92,859
Colgate-Palmolive Company	1,301	103,117
Kimberly-Clark Corporation	808	127,470
The Clorox Company	693	154,886
The Procter & Gamble Company	2,380	329,225

		807,557

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Tobacco: 0.36%
Altria Group Incorporated	1,302	$56,949
Philip Morris International Incorporated	388	30,959

		87,908

Energy: 0.98%

Energy Equipment & Services: 0.02%
National Oilwell Varco Incorporated	331	3,972
Schlumberger Limited	126	2,395

		6,367

Oil, Gas & Consumable Fuels: 0.96%
Cabot Oil & Gas Corporation	1,201	22,783
Cheniere Energy Incorporated †	446	23,214
Chevron Corporation	101	8,477
ConocoPhillips	72	2,728
Exxon Mobil Corporation	2,669	106,600
Kinder Morgan Incorporated	3,136	43,340
Phillips 66	355	20,757
Valero Energy Corporation	139	7,310

		235,209

Financials: 10.97%

Banks: 0.33%
East West Bancorp Incorporated	163	5,995
M&T Bank Corporation	153	15,799
Regions Financial Corporation	285	3,295
Signature Bank	63	6,113
US Bancorp	1,260	45,864
Zions Bancorporation	105	3,377

		80,443

Capital Markets: 1.79%
Ameriprise Financial Incorporated	58	9,094
BlackRock Incorporated	14	8,319
Cboe Global Markets Incorporated	753	69,118
CME Group Incorporated	721	126,802
Intercontinental Exchange Incorporated	1,299	137,993
MarketAxess Holdings Incorporated	26	12,634
Morgan Stanley	29	1,516
S&P Global Incorporated	44	16,122
SEI Investments Company	458	23,981
T. Rowe Price Group Incorporated	128	17,819
The NASDAQ OMX Group Incorporated	112	15,055

		438,453

Diversified Financial Services: 0.07%
Berkshire Hathaway Incorporated Class B	31	6,759
Equitable Holdings Incorporated	478	10,129

		16,888

Insurance: 8.74%
Alleghany Corporation	68	37,710
Allstate Corporation	2,064	191,952

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  5

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Insurance (continued)
Aon plc Class A	936	$187,191
Arch Capital Group Limited †	2,409	75,980
Arthur J. Gallagher & Company	1,398	147,209
Assurant Incorporated	122	14,830
Athene Holding Limited Class A †	49	1,791
Brown & Brown Incorporated	2,777	128,853
Chubb Limited	1,624	203,000
Cincinnati Financial Corporation	232	18,423
Erie Indemnity Company Class A	81	17,289
Everest Reinsurance Group Limited	764	168,141
Globe Life Incorporated	86	7,093
Markel Corporation †	66	71,731
Marsh & McLennan Companies Incorporated	1,739	199,828
Reinsurance Group of America Incorporated	75	6,876
RenaissanceRe Holdings Limited	760	139,642
The Hartford Financial Services Group Incorporated	1,695	68,563
The Progressive Corporation	1,518	144,271
Travelers Companies Incorporated	820	95,153
Willis Towers Watson plc	321	65,975
WR Berkley Corporation	2,451	152,085

		2,143,586

Mortgage REITs: 0.04%
AGNC Investment Corporation	503	7,097
Annaly Capital Management Incorporated	461	3,388

		10,485

Health Care: 16.36%

Biotechnology: 4.56%
AbbVie Incorporated	116	11,109
Alexion Pharmaceuticals Incorporated	14	1,599
Amgen Incorporated	312	79,036
Biogen Incorporated †	92	26,463
BioMarin Pharmaceutical Incorporated †	213	16,620
Gilead Sciences Incorporated	4,380	292,365
Incyte Corporation †	348	33,530
Regeneron Pharmaceuticals Incorporated †	532	329,803
Vertex Pharmaceuticals Incorporated †	1,172	327,129

		1,117,654

Health Care Equipment & Supplies: 4.18%
Abbott Laboratories	784	85,824
Baxter International Incorporated	1,858	161,776
Becton Dickinson & Company	214	51,953
Danaher Corporation	1,068	220,510
Dentsply Sirona Incorporated	220	9,871
Edwards Lifesciences Corporation	45	3,863
Medtronic plc	2,685	288,557
ResMed Incorporated	27	4,881
Stryker Corporation	662	131,182
The Cooper Companies Incorporated	199	62,562
West Pharmaceutical Services Incorporated	11	3,124
Zimmer Biomet Holdings Incorporated	15	2,113

		1,026,216

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Health Care Providers & Services: 1.70%
AmerisourceBergen Corporation	147	$14,263
Anthem Incorporated	394	110,919
CVS Health Corporation	82	5,094
Humana Incorporated	256	106,284
Molina Healthcare Incorporated †	30	5,549
UnitedHealth Group Incorporated	485	151,587
Universal Health Services Incorporated Class B	206	22,732

		416,428

Health Care Technology: 0.13%
Cerner Corporation	426	31,256

Pharmaceuticals: 5.79%
Bristol-Myers Squibb Company	1,375	85,525
Eli Lilly & Company	1,924	285,502
Jazz Pharmaceuticals plc †	38	5,107
Johnson & Johnson	2,304	353,457
Merck & Company Incorporated	4,389	374,250
Perrigo Company plc	37	1,935
Pfizer Incorporated	5,863	221,563
Zoetis Incorporated	570	91,257

		1,418,596

Industrials: 7.49%

Aerospace & Defense: 1.43%
Huntington Ingalls Industries Incorporated	77	11,667
L3Harris Technologies Incorporated	554	100,130
Lockheed Martin Corporation	536	209,179
Northrop Grumman Corporation	81	27,751
Teledyne Technologies Incorporated †	3	941

		349,668

Air Freight & Logistics: 0.94%
C.H. Robinson Worldwide Incorporated	2,258	221,961
Expeditors International of Washington Incorporated	104	9,193

		231,154

Airlines: 0.01%
Southwest Airlines Company	59	2,217

Building Products: 0.10%
Carrier Global Corporation	518	15,462
Masco Corporation	156	9,095

		24,557

Commercial Services & Supplies: 3.81%
Republic Services Incorporated	3,617	335,368
Waste Connections Incorporated	2,712	271,281
Waste Management Incorporated	2,868	326,952

		933,601

Industrial Conglomerates: 0.27%
Honeywell International Incorporated	403	66,717

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  7

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Machinery: 0.26%
Cummins Incorporated	30	$6,218
Dover Corporation	22	2,416
Illinois Tool Works Incorporated	137	27,064
Otis Worldwide Corporation	255	16,040
PACCAR Incorporated	97	8,326
Pentair plc	70	3,160
Snap-on Incorporated	11	1,631

		64,855

Professional Services: 0.41%
Robert Half International Incorporated	499	26,547
Verisk Analytics Incorporated	398	74,295

		100,842

Road & Rail: 0.26%
AMERCO	55	19,519
J.B. Hunt Transport Services Incorporated	174	24,454
Knight-Swift Transportation Holdings Incorporated	101	4,591
Old Dominion Freight Line Incorporated	69	13,950

		62,514

Information Technology: 22.96%

Communications Equipment: 1.65%
Cisco Systems Incorporated	3,887	164,109
Juniper Networks Incorporated	1,504	37,600
Motorola Solutions Incorporated	1,313	203,187

		404,896

Electronic Equipment, Instruments & Components: 1.59%
Amphenol Corporation Class A	1,241	136,262
Arrow Electronics Incorporated	637	50,043
CDW Corporation of Delaware	92	10,456
FLIR Systems Incorporated	585	21,587
Keysight Technologies Incorporated †	1,644	161,967
TE Connectivity Limited	109	10,529

		390,844

IT Services: 12.55%
Accenture plc Class A	1,600	383,888
Akamai Technologies Incorporated †	1,175	136,805
Automatic Data Processing Incorporated	833	115,862
Black Knight Incorporated †	2,537	213,362
Booz Allen Hamilton Holding Corporation	1,119	98,539
Broadridge Financial Solutions Incorporated	648	89,035
Cognizant Technology Solutions Corporation Class A	1,844	123,290
Fidelity National Information Services Incorporated	1,583	238,796
Fiserv Incorporated †	1,677	166,996
FleetCor Technologies Incorporated †	194	48,781
International Business Machines Corporation	726	89,523
Jack Henry & Associates Incorporated	1,400	231,588
Leidos Holdings Incorporated	272	24,613
MasterCard Incorporated Class A	625	223,869
Paychex Incorporated	3,270	250,057
The Western Union Company	7,760	183,058

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

IT Services (continued)
Verisign Incorporated	440	$94,512
Visa Incorporated Class A	1,718	364,199

		3,076,773

Semiconductors & Semiconductor Equipment: 0.56%
Applied Materials Incorporated	17	1,047
Broadcom Incorporated	118	40,964
Intel Corporation	535	27,258
KLA Corporation	18	3,693
QUALCOMM Incorporated	19	2,263
Texas Instruments Incorporated	444	63,115

		138,340

Software: 6.42%
Adobe Incorporated †	577	296,226
CDK Global Incorporated	793	36,970
Citrix Systems Incorporated	2,096	304,339
Intuit Incorporated	179	61,825
Microsoft Corporation	1,798	405,503
NortonLifeLock Incorporated	1,282	30,153
Oracle Corporation	3,414	195,349
Palo Alto Networks Incorporated †	91	23,424
SS&C Technologies Holdings Incorporated	66	4,206
Tyler Technologies Incorporated †	622	214,783

		1,572,778

Technology Hardware, Storage & Peripherals: 0.19%
Apple Incorporated	352	45,422

Materials: 2.57%

Chemicals: 0.97%
Air Products & Chemicals Incorporated	239	69,850
Celanese Corporation Series A	64	6,474
Eastman Chemical Company	26	1,901
Ecolab Incorporated	671	132,241
FMC Corporation	48	5,129
Linde plc	11	2,747
LyondellBasell Industries NV Class A	38	2,488
RPM International Incorporated	89	7,545
The Sherwin-Williams Company	15	10,066

		238,441

Containers & Packaging: 0.24%
Amcor plc	3,866	42,758
Crown Holdings Incorporated †	170	13,065
Packaging Corporation of America	23	2,329

		58,152

Metals & Mining: 1.36%
Newmont Corporation	4,758	320,118
Steel Dynamics Incorporated	494	14,583

		334,701

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  9

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Real Estate: 4.76%

Equity REITs: 4.71%
American Tower Corporation	871	$217,010
AvalonBay Communities Incorporated	316	49,947
Camden Property Trust	902	82,028
Crown Castle International Corporation	1,024	167,168
Duke Realty Corporation	205	7,903
Equinix Incorporated	40	31,591
Equity Lifestyle Properties Incorporated	61	4,044
Equity Residential	2,097	118,376
Essex Property Trust Incorporated	256	55,427
Extra Space Storage Incorporated	754	80,339
Iron Mountain Incorporated	49	1,474
Medical Properties Trust Incorporated	326	6,057
Mid-America Apartment Communities Incorporated	516	60,434
Public Storage Incorporated	1,038	220,471
SBA Communications Corporation	109	33,362
UDR Incorporated	487	16,952
Vornado Realty Trust	28	1,003

		1,153,586

Real Estate Management & Development: 0.05%
Jones Lang LaSalle Incorporated	120	12,365

Utilities: 8.04%

Electric Utilities: 5.61%
Alliant Energy Corporation	581	31,461
American Electric Power Company Incorporated	1,050	82,772
Duke Energy Corporation	2,768	222,381
Evergy Incorporated	1,061	56,466
Eversource Energy	678	58,111
NextEra Energy Incorporated	1,457	406,751
NRG Energy Incorporated	358	12,319
PPL Corporation	163	4,504
The Southern Company	4,433	231,314
Xcel Energy Incorporated	3,880	269,563

		1,375,642

Multi-Utilities: 2.36%
Ameren Corporation	58	4,588
CMS Energy Corporation	998	60,369
Consolidated Edison Incorporated	3,072	219,156
Dominion Energy Incorporated	1,294	101,501
Public Service Enterprise Group Incorporated	53	2,769
WEC Energy Group Incorporated	2,006	188,724

		577,107

Water Utilities: 0.07%
American Water Works Company Incorporated	122	17,241

Total Common Stocks (Cost $23,059,169)		24,569,179

Total investments in securities (Cost $23,059,169)	100.22%	24,569,179

Other assets and liabilities, net	(0.22)	(53,551)

Total net assets	100.00%	$24,515,628

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

†	Non-income-earning security

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

S&P 500 E-Mini Index	1	9-18-2020	$166,414	$174,945	$8,531	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Shares proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class *	$0	$24,358,715	$(24,358,715)	$0	$0	$322	$0	0%

*	No longer held at the end of the period.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  11

Statement of assets and liabilities—August 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $23,059,169)	$24,569,179
Segregated cash for futures contracts	40,000
Receivable for investments sold	70,835
Receivable for dividends	38,649
Receivable from adviser	8,145
Prepaid expenses and other assets	186

Total assets	24,726,994

Liabilities
Payable for daily variation margin on open futures contracts	274
Overdraft due to custodian bank	195,387
Trustees’ fees and expenses payable	3,129
Accrued expenses and other liabilities	12,576

Total liabilities	211,366

Total net assets	$24,515,628

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Statement of operations—period ended August 31, 2020 (unaudited)1

Investment income
Dividends (net of foreign withholding taxes of $75)	$63,256
Income from affiliated securities	322

Total investment income	63,578

Expenses
Advisory fee	3,826
Custody and accounting fees	2,841
Professional fees	11,965
Shareholder report expenses	1,494
Trustees’ fees and expenses	3,221
Other fees and expenses	2,256

Total expenses	25,603
Less: Fee waivers and/or expense reimbursements	(20,247)

Net expenses	5,356

Net investment income	58,222

Realized and unrealized gains (losses) on investments
Net realized gains on investments	14,914

Net change in unrealized gains (losses) on
Unaffiliated securities	1,510,010
Futures contracts	8,531

Net change in unrealized gains (losses) on investments	1,518,541

Net realized and unrealized gains (losses) on investments	1,533,455

Net increase in net assets resulting from operations	$1,591,677

[1]	For the period from July 1, 2020 (commencement of operations) to August 31, 2020

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  13

Statement of changes in net assets

Period ended August 31, 2020[1]

Operations
Net investment income	$58,222
Net realized gains on investments	14,914
Net change in unrealized gains (losses) on investments	1,518,541

Net increase in net assets resulting from operations	1,591,677

Capital transactions
Transactions in investors’ beneficial interests
Contributions	24,046,079
Withdrawals	(1,122,128)

Net increase in net assets resulting from capital transactions	22,923,951

Total increase in net assets	24,515,628

Net assets
Beginning of period	0

End of period	$24,515,628

[1]	For the period from July 1, 2020 (commencement of operations) to August 31, 2020

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Financial highlights

Period ended August 31, 2020 (unaudited)[1]
Total return[2]	6.71%
Ratios to average net assets (annualized)
Gross expenses	0.67%
Net expenses	0.14%
Net investment income	1.52%
Supplemental data
Portfolio turnover rate	2%

[1]	For the period from July 1, 2020 (commencement of operations) to August 31, 2020

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  15

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio (the “Portfolio”) which is a diversified series of the Trust.

Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Investment Company Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

16  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Notes to financial statements (unaudited)

Federal and other taxes

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether dividends and gains have been distributed by the Portfolio.

The Fund is not subject to examination by federal and state tax authorities for taxes before 2020, the year the Fund commenced operations.

As of August 31, 2020, the aggregate cost of all investments for federal income tax purposes was $23,059,169 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,794,451

Gross unrealized losses	(275,910)

Net unrealized gains	$1,518,541

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$1,630,925	$0	$0	$1,630,925

Consumer discretionary	1,695,823	0	0	1,695,823

Consumer staples	3,068,437	0	0	3,068,437

Energy	241,576	0	0	241,576

Financials	2,689,855	0	0	2,689,855

Health care	4,010,150	0	0	4,010,150

Industrials	1,836,125	0	0	1,836,125

Information technology	5,629,053	0	0	5,629,053

Materials	631,294	0	0	631,294

Real estate	1,165,951	0	0	1,165,951

Utilities	1,969,990	0	0	1,969,990

	24,569,179	0	0	24,569,179

Futures contracts	8,531	0	0	8,531

Total assets	$24,577,710	$0	$0	$24,577,710

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  17

Notes to financial statements (unaudited)

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the period from July 1, 2020 (commencement of operations) to August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $5 million	0.10%

Next $5 million	0.08

Over $10 billion	0.06

For the period from July 1, 2020 (commencement of operations) to August 31, 2020, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the period from July 1, 2020 (commencement of operations) to August 31, 2020 were $23,521,361 and $477,157, respectively.

6. DERIVATIVE TRANSACTIONS

During the period from July 1, 2020 (commencement of operations) to August 31, 2020, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $57,290 in long futures contracts during the period from July 1, 2020 (commencement of operations) to August 31, 2020.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

18  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Notes to financial statements (unaudited)

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

9. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  19

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

20  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  21

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

22  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

Semi-Annual Report

August 31, 2020

Wells Fargo

Emerging Markets Bond Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Emerging Markets Bond Portfolio  |  1

Portfolio information (unaudited)

Investment objective

The Portfolio seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index before fees and expenses.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Fargo Asset Management (International) Limited

Portfolio managers

Michael Lee

Alex Perrin

Ten largest holdings (%) as of August 31, 2020[1]

Republic of Panama 4.00%, 9-22-2024	1.72

Qatar Government 4.63%, 6-2-2046	1.66

Republic of South Africa 4.85%, 9-30-2029	1.63

Republic of Peru 6.55%, 3-14-2037	1.57

Qatar Government 4.00%, 3-14-2029	1.30

Republic of Philippines 3.70%, 2-2-2042	1.29

Kingdom of Bahrain 7.00%, 10-12-2028	1.27

Republic of Poland 3.25%, 4-6-2026	1.25

Republic of Panama 4.25%, 5-15-2047	1.25

Federation of Malaysia 3.18%, 4-27-2026	1.23

Portfolio composition as of August 31, 2020[2]

[1]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[2]	Amounts are calculated based on the total long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

2  |  Wells Fargo Emerging Markets Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes: 13.22%

Azerbaijan: 0.58%
State Oil Company of the Azerbaijan Republic (Energy, Oil, Gas & Consumable Fuels)	4.75%	3-13-2023	$200,000	$210,426

Bahrain: 0.61%
Oil & Gas Holding Company (Energy, Oil, Gas & Consumable Fuels)	7.63	11-7-2024	200,000	219,500

Chile: 1.66%
Codelco Incorporated (Materials, Metals & Mining)	4.25	7-17-2042	250,000	283,225
Codelco Incorporated (Materials, Metals & Mining)	4.88	11-4-2044	250,000	313,738

				596,963

China: 1.78%
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels)	3.00	4-12-2022	200,000	206,277
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels)	3.25	4-28-2025	200,000	217,443
State Grid Overseas Investment (2016) Limited (Utilities, Electric Utilities)	2.88	5-18-2026	200,000	217,918

				641,638

Hong Kong: 0.60%
CNAC Hong Kong Finbridge Company Limited (Materials, Chemicals)	4.63	3-14-2023	200,000	214,545

Indonesia: 1.28%
PT Indonesia Asahan Aluminium Persero Tbk (Materials, Metals & Mining)	5.71	11-15-2023	200,000	221,300
PT Pertamina Persero Tbk (Energy, Oil, Gas & Consumable Fuels)	5.63	5-20-2043	200,000	240,000

				461,300

Kazakhstan: 0.70%
KazMunayGas National Company JSC (Energy, Oil, Gas & Consumable Fuels)	5.75	4-19-2047	200,000	250,021

Malaysia: 1.07%
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	4.50	3-18-2045	300,000	384,909

Mexico: 2.19%
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	5.63	1-23-2046	250,000	195,000
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels) 144A	5.95	1-28-2031	470,000	424,598
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	6.75	9-21-2047	200,000	166,980

				786,578

Netherlands: 0.80%
MDC-GMTN BV (Financials, Diversified Financial Services)	3.75	4-19-2029	250,000	287,290

Peru: 0.62%
Corporacion Financiera de Desarollo SA (Financials, Diversified Financial Services)	4.75	7-15-2025	200,000	224,302

Saudi Arabia: 0.57%
KSA Sukuk Limited (Financials, Diversified Financial Services)	2.89	4-20-2022	200,000	206,056

United Arab Emirates: 0.68%
Abu Dhabi Crude Oil Pipeline LLC (Energy, Oil, Gas & Consumable Fuels)	4.60	11-2-2047	200,000	243,984

Venezuela: 0.08%
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) †	5.38	4-12-2027	200,000	5,000
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) †	5.38	4-12-2027	350,000	8,750

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Bond Portfolio  |  3

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Venezuela (continued)
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) †	5.50%	4-12-2037	$200,000	$5,000
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) †	9.00	11-17-2021	400,000	10,000

				28,750

Total Yankee Corporate Bonds and Notes (Cost $4,974,139)				4,756,262

Yankee Government Bonds: 83.26%
Abu Dhabi Government	2.50	10-11-2022	200,000	206,967
Abu Dhabi Government	3.13	9-30-2049	200,000	215,000
Abu Dhabi Government	3.88	4-16-2050	200,000	243,421
Arab Republic of Egypt	5.88	6-11-2025	200,000	205,856
Arab Republic of Egypt	6.13	1-31-2022	200,000	205,426
Arab Republic of Egypt	8.50	1-31-2047	250,000	256,205
Arab Republic of Egypt	8.70	3-1-2049	200,000	205,344
China Development Bank	4.00	1-24-2037	350,000	413,361
China Government	1.88	12-3-2022	200,000	205,776
Dominican Republic	5.88	1-30-2060	200,000	191,400
Dominican Republic	5.95	1-25-2027	350,000	375,025
Dominican Republic	6.00	7-19-2028	200,000	215,400
Export-Import Bank of India	4.00	1-14-2023	250,000	263,188
Federation of Malaysia	3.18	4-27-2026	400,000	441,980
Federative Republic of Brazil	2.63	1-5-2023	200,000	206,200
Federative Republic of Brazil	4.50	5-30-2029	200,000	216,500
Federative Republic of Brazil	4.63	1-13-2028	400,000	441,600
Federative Republic of Brazil	5.63	1-7-2041	250,000	280,125
Government of Jamaica	7.88	7-28-2045	300,000	393,600
Islamic Republic of Pakistan	8.25	4-15-2024	350,000	380,905
Kingdom of Bahrain	6.75	9-20-2029	200,000	225,250
Kingdom of Bahrain	7.00	10-12-2028	400,000	455,904
Kingdom of Jordan	5.75	1-31-2027	300,000	308,494
Kingdom of Morocco	4.25	12-11-2022	200,000	210,213
Kuwait Government	3.50	3-20-2027	200,000	226,248
Lebanese Republic †	6.60	11-27-2026	300,000	47,784
Lebanese Republic †	7.05	11-2-2035	200,000	32,000
Lebanese Republic †	8.25	4-12-2021	350,000	62,825
Oman Government	3.88	3-8-2022	300,000	297,024
Oman Government	6.50	3-8-2047	400,000	354,496
Oriental Republic of Uruguay	4.38	10-27-2027	200,000	232,300
Oriental Republic of Uruguay	5.10	6-18-2050	250,000	344,378
Oriental Republic of Uruguay	7.88	1-15-2033	125,000	195,188
Perusahaan Penerbit SBSN Indonesia III	4.55	3-29-2026	200,000	229,822
Perusahaan Penerbit SBSN Indonesia III	4.45	2-20-2029	200,000	233,342
Qatar Government	3.25	6-2-2026	200,000	220,716
Qatar Government	4.00	3-14-2029	400,000	467,795
Qatar Government	4.63	6-2-2046	450,000	597,380
Republic of Angola	8.25	5-9-2028	200,000	169,775
Republic of Angola	9.50	11-12-2025	200,000	184,000
Republic of Argentina †	4.63	1-11-2023	100,000	47,001
Republic of Argentina †	5.63	1-26-2022	350,000	166,250
Republic of Argentina †	7.50	4-22-2026	350,000	159,254
Republic of Argentina †	7.63	4-22-2046	250,000	109,378
Republic of Azerbaijan	3.50	9-1-2032	200,000	204,008
Republic of Belarus	7.63	6-29-2027	200,000	198,248
Republic of Chile	3.50	1-25-2050	200,000	234,502
Republic of Chile	3.86	6-21-2047	150,000	184,650

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Emerging Markets Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Republic of Colombia	3.88%	4-25-2027	$200,000	$217,200
Republic of Colombia	4.50	1-28-2026	200,000	221,500
Republic of Colombia	5.00	6-15-2045	286,000	340,769
Republic of Colombia	7.38	9-18-2037	250,000	356,250
Republic of Costa Rica	7.00	4-4-2044	350,000	319,375
Republic of Cote d’Ivoire	6.13	6-15-2033	200,000	201,500
Republic of Croatia	6.00	1-26-2024	200,000	231,968
Republic of Ecuador	7.95	7-31-2040	350,000	196,000
Republic of Ecuador	7.95	7-31-2040	200,000	112,000
Republic of Ecuador	9.63	7-31-2040	300,000	155,250
Republic of El Salvador	7.65	6-15-2035	347,000	326,701
Republic of Gabon	6.38	12-12-2024	150,000	148,448
Republic of Ghana	7.63	5-16-2029	300,000	286,565
Republic of Ghana	8.63	6-16-2049	200,000	181,750
Republic of Guatemala	4.38	6-5-2027	200,000	217,100
Republic of Hungary	5.38	2-21-2023	270,000	298,074
Republic of Hungary	5.38	3-25-2024	200,000	229,968
Republic of Indonesia	4.10	4-24-2028	300,000	342,360
Republic of Indonesia	5.13	1-15-2045	200,000	258,262
Republic of Indonesia	7.75	1-17-2038	25,000	39,421
Republic of Iraq	5.80	1-15-2028	234,375	219,750
Republic of Kazakhstan	4.88	10-14-2044	300,000	407,800
Republic of Kazakhstan	5.13	7-21-2025	200,000	234,032
Republic of Kenya	6.88	6-24-2024	200,000	205,610
Republic of Kenya	8.25	2-28-2048	200,000	201,000
Republic of Nigeria	7.63	11-21-2025	200,000	211,984
Republic of Nigeria	7.88	2-16-2032	300,000	303,180
Republic of Panama	4.00	9-22-2024	563,000	617,898
Republic of Panama	4.50	5-15-2047	350,000	449,400
Republic of Paraguay	5.00	4-15-2026	250,000	287,500
Republic of Peru	4.13	8-25-2027	100,000	116,500
Republic of Peru	6.55	3-14-2037	365,000	566,480
Republic of Peru	7.35	7-21-2025	100,000	128,550
Republic of Peru	8.75	11-21-2033	25,000	42,488
Republic of Philippines	3.70	2-2-2042	400,000	463,760
Republic of Philippines	4.20	1-21-2024	200,000	221,454
Republic of Philippines	5.50	3-30-2026	150,000	184,034
Republic of Philippines	6.38	1-15-2032	300,000	422,760
Republic of Poland	3.25	4-6-2026	400,000	451,248
Republic of Poland	4.00	1-22-2024	200,000	222,984
Republic of South Africa	4.85	9-30-2029	600,000	584,916
Republic of South Africa	6.25	3-8-2041	200,000	199,000
Republic of Sri Lanka	5.75	1-18-2022	250,000	232,500
Republic of Sri Lanka	6.75	4-18-2028	300,000	243,750
Republic of Turkey	5.60	11-14-2024	200,000	195,162
Republic of Turkey	6.63	2-17-2045	400,000	359,000
Republic of Turkey	7.38	2-5-2025	200,000	207,872
Republic of Turkey	7.63	4-26-2029	200,000	208,200
Republic of Venezuela †	6.00	12-9-2020	225,000	15,750
Republic of Venezuela †	7.00	3-31-2038	200,000	14,000
Republic of Venezuela †	9.00	5-7-2023	1,010,000	70,700
Republic of Zambia	8.50	4-14-2024	200,000	103,787
Romania Government	4.38	8-22-2023	200,000	215,620
Romania Government	4.88	1-22-2024	250,000	274,726
Romania Government	5.13	6-15-2048	200,000	236,829
Russian Federation	4.50	4-4-2022	200,000	209,824

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Bond Portfolio  |  5

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Russian Federation	4.88%	9-16-2023	$200,000	$220,400
Russian Federation	12.75	6-24-2028	250,000	431,028
Russian Federation	5.63	4-4-2042	200,000	271,644
Saudi Government	2.88	3-4-2023	200,000	208,280
Saudi Government	3.63	3-4-2028	200,000	221,656
Saudi Government	4.50	4-17-2030	200,000	238,448
Saudi Government	4.50	10-26-2046	200,000	241,780
Saudi Government	4.63	10-4-2047	200,000	245,284
Trinidad & Tobago Government	4.50	8-4-2026	200,000	205,800
Ukraine Government	7.38	9-25-2032	200,000	202,475
Ukraine Government	7.75	9-1-2023	200,000	212,500
Ukraine Government	7.75	9-1-2025	400,000	421,466
United Mexican States	4.00	10-2-2023	200,000	217,900
United Mexican States	4.50	1-31-2050	200,000	218,450
United Mexican States	4.60	2-10-2048	200,000	219,550
United Mexican States	6.75	9-27-2034	150,000	204,596

Total Yankee Government Bonds (Cost $30,918,400)				29,953,270

	Yield		Shares
Short-Term Investments: 2.27%

Investment Companies: 2.27%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.06		816,002	816,002

Total Short-Term Investments (Cost $816,002)				816,002

Total investments in securities (Cost $36,708,541)	98.75%	35,525,534

Other assets and liabilities, net	1.25	450,176

Total net assets	100.00%	$35,975,710

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$922,295	$6,740,656	($6,846,949)	$0	$0	$397	$816,002	2.27%

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Emerging Markets Bond Portfolio

Statement of assets and liabilities—August 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $35,892,539)	$34,709,532
Investments in affiliated securities, at value (cost $816,002)	816,002
Receivable for interest	496,016
Prepaid expenses and other assets	641

Total assets	36,022,191

Liabilities
Shareholder report expenses payable	16,371
Advisory fee payable	13,175
Professional fees payable	13,917
Trustees’ fees and expenses payable	1,876
Accrued expenses and other liabilities	1,142

Total liabilities	46,481

Total net assets	$35,975,710

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Bond Portfolio  |  7

Statement of operations—six months ended August 31, 2020 (unaudited)

Investment income
Interest	$916,696
Income from affiliated securities	397

Total investment income	917,093

Expenses
Advisory fee	45,155
Custody and accounting fees	6,878
Professional fees	27,834
Shareholder report expenses	4,155
Trustees’ fees and expenses	9,898
Other fees and expenses	4,031

Total expenses	97,951
Less: Fee waivers and/or expense reimbursements	(43,511)

Net expenses	54,440

Net investment income	862,653

Realized and unrealized gains (losses) on investments
Net realized gains on investments	55,207
Net change in unrealized gains (losses) on investments	(949,086)

Net realized and unrealized gains (losses) on investments	(893,879)

Net decrease in net assets resulting from operations	$(31,226)

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Emerging Markets Bond Portfolio

Statement of changes in net assets

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020

Operations
Net investment income	$862,653	$2,165,344
Net realized gains on investments	55,207	332,518
Net change in unrealized gains (losses) on investments	(949,086)	1,113,039

Net increase (decrease) in net assets resulting from operations	(31,226)	3,610,901

Capital transactions
Transactions in investors’ beneficial interests
Contributions	4,329,562	5,447,656
Withdrawals	(10,870,314)	(10,607,041)

Net decrease in net assets resulting from capital transactions	(6,540,752)	(5,159,385)

Total decrease in net assets	(6,571,978)	(1,548,484)

Net assets
Beginning of period	42,547,688	44,096,172

End of period	$35,975,710	$42,547,688

The accompanying notes are an integral part of these financial statements.

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Financial highlights

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28
			2019	2018[1]
Total return[2]	(0.07)%	8.59%	2.84%	0.62%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.51%	0.44%	0.44%
Net expenses	0.30%	0.35%	0.40%	0.43%
Net investment income	4.78%	4.95%	4.70%	4.19%
Supplemental data
Portfolio turnover rate	14%	36%	38%	174%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Emerging Markets Bond Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Emerging Markets Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.

Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Investment Company Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Federal and other taxes

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Wells Fargo Emerging Markets Bond Portfolio  |  11

Notes to financial statements (unaudited)

As of August 31, 2020, the aggregate cost of all investments for federal income tax purposes was $36,717,230 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$2,492,857

Gross unrealized losses	(3,684,553)

Net unrealized losses	$(1,191,696)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Yankee corporate bonds and notes	$0	$4,756,262	$0	$4,756,262

Yankee government bonds	0	29,953,270	0	29,953,270

Short-term investments

Investment companies	816,002	0	0	816,002

Total assets	$816,002	$34,709,532	$0	$35,525,534

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $5 billion	0.25%

Next $5 billion	0.23

Over $10 billion	0.21

12  |  Wells Fargo Emerging Markets Bond Portfolio

Notes to financial statements (unaudited)

For the six months ended August 31, 2020, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Fargo Asset Management (International) Limited, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.09% and declining to 0.07% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expenses ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2020 were $12,230,679 and $18,357,586, respectively.

6. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended August 31, 2020, there were no borrowings by the Portfolio under the agreement.

7. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

9. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Emerging Markets Bond Portfolio  |  13

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

14  |  Wells Fargo Emerging Markets Bond Portfolio

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Emerging Markets Bond Portfolio  |  15

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

16  |  Wells Fargo Emerging Markets Bond Portfolio

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT, ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Emerging Markets Bond Fund, Wells Fargo High Yield Corporate Bond Fund, Wells Fargo International Government Bond Fund, Wells Fargo U.S. Core Bond Fund, Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Equity Portfolio, Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, Wells Fargo International Government Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at a meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board of Funds Trust, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of Funds Trust identified in the table below (individually, an “Index Fund” and collectively, the “Index Funds”) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”).

Index Funds

Wells Fargo Emerging Markets Bond Fund

Wells Fargo High Yield Corporate Bond Fund

Wells Fargo International Government Bond Fund

Wells Fargo U.S. Core Bond Fund

In addition, the Funds Trust Board reviewed and approved an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”) for the U.S. Core Bond Fund (the “Core Bond Fund Sub-Advisory Agreement”).

At the Meeting, the Board of Master Trust, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved for each of the portfolios of Master Trust identified in the table below (individually, a “Master Portfolio” and collectively, the “Master Portfolios”): (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management; and (ii) an investment sub-advisory agreement (each, a “Master Portfolio Sub-Advisory Agreement”, and collectively, the “Master Portfolio Sub-Advisory Agreements”) with the sub-adviser(s) identified in the chart below (each, a “Sub-Adviser”, and collectively, the “Sub-Advisers”) for the corresponding Master Portfolio identified.

Master Portfolios	Sub-Advisers

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio	WellsCap

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	WellsCap

Wells Fargo Emerging Markets Bond Portfolio	Wells Fargo Asset Management (International), Limited (“WFAM International”)

Wells Fargo Factor Enhanced International Equity Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Large Cap Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Small Cap Portfolio	WellsCap

Wells Fargo International Government Bond Portfolio	WFAM International

Wells Fargo Investment Grade Corporate Bond Portfolio	WellsCap

Wells Fargo High Yield Corporate Bond Portfolio	WellsCap

Wells Fargo Strategic Retirement Bond Portfolio	WellsCap

Wells Fargo U.S. REIT Portfolio	WellsCap

18  |  Wells Fargo Emerging Markets Bond Portfolio

Other information (unaudited)

The Index Funds and the Master Portfolios are collectively referred to as the “Funds.” The Management Agreement, the Core Bond Fund Sub-Advisory Agreement, the Master Portfolio Advisory Agreement and the Master Portfolio Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

The Boards noted that each of the Index Funds is a feeder fund that invests all of its assets in its corresponding Master Portfolio, with the exception of the U.S. Core Bond Fund, which invests in multiple Master Portfolios. Information provided to the Boards regarding the Index Funds is also applicable to the Master Portfolios identified above, as relevant.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board of Funds Trust unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Board of Master Trust unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers under each of the Advisory Agreements was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Advisory Agreements, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, and a summary of investments made in the business of WFAM. The Boards also received a description of Funds Management’s and the Sub-Advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Boards also received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Boards also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board of Master Trust noted that each of the Master Portfolios replicates the performance of a proprietary index provided by an affiliate of Funds Management, except that the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, and the Wells Fargo Strategic Retirement Bond Portfolio track the performance of third-party indexes. The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Wells Fargo Emerging Markets Bond Portfolio  |  19

Other information (unaudited)

Fund investment performance and expenses

The Boards considered the investment performance results for each of the Master Portfolios for the one-year period ended December 31, 2019. The Boards also considered more current results for the one-year period ended March 31, 2020. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Master Portfolios (each, a “Universe”), and in comparison to each Master Portfolio’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Boards noted the short performance history of the Master Portfolios. For the one-year period ended December 31, 2019, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe; and (ii) the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe. For the one-year period ended March 31, 2020, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe, and (ii) the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe.

The Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index for the one-year period ended December 31, 2019, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo U.S. REIT Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo International Government Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark. For the one-year period ended March 31, 2020, the Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo U.S. REIT Portfolio, the Wells Fargo Investment Grade Corporate Bond Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than, equal to or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo International Government Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark.

The Boards received information concerning, and discussed factors contributing to, the underperformance of certain Master Portfolios, relative to the Universe and benchmark index, for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

The Board of Funds Trust took note of the investment performance of the Master Portfolios in the context of reviewing the investment performance of the Index Funds. The Board of Funds Trust also received and considered information regarding the “zero fee and expense” structure of each Index Fund. Specifically, the Funds Trust Board noted that each Index Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees,

20  |  Wells Fargo Emerging Markets Bond Portfolio

Other information (unaudited)

Rule 12b-1 fees, and other fees, are zero. The Funds Trust Board also noted that Funds Management assumes and pays or reimburses all of the ordinary operating expenses of each Index Fund, including acquired fund fees and expenses, pursuant to an agreement with each of the Index Funds (the “Fee and Expense Agreement”). The Funds Trust Board further noted that Funds Management receives a fee from Wells Fargo Wealth and Investment Management (“WIM”) pursuant to an intercompany agreement equal to the Master Portfolio fees and expenses absorbed by Funds Management through its Fee and Expense Agreement with each of the Index Funds.

With respect to the Master Portfolios, the Board of Master Trust received and considered information regarding the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Funds (the “Groups”). The Boards received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.

The Boards took into account the Funds’ expense information and the Master Portfolios’ performance information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Board of Funds Trust reviewed and considered that the contractual investment management fee rate payable by each Index Fund to Funds Management for investment management services zero, and also reviewed and considered that each Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of each Fund, including acquired fund fees and expenses, under the Fee and Expense Agreement. The Board of Funds Trust also reviewed and considered that the contractual investment sub-advisory fee rate payable by Funds Management to WellsCap for investment sub-advisory services for the U.S. Core Bond Fund is also zero.

The Board of Master Trust reviewed and considered the contractual fee rates payable by the Master Portfolios to Funds Management under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Board of Master Trust also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

The Board of Master Trust reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Groups at a common asset level. The Board of Master Trust noted that the Advisory Agreement Rates of each Master Portfolio were lower than or equal to the median rate for such Master Portfolio’s expense Groups.

The Boards also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Boards ascribed limited relevance to the allocation of fees between them.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Fund Trust determined that the compensation received by Funds Management from WIM pursuant to the intercompany agreement, and the absence of compensation payable by the Funds to Funds Management pursuant to the Management Agreement or to WellsCap pursuant to the Core Bond Fund Sub-Advisory Agreement, was reasonable. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Master Trust determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates for each Master Portfolio were reasonable.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Boards noted that the Sub-Advisers’ profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Wells Fargo Emerging Markets Bond Portfolio  |  21

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Boards did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent them from approving the continuation of the Advisory Agreements.

Economies of scale

The Boards received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Boards noted the existence of breakpoints in the each Master Portfolio’s advisory fee structure and each Index Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Funds in relation to such breakpoints. The Boards considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Boards concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers was reasonable.

22  |  Wells Fargo Emerging Markets Bond Portfolio

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including each Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined as the risk that a Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), each Portfolio’s investment adviser, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting any Portfolio were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.

Wells Fargo Emerging Markets Bond Portfolio  |  23

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

Semi-Annual Report

August 31, 2020

Wells Fargo

Factor Enhanced Emerging Markets Equity Portfolio

(formerly Wells Fargo Factor Enhanced Emerging Markets Portfolio)

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  1

Portfolio information (unaudited)

Investment objective

The Portfolio seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Beinn, CFA®‡

Harindra de Silva, Ph.D., CFA®‡

Monisha Jayakumar

Ten largest holdings (%) as of August 31, 2020[1]

Taiwan Semiconductor Manufacturing Company Limited	4.83

Alibaba Group Holding Limited ADR	4.16

Tencent Holdings Limited	3.24

Samsung Electronics Company Limited	3.16

Meituan Dianping	1.60

Reliance Industries Limited	1.08

JD.com Incorporated ADR	1.04

China Construction Bank Class H	0.89

Kweichow Moutai Company Limited Class A	0.80

NetEase Incorporated ADR	0.67

Sector allocation as of August 31, 2020[2]

Country allocation as of August 31, 2020[2]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[2]	Amounts are calculated based on the total long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

2  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Common Stocks: 95.25%

Argentina: 0.05%
Telecom Argentina SA ADR (Communication Services, Diversified Telecommunication Services)	16,243	$109,803

Belgium: 0.01%
Titan Cement International SA (Materials, Construction Materials)	667	9,058

Bermuda: 0.45%
Alibaba Health Information Technology Limited (Health Care, Health Care Technology) †	40,000	96,617
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	60,667	23,875
Brilliance China Automotive Holdings Limited (Consumer Discretionary, Automobiles)	140,000	125,365
Central European Media Enterprises Limited Class A (Communication Services, Media) †	1,899	8,058
China Gas Holdings Limited (Utilities, Gas Utilities)	34,467	94,504
China Resources Gas Group Limited (Utilities, Gas Utilities)	10,667	50,099
COSCO SHIPPING Ports Limited (Industrials, Transportation Infrastructure)	24,667	13,972
Credicorp Limited (Financials, Banks)	1,174	153,184
GOME Retail Holdings Limited (Consumer Discretionary, Specialty Retail) †	134,000	19,192
Haier Electronics Group Company (Consumer Discretionary, Household Durables)	15,000	51,386
Kunlun Energy Company Limited (Utilities, Gas Utilities)	46,000	34,306
Luye Pharma Group Limited (Health Care, Pharmaceuticals) 144A	38,500	20,864
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	217,000	240,794
Yuexiu Transport Infrastructure Limited (Industrials, Transportation Infrastructure)	14,000	8,309

		940,525

Brazil: 2.61%
Aliansce Sonae Shopping Centers SA (Real Estate, Real Estate Management & Development) †	1,867	9,004
Ambev SA (Consumer Staples, Beverages)	54,367	122,161
Arezzo Industria e Comercio SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	467	4,784
Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing)	5,267	18,795
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	2,312	47,303
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	61,000	654,705
Banco BTG Pactual SA (Financials, Capital Markets)	10,300	151,027
Banco do Brasil SA (Financials, Banks)	49,200	293,215
Banco Santander Brasil SA (Financials, Banks)	30,200	155,892
BB Seguridade Participacoes SA (Financials, Insurance)	66,200	318,765
BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,967	5,957
BR Malls Participacoes SA (Real Estate, Real Estate Management & Development)	13,300	22,529
BRF SA (Consumer Staples, Food Products) †	27,250	97,440
CCR SA (Industrials, Transportation Infrastructure)	19,982	48,619
Centrais Electricas Brasileiras SA (Utilities, Electric Utilities)	4,400	28,519
Cia de Locacao das Americas (Industrials, Road & Rail)	3,734	13,904
Cia Siderurgica Nacional SA (Materials, Metals & Mining)	59,900	166,301
Cielo SA (Information Technology, IT Services)	14,900	12,402
Cogna Educacao (Consumer Discretionary, Diversified Consumer Services)	19,490	20,278
Companhia Brasileira de Distribuicao (Consumer Staples, Food & Staples Retailing)	1,700	19,707
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	14,341	124,995
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	820	7,125
Companhia Hering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,804	6,023
Construtora Tenda SA (Consumer Discretionary, Household Durables)	1,000	5,602
Cosan SA Industria e Comercio (Energy, Oil, Gas & Consumable Fuels)	6,300	95,733
CPFL Energia SA (Utilities, Electric Utilities)	8,400	44,066
CVC Brasil Operadora e Agencia de Viagens SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,088	6,975
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Consumer Discretionary, Household Durables)	3,167	13,937
Duratex SA (Materials, Paper & Forest Products)	3,434	9,973
Ecorodovias Infraestrutura Logistica SA (Industrials, Transportation Infrastructure) †	2,367	5,582
EDP Energias do Brasil SA (Utilities, Electric Utilities)	3,650	12,452

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  3

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Brazil (continued)
Embraer SA (Industrials, Aerospace & Defense) †	10,410	$13,947
Eneva SA (Utilities, Independent Power & Renewable Electricity Producers) †	2,034	18,378
Engie Brasil Energia SA (Utilities, Independent Power & Renewable Electricity Producers)	2,034	15,827
Equatorial Energia SA (Utilities, Electric Utilities)	12,970	54,925
EZTEC Empreendimentos e Participacoes SA (Consumer Discretionary, Household Durables)	1,835	13,009
Fleury SA (Health Care, Health Care Providers & Services)	2,502	11,920
Grendene SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,907	4,054
Hapvida Participacoes e Investimentos SA (Health Care, Health Care Providers & Services) 144A	2,734	32,303
Hypermarcas SA (Health Care, Pharmaceuticals)	5,212	30,110
Iguatemi Empresa de Shopping Centers SA (Real Estate, Real Estate Management & Development)	994	5,980
IRB-Brasil Resseguros SA (Financials, Insurance)	125,400	163,202
JBS SA (Consumer Staples, Food Products)	37,329	152,900
Klabin SA (Materials, Containers & Packaging)	10,700	50,194
Light SA (Utilities, Electric Utilities) †	2,834	7,827
Linx SA (Information Technology, Software)	2,067	13,424
Localiza Rent A Car SA (Industrials, Road & Rail)	7,160	63,033
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	9,386	74,475
M. Dias Branco SA (Consumer Staples, Food Products)	1,819	11,790
Magazine Luiza SA (Consumer Discretionary, Multiline Retail)	10,200	173,559
Marfrig Global Foods SA (Consumer Staples, Food Products) †	4,934	16,031
Minerva SA (Consumer Staples, Food Products) †	3,500	8,363
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	3,134	10,280
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	3,500	13,301
Natura & Company Holding SA (Consumer Staples, Personal Products)	8,318	74,913
Neoenergia SA (Utilities, Electric Utilities)	2,900	9,867
Notre Dame Intermedica Participacoes SA (Health Care, Health Care Providers & Services)	6,267	84,765
Odontoprev SA (Health Care, Health Care Providers & Services)	2,621	6,129
Oi SA ADR (Communication Services, Diversified Telecommunication Services) †	73,967	22,952
Omega Geracao SA (Utilities, Independent Power & Renewable Electricity Producers) †	1,000	7,402
Petro Rio SA (Energy, Oil, Gas & Consumable Fuels) †	2,000	15,293
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	66,400	258,643
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels)	27,500	112,038
Porto Seguro SA (Financials, Insurance)	18,368	177,226
Qualicorp SA (Health Care, Health Care Providers & Services)	2,768	15,784
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	3,533	69,519
Rumo SA (Industrials, Road & Rail) †	14,067	58,029
Sao Martinho SA (Consumer Staples, Food Products)	2,304	10,165
Sul America SA (Financials, Insurance)	23,300	183,644
Suzano Papel e Celulose SA (Materials, Paper & Forest Products) †	7,352	67,367
Tim Participacoes SA (Communication Services, Wireless Telecommunication Services)	59,100	154,479
Totvs SA (Information Technology, Software)	5,667	29,853
Ultrapar Participacoes SA (Energy, Oil, Gas & Consumable Fuels)	64,796	229,923
Via Varejo SA (Consumer Discretionary, Specialty Retail) †	10,567	39,541
WEG SA (Industrials, Electrical Equipment)	26,933	317,680
YDUQS Part SA (Consumer Discretionary, Diversified Consumer Services)	3,812	18,752

		5,466,566

Chile: 0.50%
Aguas Andinas SA Class A (Utilities, Water Utilities)	48,599	14,564
Antarchile SA (Industrials, Industrial Conglomerates)	1,585	13,147
Banco de Chile (Financials, Banks)	415,453	34,728
Banco de Credito e Inversiones (Financials, Banks)	808	25,461
Banco Santander Chile SA (Financials, Banks)	461,689	17,755
CAP SA (Materials, Metals & Mining) †	1,024	9,088
Cencosud SA (Consumer Staples, Food & Staples Retailing)	52,057	76,998
Cencosud Shopping SA (Real Estate, Real Estate Management & Development)	5,933	8,860

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Chile (continued)
Cia Sud Americana de Vapores SA (Industrials, Marine) †	202,275	$5,489
Colbun SA (Utilities, Independent Power & Renewable Electricity Producers)	1,494,196	230,618
Compania Cervecerias Unidas SA (Consumer Staples, Beverages)	1,846	12,135
Empresa Nacional de Telecomunicaciones SA (Communication Services, Wireless Telecommunication Services)	11,934	72,240
Empresas CMPC SA (Materials, Paper & Forest Products)	15,854	32,932
Empresas Copec SA (Energy, Oil, Gas & Consumable Fuels)	6,510	47,735
Enel Americas SA (Utilities, Electric Utilities)	1,271,993	183,022
Enel Chile SA (Utilities, Electric Utilities)	1,509,589	116,109
Engie Energia Chile SA (Utilities, Electric Utilities)	5,379	7,264
Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	32,131	5,227
Grupo Security SA (Financials, Banks)	28,421	5,593
Hortifrut SA (Consumer Staples, Food Products)	4,391	5,145
Inversiones Aguas Metropolitanas SA (Utilities, Water Utilities)	3,918	3,172
Itau CorpBanca SA (Financials, Banks)	2,677,841	8,163
LATAM Airlines Group SA (Industrials, Airlines) †	4,752	8,007
Parque Arauco SA (Real Estate, Real Estate Management & Development)	7,754	12,018
Plaza SA (Real Estate, Real Estate Management & Development)	3,756	5,990
Quinenco SA (Industrials, Industrial Conglomerates)	3,681	5,729
S.A.C.I. Falabella (Consumer Discretionary, Multiline Retail)	15,005	47,283
Sigdo Koppers SA (Industrials, Industrial Conglomerates)	6,228	6,689
SMU SA (Consumer Staples, Food & Staples Retailing)	33,974	5,681
Sociedad Matriz SAAM SA (Industrials, Transportation Infrastructure)	64,705	4,827
Sonda SA (Information Technology, IT Services)	7,719	5,956
Vina Concha y Toro SA (Consumer Staples, Beverages)	7,643	13,261

		1,050,886

China: 37.77%
3SBio Incorporated (Health Care, Biotechnology) 144A†	14,167	16,634
58.com Incorporated ADR (Communication Services, Interactive Media & Services) †	2,945	163,035
A Living Services Company Limited Class H (Industrials, Commercial Services & Supplies)	23,250	119,997
Agile Property Holdings Limited (Real Estate, Real Estate Management & Development)	94,000	129,777
Agricultural Bank of China Limited Class H (Financials, Banks)	859,000	287,065
Aier Eye Hospital Group Company Limited Class A (Health Care, Health Care Providers & Services)	28,400	215,316
Air China Limited Class H (Industrials, Airlines)	104,000	71,658
AK Medical Holdings Limited (Health Care, Health Care Equipment & Supplies)	16,000	40,918
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	30,389	8,722,546
Aluminum Corporation of China Limited Class H (Materials, Metals & Mining) †	29,334	7,191
Angel Yeast Company Limited Class A (Consumer Staples, Food Products)	10,000	101,389
Anhui Conch Cement Company Limited Class A (Materials, Construction Materials)	24,400	216,812
Anhui Conch Cement Company Limited Class H (Materials, Construction Materials)	70,500	511,226
Anhui Gujing Distillery Company Class A (Consumer Staples, Beverages)	1,900	71,612
Anhui Gujing Distillery Company Class B (Consumer Staples, Beverages)	16,913	214,735
ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	15,000	148,157
Apeloa Pharmaceutical Company Class A (Health Care, Biotechnology)	43,300	179,711
Asymchem Laboratories (Tianjin) Company Limited Class A (Health Care, Biotechnology)	6,600	263,815
Autohome Incorporated ADR (Communication Services, Interactive Media & Services)	1,327	106,478
AVIC Aircraft Company Limited Class A (Industrials, Aerospace & Defense)	14,300	50,484
AVIC Electromechanical Systems Company Limited Class A (Industrials, Aerospace & Defense)	68,800	103,680
AVIC Shenyang Aircraft Company Limited Class A (Industrials, Aerospace & Defense)	5,600	48,241
AviChina Industry & Technology Company Limited Class H (Industrials, Aerospace & Defense)	87,000	54,332
BAIC Motor Corporation Limited Class H (Consumer Discretionary, Automobiles) 144A	429,000	205,361
Baidu Incorporated ADR (Communication Services, Interactive Media & Services) †	6,226	775,573
Bank of China Limited Class H (Financials, Banks)	3,007,000	985,495
Bank of Communications Limited Class H (Financials, Banks)	542,000	283,231
Bank of Hangzhou Company Limited Class A (Financials, Banks)	12,200	23,048

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  5

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

China (continued)
Bank of Ningbo Company Limited Class A (Financials, Banks)	14,100	$73,022
Baozun Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	633	26,232
BBMG Corporation Class H (Materials, Construction Materials)	19,334	4,066
Beijing Capital International Airport Company Limited Class H (Industrials, Transportation Infrastructure)	56,000	39,596
Beijing Dabeinong Technology Group Company Limited Class A (Consumer Staples, Food Products)	31,300	51,917
Beijing E-Hualu Information Technology Company Limited Class A (Information Technology, IT Services)	6,120	34,882
Beijing Enlight Media Company Limited Class A (Communication Services, Media)	46,200	109,185
Beijing Kunlun Tech Company Limited Class A (Communication Services, Interactive Media & Services)	30,400	123,511
Beijing Oriental Yuhong Waterproof Technology Company Limited Class A (Materials, Construction Materials)	11,600	101,433
Beijing Shunxin Agriculture Company Limited Class A (Consumer Staples, Beverages)	3,500	38,422
Beijing Sinnet Technology Company Limited Class A (Information Technology, IT Services)	38,300	147,282
Beijing Thunisoft Corporation Limited Class A (Information Technology, Software)	46,600	179,199
Beijing Tiantan Biological Products Corporation Limited Class A (Health Care, Biotechnology)	21,800	134,620
Beijing Yanjing Brewery Company Limited Class A (Consumer Staples, Beverages)	53,100	61,971
Betta Pharmaceuticals Company Limited Class A (Health Care, Biotechnology)	700	13,361
BGI Genomics Company Limited Class A (Health Care, Health Care Equipment & Supplies)	5,900	126,094
Bilibili Incorporated ADR (Communication Services, Entertainment) †	3,349	158,240
BTG Hotels Group Company Limited Class A (Consumer Discretionary, Hotels, Restaurants & Leisure)	43,400	122,005
BYD Company Limited Class A (Consumer Discretionary, Automobiles)	5,200	64,480
BYD Company Limited Class H (Consumer Discretionary, Automobiles)	9,000	89,417
C&S Paper Company Limited Class A (Consumer Staples, Household Products)	21,100	75,476
Centre Testing International Group Company Limited Class A (Industrials, Commercial Services & Supplies)	52,100	207,950
CGN Power Company Limited Class H (Utilities, Independent Power & Renewable Electricity Producers) 144A	677,000	146,752
Chacha Food Company Limited Class A (Consumer Staples, Food Products)	19,700	199,017
Changchun High & New Technology Industry (Group) Incorporated Class A (Health Care, Biotechnology)	2,600	177,359
Changzhou Xingyu Automotive Lighting Systems Company Limited Class A (Consumer Discretionary, Auto Components)	1,900	45,901
Chaozhou Three-Circle Group Company Limited Class A (Information Technology, Electronic Equipment, Instruments & Components)	10,668	43,545
China Aerospace Times Electronics Technology Company Limited Class A (Industrials, Aerospace & Defense)	24,400	27,658
China Aoyuan Group Limited (Real Estate, Real Estate Management & Development)	56,000	64,597
China Cinda Asset Management Company Limited Class H (Financials, Capital Markets)	241,000	46,022
China CITIC Bank Class H (Financials, Banks)	949,351	396,880
China Coal Energy Company Limited Class H (Energy, Oil, Gas & Consumable Fuels)	50,000	12,580
China Communications Construction Company Limited Class H (Industrials, Construction & Engineering)	112,000	62,863
China Communications Services Corporation Limited Class H (Industrials, Construction & Engineering)	430,000	282,406
China Conch Venture Holdings Limited (Industrials, Machinery)	85,000	368,507
China Construction Bank Class H (Financials, Banks)	2,645,000	1,873,636
China Eastern Airlines Company Class H (Industrials, Airlines)	192,000	79,275
China Energy Engineering Corporation Limited Class H (Industrials, Construction & Engineering)	89,582	8,669
China Everbright Bank Company Limited Class A (Financials, Banks)	147,200	82,460
China Everbright Bank Company Limited Class H (Financials, Banks)	76,000	27,261
China Evergrande Group (Real Estate, Real Estate Management & Development)	24,000	56,050
China Feihe Limited (Consumer Staples, Food Products) 144A	34,667	70,227
China Galaxy Securities Company Limited Class H (Financials, Capital Markets)	505,500	304,597
China Hongqiao Group Limited (Materials, Metals & Mining)	142,000	91,611
China Huarong Asset Management Company Limited Class H (Financials, Capital Markets) 144A	84,334	9,685
China International Capital Corporation Limited Class H (Financials, Capital Markets) 144A†	61,200	145,455
China Lesso Group Holdings Limited Class L (Industrials, Building Products)	69,000	128,737
China Life Insurance Company Class H (Financials, Insurance)	210,000	511,574
China Literature Limited (Communication Services, Media) 144A†	12,800	79,523

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

China (continued)
China Longyuan Power Group Corporation Class H (Utilities, Independent Power & Renewable Electricity Producers)	429,000	$270,678
China Medical System Holding Limited (Health Care, Pharmaceuticals)	221,000	249,510
China Mengniu Dairy Company Limited (Consumer Staples, Food Products)	30,334	149,122
China Merchants Bank Company Limited Class A (Financials, Banks)	69,800	383,784
China Merchants Bank Company Limited H Shares (Financials, Banks)	135,500	646,887
China Merchants Securities Class H (Financials, Capital Markets) †	4,200	5,419
China Merchants Securities Company Limited Class A (Financials, Capital Markets)	21,700	68,220
China Minsheng Banking Corporation Limited Class A (Financials, Banks)	21,900	17,731
China Minsheng Banking Corporation Limited Class H (Financials, Banks)	254,700	155,117
China Molybdenum Company Limited Class H (Materials, Metals & Mining)	399,000	162,170
China National Accord Medicines Corporation Limited Class A (Health Care, Health Care Providers & Services)	8,900	70,423
China National Building Material Company Limited Class H (Materials, Construction Materials)	280,000	393,796
China National Medicines Corporation Limited Class A (Health Care, Health Care Equipment & Supplies)	20,400	133,415
China Oilfield Services Limited Class H (Energy, Energy Equipment & Services)	294,000	231,021
China Overseas Property Holding Limited (Real Estate, Real Estate Management & Development)	145,000	130,777
China Pacific Insurance Class H (Financials, Insurance)	25,800	71,739
China Petroleum & Chemical Corporation Class H (Energy, Oil, Gas & Consumable Fuels)	392,000	181,074
China Railway Construction Corporation Limited Class H (Industrials, Construction & Engineering)	306,000	235,318
China Railway Group Limited Class H (Industrials, Construction & Engineering)	380,000	195,143
China Railway Signal & Communication Corporation Limited Class H (Information Technology, Electronic Equipment, Instruments & Components) 144A	14,667	5,942
China Reinsurance Group Corporation Class H (Financials, Insurance)	676,000	72,396
China Resources Cement Holdings Limited (Materials, Construction Materials)	282,000	411,164
China Resources Land Limited (Real Estate, Real Estate Management & Development)	58,000	268,290
China Resources Phoenix Healthcare Holdings Company Limited (Health Care, Health Care Providers & Services)	8,500	6,153
China Shenhua Energy Company Limited Class H (Energy, Oil, Gas & Consumable Fuels)	298,500	498,386
China Southern Airlines Company Class H (Industrials, Airlines) †	30,000	15,832
China Spacesat Company Limited Class A (Information Technology, Communications Equipment)	5,700	32,812
China State Construction International Holdings (Industrials, Construction & Engineering)	16,667	12,925
China Telecom Corporation Limited Class H (Communication Services, Diversified Telecommunication Services)	516,000	169,110
China Tourism Group Duty Free Corporation Limited Class A (Consumer Discretionary, Specialty Retail)	7,600	230,612
China Tower Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services) 144A	488,667	93,317
China TransInfo Technology Company Limited Class A (Information Technology, IT Services)	21,400	76,362
China Vanke Company Limited Class H (Real Estate, Real Estate Management & Development)	15,534	48,304
China Yangtze Power Company Limited Class A (Utilities, Independent Power & Renewable Electricity Producers)	118,112	332,550
China Yongda Automobile Service Holding Company (Consumer Discretionary, Specialty Retail)	15,667	18,800
China YuHua Education Corporation Limited (Consumer Discretionary, Diversified Consumer Services) 144A	72,000	69,025
Chinasoft International Limited (Information Technology, IT Services)	23,334	16,589
Chinese Universe Publishing & Media Group Company Limited Class A (Communication Services, Media)	48,400	93,272
Chongqing Brewery Company Limited Class A (Consumer Staples, Beverages)	16,840	223,680
Chongqing Changchun Automobile Class B (Consumer Discretionary, Automobiles) †	10,634	5,680
Chongqing Fuling Zhacai Group Company Limited Class A (Consumer Staples, Food Products)	17,800	132,822
Chongqing Rural Commercial Bank Class H (Financials, Banks)	34,000	13,863
Chongqing Zhifei Biological Products Company Limited Class A (Health Care, Health Care Equipment & Supplies)	11,000	216,877
CIFI Holdings Group Company Limited (Real Estate, Real Estate Management & Development)	90,000	76,643
CITIC Securities Company Limited Class A (Financials, Capital Markets)	18,800	87,215
CITIC Securities Company Limited Class H (Financials, Capital Markets)	32,000	76,881
COFCO Meat Holdings Limited (Consumer Staples, Food Products)	20,667	9,653
Contemporary Amperex Technology Company Limited Class A (Energy, Energy Equipment & Services)	9,000	270,927

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  7

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

China (continued)
COSCO SHIPPING Development Company Limited Class H (Industrials, Marine)	22,667	$2,311
COSCO SHIPPING Energy Transportation Company Limited Class H (Industrials, Marine)	566,000	260,718
COSCO SHIPPING Holdings Company Limited Class H (Industrials, Marine) †	123,750	62,113
Country Garden Holdings Company Limited (Real Estate, Real Estate Management & Development)	199,000	246,754
Country Garden Services Holdings Company Limited (Industrials, Commercial Services & Supplies)	20,000	139,480
CRRC Corporation Limited Class H (Industrials, Machinery)	128,500	58,031
CSC Financial Company Limited Class A (Financials, Capital Markets)	7,600	57,952
CSC Financial Company Limited Class H (Financials, Capital Markets)	6,667	9,910
Da An Gene Company Limited of Sun Yat-Sen University Class A (Health Care, Health Care Equipment & Supplies)	14,100	78,987
Dali Foods Group Company Limited (Consumer Staples, Food Products) 144A	248,500	152,303
Daqin Railway Company Limited Class A (Industrials, Transportation Infrastructure)	115,400	111,447
Datang International Power Generation Company Limited Class H (Utilities, Independent Power & Renewable Electricity Producers)	9,334	1,253
DHC Software Company Limited Class A (Information Technology, Technology Hardware, Storage & Peripherals)	62,700	106,653
Dongfeng Motor Group Company Limited Class H (Consumer Discretionary, Automobiles)	166,000	115,233
Dongxing Securities Company Limited Class A (Financials, Capital Markets)	14,300	27,850
East Money Information Company Limited Class A (Financials, Capital Markets)	11,600	44,269
ENN Energy Holdings Limited (Utilities, Gas Utilities)	14,100	156,460
EVE Energy Company Limited Class A (Energy, Energy Equipment & Services)	9,400	67,208
Everbright Securities Company Limited Class A (Financials, Capital Markets)	22,400	71,630
First Capital Securities Company Limited Class A (Financials, Capital Markets)	28,300	44,381
Focus Media Information Technology Company Limited Class A (Communication Services, Media)	69,500	76,447
Foshan Haitian Flavouring & Food Company Limited Class A (Consumer Staples, Food Products)	12,300	328,727
Founder Securities Company Limited Class A (Financials, Capital Markets)	52,700	67,424
Foxconn Industrial Internet Company Limited Class A (Information Technology, Technology Hardware, Storage & Peripherals)	50,700	109,021
Fu Shou Yuan International Group Limited (Consumer Discretionary, Diversified Consumer Services)	15,000	15,522
Fujian Star-net Communication Company Limited Class A (Communication Services, Wireless Telecommunication Services)	23,800	102,286
Fujian Sunner Development Company Limited Class A (Consumer Staples, Food Products)	40,900	160,383
Fuyao Glass Industry Group Company Limited Class H (Consumer Discretionary, Auto Components)	5,467	17,600
G-bits Network Technology (Xiamen) Company Limited Class A (Information Technology, Software)	3,200	289,073
Ganfeng Lithium Company Limited Class A (Materials, Metals & Mining)	12,000	88,423
GEM Company Limited Class A (Industrials, Commercial Services & Supplies)	21,400	16,921
GF Securities Company Limited Class A (Financials, Capital Markets)	70,100	165,361
GF Securities Company Limited H Shares (Financials, Capital Markets)	176,800	209,189
Giant Network Group Company Limited Class A (Information Technology, Software)	16,600	50,104
GigaDevice Semiconductor (Beijing) Incorporated Class A (Information Technology, Semiconductors & Semiconductor Equipment)	900	26,197
Glodon Company Limited Class A (Information Technology, Software)	11,700	118,932
GoerTek Incorporated Class A (Information Technology, Electronic Equipment, Instruments & Components)	9,600	57,546
Great Wall Motor Company Limited Class H (Consumer Discretionary, Automobiles)	250,500	271,826
Greentown Service Group Company Limited (Industrials, Commercial Services & Supplies)	16,667	22,408
Guangdong Haid Group Company Limited Class A (Consumer Staples, Food Products)	19,700	203,386
Guangdong Hongda Blasting Company Limited Class A (Energy, Oil, Gas & Consumable Fuels)	6,900	54,356
Guangzhou Automobile Group Company Limited Class H (Consumer Discretionary, Automobiles)	120,400	103,464
Guangzhou Baiyun International Airport Company Limited Class A (Industrials, Transportation Infrastructure)	6,900	15,320
Guangzhou Kingmed Diagnostics Group Company Limited Class A (Health Care, Health Care Providers & Services)	8,900	139,807
Guangzhou R&F Properties Company Limited Class H (Real Estate, Real Estate Management & Development)	156,000	198,467
Guangzhou Wondfo Biotech Company Limited Class A (Health Care, Health Care Equipment & Supplies)	12,700	183,048
Guocheng Mining Company Limited Class A (Materials, Metals & Mining) †	24,300	81,321

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

China (continued)
Guotai Junan Securities Company Limited H Shares (Financials, Capital Markets) 144A	6,667	$10,409
Haidilao International Holding Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	9,486	61,198
Hainan Airlines Holding Company Limited Class A (Consumer Discretionary, Airlines) †	58,300	13,948
Haitong Securities Company Limited Class H (Financials, Capital Markets) †	25,734	23,376
Hangzhou Hikvision Digital Technology Company Limited Class A (Information Technology, Technology Hardware, Storage & Peripherals)	19,400	105,904
Hangzhou Robam Appliances Company Limited (Consumer Discretionary, Household Durables)	2,600	14,793
Hangzhou Tigermed Consulting Company Limited Class A (Health Care, Health Care Providers & Services)	4,200	68,623
Hansoh Pharmaceutical Group (Health Care, Pharmaceuticals) †	14,000	66,385
Hefei Meiya Optoelectronic Technology Incorporation Class A (Industrials, Electrical Equipment)	22,709	193,305
Heilongjiang Agriculture Company Limited Class A (Consumer Staples, Food Products)	37,200	109,405
Henan Shuanghui Investment & Development Company Limited Class A (Consumer Staples, Food Products)	27,100	251,043
Hengan International Group Company Limited (Consumer Staples, Personal Products)	40,500	319,289
Hithink RoyalFlush Information Network Company Limited Class A (Information Technology, IT Services)	5,000	122,484
Hongfa Technology Company Limited Class A (Industrials, Machinery)	18,900	128,706
Huaan Securities Company Limited Class A (Financials, Capital Markets)	28,700	37,682
Huagong Tech Company Limited Class A (Information Technology, Electronic Equipment, Instruments & Components)	14,000	49,732
Hualan Biological Engineer Incorporated Class A (Health Care, Biotechnology)	31,200	262,170
Huaneng Power International Incorporated Class H (Utilities, Independent Power & Renewable Electricity Producers)	43,334	18,060
Huatai Securities Company Limited Class H (Financials, Capital Markets) 144A	15,534	27,259
Huaxin Cement Company Limited Class A (Materials, Construction Materials)	34,100	139,090
Huaxin Cement Company Limited Class B (Materials, Construction Materials)	3,534	8,181
Huazhu Group Limited ADR (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,368	150,651
Hubei Kaile Science & Technology Company Limited Class A (Industrials, Transportation Infrastructure)	120,300	234,640
Hunan Valin Steel Company Limited Class A (Materials, Metals & Mining)	106,200	75,450
Hundsun Technologies Incorporated Class A (Information Technology, Software)	10,900	177,204
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	2,282,000	1,277,887
Industrial Bank Company Limited Class A (Financials, Banks)	17,400	41,020
Inner Mongolia Yili Industrial Group Company Limited Class A (Consumer Staples, Food Products)	3,800	23,250
Inner Mongolia Yitai Coal Company Limited Class B (Energy, Oil, Gas & Consumable Fuels)	360,135	252,095
Innovent Biologics Incorporated (Health Care, Biotechnology) 144A†	12,667	84,417
Inspur Electronic Information Industry Company Limited Class A (Information Technology, Technology Hardware, Storage & Peripherals)	11,400	60,037
Jafron Biomedical Company Limited Class A (Health Care, Health Care Equipment & Supplies)	4,100	45,583
JD.com Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	27,744	2,181,788
Jiangsu Changshu Rural Commercial Bank Company Limited Class A (Financials, Banks)	26,500	32,938
Jiangsu Express Company Limited Class H (Industrials, Transportation Infrastructure)	208,000	208,263
Jiangsu Hengli Hydraulic Company Limited Class A (Industrials, Machinery)	44,100	421,455
Jiangsu Hengrui Medicine Company Limited Class A (Health Care, Pharmaceuticals)	21,300	294,791
Jiangsu King’s Luck Brewery JSC Limited Class A (Consumer Staples, Beverages)	16,000	127,163
Jiangsu Shagang Company Limited Class A (Materials, Metals & Mining)	109,400	189,919
Jiangsu Yanghe Brewery Joint-Stock Company Limited Class A (Consumer Staples, Beverages)	2,000	41,165
Jiangsu Yangnong Chemical Company Limited Class A (Materials, Chemicals)	6,500	86,774
Jiangsu Zhongtian Technology Company Limited Class A (Information Technology, Communications Equipment)	64,800	106,822
Jiangxi Copper Company Limited Class H (Materials, Metals & Mining)	128,000	150,954
Jinxin Fertility Group Limited (Health Care, Health Care Providers & Services) 144A	12,667	17,880
Jinyu Bio-Technology Company Limited Class A (Health Care, Biotechnology)	68,900	289,479
Joincare Pharmaceutical Group Industry Company Limited Class A (Health Care, Pharmaceuticals)	61,400	174,576
Jointown Pharmaceutical Group Company Limited Class A (Health Care, Pharmaceuticals) †	82,763	213,946
Jonjee High-Tech Industrial and Commercial Holding Company Limited Class A (Consumer Staples, Food Products)	13,200	157,134

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  9

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

China (continued)
Joyoung Company Limited Class A (Consumer Discretionary, Household Durables)	38,567	$248,119
JOYY Incorporated ADR (Communication Services, Interactive Media & Services)	732	62,542
Juewei Food Company Limited Class A (Consumer Staples, Food Products)	2,700	37,104
Kaisa Group Holdings Limited (Real Estate, Real Estate Management & Development)	434,000	218,394
Kingdee International Software Group Company Limited (Information Technology, Software)	66,000	168,274
Kingsoft Corporation Limited (Information Technology, Software)	10,000	53,547
Kweichow Moutai Company Limited Class A (Consumer Staples, Beverages)	6,400	1,667,970
Lao Feng Xiang Company Limited Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,704	5,107
Laobaixing Pharmacy Chain JSC Class A (Consumer Staples, Food & Staples Retailing)	4,060	52,666
Legend Holdings Corporation H Shares (Information Technology, Technology Hardware, Storage & Peripherals) 144A	5,800	8,546
Lens Technology Company Limited Class A (Information Technology, Technology Hardware, Storage & Peripherals)	18,600	93,668
Leo Group Company Limited Class A (Communication Services, Media)	394,300	176,017
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	38,500	162,938
Liaoning Cheng Da Company Limited Class A (Consumer Discretionary, Distributors)	15,500	59,266
Livzon Pharmaceutical Group Incorporated Class A (Health Care, Pharmaceuticals)	26,100	203,704
Logan Property Holdings Company Limited (Real Estate, Real Estate Management & Development)	82,000	152,781
Lomon Billions Group Company Limited (Materials, Chemicals)	4,800	16,435
Longfor Properties Company Limited (Real Estate, Real Estate Management & Development)	36,000	190,679
LONGi Green Energy Technology Company Limited Class A (Information Technology, Semiconductors & Semiconductor Equipment)	2,200	20,309
Luenmei Quantum Company Limited Class A (Industrials, Construction & Engineering)	38,700	76,442
Luxshare Precision Industry Company Limited Class A (Information Technology, Electronic Equipment, Instruments & Components)	33,100	265,580
Luzhou Laojiao Company Limited Class A (Consumer Staples, Beverages)	2,100	45,800
Mango Excellent Media Company Limited Class A (Consumer Discretionary, Multiline Retail)	20,300	210,261
Meituan Dianping (Consumer Discretionary, Internet & Direct Marketing Retail) †	101,500	3,347,449
Metallurgical Corporation of China Limited Class H (Industrials, Construction & Engineering)	29,000	4,977
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	7,101	73,074
Momo Incorporated ADR (Communication Services, Interactive Media & Services)	1,941	39,596
Muyuan Foodstuff Company Limited Class A (Consumer Staples, Food Products)	4,000	51,234
Nanji E-Commerce Company Limited Class A (Communication Services, Interactive Media & Services)	35,800	96,775
Nanjing King-friend Biochemical Pharmaceuticals Company Limited Class A (Health Care, Biotechnology)	9,800	70,353
Nanyang Topsec Technologies Group Incorporated Class A (Industrials, Electronic Equipment, Instruments & Components) †	29,500	93,990
Nari Technology Company Limited (Industrials, Electrical Equipment)	18,600	60,781
NetEase Incorporated ADR (Communication Services, Entertainment)	2,867	1,396,831
New China Life Insurance Company Limited Class H (Financials, Insurance)	8,734	34,879
New Hope Liuhe Company Limited Class A (Consumer Staples, Food Products)	7,700	42,685
New Oriental Education & Technology Group Incorporated ADR (Consumer Discretionary, Diversified Consumer Services) †	2,061	302,204
Newland Digital Technology Company Limited Class A (Information Technology, Technology Hardware, Storage & Peripherals)	16,300	41,209
Nexteer Automotive Group Limited (Consumer Discretionary, Auto Components)	11,000	7,168
Ningbo Joyson Electronic Corporation Class A (Consumer Discretionary, Auto Components)	52,200	174,843
Ningbo Tuopu Group Company Limited Class A (Consumer Discretionary, Auto Components)	14,500	87,954
Northeast Securities Company Limited Class A (Financials, Capital Markets)	37,300	58,332
Offcn Education Technology Company Limited Class A (Consumer Discretionary, Diversified Consumer Services)	22,900	119,297
OFILM Group Company Limited Class A (Information Technology, Electronic Equipment, Instruments & Components)	34,500	95,173
Orient Securities Company Limited of China Class H (Financials, Diversified Financial Services)	4,667	2,951
People’s Insurance Company Group of China Limited Class H (Financials, Insurance)	479,000	156,366
Perfect World Company Limited Class A (Information Technology, Software)	36,000	192,268
PetroChina Company Limited Class H (Energy, Oil, Gas & Consumable Fuels)	274,898	95,059
PICC Property & Casualty Company Limited Class H (Financials, Insurance)	272,000	210,224

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

China (continued)
Pinduoduo Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	6,012	$534,707
Ping An Bank Company Limited Class A (Financials, Banks)	37,200	81,837
Ping An Healthcare and Technology Company Limited (Health Care, Health Care Technology) 144A†	4,900	71,443
Ping An Insurance (Group) Company of China Limited Class A (Financials, Insurance)	26,700	298,441
Ping An Insurance Group Company Class H (Financials, Insurance)	129,500	1,379,348
Poly Property Services Company Limited (Real Estate, Real Estate Management & Development)	1,800	15,758
Postal Savings Bank of China Company Limited Class H (Financials, Banks)	931,000	440,862
S.F. Holding Company Limited Class A (Industrials, Air Freight & Logistics)	18,000	223,464
Sanan Optoelectronics Company Limited Class A (Information Technology, Semiconductors & Semiconductor Equipment)	47,900	189,649
Sangfor Technologies Incorporated Class A (Information Technology, IT Services)	2,100	67,392
Sansteel Minguang Company Limited Class A (Materials, Metals & Mining)	122,805	124,511
Sany Heavy Industry Company Limited Class A (Industrials, Machinery)	38,200	123,380
SDIC Power Holdings Company Limited Class A (Utilities, Independent Power & Renewable Electricity Producers)	31,600	41,766
Seazen Group Limited (Real Estate, Real Estate Management & Development)	87,000	78,915
Semiconductor Manufacturing International Corporation (Information Technology, Semiconductors & Semiconductor Equipment) †	31,834	102,277
SG Micro Corporation Class A (Information Technology, Semiconductors & Semiconductor Equipment)	3,200	133,115
Shandong Buchang Pharmaceuticals Company Limited Class A (Health Care, Biotechnology)	35,200	142,550
Shandong Gold Mining Company Limited Class H (Materials, Metals & Mining) 144A	4,750	13,361
Shandong Hualu Hengsheng Chemical Company Limited Class A (Materials, Chemicals)	62,807	246,288
Shandong Linglong Tyre Company Limited Class A (Consumer Discretionary, Auto Components)	14,800	51,623
Shandong Sinocera Functional Material Company Limited Class A (Materials, Chemicals)	19,100	114,492
Shandong Sun Paper Industry Joint Stock Company Limited Class A (Materials, Paper & Forest Products)	35,800	72,908
Shandong Weigao Group Medical Polymer Company Limited Class H (Health Care, Health Care Equipment & Supplies)	26,667	62,279
Shanghai Baosight Software Company Limited Class A (Information Technology, IT Services)	20,700	209,935
Shanghai Baosight Software Company Limited Class B (Information Technology, Software)	4,100	14,006
Shanghai Electric Group Company Limited Class H (Industrials, Electrical Equipment) †	96,000	28,242
Shanghai Fosun Pharmaceutical Company Limited Class H (Health Care, Pharmaceuticals)	6,667	28,173
Shanghai Jahwa United Company Limited Class A (Consumer Staples, Personal Products)	14,800	89,731
Shanghai Jinjiang International Hotels Company Limited Class A (Consumer Discretionary, Hotels, Restaurants & Leisure)	18,400	111,665
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real Estate, Real Estate Management & Development)	94,470	81,150
Shanghai M&G Stationery Incorporated Class A (Consumer Discretionary, Specialty Retail)	4,300	43,597
Shanghai Pharmaceuticals Holding Company Limited Class A (Health Care, Health Care Equipment & Supplies)	10,000	32,386
Shanghai Pharmaceuticals Holding Company Limited Class H (Health Care, Health Care Providers & Services)	8,534	15,218
Shanghai Pudong Development Bank Company Limited Class A (Financials, Banks)	36,000	54,409
Shanghai Putailai New Energy Technology Company Limited Class A (Materials, Chemicals)	1,100	15,893
Shanghai RAAS Blood Products Company Limited Class A (Health Care, Biotechnology)	26,100	34,230
Shanxi Taigang Stainless Steel Company Limited Class A (Materials, Metals & Mining)	61,700	32,944
Shanxi Xinghuacun Fen Wine Factory Company Limited Class A (Consumer Staples, Beverages)	6,800	195,643
Shenergy Company Limited Class A (Utilities, Independent Power & Renewable Electricity Producers)	85,600	71,554
Shennan Circuit Company Limited Class A (Information Technology, Electronic Equipment, Instruments & Components)	2,100	42,476
Shenwan Hongyuan Group Company Limited Class H (Financials, Capital Markets)	16,100	13,247
Shenzhen Expressway Company Limited (Industrials, Transportation Infrastructure)	378,000	342,386
Shenzhen International Holdings Limited Class H (Industrials, Transportation Infrastructure)	105,000	168,538
Shenzhen Kangtai Biological Products Company Limited Class A (Health Care, Biotechnology)	8,100	233,967
Shenzhen Kingdom Sci-tech Company Limited Class A (Information Technology, Software)	9,800	28,736
Shenzhen Mindray Bio-Medical Electronics Company Limited Class A (Health Care, Biotechnology)	2,200	109,907
Shenzhen Salubris Pharmaceuticals Company Limited Class A (Health Care, Pharmaceuticals)	11,100	61,064

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  11

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

China (continued)
Shenzhen Sunway Communication Company Limited Class A (Communication Services, Diversified Telecommunication Services)	3,900	$35,286
Shijiazhuang Yiling Pharmaceutical Company Limited Class A (Health Care, Pharmaceuticals)	26,500	110,488
Shui On Land Limited (Financials, Real Estate Management & Development)	542,500	74,198
Sichuan Swellfun Company Limited Class A (Consumer Staples, Beverages)	7,400	82,142
Sinolink Securities Company Limited Class A (Financials, Capital Markets)	51,000	115,767
Sinopec Engineering Group Class H (Industrials, Construction & Engineering)	347,000	154,019
Sinopec Shanghai Petrochemical Company Limited H Shares (Materials, Chemicals)	1,522,000	314,211
Sinopharm Group Company Limited Class H (Health Care, Health Care Providers & Services)	85,200	209,751
Sinotrans Limited Class H (Industrials, Air Freight & Logistics)	28,667	6,806
SOHO China Limited (Financials, Real Estate Management & Development) †	79,500	24,516
Songcheng Performance Development Company Limited Class A (Communication Services, Entertainment)	58,300	152,069
Southern Copper Corporation (Materials, Metals & Mining)	478	22,992
Spring Airlines Company Limited Class A (Industrials, Airlines)	7,300	46,985
Sunac China Holdings Limited (Financials, Real Estate Management & Development)	53,000	222,936
Sunny Optical Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	14,500	214,969
Suofeiya Home Collection Company Limited Class A (Consumer Discretionary, Household Durables)	22,500	87,311
Suzhou Dongshan Precision Manufacturing Company Limited Class A (Industrials, Building Products)	28,400	115,136
TAL Education Group ADR (Consumer Discretionary, Diversified Consumer Services) †	7,885	581,992
Tangshan Jidong Cement Company Limited Class A (Materials, Construction Materials)	28,500	74,505
TCL Technology Group Corporation Class A (Communication Services, Diversified Telecommunication Services)	72,200	74,572
Tencent Holdings Limited (Communication Services, Interactive Media & Services)	99,100	6,783,380
Tencent Music Entertainment ADR (Communication Services, Entertainment) †	4,452	69,585
The Pacific Securities Company Limited of China Class A (Financials, Capital Markets) †	38,500	23,870
Thunder Software Technology Company Limited Class A (Industrials, Commercial Services & Supplies)	13,200	177,161
Tianjin Chase Sun Pharmaceutical Company Limited Class A (Health Care, Pharmaceuticals)	47,500	39,290
Tianjin Zhonghuan Semiconductor Company Limited Class A (Information Technology, Semiconductors & Semiconductor Equipment)	6,900	21,813
Tingyi Holding Corporation (Consumer Staples, Food Products)	62,000	116,477
Tong Ren Tang Technologies Company Limited H Shares (Health Care, Pharmaceuticals)	8,667	6,710
Tongcheng-Elong Holdings Limited (Communication Services, Interactive Media & Services) †	9,200	18,043
Tonghua Dongbao Pharmaceutical Company Limited Class A (Health Care, Pharmaceuticals)	30,900	64,146
Tongkun Group Company Limited Class A (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	38,000	89,418
Topchoice Medical Cororation Class A (Health Care, Health Care Providers & Services) †	5,000	165,060
Travelsky Technology Limited Class H (Information Technology, IT Services)	29,000	60,318
Trip.com Group Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	7,478	226,135
Tsingtao Brewery Company Limited Class H (Consumer Staples, Beverages)	10,300	131,267
Tsingtao Brewery Company Limited Class H (Consumer Staples, Beverages)	10,000	91,094
Uni-President China Holdings Limited (Consumer Staples, Food Products)	16,667	15,183
Universal Scientific Industrial (Shanghai) Company Limited Class A (Information Technology, Electronic Equipment, Instruments & Components)	19,200	65,514
Venustech Group Incorporated Class A (Information Technology, Software)	13,500	75,114
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	14,465	238,817
Walvax Biotechnology Company Limited Class A (Health Care, Biotechnology) †	9,000	83,372
Wanhua Chemical Group Company Limited Class A (Materials, Chemicals)	10,300	110,125
Want Want China Holdings Limited (Consumer Staples, Food Products)	281,000	192,888
Weibo Corporation ADR (Communication Services, Interactive Media & Services) †	1,355	50,542
Weichai Power Company Limited Class H (Consumer Discretionary, Auto Components)	16,900	36,538
Weichai Power Company Limited Class H (Industrials, Machinery)	155,000	313,192
Weifu High-Technology Group Company Limited Class A (Consumer Discretionary, Auto Components)	20,100	73,072
Weihai Guangwei Composites Company Limited Class A (Materials, Chemicals)	12,300	139,960
Winning Health Technology Group Company Limited Class A (Information Technology, Software)	10,300	31,855
Wonders Information Company Limited Class A (Information Technology, Software) †	6,900	26,725

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

China (continued)
Wuhan Guide Infrared Company Limited Class A (Information Technology, Electronic Equipment, Instruments & Components)	2,800	$15,673
Wuhu Sanqi Interactive Entertainment Network Technology Group Company Limited Class A (Consumer Discretionary, Auto Components)	54,500	362,469
Wuhu Token Science Company Limited Class A (Information Technology, Electronic Equipment, Instruments & Components)	115,100	197,968
Wuliangye Yibin Company Limited Class A (Consumer Staples, Beverages)	16,600	581,199
WUS Printed Circuit (Kunshan) Company Limited Class A (Information Technology, Electronic Equipment, Instruments & Components)	18,800	57,704
WuXi AppTec Company Limited (Health Care, Life Sciences Tools & Services) 144A	11,380	168,566
WuXi AppTec Company Limited Class H (Health Care, Pharmaceuticals)	9,200	147,513
WuXi Biologics Cayman Incorporated (Health Care, Life Sciences Tools & Services) 144A†	4,500	116,939
Wuxi Taiji Industry Company Limited Class A (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	55,600	91,331
Xiamen Intretech Incorporated Class A (Information Technology, Electrical Equipment)	2,500	21,481
Xiaomi Corporation Class B (Information Technology, Technology Hardware, Storage & Peripherals) 144A†	96,400	292,302
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	106,000	133,898
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	3,734	7,420
Yanzhou Coal Mining Company Limited Class A (Energy, Oil, Gas & Consumable Fuels)	116,600	157,853
Yanzhou Coal Mining Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	810,000	623,945
Yealink Network Technology Company Limited Class A (Information Technology, Technology Hardware, Storage & Peripherals)	2,900	23,840
Yifan Pharmaceutical Company Limited Class A (Health Care, Biotechnology)	25,900	113,276
Yifeng Pharmacy Chain Company Limited Class A (Consumer Staples, Food & Staples Retailing)	15,500	227,928
Yihai International Holding (Consumer Staples, Food Products)	9,000	141,442
Yonyou Network Technology Company Limited Class A (Information Technology, Software)	21,400	130,839
Yum China Holdings Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,262	188,250
Yuzhou Properties Company (Real Estate, Real Estate Management & Development)	363,000	169,552
Zhaojin Mining Industry Company Limited H Shares (Materials, Metals & Mining)	9,667	10,827
Zhejiang Chint Electrics Company Limited Class A (Industrials, Electrical Equipment)	9,600	48,274
Zhejiang Dahua Technology Company Limited Class A (Information Technology, Electronic Equipment, Instruments & Components)	15,600	52,024
Zhejiang Expressway Company Limited H Shares (Industrials, Transportation Infrastructure)	118,000	79,629
Zhejiang Huahai Pharmaceutical Company Limited Class A (Health Care, Pharmaceuticals)	7,500	47,999
Zhejiang Jingsheng Mechanical & Electrical Company Limited Class A (Information Technology, Electrical Equipment)	12,300	46,761
Zhejiang Juhua Company Limited Class A (Materials, Chemicals)	103,800	105,999
Zhejiang Sanhua Intelligent Controls Company Limited Class A (Industrials, Machinery)	61,200	201,774
Zhejiang Wolwo Bio-Pharmaceutical Company Limited Class A (Health Care, Biotechnology)	6,100	53,180
Zhengzhou Yutong Bus Company Limited Class A (Industrials, Machinery)	32,300	66,958
Zhenro Properties Group Limited (Real Estate, Real Estate Management & Development)	28,000	16,366
ZhongAn Online P & C Insurance Company Limited (Financials, Insurance) 144A†	3,500	23,054
Zhongsheng Group Holdings Limited (Consumer Discretionary, Specialty Retail)	51,000	318,495
Zhuzhou CSR Times Electric Company Limited Class H (Industrials, Electrical Equipment)	5,000	16,064
Zijin Mining Group Company Limited Class A (Materials, Metals & Mining)	75,200	78,877
Zijin Mining Group Company Limited Class H (Materials, Metals & Mining)	390,000	266,200
Zoomlion Heavy Industry Science & Technology Company Limited Class A (Industrials, Machinery)	53,100	65,999
Zoomlion Heavy Industry Science and Technology Company Limited Class H (Industrials, Machinery) †	158,400	158,600
ZTE Corporation Class A (Information Technology, Communications Equipment)	4,300	24,465
ZTE Corporation H Shares (Information Technology, Communications Equipment)	73,800	214,729
ZTO Express (Cayman) Incorporated ADR (Industrials, Air Freight & Logistics)	11,555	387,439

		79,149,676

Colombia: 0.09%
Banco de Bogota SA (Financials, Banks)	716	13,206
Cementos Argos SA (Materials, Construction Materials)	6,963	9,306
Corporacion Financiera Colombiana SA (Financials, Diversified Financial Services)	1,391	10,076

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  13

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Colombia (continued)
Ecopetrol SA (Energy, Oil, Gas & Consumable Fuels)	75,544	$44,224
Grupo Argos SA (Materials, Construction Materials)	4,467	14,233
Grupo Bolivar SA (Financials, Banks)	296	5,151
Grupo de Inversiones Suramericana SA (Financials, Diversified Financial Services)	3,432	19,265
Grupo Energia Bogota SA (Utilities, Gas Utilities)	33,455	21,999
Grupo Nutresa SA (Consumer Staples, Food Products)	3,703	21,777
Interconexion Electrica SA (Utilities, Electric Utilities)	5,412	30,293
Promigas SA (Utilities, Gas Utilities)	3,569	6,688

		196,218

Czech Republic: 0.13%
CEZ AS (Utilities, Electric Utilities)	2,852	58,760
Komercni Banka AS (Financials, Banks) †	2,441	58,776
Moneta Money Bank (Financials, Banks) 144A	55,044	138,791
O2 Czech Republic AS (Communication Services, Diversified Telecommunication Services)	1,903	19,150

		275,477

Egypt: 0.11%
Commercial International Bank ADR (Financials, Banks)	54,372	233,256

Greece: 0.23%
Alpha Bank AE (Financials, Banks) †	22,105	14,630
FF Group (Consumer Discretionary, Specialty Retail) †(a)	3,820	0
Hellenic Petroleum SA (Energy, Oil, Gas & Consumable Fuels)	1,951	11,897
Hellenic Telecommunications Organization SA (Communication Services, Diversified Telecommunication Services)	14,122	230,879
Jumbo SA (Consumer Discretionary, Specialty Retail)	2,020	35,074
LAMDA Development SA (Real Estate, Real Estate Management & Development) †	1,110	7,484
Motor Oil (Hellas) Corinth Refineries SA (Energy, Oil, Gas & Consumable Fuels)	7,510	105,304
Mytilineos Holdings SA (Industrials, Industrial Conglomerates)	1,421	13,379
National Bank of Greece SA (Financials, Banks) †	8,045	10,949
OPAP SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,709	33,993
Piraeus Bank SA (Financials, Banks) †	5,155	7,425
Public Power Corporation SA (Utilities, Electric Utilities) †	1,519	7,265
Terna Energy SA (Utilities, Independent Power & Renewable Electricity Producers)	556	7,869

		486,148

Hong Kong: 3.27%
Bosideng International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	8,000	2,292
BYD Electronic International Company Limited (Information Technology, Communications Equipment)	35,000	148,351
China Everbright Limited (Financials, Capital Markets)	166,000	255,741
China Insurance International Holdings Company Limited (Financials, Insurance)	14,400	22,891
China Jinmao Holdings Group Limited (Real Estate, Real Estate Management & Development)	120,000	75,095
China Merchants Port Holdings Company Limited (Industrials, Transportation Infrastructure)	80,000	91,559
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	168,000	1,173,802
China Overseas Grand Oceans Group Limited (Real Estate, Real Estate Management & Development)	18,667	12,163
China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	100,000	289,670
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	497,000	96,191
China Resources Beer Holdings Company Limited (Consumer Staples, Beverages)	20,000	130,061
China Resources Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	23,167	13,123
China Resources Power Holdings Company (Utilities, Independent Power & Renewable Electricity Producers)	174,000	206,550
China Traditional Chinese Medicine Holdings Company Limited (Health Care, Pharmaceuticals)	384,000	164,001
China Unicom Hong Kong Limited (Communication Services, Diversified Telecommunication Services)	74,000	52,419
CITIC Pacific Limited (Industrials, Industrial Conglomerates)	74,000	67,505

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Hong Kong (continued)
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	181,000	$205,984
CSPC Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	118,000	262,182
Far East Horizon Limited (Financials, Diversified Financial Services)	258,000	228,366
Fosun International (Industrials, Industrial Conglomerates)	120,000	133,622
Geely Automobile Holdings Limited (Consumer Discretionary, Automobiles)	114,000	240,938
Guangdong Investment Limited (Utilities, Water Utilities)	33,334	52,043
Haitian International Holdings Limited (Industrials, Machinery)	61,000	147,656
Hutchison China MediTech Limited ADR (Health Care, Pharmaceuticals) †	1,614	53,617
Kingboard Chemicals Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	93,000	299,392
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	345,500	435,542
KWG Property Holding Limited (Real Estate, Real Estate Management & Development)	161,500	307,155
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	274,000	164,042
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	76,667	51,242
MMG Limited (Materials, Metals & Mining) †	20,000	5,342
Poly Property Group Company Limited (Real Estate, Real Estate Management & Development)	23,334	7,346
Shanghai Industrial Holdings Limited (Industrials, Industrial Conglomerates)	132,000	198,250
Shenzhen Investment Limited (Real Estate, Real Estate Management & Development)	364,000	123,522
Shenzhou International Group Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	200	3,226
Shimao Property Holding Limited (Real Estate, Real Estate Management & Development)	48,000	216,149
Shougang Fushan Resources Group Limited (Materials, Metals & Mining)	39,334	8,932
Sino Biopharmaceutical Limited Sino Biopharmaceutical(Health Care, Pharmaceuticals)	168,500	194,585
Sino-Ocean Land Holdings Limited (Real Estate, Real Estate Management & Development)	265,000	61,205
Sinotruk Hong Kong Limited (Industrials, Machinery)	82,500	214,494
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	225,000	293,218
Topsports International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) 144A	12,334	15,262
Universal Medical Financial & Technical Advisory Services Company Limited (Health Care, Health Care Providers & Services) 144A	6,834	4,762
Vinda International Holdings Limited (Consumer Staples, Household Products)	33,000	112,836
Yuexiu Property Company Limited (Real Estate, Real Estate Management & Development)	64,667	12,349

		6,854,673

Hungary: 0.34%
Magyar Telekom Telecommunications plc (Communication Services, Diversified Telecommunication Services)	18,251	22,419
MOL Hungarian Oil & Gas plc (Energy, Oil, Gas & Consumable Fuels) †	15,803	88,893
OTP Bank plc (Financials, Banks) †	8,989	302,901
Richter Gedeon (Health Care, Pharmaceuticals)	12,105	295,362

		709,575

India: 10.14%
3M India Limited (Industrials, Industrial Conglomerates) †	35	9,636
Aarti Industries Limited (Materials, Chemicals)	2,148	30,574
Aavas Financiers Limited (Financials, Thrifts & Mortgage Finance) †	466	8,882
ABB India Limited (Industrials, Electrical Equipment)	716	9,248
ACC Limited (Materials, Construction Materials)	1,059	19,017
Adani Enterprises Limited (Industrials, Trading Companies & Distributors)	4,658	17,690
Adani Gas Limited (Utilities, Gas Utilities)	3,732	8,607
Adani Green Energy Limited (Utilities, Independent Power & Renewable Electricity Producers) †	5,455	33,553
Adani Ports & Special Economic Zone Limited (Industrials, Transportation Infrastructure)	11,176	54,014
Adani Power Limited (Utilities, Independent Power & Renewable Electricity Producers) †	14,141	7,156
Adani Transmissions Limited (Utilities, Electric Utilities) †	5,180	17,826
Aditya Birla Capital Limited (Financials, Diversified Financial Services) †	10,327	8,593

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  15

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

India (continued)
Aditya Birla Fashion & Retail Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	4,769	$9,064
Aegis Logistics Limited (Energy, Oil, Gas & Consumable Fuels)	3,068	8,857
Aia Engineering Limited (Industrials, Machinery)	403	9,864
Ajanta Pharma Limited (Health Care, Pharmaceuticals)	362	7,301
Alembic Pharmaceuticals Limited (Health Care, Pharmaceuticals)	766	9,804
Alkem Laboratories Limited (Health Care, Pharmaceuticals)	772	28,556
Amara Raja Batteries Limited (Industrials, Electrical Equipment)	782	7,734
Ambuja Cements Limited (Materials, Construction Materials)	9,559	27,343
Apollo Hospitals Enterprise Limited (Health Care, Health Care Providers & Services)	1,259	27,958
Apollo Tyres Limited (Consumer Discretionary, Auto Components)	4,959	8,324
Ashok Leyland Limited (Industrials, Machinery)	21,977	20,198
Asian Paints Limited (Materials, Chemicals)	10,873	280,527
Astral Poly Technik Limited (Industrials, Building Products)	745	11,357
Atul Limited (Materials, Chemicals)	241	18,926
AU Small Finance Bank Limited (Financials, Banks) 144A†	2,728	24,757
Aurobindo Pharma Limited (Health Care, Pharmaceuticals)	6,895	75,772
Avenue Supermarts Limited (Consumer Staples, Food & Staples Retailing) †	9,589	293,275
Axis Bank Limited (Financials, Banks) †	73,033	492,873
Bajaj Auto Limited (Consumer Discretionary, Automobiles)	4,855	195,697
Bajaj Finance Limited (Financials, Consumer Finance)	2,847	134,902
Bajaj Finserv Limited (Financials, Insurance)	856	71,989
Bajaj Holdings & Investment Limited (Financials, Diversified Financial Services)	838	30,497
Balkrishna Industries Limited (Consumer Discretionary, Auto Components)	1,102	19,791
Bandhan Bank Limited (Financials, Banks) 144A†	5,397	22,422
Bank of Baroda (Financials, Banks) †	19,339	12,861
Bata India Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	714	12,601
Bayer CropScience Limited (Materials, Chemicals)	180	14,220
Berger Paints India Limited (Materials, Chemicals)	4,303	31,433
Bharat Electronics Limited (Industrials, Aerospace & Defense)	13,267	19,123
Bharat Forge Limited (Consumer Discretionary, Auto Components)	3,149	21,014
Bharat Heavy Electricals Limited (Industrials, Electrical Equipment)	16,775	8,785
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	56,147	311,065
Bharti Airtel Limited (Communication Services, Wireless Telecommunication Services)	26,967	187,980
Bharti Infratel Limited (Communication Services, Diversified Telecommunication Services)	65,175	175,804
Biocon Limited (Health Care, Biotechnology) †	15,044	76,878
Blue Star Limited (Industrials, Building Products)	1,037	8,957
Bosch Limited (Consumer Discretionary, Auto Components)	96	16,712
Britannia Industries Limited (Consumer Staples, Food Products)	1,500	75,931
Cadila Healthcare Limited (Health Care, Pharmaceuticals)	3,294	16,614
Carborundum Universal Limited (Industrials, Machinery)	2,317	8,485
Castrol India Limited (Materials, Chemicals)	4,234	6,897
CESC Limited (Utilities, Electric Utilities)	904	7,374
Chambal Fertilisers and Chemicals Limited (Materials, Chemicals)	2,910	5,867
Cholamandalam Financial Holdings Limited (Financials, Consumer Finance)	1,443	8,560
Cholamandalam Investment & Finance Company Limited (Financials, Consumer Finance)	4,929	15,549
Cipla India Limited (Health Care, Pharmaceuticals)	8,340	80,848
City Union Bank Limited (Financials, Banks)	10,186	18,682
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	22,098	40,334
Colgate-Palmolive Company India Limited (Consumer Staples, Personal Products)	8,268	153,128
Container Corporation of India Limited (Industrials, Transportation Infrastructure)	36,941	197,233
Coromandel International Limited (Materials, Chemicals)	1,450	14,972
CRISIL Limited (Financials, Capital Markets)	183	4,352
Crompton Greaves Consumer Electricals Limited (Consumer Discretionary, Household Durables) †	5,629	20,785
Cummins India Limited (Industrials, Machinery)	1,583	9,941
Dabur India Limited (Consumer Staples, Personal Products)	8,379	54,025
Dalmia Bharat Limited (Materials, Construction Materials)	1,287	13,109
Deepak Nitrite Limited (Materials, Chemicals)	1,064	9,879

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

India (continued)
Divi’s Laboratories Limited (Health Care, Life Sciences Tools & Services)	8,473	$359,467
Dixon Technologies (India) Limited (Consumer Discretionary, Household Durables)	81	8,908
DLF Limited (Real Estate, Real Estate Management & Development)	13,010	27,988
Dr. Lal Pathlabs Limited (Health Care, Health Care Providers & Services) 144A	298	7,185
Dr. Reddy’s Laboratories Limited (Health Care, Pharmaceuticals)	4,547	263,446
Dr. Reddy’s Laboratories Limited ADR (Health Care, Pharmaceuticals)	1,251	72,771
Edelweiss Financial Services Limited (Financials, Capital Markets) †	9,982	10,856
Eicher Motors Limited (Consumer Discretionary, Automobiles)	1,860	52,863
Emami Limited (Consumer Staples, Personal Products)	2,888	14,005
Endurance Technologies Limited (Consumer Discretionary, Auto Components) 144A	467	6,974
Escorts Limited (Industrials, Machinery)	814	12,027
Exide Industries Limited (Consumer Discretionary, Auto Components)	5,673	12,643
Federal Bank Limited (Financials, Banks) †	26,949	20,246
Finolex Industries Limited (Materials, Chemicals)	887	6,090
Fortis Healthcare Limited (Health Care, Health Care Providers & Services) †	6,309	11,382
Gail India Limited (Utilities, Gas Utilities)	123,566	160,569
Galaxy Surfactants Limited (Materials, Chemicals)	216	5,122
Gillette India Limited (Consumer Staples, Personal Products)	70	5,163
GlaxoSmithKline Pharmaceuticals Limited (Health Care, Pharmaceuticals)	400	8,512
Glenmark Pharmaceuticals Limited (Health Care, Pharmaceuticals)	2,165	13,812
GMR Infrastructure Limited (Industrials, Transportation Infrastructure) †	27,730	8,872
Godrej Consumer Products Limited (Consumer Staples, Personal Products)	16,984	150,279
Godrej Industries Limited (Industrials, Industrial Conglomerates) †	3,682	21,982
Godrej Properties Limited (Real Estate, Real Estate Management & Development) †	1,354	16,799
Grasim Industries Limited (Materials, Construction Materials)	4,990	45,749
Grindwell Norton Limited (Industrials, Machinery)	799	5,478
Gujarat Gas Limited (Utilities, Gas Utilities)	3,107	13,737
Gujarat State Petronet Limited (Utilities, Gas Utilities)	4,513	12,480
Hatsun Agro Products Limited (Consumer Staples, Food Products)	851	8,618
Havells India Limited (Industrials, Electrical Equipment)	19,489	162,979
HCL Technologies Limited (Information Technology, IT Services)	33,278	313,939
HDFC Asset Management Company Limited (Financials, Capital Markets) 144A	4,267	139,759
HDFC Bank Limited (Financials, Banks) †	51,281	777,392
HDFC Life Insurance Company Limited (Financials, Insurance) †	21,938	171,314
Hemisphere Properties India Limited (Real Estate, Real Estate Management & Development) †(a)‡	5,373	12,176
Hero Motorcorp Limited (Consumer Discretionary, Automobiles)	4,550	185,817
Hexaware Technologies Limited (Information Technology, IT Services)	1,523	8,202
Hindalco Industries Limited (Materials, Metals & Mining)	123,713	311,352
Hindustan Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	118,077	323,315
Hindustan Unilever Limited (Consumer Staples, Household Products)	21,776	626,396
Hindustan Zinc Limited (Materials, Metals & Mining)	2,210	6,803
Honeywell Automation India Limited (Information Technology, Electronic Equipment, Instruments & Components)	28	12,410
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	40,028	996,574
ICICI Bank Limited (Financials, Banks) †	166,525	892,718
ICICI Lombard General Insurance Company Limited (Financials, Insurance) 144A	5,039	86,031
ICICI Prudential Life Insurance Company Limited (Financials, Insurance) 144A	4,443	25,511
Idea Cellular Limited (Communication Services, Wireless Telecommunication Services) †	188,925	26,180
IDFC Bank Limited (Financials, Banks) †	27,732	12,056
IIFL Wealth Management Limited (Financials, Diversified Financial Services)	876	12,181
Indiabulls Housing Finance Limited (Financials, Thrifts & Mortgage Finance)	3,701	10,468
Indiabulls Ventures Limited (Financials, Capital Markets)	4,172	11,152
IndiaMART InterMESH Limited (Industrials, Trading Companies & Distributors) 144A	190	9,514
Indian Energy Exchange Limited (Financials, Capital Markets)	2,761	7,234
Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,377	14,619
Indian Oil Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	84,396	98,376
Indraprastha Gas Limited (Utilities, Gas Utilities)	14,184	76,010

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  17

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

India (continued)
Info Edge India Limited (Communication Services, Interactive Media & Services)	3,419	$151,594
Infosys Limited (Information Technology, IT Services)	103,163	1,301,459
Infosys Limited ADR (Information Technology, IT Services)	6,535	82,341
Interglobe Aviation Limited (Industrials, Airlines)	1,054	17,171
Ipca Laboratories Limited (Health Care, Pharmaceuticals)	1,061	27,208
ITC Limited (Consumer Staples, Tobacco)	138,146	358,655
J. B. Chemicals & Pharmaceuticals Pvt Limited (Health Care, Pharmaceuticals)	546	5,714
Jindal Steel & Power Limited (Materials, Metals & Mining) †	6,116	17,042
JK Cement Limited (Materials, Construction Materials)	431	8,722
JM Financial Limited (Financials, Capital Markets)	4,678	5,189
JSW Steel Limited (Materials, Metals & Mining)	24,923	91,352
Jubilant Foodworks Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,007	28,688
Jubilant Organosys Limited (Health Care, Pharmaceuticals)	1,234	13,131
Jyothy Laboratories Limited (Consumer Staples, Household Products)	2,137	4,127
Kajaria Ceramics Limited (Industrials, Building Products)	1,490	8,829
Kansai Nerolac Paints Limited (Materials, Chemicals)	1,893	12,288
KEC International Limited (Industrials, Construction & Engineering)	1,771	7,750
Kotak Mahindra Bank Limited (Financials, Banks) †	15,730	299,470
KRBL Limited (Consumer Staples, Food Products)	2,497	8,886
L&T Finance Holdings Limited (Financials, Diversified Financial Services)	8,462	7,708
L&T Technology Services Limited (Industrials, Professional Services) 144A	337	7,166
Larsen & Toubro Infotech Limited (Information Technology, IT Services) 144A	584	19,504
Larsen & Toubro Limited (Industrials, Construction & Engineering)	13,002	166,916
Laurus Labs Limited (Health Care, Pharmaceuticals) 144A	825	12,702
LIC Housing Finance Limited (Financials, Thrifts & Mortgage Finance)	19,503	79,832
Lupin Limited (Health Care, Pharmaceuticals)	3,329	41,950
Mahanagar Gas Limited (Utilities, Gas Utilities)	759	9,817
Mahindra & Mahindra Financial Services Limited (Financials, Consumer Finance) †	5,264	9,633
Mahindra & Mahindra Limited (Consumer Discretionary, Automobiles)	27,887	229,931
Manappuram Finance Limited (Financials, Consumer Finance)	5,452	10,962
Marico Limited (Consumer Staples, Personal Products)	16,470	82,543
Maruti Suzuki India Limited (Consumer Discretionary, Automobiles)	3,329	309,346
Max Financial Services Limited (Financials, Insurance) †	2,212	17,708
Metropolis Healthcare Limited (Health Care, Health Care Providers & Services) 144A	232	5,795
Minda Industries Limited (Consumer Discretionary, Auto Components)	1,259	5,815
Mindtree Limited (Information Technology, IT Services)	826	12,969
Motherson Sumi Systems Limited (Consumer Discretionary, Auto Components)	67,437	100,504
Motilal Oswal Financial Services Limited (Financials, Capital Markets)	487	4,525
Mphasis Limited (Information Technology, IT Services)	1,108	16,612
MRF Limited (Consumer Discretionary, Auto Components)	44	34,663
Multi Commodity Exchange of India Limited (Financials, Capital Markets)	493	10,706
Muthoot Finance Limited (Financials, Consumer Finance)	2,168	33,776
Natco Pharma Limited (Health Care, Pharmaceuticals)	1,369	13,981
National Aluminum Company Limited (Materials, Metals & Mining)	5,846	2,847
Navin Fluorine International Limited (Materials, Chemicals)	464	12,305
Nestle India Limited (Consumer Staples, Food Products)	2,175	471,287
NHPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	25,255	7,428
NIIT Technologies Limited (Information Technology, IT Services)	239	6,247
NMDC Limited (Materials, Metals & Mining)	7,021	9,267
NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	125,980	164,990
Oberoi Realty Limited (Real Estate, Real Estate Management & Development)	1,599	8,470
Oil & Natural Gas Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	131,831	146,772
Oil India Limited (Energy, Oil, Gas & Consumable Fuels)	13,930	17,931
Oracle Financials Services Limited (Information Technology, Software)	307	12,648
Orient Electric Limited (Industrials, Electrical Equipment)	2,402	6,520
Page Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	593	152,970
Persistent Systems Limited (Information Technology, IT Services)	696	9,061

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

India (continued)
Petronet LNG Limited (Energy, Oil, Gas & Consumable Fuels)	53,917	$176,055
Pfizer Limited (Health Care, Pharmaceuticals)	206	12,863
Phoenix Mills Limited (Real Estate, Real Estate Management & Development)	1,022	8,953
PI Industries Limited (Materials, Chemicals)	743	18,558
Pidilite Industries Limited (Materials, Chemicals)	3,678	70,095
Piramal Enterprises Limited (Health Care, Pharmaceuticals)	1,569	29,145
Polycab India Limited (Industrials, Electrical Equipment)	807	9,789
Power Finance Corporation Limited (Financials, Diversified Financial Services)	12,026	15,366
Power Grid Corporation of India Limited (Utilities, Electric Utilities)	29,515	71,755
Prestige Estates Projects Limited (Real Estate, Real Estate Management & Development)	2,610	8,790
Procter & Gamble Health Limited (Health Care, Pharmaceuticals) †	106	6,908
Procter & Gamble Hygiene & Healthcare Limited (Consumer Staples, Personal Products)	113	15,332
Punjab National Bank (Financials, Banks) †	38,420	18,295
PVR Limited (Communication Services, Entertainment)	401	7,145
Rajesh Exports Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,211	7,345
Ratnamani Metals & Tubes Limited (Materials, Metals & Mining)	539	8,625
RBL Bank Limited (Financials, Banks) 144A	5,860	15,600
REC Limited (Financials, Diversified Financial Services)	11,736	16,925
Relaxo Footwears Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,697	15,110
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	80,302	2,269,937
Reliance Nippon Life Asset Management Limited (Financials, Diversified Financial Services)	2,029	7,514
Sanofi India Limited (Health Care, Pharmaceuticals)	117	13,063
SBI Life Insurance Company Limited (Financials, Insurance) 144A†	4,501	50,616
Schaeffler India Limited (Industrials, Machinery)	107	5,766
Shree Cement Limited (Materials, Construction Materials)	228	62,827
Shriram Transport Finance Company Limited (Financials, Consumer Finance)	18,603	177,532
Siemens India Limited (Industrials, Industrial Conglomerates)	862	13,583
SKF India Limited (Industrials, Machinery)	359	7,928
Solar Industries India Limited (Materials, Chemicals)	338	5,155
SRF Limited (Materials, Chemicals)	317	17,459
State Bank of India (Financials, Banks) †	93,726	269,944
Strides Shasun Limited (Health Care, Pharmaceuticals)	966	7,929
Sun Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	31,268	220,999
Sun TV Network Limited (Communication Services, Media)	923	5,675
Sundaram Finance Limited (Financials, Consumer Finance)	1,529	33,466
Sundram Fasteners Limited (Consumer Discretionary, Auto Components)	1,508	9,235
Supreme Industries Limited (Materials, Chemicals)	857	15,565
Syngene International Limited (Health Care, Life Sciences Tools & Services) 144A†	1,526	9,831
Tata Chemicals Limited (Materials, Chemicals)	2,006	8,516
Tata Communications Limited (Communication Services, Diversified Telecommunication Services)	5,374	63,565
Tata Consultancy Services Limited (Information Technology, IT Services)	28,897	886,156
Tata Elxsi Limited (Information Technology, Software)	520	7,593
Tata Motors Limited (Consumer Discretionary, Automobiles) †	22,086	42,967
Tata Power Company Limited (Utilities, Electric Utilities)	16,608	13,256
Tata Steel Limited (Materials, Metals & Mining)	8,105	45,476
Tata Tea Limited (Consumer Staples, Food Products)	9,809	70,941
Tech Mahindra Limited (Information Technology, IT Services)	21,496	216,398
The Great Eastern Shipping Company Limited (Energy, Oil, Gas & Consumable Fuels)	2,051	7,087
The Ramco Cements Limited (Materials, Construction Materials)	1,924	18,115
Thermax India Limited (Industrials, Machinery)	658	6,835
Titan Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,160	77,147
Torrent Pharmaceuticals Limited (Health Care, Pharmaceuticals)	3,643	131,729
Torrent Power Limited (Utilities, Electric Utilities)	1,833	8,290
Trent Limited (Consumer Discretionary, Multiline Retail)	2,836	24,628
TTK Prestige Limited (Consumer Discretionary, Household Durables)	74	5,722
Tube Investments of India Limited (Consumer Discretionary, Auto Components)	1,654	14,559
TVS Motor Company Limited (Consumer Discretionary, Automobiles)	2,187	12,861

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  19

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

India (continued)
Ultra Tech Cement Limited (Materials, Construction Materials)	1,615	$85,653
United Breweries Limited (Consumer Staples, Beverages)	1,093	15,007
United Spirits Limited (Consumer Staples, Beverages) †	4,052	30,092
UPL Limited (Materials, Chemicals)	6,433	44,218
V-Guard Industries Limited (Industrials, Electrical Equipment)	2,540	5,773
Varun Beverages Limited (Consumer Staples, Beverages)	1,346	13,459
Vedanta Limited (Materials, Metals & Mining)	134,786	235,577
Vinati Organics Limited (Materials, Chemicals)	346	4,736
Voltas Limited (Industrials, Construction & Engineering)	2,910	25,094
Wabco India Limited (Consumer Discretionary, Auto Components)	55	5,211
Whirlpool of India Limited (Consumer Discretionary, Household Durables)	362	10,433
Wipro Limited (Information Technology, IT Services)	42,166	155,414
Yes Bank Limited (Financials, Banks) †	163,898	31,952
Zee Entertainment Enterprises Limited (Communication Services, Media) †	15,354	42,459

		21,244,103

Indonesia: 1.18%
PT Ace Hardware Incorporated Indonesia Tbk (Consumer Discretionary, Specialty Retail)	76,434	8,109
PT Adaro Energy Tbk (Energy, Oil, Gas & Consumable Fuels)	3,370,800	251,146
PT Aneka Tambang Tbk (Materials, Metals & Mining)	27,900	1,571
PT Astra International Tbk (Consumer Discretionary, Automobiles)	418,600	146,600
PT Asuransi Kresna Mitra Tbk (Financials, Insurance) †	10,900	853
PT Bank Central Asia Tbk (Financials, Banks)	222,800	480,024
PT Bank Mandiri Persero Tbk (Financials, Banks)	233,500	95,404
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	300,200	105,134
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	992,200	239,150
PT Bank Tabungan Pensiunan Nasional Syariah Tbk (Financials, Banks)	27,500	7,365
PT Bank Tabungan Pensiunan Nasional Tbk (Financials, Banks) †	102,171	16,628
PT Barito Pacific Tbk (Materials, Chemicals) †	316,700	18,268
PT Bayan Resources Group Tbk (Energy, Oil, Gas & Consumable Fuels) †	1,275	1,125
PT Bumi Serpong Damai Tbk (Real Estate, Real Estate Management & Development) †	115,734	6,159
PT Charoen Pokphand Indonesia Tbk (Consumer Staples, Food Products)	217,800	94,224
PT Ciputra Development Tbk (Real Estate, Real Estate Management & Development)	95,767	5,064
PT Gudang Garam Tbk (Consumer Staples, Tobacco) †	24,400	79,588
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	103,500	11,727
PT Hanson International Tbk (Real Estate, Real Estate Management & Development) †‡	10,045,000	34,489
PT Indah Kiat Pulp and Paper Corporation Tbk (Materials, Paper & Forest Products)	23,200	14,816
PT Indocement Tunggal Prakarsa Tbk (Materials, Construction Materials)	23,267	18,973
PT Indofood CBP Sukses Makmur Tbk (Consumer Staples, Food Products)	26,367	18,513
PT Indofood Sukses Makmur Tbk (Consumer Staples, Food Products)	393,200	205,882
PT International Nickel Indonesia Tbk (Materials, Metals & Mining) †	16,700	4,346
PT Jasa Marga (Persero) Tbk (Industrials, Transportation Infrastructure)	25,167	6,757
PT Kalbe Farma Tbk (Health Care, Pharmaceuticals)	237,534	25,772
PT Mayora Indah Tbk (Consumer Staples, Food Products)	39,496	6,374
PT Media Nusantara Citra Tbk (Communication Services, Media) †	70,267	4,294
PT Merdeka Copper Gold Tbk (Materials, Metals & Mining) †	93,667	11,192
PT Mitra Adiperkasa Tbk (Consumer Discretionary, Multiline Retail) †	94,900	4,431
PT Mitra Keluarga Karyasehat Tbk (Health Care, Health Care Providers & Services)	61,367	9,987
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	119,500	10,299
PT Pollux Properti Indonesia Tbk (Real Estate, Real Estate Management & Development) †	19,561	4,876
PT Sarana Menara Nusantara Tbk (Communication Services, Diversified Telecommunication Services)	295,800	21,023
PT Semen Gresik Persero Tbk (Materials, Construction Materials)	37,200	26,950
PT Sumber Alfaria Trijaya Tbk (Consumer Staples, Food & Staples Retailing)	248,848	12,218
PT Summarecon Agung Tbk (Real Estate, Real Estate Management & Development) †	112,034	4,962
PT Surya Citra Media Tbk (Communication Services, Media)	54,834	4,669
PT Tambang Batubara Bukit Asam Tbk (Energy, Oil, Gas & Consumable Fuels)	56,434	7,906

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Indonesia (continued)
PT Telekomunikasi Indonesia Persero Tbk (Communication Services, Diversified Telecommunication Services)	1,018,900	$200,107
PT Tower Bersama Infrastructure Tbk (Communication Services, Diversified Telecommunication Services)	125,934	11,285
PT Transcoal Pacific Tbk (Industrials, Marine)	15,367	4,569
PT Ultrajaya Milk Industry & Trading Company Tbk (Consumer Staples, Food Products)	40,833	4,977
PT Unilever Indonesia Tbk (Consumer Staples, Household Products)	68,834	38,878
PT United Tractors Tbk (Energy, Oil, Gas & Consumable Fuels)	87,300	137,882
PT XL Axiata Tbk (Communication Services, Wireless Telecommunication Services)	257,650	43,170

		2,467,736

Luxembourg: 0.02%
Globant SA (Information Technology, Software) †	259	45,993

Malaysia: 2.22%
AFFIN Bank Bhd (Financials, Banks)	26,067	9,305
AirAsia Bhd (Industrials, Airlines) †	27,167	4,293
Alliance Financial Group Bhd (Financials, Banks)	16,567	8,705
AMMB Holdings Bhd (Financials, Banks)	257,700	180,577
Asiatic Development Bhd (Consumer Staples, Food Products)	5,000	11,859
Astro Malaysia Holdings Bhd (Communication Services, Media)	17,834	3,296
Axiata Group Bhd (Communication Services, Wireless Telecommunication Services)	94,000	67,811
Axis Real Estate Investment Trust REIT (Real Estate, Equity REITs)	13,600	7,085
Batu Kawan Bhd (Materials, Chemicals)	2,565	9,267
Berjaya Sports Toto Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	11,200	5,618
Boustead Holdings Bhd (Industrials, Industrial Conglomerates) †	37,800	6,343
British American Tobacco Malaysia Bhd (Consumer Staples, Tobacco)	2,067	5,062
Bursa Malaysia Bhd (Financials, Capital Markets)	5,734	13,312
Carlsberg Brewery Malaysia Bhd (Consumer Staples, Beverages)	70,400	368,554
CIMB Group Holdings Bhd (Financials, Banks)	169,000	133,789
Dialog Group Bhd (Energy, Energy Equipment & Services)	59,834	51,476
Digi.com Bhd (Communication Services, Wireless Telecommunication Services)	29,300	27,745
Felda Global Ventures Holdings Bhd (Consumer Staples, Food Products)	24,267	7,138
Fraser & Neave Holdings Bhd (Consumer Staples, Beverages)	5,567	40,883
Gamuda Bhd (Industrials, Construction & Engineering)	268,200	218,739
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	85,700	72,211
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	164,050	89,803
HAP Seng Consolidated Bhd (Industrials, Industrial Conglomerates)	8,800	15,194
Hartalega Holdings Bhd (Health Care, Health Care Equipment & Supplies)	28,800	114,387
Heineken Malaysia Bhd (Consumer Staples, Beverages)	2,234	11,025
Hong Leong Bank Bhd (Financials, Banks)	20,000	67,239
Hong Leong Financial Group Bhd (Financials, Banks)	15,167	44,987
IGB REIT Bhd (Real Estate, Equity REITs)	16,867	7,491
IHH Healthcare Bhd (Health Care, Health Care Providers & Services)	31,000	39,884
IJM Corporation Bhd (Industrials, Construction & Engineering)	32,867	9,455
Inari Amertron Bhd (Information Technology, Electronic Equipment, Instruments & Components)	25,734	13,949
IOI Corporation Bhd (Consumer Staples, Food Products)	123,100	131,584
IOI Properties Group Bhd (Real Estate, Real Estate Management & Development)	20,900	4,563
Kossan Rubber Industries Bhd (Health Care, Health Care Equipment & Supplies)	5,334	20,521
Kuala Lumpur Kepong Bhd (Consumer Staples, Food Products)	4,434	23,945
LPI Capital Bhd (Financials, Insurance)	1,986	6,513
Magnum Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,034	6,973
Malayan Banking Bhd (Financials, Banks)	159,800	280,986
Malaysia Airports Holdings Bhd (Industrials, Transportation Infrastructure)	12,867	15,743
Malaysia Building Society Bhd (Financials, Thrifts & Mortgage Finance)	48,434	6,742
Maxis Bhd (Communication Services, Wireless Telecommunication Services)	58,600	70,276

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  21

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Malaysia (continued)
Mega First Corporation Bhd (Utilities, Independent Power & Renewable Electricity Producers)	4,600	$8,572
MISC Bhd (Industrials, Marine)	145,800	265,921
MyEG Services Bhd (Information Technology, IT Services) †	32,567	11,647
Nestle Malaysia Bhd (Consumer Staples, Food Products)	3,200	106,797
Oriental Holdings Bhd (Consumer Discretionary, Automobiles)	3,916	4,928
Pentamaster Corporation Bhd (Industrials, Machinery)	7,401	8,461
Petronas Chemicals Group Bhd (Materials, Chemicals)	58,650	76,792
Petronas Dagangan Bhd (Energy, Oil, Gas & Consumable Fuels)	17,100	84,392
Petronas Gas Bhd (Utilities, Gas Utilities)	29,600	117,215
PPB Group Bhd (Consumer Staples, Food Products)	14,867	64,104
Press Metal Bhd (Materials, Metals & Mining)	47,767	59,691
Public Bank Bhd (Financials, Banks)	35,400	139,472
Ql Resources Bhd (Consumer Staples, Food Products)	65,960	151,626
RHB Bank Bhd (Financials, Banks)	220,300	241,867
Scientex Bhd (Materials, Chemicals)	3,467	7,825
Serba Dinamik Holdings Bhd (Energy, Energy Equipment & Services)	24,784	10,740
Sime Darby Bhd (Industrials, Industrial Conglomerates)	302,500	158,743
Sime Darby Plantation Bhd (Consumer Staples, Food Products)	28,500	34,886
Sime Darby Property Bhd (Real Estate, Real Estate Management & Development)	34,234	5,373
Sunway Bhd (Real Estate, Real Estate Management & Development)	21,617	7,262
Sunway REIT Bhd (Real Estate, Equity REITs)	11,100	4,259
Supermax Corporation Berhad (Health Care, Health Care Equipment & Supplies) †	6,300	33,561
Telecom Malaysia Bhd (Communication Services, Diversified Telecommunication Services)	253,700	252,341
Tenaga Nasional Bhd (Utilities, Electric Utilities)	30,267	78,790
TIME dotCom Bhd (Communication Services, Diversified Telecommunication Services)	4,367	12,108
Top Glove Corporation Bhd (Health Care, Health Care Equipment & Supplies)	37,750	238,431
United Plantations Bhd (Consumer Staples, Food Products)	2,425	8,313
Vitrox Corporation Bhd (Information Technology, Semiconductors & Semiconductor Equipment)	2,200	6,391
VS Industry Bhd (Information Technology, Electronic Equipment, Instruments & Components)	17,892	8,066
Westports Holdings Bhd (Industrials, Transportation Infrastructure)	201,400	175,785
Yinson Holdings Bhd (Energy, Energy Equipment & Services)	13,367	20,268
YTL Corporation Bhd (Utilities, Multi-Utilities)	65,588	10,527
YTL Power International Bhd (Utilities, Multi-Utilities)	20,334	3,365

		4,652,847

Mexico: 1.56%
Alfa SAB de CV Class A (Industrials, Industrial Conglomerates)	339,400	218,387
Alsea SAB de CV (Consumer Discretionary, Hotels, Restaurants & Leisure) †	7,792	8,080
America Movil SAB de CV Series L (Communication Services, Wireless Telecommunication Services)	1,127,023	685,011
Arca Continental SAB de CV (Consumer Staples, Beverages)	10,723	48,744
Banco del Bajio SA (Financials, Banks) 144A†	18,067	14,449
Banco Santander Mexico SA (Financials, Banks)	9,826	6,264
Becle SAB de CV ADR (Consumer Staples, Beverages)	8,367	16,037
Cemex SAB de CV ADR (Materials, Construction Materials)	21,532	69,118
CFE Capital S de RL de CV (Utilities, Electric Utilities)	10,993	12,394
Coca-Cola Femsa SAB de CV (Consumer Staples, Beverages)	39,228	163,226
Controladora Vuela Compania de Aviacion SAB de CV Class A (Industrials, Airlines) †	8,600	6,917
Corporacion Inmobiliaria Vesta SAB de CV (Real Estate, Real Estate Management & Development)	6,934	10,299
El Puerto de Liverpool SAB de CV (Consumer Discretionary, Multiline Retail)	2,945	7,758
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	50,218	39,289
Fomento Economico Mexicano SAB de CV (Consumer Staples, Beverages)	30,310	176,275
Genomma Lab Internacional SAB de CV Class B (Health Care, Pharmaceuticals) †	10,698	11,269
Gentera SAB de CV (Financials, Consumer Finance) †	18,750	6,144
GMexico Transportes SAB de CV (Industrials, Road & Rail) 144A	8,100	10,328
Gruma SAB de CV Class B (Consumer Staples, Food Products)	14,570	172,121
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure) †	4,937	22,609

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	12,315	$95,776
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation Infrastructure) †	5,468	62,099
Grupo Carso SAB de CV (Industrials, Industrial Conglomerates)	6,634	13,218
Grupo Cementos de Chihuahua SAB de CV (Materials, Construction Materials)	2,534	11,422
Grupo Comercial Chedraui SAB de CV (Consumer Staples, Food & Staples Retailing)	5,782	6,643
Grupo Elektra SAB de CV (Financials, Banks)	860	47,356
Grupo Financiero Banorte SAB de CV (Financials, Banks) †	121,900	418,923
Grupo Financiero Inbursa SAB de CV (Financials, Banks) †	167,200	122,256
Grupo Lala SAB de CV (Consumer Staples, Food Products)	10,123	6,393
Grupo Mexico SAB de CV Series B (Materials, Metals & Mining)	110,900	295,977
Grupo Televisa SAB ADR (Communication Services, Media) †	5,851	36,393
Industrias Bachoco SAB de CV Series B (Consumer Staples, Food Products)	2,919	9,232
Industrias CH SAB de CV Series B (Materials, Metals & Mining)	234	877
Industrias Penoles SAB de CV (Materials, Metals & Mining)	1,462	24,187
Infraestructura Energetica Nova SAB de CV (Utilities, Gas Utilities)	6,934	20,157
Macquarie Mexico Real Estate Management SA de CV (Real Estate, Equity REITs) 144A	11,002	12,801
Megacable Holdings SAB de CV (Communication Services, Media)	20,000	57,764
Orbia Advance Corporation SAB de CV (Materials, Chemicals)	12,808	20,580
PLA Administradora Industrial S de RL de CV (Real Estate, Equity REITs)	10,302	13,277
Prologis Property Mexico SA de CV (Real Estate, Equity REITs)	7,298	14,508
Promotora y Operadora de Infraestructura SAB de CV (Industrials, Transportation Infrastructure) †	3,262	24,153
Regional SAB de CV (Financials, Banks) †	3,600	8,999
Telesites SAB de CV (Communication Services, Diversified Telecommunication Services) †	39,500	29,604
Walmart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	90,739	217,289

		3,274,603

Netherlands: 0.02%
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing)	1,321	48,409

Philippines: 1.14%
Aboitiz Equity Ventures Incorporated (Industrials, Industrial Conglomerates)	28,934	28,659
Aboitiz Power Corporation (Utilities, Independent Power & Renewable Electricity Producers)	102,300	56,261
Alliance Global Group Incorporated (Industrials, Industrial Conglomerates) †	88,100	11,221
Ayala Corporation (Industrials, Industrial Conglomerates)	3,804	57,527
Ayala Land Incorporated (Real Estate, Real Estate Management & Development)	100,704	59,713
Bank of the Philippine Islands (Financials, Banks)	83,300	115,271
BDO Unibank Incorporated (Financials, Banks)	28,410	50,386
Bloomberry Resorts Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	50,767	6,407
Century Pacific Food Incorporated (Consumer Staples, Food Products)	18,200	6,085
China Banking Corporation (Financials, Banks)	22,806	9,689
Cosco Capital Incorporated (Consumer Staples, Food & Staples Retailing)	53,063	5,259
DMCI Holdings Incorporated (Industrials, Industrial Conglomerates)	47,100	3,886
Energy Development Corporation (Utilities, Independent Power & Renewable Electricity Producers) †(a)‡	231,800	32,845
First Gen Corporation (Utilities, Independent Power & Renewable Electricity Producers)	15,200	7,625
Globe Telecom Incorporated (Communication Services, Wireless Telecommunication Services)	6,980	300,317
Golden Bria Holdings Incorporated (Consumer Discretionary, Diversified Consumer Services) †	3,382	20,856
GT Capital Holdings Incorporated (Industrials, Industrial Conglomerates)	15,103	124,522
International Container Term Services Incorporated (Industrials, Transportation Infrastructure)	22,147	47,880
JG Summit Holdings (Industrials, Industrial Conglomerates)	55,607	73,413
Jollibee Foods Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,987	25,006
LT Group Incorporated (Industrials, Industrial Conglomerates)	38,188	6,641
Manila Electric Company (Utilities, Electric Utilities)	3,340	18,523
Megaworld Corporation (Real Estate, Real Estate Management & Development) †	166,467	9,982
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	3,384,100	234,511
Metropolitan Bank & Trust Company (Financials, Banks)	112,077	77,411
Philippine National Bank (Financials, Banks) †	19,474	7,896
PLDT Incorporated (Communication Services, Wireless Telecommunication Services)	10,710	323,837

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  23

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Philippines (continued)
Puregold Price Club Incorporated (Consumer Staples, Food & Staples Retailing)	189,210	$210,551
Rizal Commercial Banking (Financials, Banks)	12,967	4,313
Robinsons Land Company (Real Estate, Real Estate Management & Development)	27,300	8,229
Robinsons Retail Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	7,834	11,317
San Miguel Corporation (Industrials, Industrial Conglomerates)	5,640	11,796
San Miguel Food & Beverage Incorporated (Consumer Staples, Food Products)	64,157	90,916
Security Bank Corporation (Financials, Banks)	7,364	14,760
Semirara Mining & Power Corporation (Energy, Oil, Gas & Consumable Fuels)	28,200	5,476
SM Investments Corporation (Industrials, Industrial Conglomerates)	8,556	150,044
SM Prime Holdings Incorporated (Real Estate, Real Estate Management & Development)	194,967	117,399
Universal Robina Corporation (Consumer Staples, Food Products)	13,064	37,049
Wilcon Depot Incorporated (Consumer Discretionary, Specialty Retail)	10,334	3,448

		2,386,927

Poland: 0.55%
Bank Pekao SA (Financials, Banks) †	3,299	46,848
Bank Zachodni WBK SA (Financials, Banks) †	1,371	56,398
CD Projekt SA (Communication Services, Entertainment) †	1,569	186,811
Cyfrowy Polsat SA (Consumer Discretionary, Media) †	1,644	12,838
Dino Polska SA (Consumer Staples, Food & Staples Retailing) †	3,190	193,675
Grupa Lotos SA (Energy, Oil, Gas & Consumable Fuels)	14,173	155,703
KGHM Polska Miedz SA (Materials, Metals & Mining) †	5,884	218,639
Orange Polska SA (Communication Services, Diversified Telecommunication Services) †	34,829	68,326
Polski Koncern Naftowy Orlen SA (Energy, Oil, Gas & Consumable Fuels)	11,076	152,295
Polskie Gornictwo Naftowe Gazownictwo SA (Energy, Oil, Gas & Consumable Fuels)	29,908	41,660
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	2,779	20,502

		1,153,695

Russia: 3.01%
Aeroflot PJSC (Industrials, Airlines) †	7,283	7,884
Alrosa PJSC (Materials, Metals & Mining)	38,110	34,024
Credit Bank of Moscow PJSC (Financials, Banks) †	167,734	13,431
Detsky Mir PJSC (Consumer Discretionary, Multiline Retail)	6,007	9,341
Federal Grid Company Unified Energy System PJSC (Utilities, Electric Utilities)	3,206,667	8,521
Gazprom Neft PJSC (Energy, Oil, Gas & Consumable Fuels)	606	2,595
Gazprom PJSC (Energy, Oil, Gas & Consumable Fuels)	295,260	721,085
Inter Rao Ues PJSC (Utilities, Electric Utilities)	3,270,002	228,522
LSR Group PJSC (Real Estate, Real Estate Management & Development)	655	6,924
Lukoil PJSC (Energy, Oil, Gas & Consumable Fuels)	16,589	1,114,742
Magnit PJSC (Consumer Staples, Food & Staples Retailing)	1,223	73,424
Magnitogorsk Iron & Steel Works PJSC (Materials, Metals & Mining)	329,000	167,537
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	2,671	695,006
Mobile TeleSystems PJSC (Communication Services, Wireless Telecommunication Services)	12,088	55,387
Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)	16,602	154,731
Moscow Exchange MICEX-RTS PJSC (Financials, Capital Markets)	28,685	52,996
Nizhnekamskneftekhim PJSC (Materials, Chemicals)	12,698	15,694
Novatek PJSC (Energy, Oil, Gas & Consumable Fuels)	19,813	296,369
Novolipetsk Steel PJSC (Materials, Metals & Mining)	115,610	242,294
Novorossiysk Commercial Sea Port PJSC (Industrials, Transportation Infrastructure)	73,234	8,770
PhosAgro PJSC (Materials, Chemicals)	585	22,098
PhosAgro PJSC GDR (Materials, Chemicals) 144A	870	10,296
PIK Group PJSC (Real Estate, Real Estate Management & Development) †	3,544	24,071
Polyus PJSC (Materials, Metals & Mining)	1,476	359,622
Rosgosstrakh PJSC (Financials, Insurance) †	9,149,167	18,453
Rosneft Oil Company PJSC (Energy, Oil, Gas & Consumable Fuels)	41,490	208,759
Rostelecom PJSC (Communication Services, Diversified Telecommunication Services)	13,667	17,700

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Russia (continued)
Rushydro PJSC (Utilities, Electric Utilities) †	1,760,000	$17,291
RussNeft PJSC (Energy, Oil, Gas & Consumable Fuels) †	1,614	9,914
Safmar Financial Investment PJSC (Financials, Consumer Finance) †	674	4,806
Sberbank of Russia PJSC (Financials, Banks) †	345,040	1,052,972
Severstal PJSC (Materials, Metals & Mining)	9,167	115,144
Sistema PJSFC (Communication Services, Wireless Telecommunication Services)	41,634	12,022
Surgutneftegas PJSC (Energy, Oil, Gas & Consumable Fuels)	415,200	205,771
Tatneft PJSC (Energy, Oil, Gas & Consumable Fuels)	41,908	309,589
Unipro PJSC (Utilities, Independent Power & Renewable Electricity Producers)	131,000	4,768
United Wagon PJSC (Industrials, Road & Rail) †	1,143	3,578
VTB Bank PJSC (Financials, Banks) †	17,390,000	8,353

		6,314,484

Singapore: 0.01%
BOC Aviation Limited (Industrials, Trading Companies & Distributors) 144A	2,434	18,105

South Africa: 2.54%
Absa Group Limited (Financials, Banks)	28,079	127,961
AECI Limited (Materials, Chemicals)	1,440	7,143
African Rainbow Minerals Limited (Materials, Metals & Mining)	994	12,481
Anglo American Platinum Limited (Materials, Metals & Mining)	2,222	165,710
Anglogold Ashanti Limited (Materials, Metals & Mining)	8,633	251,922
Aspen Pharmacare Holdings Limited (Health Care, Pharmaceuticals) †	22,728	182,173
Astral Foods Limited (Consumer Staples, Food Products)	772	6,070
Avi Limited (Consumer Staples, Food Products)	3,687	15,023
Barloworld Limited (Industrials, Trading Companies & Distributors)	2,642	9,320
Bid Corporation Limited (Consumer Staples, Food & Staples Retailing)	10,360	171,071
Capitec Bank Holdings Limited (Financials, Banks)	1,720	84,725
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	6,226	84,476
Coronation Fund Managers Limited (Financials, Capital Markets)	1,748	4,415
Dis-Chem Pharmacies Limited (Consumer Staples, Food & Staples Retailing)	5,311	5,721
Discovery Holdings Limited (Financials, Insurance)	4,911	35,064
Distell Group Holdings Limited (Consumer Staples, Beverages)	2,352	9,971
Equites Property Fund Limited (Real Estate, Equity REITs)	6,582	6,679
Exxaro Resources Limited (Energy, Oil, Gas & Consumable Fuels)	28,408	229,895
FirstRand Limited (Financials, Diversified Financial Services)	73,811	164,811
Fortress REIT Limited (Real Estate, Equity REITs)	14,768	10,977
Foschini Limited (Consumer Discretionary, Specialty Retail)	4,018	18,102
Gold Fields Limited (Materials, Metals & Mining)	19,251	248,791
Growthpoint Properties Limited (Real Estate, Equity REITs)	29,813	21,474
Harmony Gold Mining Company Limited (Materials, Metals & Mining) †	4,027	26,277
Impala Platinum Holdings Limited (Materials, Metals & Mining)	22,893	211,181
Imperial Holdings Limited (Consumer Discretionary, Distributors)	2,568	5,252
Investec Limited (Financials, Capital Markets)	3,857	7,154
Italtile Limited (Consumer Discretionary, Specialty Retail)	9,356	7,286
JSE Limited (Financials, Capital Markets)	979	6,850
KAP Industrial Holdings Limited (Industrials, Industrial Conglomerates)	34,901	5,662
Kumba Iron Ore Limited (Materials, Metals & Mining)	6,883	215,611
Liberty Holdings Limited (Financials, Insurance)	1,498	5,347
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	14,062	13,721
Momentum Metropolitan Holdings Limited (Financials, Insurance)	162,552	145,375
Mr Price Group Limited (Consumer Discretionary, Specialty Retail)	2,804	19,168
MTN Group Limited (Communication Services, Wireless Telecommunication Services)	14,636	52,729
MultiChoice Group Limited (Communication Services, Media) †	4,737	27,076
Naspers Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	7,401	1,350,310
Nedbank Group Limited (Financials, Banks)	11,680	66,140

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  25

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

South Africa (continued)
Netcare Limited (Health Care, Health Care Providers & Services)	13,217	$9,746
Northam Platinum Limited (Materials, Metals & Mining) †	12,914	121,931
Old Mutual Limited (Financials, Insurance)	56,091	37,027
Pepkor Holdings Limited (Consumer Discretionary, Household Durables)	14,537	8,319
Pick n Pay Stores Limited (Consumer Staples, Food & Staples Retailing)	62,707	154,370
PSG Group Limited (Financials, Diversified Financial Services)	2,114	5,612
Rand Merchant Investment Holdings Limited (Financials, Insurance)	86,814	154,000
Redefine Properties Limited (Real Estate, Equity REITs)	59,292	8,640
Remgro Limited (Financials, Diversified Financial Services)	5,648	29,294
Resilient REIT Limited (Real Estate, Equity REITs)	3,642	8,414
Reunert Limited (Industrials, Industrial Conglomerates)	2,516	4,631
RMB Holdings Limited (Financials, Diversified Financial Services)	34,406	2,497
Sanlam Limited (Financials, Insurance)	20,593	66,792
Santam Limited (Financials, Insurance)	402	5,805
Sappi Limited (Materials, Paper & Forest Products) †	6,579	8,651
Sasol Limited (Materials, Chemicals) †	5,663	46,293
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	5,672	36,974
Sibanye Stillwater Limited (Materials, Metals & Mining) †	54,901	166,116
SPAR Group Limited (Consumer Staples, Food & Staples Retailing)	7,072	67,444
Standard Bank Group Limited (Financials, Banks)	22,571	140,596
Super Group Limited (Consumer Staples, Food & Staples Retailing) †	4,993	5,314
The Bidvest Group Limited (Industrials, Industrial Conglomerates)	3,513	28,208
Tiger Brands Limited (Consumer Staples, Food Products)	3,818	38,837
Truworths International Limited (Consumer Discretionary, Specialty Retail)	5,222	9,365
Vodacom Group Limited (Communication Services, Wireless Telecommunication Services)	12,062	90,988
Vukile Property Fund Limited REIT (Real Estate, Equity REITs)	11,295	3,318
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	11,183	20,972

		5,319,268

South Korea: 10.88%
AfreecaTV Company Limited (Communication Services, Interactive Media & Services)	137	6,689
Alteogen Incorporated (Health Care, Biotechnology) †	280	49,263
Amorepacific Corporation (Consumer Staples, Personal Products)	544	76,936
Amorepacific Group (Consumer Staples, Personal Products)	462	19,835
Ananti Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) †	736	5,638
BGF Retail Company Limited (Consumer Staples, Food & Staples Retailing)	127	13,631
BH Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	318	5,434
BNK Financial Group Incorporated (Financials, Banks)	64,486	275,771
Bukwang Pharmaceutical Company (Health Care, Pharmaceuticals)	555	17,661
Cellivery Therapeutics Incorporated (Health Care, Life Sciences Tools & Services) †	81	16,283
Celltrion Healthcare Company Limited (Health Care, Health Care Providers & Services) †	1,356	114,265
Celltrion Incorporated (Health Care, Pharmaceuticals) †	2,175	543,796
Celltrion Pharm Incorporated (Health Care, Pharmaceuticals) †	201	18,799
Chabiotech Company Limited (Health Care, Health Care Providers & Services) †	543	9,942
Cheil Worldwide Incorporated (Communication Services, Media)	960	14,749
Chong Kun Dang Pharmaceutical Corporation (Health Care, Pharmaceuticals)	61	9,962
Chunbo Company Limited (Materials, Chemicals)	63	8,719
CJ Cheiljedang Corporation (Consumer Staples, Food Products)	96	32,892
CJ Corporation (Industrials, Industrial Conglomerates)	638	43,504
CJ ENM Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	1,361	135,997
CJ Korea Express Corporation (Industrials, Road & Rail) †	896	114,272
Com2us Corporation (Communication Services, Entertainment)	122	11,410
Cosmax Incorporated (Consumer Staples, Personal Products)	82	7,041
Coway Company Limited (Consumer Discretionary, Household Durables)	622	41,784
CrystalGenomics Incorporated (Health Care, Biotechnology) †	554	9,467
Daeduck Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	592	5,457

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

South Korea (continued)
Daelim Industrial Company Limited (Industrials, Construction & Engineering)	2,741	$200,516
Daesang Corporation (Consumer Staples, Food Products)	327	7,955
Daewoo Engineering & Construction Company Limited (Industrials, Construction & Engineering) †	71,095	176,256
Daewoo Shipbuilding & Marine Engineering Company Limited (Industrials, Machinery) †	1,494	27,858
Daewoong Company Limited (Health Care, Pharmaceuticals)	561	16,883
Daewoong Pharmaceutical Company (Health Care, Pharmaceuticals)	88	8,593
Daishin Securities Company Limited (Financials, Capital Markets)	109	941
Daou Technology Incorporated (Financials, Capital Markets)	259	4,241
DB HiTek Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	478	14,305
Dentium Company Limited (Health Care, Health Care Equipment & Supplies) †	110	3,468
DGB Financial Group Incorporated (Financials, Banks)	2,298	10,234
Dong-A ST Company Limited (Health Care, Pharmaceuticals)	81	6,451
Dongbu Insurance Company Limited (Financials, Insurance)	2,087	76,688
Dongjin Semichem Company Limited (Materials, Chemicals)	449	12,549
Dongkook Pharmaceutical Company Limited (Health Care, Pharmaceuticals) (a)	60	7,632
Dongsuh Company Incorporated (Consumer Staples, Food & Staples Retailing)	680	14,626
Doosan Bobcat Incorporated (Industrials, Machinery)	1,246	27,586
Doosan Corporation (Industrials, Industrial Conglomerates)	1	39
Doosan Fuel Cell Company Limited (Industrials, Electrical Equipment) †	450	15,759
Doosan Heavy Industries & Construction Company Limited (Industrials, Electrical Equipment) †	1,618	21,929
Doosan Infracore Company Limited (Industrials, Machinery) †	2,033	13,760
Doosan Solus Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	231	7,778
DoubleUGames Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	146	8,984
Douzone Bizon Company Limited (Information Technology, Software)	242	20,576
E-MART Incorporated (Consumer Staples, Food & Staples Retailing)	774	78,188
Ecopro BM Company Limited (Industrials, Electrical Equipment)	86	11,221
EO Technics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	92	8,697
F&F Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	104	8,449
Fila Korea Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	563	16,446
G-treeBNT Company Limited (Health Care, Biotechnology) †	259	6,530
GemVax & KAEL Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	338	6,317
Genexine Company Limited (Health Care, Biotechnology) †	226	34,207
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	406	4,050
Green Cross Corporation (Health Care, Biotechnology)	70	15,645
Green Cross Holdings Corporation (Health Care, Biotechnology)	438	10,140
GS Engineering & Construction Corporation (Industrials, Construction & Engineering)	6,185	128,605
GS Holdings Corporation (Energy, Oil, Gas & Consumable Fuels)	4,387	120,025
GS Home Shopping Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	51	5,023
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	4,922	136,527
Hana Financial Group Incorporated (Financials, Banks)	12,352	293,229
Hana Tour Service Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	185	5,980
Hanall Biopharma Company Limited (Health Care, Pharmaceuticals) †	486	14,135
Handsome Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	215	5,692
Hanjin Kal Corporation (Industrials, Airlines)	158	10,095
Hankook Tire Company Limited (Consumer Discretionary, Auto Components)	3,274	81,306
Hanmi Pharm Company Limited (Health Care, Pharmaceuticals)	72	18,577
Hanmi Science Company Limited (Health Care, Pharmaceuticals)	405	19,979
Hanon Systems (Consumer Discretionary, Auto Components)	1,740	18,896
Hansol Chemical Company Limited (Materials, Chemicals)	107	14,547
Hanssem Company Limited (Consumer Discretionary, Household Durables)	176	14,416
Hanwha Chem Corporation (Materials, Chemicals)	1,803	60,636
Hanwha Corporation (Industrials, Industrial Conglomerates)	3,683	85,262
Hanwha Life Insurance Company Limited (Financials, Insurance)	5,025	6,472
Hanwha Techwin Company Limited (Industrials, Aerospace & Defense) †	466	10,121
HDC Holdings Company Limited (Industrials, Construction & Engineering)	648	6,137

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  27

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

South Korea (continued)
HDC Hyundai Development Co-Engineering & Construction (Industrials, Construction & Engineering)	567	$10,978
Hite Jinro Company Limited (Consumer Staples, Beverages)	468	14,538
HLB Company Limited (Consumer Discretionary, Leisure Products) †	643	46,984
HLB Life Science Company Limited (Health Care, Health Care Providers & Services) †	479	7,278
Hotel Shilla Company Limited (Consumer Discretionary, Specialty Retail)	440	26,039
Hugel Incorporated (Health Care, Biotechnology) †	81	11,169
Hyosung Corporation (Materials, Chemicals)	100	5,640
Hyundai Department Store Company Limited (Consumer Discretionary, Multiline Retail)	4,279	193,436
Hyundai Elevator Company (Industrials, Machinery)	341	11,784
Hyundai Engineering & Construction Company Limited (Industrials, Construction & Engineering)	3,310	89,862
Hyundai Glovis Company Limited (Industrials, Air Freight & Logistics)	902	110,482
Hyundai Greenfood Company Limited (Consumer Staples, Food & Staples Retailing)	1,014	6,180
Hyundai Heavy Industries Company Limited (Industrials, Machinery)	137	26,064
Hyundai Home Shopping Network Corporation (Consumer Discretionary, Internet & Direct Marketing Retail)	109	5,992
Hyundai Marine & Fire Insurance Company Limited (Financials, Insurance)	8,706	161,969
Hyundai Merchant Marine Company Limited (Industrials, Marine) †	3,240	15,710
Hyundai Mipo Dockyard Company Limited (Industrials, Machinery)	349	9,034
Hyundai Mobis Company (Consumer Discretionary, Auto Components)	1,156	217,985
Hyundai Motor Company (Consumer Discretionary, Automobiles)	2,762	410,382
Hyundai Rotem Company (Industrials, Machinery) †	599	7,639
Hyundai Steel Company (Materials, Metals & Mining)	1,062	22,440
Hyundai Wia Corporation (Consumer Discretionary, Auto Components)	212	7,433
Iljin Materials Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	267	11,205
Ilyang Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	177	12,129
Industrial Bank of Korea (Financials, Banks)	2,310	15,732
Innocean Worldwide Incorporated (Communication Services, Media)	90	4,167
ITM Semiconductor Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	88	4,260
JB Financial Group Company Limited (Financials, Banks)	2,041	7,371
JYP Entertainment Corporation (Communication Services, Entertainment)	252	7,393
Kakao Corporation (Communication Services, Interactive Media & Services)	981	336,112
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,381	24,007
KB Financial Group Incorporated (Financials, Banks)	11,564	358,728
KEPCO Plant Service & Engineering Company Limited (Industrials, Commercial Services & Supplies)	235	5,500
Kia Motors Corporation (Consumer Discretionary, Automobiles)	5,260	187,968
Kiwoom Securities Company (Financials, Capital Markets)	127	11,653
KMW Company Limited (Information Technology, Communications Equipment) †	367	23,604
Koh Young Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	133	10,077
Kolmar Korea Company Limited (Consumer Staples, Personal Products)	105	4,048
Kolon Industries Incorporated (Materials, Chemicals)	222	5,980
Komipharm International Company (Health Care, Pharmaceuticals) †	593	7,713
Korea Aerospace Industries Limited (Industrials, Aerospace & Defense)	1,220	23,057
Korea Electric Power Corporation (Utilities, Electric Utilities) †	4,242	73,206
Korea Gas Corporation (Utilities, Gas Utilities)	661	13,132
Korea Investment Holdings Company Limited (Financials, Capital Markets)	2,926	150,007
Korea Petrochemical Industrial Company Limited (Materials, Chemicals)	63	6,258
Korea Reinsurance Company (Financials, Insurance)	1,291	7,977
Korea Shipbuilding & Offshore Engineering Company Limited (Industrials, Machinery) †	592	42,959
Korea Zinc Company Limited (Materials, Metals & Mining)	149	49,984
Korean Air Lines Company Limited (Industrials, Airlines) †	1,198	17,800
KT Corporation (Communication Services, Diversified Telecommunication Services)	3,207	64,523
KT&G Corporation (Consumer Staples, Tobacco)	2,898	202,731
Kuk-il Paper Manufacturing Company Limited (Materials, Paper & Forest Products) †	1,193	5,011
Kumho Petrochemical Company Limited (Materials, Chemicals)	3,841	324,960

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

South Korea (continued)
L&C BIO Company Limited (Health Care, Biotechnology)	64	$7,106
L&F Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	209	7,390
LEENO Industrial Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	125	13,364
LG Chem Limited (Materials, Chemicals)	972	605,506
LG Corporation (Industrials, Industrial Conglomerates)	2,975	207,116
LG Display Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	2,573	31,624
LG Electronics Incorporated (Consumer Discretionary, Household Durables)	3,119	221,079
LG Household & Health Care Limited (Consumer Staples, Personal Products)	234	290,161
LG Innotek Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,330	284,409
LG Uplus Corporation (Communication Services, Diversified Telecommunication Services)	12,790	128,664
Lotte Chemical Corporation (Materials, Chemicals)	590	94,120
Lotte Corporation (Industrials, Industrial Conglomerates)	974	24,598
LOTTE Fine Chemical Company Limited (Materials, Chemicals)	151	5,682
LOTTE REIT Company Limited (Real Estate, Equity REITs)	1,085	4,640
Lotte Shopping Company Limited (Consumer Discretionary, Multiline Retail)	129	8,253
Lotte Tour Development Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) †(a)	518	8,242
LS Corporation (Industrials, Electrical Equipment)	399	15,199
LS Industrial Systems Company Limited (Industrials, Electrical Equipment)	206	9,382
Mando Corporation (Consumer Discretionary, Auto Components)	390	10,309
Medipost Company Limited (Health Care, Health Care Providers & Services) †	193	4,671
Medy-Tox Incorporated (Health Care, Biotechnology)	40	8,408
Meritz Financial Group Incorporated (Financials, Diversified Financial Services)	448	3,481
Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	554	5,946
Meritz Securities Company Limited (Financials, Capital Markets)	3,206	8,650
Mezzion Pharma Company Limited (Health Care, Pharmaceuticals) †	108	15,474
Mirae Asset Daewoo Company Limited (Financials, Capital Markets)	5,030	39,380
NATURECELL Company Limited (Consumer Staples, Food Products) †	665	5,962
Naver Corporation (Communication Services, Interactive Media & Services)	4,118	1,117,986
NCsoft Corporation (Communication Services, Entertainment)	598	415,313
NEPES Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	230	5,663
Netmarble Games Corporation (Communication Services, Entertainment) 144A†	263	36,863
NH Investment & Securities Company Limited (Financials, Capital Markets)	3,169	23,903
NHN Entertainment Corporation (Communication Services, Entertainment) †	163	10,003
NHN KCP Corporation (Information Technology, IT Services)	178	10,774
Nice Information Service Company (Industrials, Professional Services)	416	6,304
NongShim Company Limited (Consumer Staples, Food Products)	51	15,434
OIC Company Limited (Materials, Chemicals) †	214	11,656
Orion Corporation of Republic of Korea (Consumer Staples, Food Products)	2,376	281,024
Osstem Implant Company Limited (Health Care, Health Care Equipment & Supplies) †	129	4,029
Ottogi Corporation (Consumer Staples, Food Products)	150	76,017
Pan Ocean Company Limited (Industrials, Marine) †	19,844	56,714
Paradise Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	819	9,170
Partron Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	559	4,800
Pearl Abyss Corporation (Communication Services, Entertainment) †	1,430	219,093
Pharmicell Company Limited (Health Care, Biotechnology) †	660	12,445
POSCO (Materials, Metals & Mining)	2,266	351,946
POSCO Chemtech Company Limited (Materials, Construction Materials)	282	21,128
POSCO INTERNATIONAL Corporation (Industrials, Trading Companies & Distributors)	23,641	270,660
RFHIC Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	182	6,014
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	645	30,678
S1 Corporation Incorporated (Industrials, Commercial Services & Supplies)	308	22,609
Sam Chun Dang Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	188	9,274
Samsung Biologics Company Limited (Health Care, Life Sciences Tools & Services) †	471	308,475
Samsung C&T Corporation (Industrials, Industrial Conglomerates)	2,000	181,833
Samsung Card Company Limited (Financials, Consumer Finance)	266	6,438

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  29

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

South Korea (continued)
Samsung Electro-Mechanics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,880	$301,844
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	145,857	6,630,422
Samsung Engineering Company Limited (Industrials, Construction & Engineering) †	18,231	173,424
Samsung Fire & Marine Insurance (Financials, Insurance)	490	77,136
Samsung Heavy Industries Company Limited (Industrials, Machinery) †	7,139	31,010
Samsung Life Insurance Company Limited (Financials, Insurance)	1,277	65,790
Samsung SDI Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,150	438,063
Samsung SDS Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	499	66,161
Samsung Securities Company Limited (Financials, Capital Markets)	619	15,711
Seegene Incorporated (Health Care, Biotechnology)	220	48,708
Seoul Semiconductor Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	476	6,532
SFA Engineering Corporation (Information Technology, Electronic Equipment, Instruments & Components)	305	8,511
Shinhan Financial Group Company Limited (Financials, Banks)	5,674	141,623
Shinsegae Company Limited (Consumer Discretionary, Multiline Retail)	1,305	223,011
Shinsegae International Company Limited (Consumer Discretionary, Specialty Retail)	38	4,335
Sillajen Incorporated (Health Care, Biotechnology) †(a)‡	2,972	30,273
SK Chemicals Company Limited (Materials, Chemicals)	80	26,501
SK Company Limited (Industrials, Industrial Conglomerates)	975	175,646
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	17,677	1,117,554
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	797	97,285
SK Materials Company Limited (Materials, Chemicals)	67	13,909
SK Networks Company Limited (Industrials, Trading Companies & Distributors)	1,889	8,253
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	1,011	211,068
SKC Company Limited (Materials, Chemicals)	252	19,623
SM Entertainment Company (Communication Services, Entertainment) †	189	5,473
Soulbrain Company Limited (Materials, Chemicals) †	31	5,658
Soulbrain Company Limited (Materials, Chemicals)	78	3,053
Ssangyong Cement Industrial Company Limited (Materials, Construction Materials)	1,273	6,044
Studio Dragon Corporation (Communication Services, Entertainment) †	93	6,263
Taeyoung Engineering & Construction Company Limited (Industrials, Construction & Engineering) (a)	446	8,110
Toptec Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	318	4,417
Wonik IPS Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	412	11,099
Woori Financial Group Incorporated (Financials, Banks)	22,422	159,685
Young Poong Corporation (Materials, Metals & Mining)	8	3,297
Youngone Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	297	7,851
Yuhan Corporation (Health Care, Pharmaceuticals)	661	37,282
Yungjin Pharmaceutical Company (Health Care, Pharmaceuticals) †	1,168	6,706
Zinus Incorporated (Consumer Discretionary, Household Durables)	101	7,176

		22,808,193

Taiwan: 13.03%
Accton Technology Corporation (Information Technology, Communications Equipment)	20,000	159,501
Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	40,000	31,832
Advantech Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	8,248	85,315
Aerospace industrial Development Corporation (Industrials, Aerospace & Defense)	7,000	7,634
Airtac International Group (Industrials, Machinery)	3,000	66,561
Alchip Technologies Limited (Information Technology, Semiconductors & Semiconductor Equipment)	667	11,980
Arcadyan Technology Corporation (Information Technology, Communications Equipment)	2,334	7,318
ASE Technology Holding Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	101,000	210,664
Asia Cement Corporation (Materials, Construction Materials)	139,000	201,336

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Taiwan (continued)
Asia Optical Company Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	3,334	$7,499
Asia Pacific Telecom Company Limited (Communication Services, Diversified Telecommunication Services) †	42,000	10,621
Asia Vital Components Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	4,000	9,570
ASMedia Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	334	20,091
Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	17,000	140,790
AU Optronics Corporation (Information Technology, Electronic Equipment, Instruments & Components) †	109,667	39,058
BizLink Holding Incorporated (Industrials, Electrical Equipment)	1,667	14,033
Capital Securities Corporation (Financials, Capital Markets)	26,234	9,835
Career Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	6,746	6,484
Catcher Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	24,000	164,000
Cathay Financial Holding Company (Financials, Insurance)	259,000	351,759
Cathay No.1 REIT (Real Estate, Equity REITs)	21,682	13,316
Cathay No.2 REIT (Real Estate, Equity REITs)	11,167	6,984
Cathay Real Estate Development Company Limited (Real Estate, Real Estate Management & Development)	6,667	4,431
Century Iron & Steel Industrial Company Limited (Materials, Metals & Mining)	3,000	12,576
Chailease Holding Company Limited (Financials, Diversified Financial Services)	22,379	98,771
Chang Hwa Commercial Bank (Financials, Banks)	92,597	57,594
Charoen Pokphand Enterprise (Taiwan) Company Limited (Consumer Staples, Food Products)	3,000	6,973
Cheng Loong Corporation (Materials, Containers & Packaging)	14,334	14,802
Cheng Shin Rubber Industry Company Limited (Consumer Discretionary, Auto Components)	27,334	33,537
Cheng Uei Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	3,334	4,767
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	57,335	172,934
Chicony Power Technology Company (Industrials, Electrical Equipment)	2,000	5,044
Chilisin Electronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	2,409	8,103
Chin Poon Industrial Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	8,000	6,939
China Airlines (Industrials, Airlines) †	26,334	7,665
China Bills Finance Corporation (Financials, Capital Markets)	10,846	5,397
China Development Financial Holding Corporation (Financials, Insurance)	190,000	55,301
China Life Insurance Company—Taiwan Exchange (Financials, Insurance)	141,000	98,753
China Petrochemical Development Corporation (Materials, Chemicals)	56,117	16,486
China Steel Chemical Corporation (Materials, Chemicals)	1,334	4,201
China Steel Corporation (Materials, Metals & Mining)	168,667	114,393
ChipMOS Technologies Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	5,667	5,620
Chong Hong Construction Company Limited (Real Estate, Real Estate Management & Development)	2,334	6,666
Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	5,334	29,268
Chunghwa Telecom Company Limited (Communication Services, Diversified Telecommunication Services)	150,000	554,675
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	1,334	7,229
Clevo Company (Information Technology, Technology Hardware, Storage & Peripherals)	8,667	8,743
Compal Electronic Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	422,000	266,074
Compeq Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	15,000	22,315
CTBC Financial Holding Company Limited (Financials, Banks)	666,000	430,131
CTCI Corporation (Industrials, Construction & Engineering)	7,667	9,407
Cub Elecparts Incorporated (Consumer Discretionary, Auto Components)	1,024	5,846

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  31

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Taiwan (continued)
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	39,000	$251,214
E.SUN Financial Holding Company Limited (Financials, Banks)	464,093	430,221
Eclat Textile Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,667	61,635
Elan Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	3,034	14,683
Elite Material Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	3,667	21,246
Elite Semiconductor Memory Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	4,000	4,962
Ennoconn Corporation (Information Technology, Technology Hardware, Storage & Peripherals) †	667	6,729
EnTie Commercial Bank (Financials, Banks)	14,728	6,952
Epistar Corporation (Information Technology, Semiconductors & Semiconductor Equipment) †	13,000	17,678
Eternal Chemical Company Limited (Materials, Chemicals)	10,485	12,346
Eva Airways Corporation (Industrials, Airlines)	23,624	9,259
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine) †	54,617	32,389
Everlight Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	6,667	7,850
Far Eastern Department Stores Company Limited (Consumer Discretionary, Multiline Retail)	12,667	11,203
Far Eastern International Bank (Financials, Banks)	52,087	19,882
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	51,000	45,974
Far EasTone Telecommunications Company Limited (Communication Services, Wireless Telecommunication Services)	55,500	115,950
Feng Hsin Iron & Steel Company (Materials, Metals & Mining)	8,836	17,165
Feng Tay Enterprise Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	8,160	47,417
First Financial Holding Company Limited (Financials, Banks)	298,898	216,471
Flexium Interconnect Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	3,000	12,883
Formosa Chemicals & Fibre Corporation (Materials, Chemicals)	90,500	209,120
Formosa Petrochemical Corporation (Energy, Oil, Gas & Consumable Fuels)	28,000	78,251
Formosa Plastics Corporation (Materials, Chemicals)	119,000	317,155
Formosa Taffeta Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	88,500	95,463
Foxconn Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	51,500	91,621
Foxsemicon Integrated Technology Incorporated Class H (Information Technology, Semiconductors & Semiconductor Equipment)	1,000	6,510
Fubon Financial Holding Company Limited (Financials, Insurance)	236,000	344,250
Fulgent Sun International Holding Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,000	8,589
Fusheng Precision Company Limited (Consumer Discretionary, Leisure Products)	1,667	9,829
General Interface Solution Holding Limited (Information Technology, Electronic Equipment, Instruments & Components)	3,000	13,292
Genius Electronic Optical Company (Information Technology, Electronic Equipment, Instruments & Components)	1,000	19,495
Getac Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	4,334	7,208
Giant Manufacturing Company Limited (Consumer Discretionary, Leisure Products)	22,000	228,686
Gigabyte Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	6,667	19,291
Global Lighting Technologies Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,000	4,311
Global Unichip Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	1,000	9,015
Globalwafers Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	12,000	161,137
Gold Circuit Electronics Limited (Information Technology, Electronic Equipment, Instruments & Components) †	6,000	10,511
Goldsun Development & Construction Company Limited (Materials, Construction Materials)	16,000	11,806
Gourmet Master Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,646	5,604
Grand Pacific Petrochemical Corporation (Materials, Chemicals) †	22,667	14,832

The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Taiwan (continued)
Grape King Bio Limited (Consumer Staples, Personal Products)	1,334	$8,184
Great Taipei Gas Company Limited (Utilities, Gas Utilities)	6,667	7,032
Great Wall Enterprises Company Limited (Consumer Staples, Food Products)	10,793	16,645
Greatek Electronic Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3,334	5,704
Hannstar Board Corporation (Information Technology, Electronic Equipment, Instruments & Components)	4,000	5,937
Hannstar Display Corporation (Information Technology, Electronic Equipment, Instruments & Components) †	38,334	10,504
Hey Song Corporation (Consumer Staples, Beverages)	11,810	12,920
Highwealth Construction Corporation (Real Estate, Real Estate Management & Development)	9,000	14,232
Hiwin Technologies Corporation (Industrials, Machinery)	6,567	72,068
Holtek Semiconductor Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	2,000	4,349
Holy Stone Enterprise Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,334	8,273
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	426,400	1,117,535
Hota Industrial Manufacturing Company Limited (Consumer Discretionary, Auto Components)	3,334	11,874
Hotai Finance Company Limited (Financials, Consumer Finance)	2,000	5,508
Hotai Motor Company Limited (Consumer Discretionary, Specialty Retail)	7,000	142,426
Hua Nan Financial Holdings Company Limited Class C (Financials, Banks)	329,031	202,410
Huaku Development Company Limited (Real Estate, Real Estate Management & Development)	2,667	8,144
IBF Financial Holdings Company Limited (Financials, Capital Markets)	23,990	9,443
Innolux Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	114,667	35,641
International CSRC Investment Holdings Company Limited (Materials, Chemicals)	11,402	8,005
Inventec Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	83,834	65,001
ITEQ Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,000	12,218
Jentech Precision Industrial Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,000	10,429
Kenda Rubber Industrial Company Limited (Consumer Discretionary, Auto Components)	9,292	10,134
King Slide Works Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	667	6,922
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	11,667	12,406
King’s Town Bank Company Limited (Financials, Banks)	14,334	17,856
Kinpo Electronics Incorporated (Consumer Discretionary, Household Durables)	19,000	7,447
Kinsus Interconnect Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	3,334	7,249
Largan Precision Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,000	115,366
Lien Hwa Industrial Corporation (Consumer Staples, Food Products)	15,505	22,221
Lite-On Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	142,000	224,556
LOTES Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,000	14,587
Machvision Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	667	6,342
Macronix International Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	23,179	23,857
Makalot Industrial Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,934	19,749
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	36,000	682,174
Mega Financial Holding Company Limited (Financials, Banks)	320,000	319,002
Mercuries Life Insurance Company (Financials, Insurance) †	26,768	8,594
Merida Industry Company Limited (Consumer Discretionary, Leisure Products)	2,334	19,489
Merry Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,667	13,998
Micro-Star International Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	39,000	180,103
Mitac Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	11,855	11,677
Momo.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	667	16,572

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  33

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Taiwan (continued)
Nan Kang Rubber Tire Company Limited (Consumer Discretionary, Auto Components)	6,000	$9,601
Nan Liu Enterprise Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,000	9,202
Nan Ya Plastics Corporation (Materials, Chemicals)	138,000	289,249
Nan Ya Printed Circuit Board Corporation (Information Technology, Electronic Equipment, Instruments & Components)	2,000	8,214
Nantex Industry Company Limited (Materials, Chemicals)	5,000	8,001
Nanya Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	53,000	93,748
Nien Made Enterprise Company Limited (Consumer Discretionary, Household Durables)	1,667	19,203
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	40,000	327,182
Oriental Union Chemical Corporation (Materials, Chemicals)	9,334	5,424
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	173,000	368,505
Pharmally International Holding Company Limited (Health Care, Pharmaceuticals) (a)	2,064	3,981
Phison Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	19,000	179,371
Pou Chen Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	66,667	62,937
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	103,000	303,297
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	14,334	131,901
President Securities Corporation (Financials, Capital Markets)	21,930	12,183
Primax Electronics Limited (Information Technology, Technology Hardware, Storage & Peripherals)	6,000	9,141
Prince Housing & Development Corporation (Real Estate, Real Estate Management & Development)	20,934	7,313
Qisda Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	18,000	11,410
Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	119,000	312,288
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	6,000	22,085
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	12,000	155,411
Rexon Industrial Corporation Limited (Industrials, Machinery)	2,000	6,850
Ruentex Development Company Limited (Real Estate, Real Estate Management & Development)	13,440	19,788
Ruentex Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,000	11,860
Run Long Construction Company Limited (Industrials, Construction & Engineering)	1,334	3,214
Sanyang Industry Company Limited (Consumer Discretionary, Automobiles)	8,334	6,732
Sercomm Corporation (Information Technology, Communications Equipment)	3,000	7,955
Shihlin Electric & Engineering Corporation (Industrials, Electrical Equipment)	5,696	9,522
Shin Kong Financial Holding Company Limited (Financials, Insurance)	283,000	80,054
Shin Kong No.1 REIT (Real Estate, Equity REITs)	16,422	11,099
Shin Zu Shing Company Limited (Industrials, Machinery)	2,334	12,011
Shinkong Synthetic Fibers Corporation (Materials, Chemicals)	19,000	7,900
Sigurd Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	4,000	5,201
Silergy Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	3,000	190,686
Sinbon Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,667	16,407
Sinopac Financial Holdings Company Limited (Financials, Banks)	334,400	123,086
Sitronix Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	1,667	8,181
Standard Foods Corporation (Consumer Staples, Food Products)	30,167	65,492
Synnex Technology International Corporation (Information Technology, Electronic Equipment, Instruments & Components)	294,000	437,871
Systex Corporation (Information Technology, IT Services)	3,000	8,926
Ta Chen Stainless Pipe Company (Materials, Metals & Mining)	14,566	10,549
Taichung Commercial Bank (Financials, Banks)	49,334	18,747
Tainan Spinning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	23,000	9,171
Taishin Financial Holdings Company Limited (Financials, Banks)	349,381	157,773
Taiwan Business Bank (Financials, Banks)	140,790	47,983
Taiwan Cement Corporation (Materials, Construction Materials)	197,843	289,265
Taiwan Cogeneration Corporation (Utilities, Independent Power & Renewable Electricity Producers)	5,334	6,817
Taiwan Cooperative Financial Holdings Company Limited (Financials, Banks)	164,727	112,563

The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Taiwan (continued)
Taiwan Fertilizer Company Limited (Materials, Chemicals)	8,667	$16,039
Taiwan Glass Industrial Corporation (Industrials, Building Products) †	25,667	10,060
Taiwan High Speed Rail Corporation (Industrials, Transportation Infrastructure)	41,334	45,783
Taiwan Hon Chuan Enterprise Company Limited (Materials, Containers & Packaging)	3,667	7,349
Taiwan Mobile Company Limited (Communication Services, Wireless Telecommunication Services)	77,000	266,363
Taiwan Paiho Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,334	8,977
Taiwan Secom Company Limited (Industrials, Commercial Services & Supplies)	4,000	11,588
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	697,000	10,131,401
Taiwan Shin Kong Security Company (Industrials, Commercial Services & Supplies)	10,613	13,148
Taiwan Surface Mounting Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	3,667	14,872
TECO Electric & Machinery Company Limited (Industrials, Electrical Equipment)	26,667	26,629
The Shanghai Commercial & Savings Bank Limited (Financials, Banks)	69,000	98,298
Tong Hsing Electronic Industries Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,334	6,024
Tong Yang Industry Company Limited (Consumer Discretionary, Auto Components)	6,334	8,354
Topco Scientific Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,000	4,090
TPK Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	5,000	8,384
Transcend Information Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	2,334	5,242
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	6,000	23,721
TSRC Corporation (Materials, Chemicals)	10,667	6,380
Tung Ho Steel Enterprise Corporation (Materials, Metals & Mining)	13,000	11,852
TXC Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,334	8,783
U-Ming Marine Transport Corporation (Industrials, Marine)	8,000	8,180
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	88,334	200,503
Unimicron Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	14,667	36,791
Union Bank of Taiwan (Financials, Banks)	74,009	25,854
Unitech Printed Circuit Board Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	8,667	6,114
United Integrated Services Company Limited (Industrials, Construction & Engineering)	2,334	16,386
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	338,000	244,214
United Renewable Energy Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	21,000	8,266
Vanguard International Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	17,000	54,172
Visual Photonics Epitaxy Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,334	6,133
Voltronic Power Technology Corporation (Industrials, Electrical Equipment)	1,067	37,638
Walsin Lihwa Corporation (Industrials, Electrical Equipment)	39,334	22,588
Walsin Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	46,000	250,839
Wan Hai Lines Limited (Industrials, Marine)	21,000	15,173
Win Semiconductors Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	1,000	9,747
Windbond Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	37,334	15,460
Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	239,607	260,500
Wistron Neweb Corporation (Information Technology, Communications Equipment)	3,867	10,873
Wiwynn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	6,000	159,910
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	167,440	234,541

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  35

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Taiwan (continued)
WT Microelectronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	5,667	$7,542
Yageo Corporation (Information Technology, Electronic Equipment, Instruments & Components)	26,566	301,501
YFY Incorporated (Materials, Paper & Forest Products)	19,000	11,850
Yieh Phui Enterprise Company Limited (Materials, Metals & Mining)	40,005	12,953
Yuanta Financial Holding Company Limited (Financials, Diversified Financial Services)	222,560	139,567
Yulon Finance Corporation (Financials, Consumer Finance)	2,603	8,845
Yulon Motor Company Limited (Consumer Discretionary, Automobiles) †	12,000	10,347
YungShin Global Holding Corporation (Health Care, Pharmaceuticals)	5,000	7,506
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	47,000	197,025

		27,305,395

Thailand: 2.60%
Advanced Info Service PCL (Communication Services, Wireless Telecommunication Services)	50,600	297,528
Aeon Thana Sinsap PCL (Financials, Consumer Finance)	834	2,867
Airports of Thailand PCL (Industrials, Transportation Infrastructure)	60,934	109,641
Amata Corporation PCL (Real Estate, Real Estate Management & Development)	13,667	5,797
AP Thailand PCL (Real Estate, Real Estate Management & Development)	33,767	6,835
B.Grimm PCL (Utilities, Independent Power & Renewable Electricity Producers)	53,500	79,504
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	21,134	12,019
Bangkok Bank PCL (Financials, Banks)	18,367	62,851
Bangkok Chain Hospital PCL (Health Care, Health Care Providers & Services)	12,600	6,316
Bangkok Commercial Asset Management PCL (Financials, Capital Markets)	66,800	50,010
Bangkok Dusit Medical Services PCL (Health Care, Health Care Providers & Services)	280,000	187,132
Bangkok Expressway and Metro PCL (Industrials, Transportation Infrastructure)	114,934	33,421
Bangkok Insurance PCL (Financials, Insurance)	1,282	11,616
Bangkok Life Assurance PCL (Financials, Insurance)	19,434	10,053
Bangkokland PCL (Real Estate, Real Estate Management & Development)	239,934	7,632
Bank of Ayudhya PCL (Financials, Banks)	27,934	19,118
Banpu PCL (Energy, Oil, Gas & Consumable Fuels)	73,067	13,499
Berli Jucker PCL (Consumer Staples, Food & Staples Retailing)	19,100	22,707
BTS Group Holdings PCL (Industrials, Road & Rail)	147,367	49,245
Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)	5,434	19,293
Carabao Group PCL (Consumer Staples, Beverages)	5,967	23,199
Central Pattana PCL (Real Estate, Real Estate Management & Development) †	43,200	65,239
Central Plaza Hotel PCL (Consumer Discretionary, Hotels, Restaurants & Leisure) †	18,500	16,198
CH Karnchang PCL (Industrials, Construction & Engineering)	15,900	9,860
Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	318,600	330,142
Chularat Hospital PCL (Health Care, Health Care Providers & Services)	56,600	4,728
Com7 PCL (Consumer Discretionary, Specialty Retail)	7,700	10,144
CP All PCL (Consumer Staples, Food & Staples Retailing)	182,200	371,747
Delta Electronics Thailand PCL (Information Technology, Electronic Equipment, Instruments & Components)	8,200	30,431
Electricity Genera PCL (Utilities, Independent Power & Renewable Electricity Producers)	28,900	206,147
Energy Absolute PCL (Utilities, Independent Power & Renewable Electricity Producers)	27,600	37,246
GFPT PCL (Consumer Staples, Food Products)	20,567	8,525
Global Power Synergy PCL (Utilities, Independent Power & Renewable Electricity Producers)	8,900	18,302
Gulf Energy Development PCL (Utilities, Independent Power & Renewable Electricity Producers)	86,184	87,229
Gunkul Engineering PCL (Industrials, Electrical Equipment)	44,100	3,599
Hana Microelectronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	7,000	8,940
Home Product Center PCL (Consumer Discretionary, Specialty Retail)	360,300	172,495
Impact Growth REIT (Real Estate, Equity REITs)	8,567	5,065
Indorama Ventures PCL (Materials, Chemicals)	206,800	157,480
Intouch Holdings PCL (Communication Services, Wireless Telecommunication Services)	187,200	327,814
IRPC PCL (Energy, Oil, Gas & Consumable Fuels)	181,334	13,634

The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Thailand (continued)
Jasmine International PCL (Communication Services, Diversified Telecommunication Services)	62,834	$5,855
Kasikornbank PCL—Non-voting (Financials, Banks)	46,100	124,795
KCE Electronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	10,434	9,806
Kiatnakin Bank PCL (Financials, Banks)	11,300	14,432
Krung Thai Bank PCL (Financials, Banks)	192,300	59,008
Krungthai Card PCL (Financials, Consumer Finance)	11,034	10,902
Land & Houses PCL (Real Estate, Real Estate Management & Development)	137,667	32,733
Major Cineplex Group PCL (Communication Services, Entertainment)	7,900	4,442
MBK PCL (Real Estate, Real Estate Management & Development)	13,034	5,235
Mega Lifesciences PCL (Health Care, Pharmaceuticals)	5,400	6,550
Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure) †	51,334	36,947
MK Restaurants Group PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,667	7,760
Muangthai Leasing PCL (Financials, Consumer Finance)	8,467	13,535
Osotspa PCL (Consumer Staples, Beverages)	129,600	161,362
Plan B Media PCL (Communication Services, Media)	29,034	5,131
Pruksa Holding PCL (Real Estate, Real Estate Management & Development)	12,400	4,622
PTG Energy PCL (Consumer Discretionary, Specialty Retail)	11,034	6,843
PTT Exploration & Production plc NVDR (Energy, Oil, Gas & Consumable Fuels)	50,600	144,699
PTT Global Chemical PCL (Materials, Chemicals)	123,700	183,826
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	409,700	473,908
Quality Houses PCL (Real Estate, Real Estate Management & Development)	97,900	6,983
Ramkamhaeng Hospital PCL (Health Care, Health Care Providers & Services)	1,534	6,851
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent Power & Renewable Electricity Producers)	169,700	305,348
Sansiri PCL (Real Estate, Real Estate Management & Development)	212,434	4,983
Siam City Cement PCL (Materials, Construction Materials)	1,100	5,019
Siam Commercial Bank PCL (Financials, Banks)	94,500	220,138
Siam Global House PCL (Consumer Discretionary, Specialty Retail)	27,564	18,156
Sino Thai Engineering & Construction PCL (Industrials, Construction & Engineering)	15,500	6,574
Sri Trang Agro-Industry PCL (Consumer Discretionary, Auto Components)	13,200	11,027
Srisawad Power 1979 PCL (Financials, Diversified Financial Services)	59,940	88,112
Star Petroleum Refining PCL (Energy, Oil, Gas & Consumable Fuels)	36,634	8,063
STARK Corporation PCL (Communication Services, Media) †	96,567	6,392
Supalai PCL (Real Estate, Real Estate Management & Development)	19,934	10,760
Super Energy Corporation Public Company Limited NVDR (Utilities, Independent Power & Renewable Electricity Producers)	209,500	5,520
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	37,000	49,337
Thai President Foods PCL (Consumer Staples, Food Products)	2,234	14,249
Thai Union Group PCL (Consumer Staples, Food Products)	51,100	23,151
Thai Vegetable Oil PCL (Consumer Staples, Food Products)	9,867	8,560
Thanachart Capital PCL (Financials, Banks)	10,734	11,123
The Siam Cement PCL (Materials, Construction Materials)	19,800	225,213
Thonburi Healthcare Group PCL (Health Care, Health Care Providers & Services)	5,000	3,117
Tipco Asphalt PCL (Materials, Construction Materials)	15,734	12,538
Tisco Financial Group PCL (Financials, Banks)	9,000	19,447
TMB Bank PCL (Financials, Banks)	571,700	17,267
TOA Paint Thailand PCL (Materials, Chemicals)	8,500	10,788
Total Access Communication PCL (Communication Services, Wireless Telecommunication Services)	39,100	44,914
TPI Polene PCL (Materials, Construction Materials)	144,534	5,851
TPI Polene Power PCL (Utilities, Independent Power & Renewable Electricity Producers)	21,000	2,915
True Corporation PCL (Communication Services, Diversified Telecommunication Services)	276,467	29,492
TTW PCL (Utilities, Water Utilities)	15,367	6,616
VGI Global Media PCL (Communication Services, Media)	36,834	8,285
Vibhavadi Medical Center PCL (Health Care, Health Care Providers & Services)	64,769	3,184
WHA Corporation PCL (Real Estate, Real Estate Management & Development)	153,434	15,776
WHA Premium Growth Freehold & Leasehold REIT (Real Estate, Equity REITs)	21,367	10,230

		5,453,618

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  37

Portfolio of investments—August 31, 2020 (unaudited)

			Shares		Value
Turkey: 0.78%
Akbank TAS (Financials, Banks) †				202,121	$134,637
Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer Staples, Beverages)				2,611	6,911
Arcelik AS (Consumer Discretionary, Household Durables) †				3,184	9,134
Aselsan Elektronik Sanayi ve Ticaret AS (Industrials, Aerospace & Defense)				41,679	92,204
Bim Birlesik Magazalar AS (Consumer Staples, Food & Staples Retailing)				6,640	61,371
Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)				1,259	7,412
Emlak Konut Gayrimenkul Yati AS (Real Estate, Equity REITs)				28,393	6,807
Enka Insaat ve Sanayi AS (Industrials, Industrial Conglomerates)				25,604	22,287
Eregli Demir ve Celik Fabrikalari TAS (Materials, Metals & Mining)				126,680	150,477
Ford Otomotiv Sanayi AS (Consumer Discretionary, Automobiles)				932	10,728
Haci Omer Sabanci Holding AS (Financials, Diversified Financial Services)				103,991	109,501
Koc Holding AS (Industrials, Industrial Conglomerates)				14,483	29,396
Koza Altin Isletmeleri AS (Materials, Metals & Mining) †				400	4,234
Pegasus Hava Tasimaciligi AS (Industrials, Airlines) †				440	2,745
Petkim Petrokimya Holding AS (Materials, Chemicals) †				14,917	7,945
Soda Sanayii AS (Materials, Chemicals)				4,354	4,039
Sok Marketler Ticaret AS (Consumer Staples, Food & Staples Retailing) †				4,888	8,556
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)				2,827	5,776
Tekfen Holding AS (Industrials, Construction & Engineering)				2,680	5,414
Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary, Automobiles)				1,341	4,103
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels) †				2,278	24,825
Turk Hava Yollari Anonim Ortakligi AS (Industrials, Airlines) †				62,579	90,020
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial Conglomerates)				6,713	5,523
Turk Telekomunikasyon AS (Communication Services, Diversified Telecommunication Services)				7,376	6,863
Turkcell Iletisim Hizmetleri AS (Communication Services, Wireless Telecommunication Services)				119,130	232,385
Turkiye Garanti Bankasi AS (Financials, Banks) †				219,217	201,867
Turkiye Is Bankasi Class C AS (Financials, Banks) †				293,498	196,305
Turkiye Vakiflar Bankasi TAO AS (Financials, Banks) †				22,698	12,584
Ulker Biskuvi Sanayi AS (Consumer Staples, Food Products) †				2,962	9,240
Yapi Ve Kredi Bankasi AS (Financials, Banks) †				579,231	160,174

					1,623,463

United Kingdom: 0.01%
NEPI Rockcastle plc (Real Estate, Real Estate Management & Development)				3,857	18,041

Total Common Stocks (Cost $187,339,187)					199,616,741

	Interest rate	Maturity date	Principal
Foreign Corporate Bonds and Notes: 0.00%

India: 0.00%
Britannia Industries Limited (Consumer Staples, Food Products )	8.00%	8-28-2022	INR	229,650	3,287

Total Foreign Corporate Bonds and Notes (Cost $3,255)					3,287

	Dividend yield		Shares
Preferred Stocks: 2.10%

Brazil: 1.68%
Alpargatas SA (Consumer Staples, Personal Products)	0.19			2,414	16,414
Azul SA (Industrials, Transportation Infrastructure) †	0.00			3,167	12,839
Banco Bradesco SA (Financials, Banks)	10.89			141,856	537,025

The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Dividend yield	Shares	Value

Brazil (continued)
Banco do Estado do Rio Grande do Sul SA Class B (Financials, Banks)	6.33%	2,900	$6,945
Banco Inter SA (Financials, Banks)	0.48	2,734	11,184
Banco Santander Brasil SA (Financials, Banks)	13.19	5,300	13,892
Braskem SA Class A (Materials, Chemicals)	2.77	1,704	6,622
Centrais Electricas Brasileiras SA (Utilities, Electric Utilities)	3.85	26,700	174,913
Companhia de Saneamento do Parana (Utilities, Water Utilities)	4.73	13,740	13,267
Companhia de Transmissao de Energia Electrica Paulista (Utilities, Electric Utilities)	7.70	2,140	8,371
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	5.28	165,069	317,272
Companhia Energetica de Sao Paulo Class B (Utilities, Independent Power & Renewable Electricity Producers)	6.33	2,067	11,357
Companhia Paranaense de Energia-Copel Class B (Utilities, Electric Utilities)	4.12	29,700	334,921
Energisa SA (Utilities, Electric Utilities)	1.72	9,513	13,475
Gerdau SA (Materials, Metals & Mining)	1.73	69,900	243,569
Gol Linhas Aereas Inteligentes SA (Industrials, Airlines) †	0.00	1,867	6,097
Itau Unibanco Holding SA (Financials, Banks)	6.68	148,270	637,357
Itaúsa Investimentos Itaú SA (Financials, Banks)	6.58	264,361	455,038
Klabin SA (Materials, Containers & Packaging)	5.70	35,967	33,088
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)	0.94	22,300	131,354
Marcopolo SA (Industrials, Machinery)	1.34	9,067	4,667
Metalurgica Gerdau SA (Materials, Metals & Mining)	2.16	8,934	14,334
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels)	2.85	111,700	446,311
Telefonica Brasil SA (Communication Services, Diversified Telecommunication Services)	7.51	7,255	63,353
Transmissora Alianca de Energia Eletrica SA (Utilities, Electric Utilities)	7.97	5,000	8,643
Usinas Siderurgicas de Minas Gerais SA Class A (Materials, Metals & Mining)	1.76	6,000	11,116

			3,533,424

Chile: 0.03%
Coca-Cola Embonor SA Class B (Consumer Staples, Food Products)	4.86	2,444	3,236
Embotelladora Andina SA Class B (Consumer Staples, Food & Staples Retailing)	6.43	14,061	29,949
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	3.55	875	27,351

			60,536

Colombia: 0.03%
Banco Davivienda SA (Financials, Banks)	3.19	1,447	11,209
Bancolombia SA (Financials, Banks)	6.56	6,158	43,983

			55,192

Russia: 0.00%
Bashneft PAO (Energy, Oil, Gas & Consumable Fuels)	9.04	209	3,757
Transneft PJSC (Energy, Oil, Gas & Consumable Fuels) †	5.96	2	3,749

			7,506

South Korea: 0.36%
Amorepacific Corporation (Consumer Staples, Household Products)	1.12	3,309	166,300
LG Chem Limited (Materials, Chemicals)	1.18	190	59,980
LG Household & Health Care Limited (Consumer Staples, Personal Products)	1.43	127	74,945
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	3.06	11,300	451,848

			753,073

Total Preferred Stocks (Cost $5,252,829)			4,409,731

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  39

Portfolio of investments—August 31, 2020 (unaudited)

		Expiration date	Shares	Value
Rights: 0.00%

Chile: 0.00%
Compania Sud Americana de Vapores SA (Industrials, Marine)†(a)		9-25-2020	79,834	$307

Hong Kong: 0.00%
Legend Holdings Corporation Class H (Financials, Diversified Financial Services)†(a)		5-9-2029	3,061	0

India: 0.00%
Minda Industries Limited (Consumer Discretionary, Auto Components)†		9-8-2020	46	44

Thailand: 0.00%
Gulf Energy Development PCL (Utilities, Electric Utilities)†(a)		9-18-2020	17,940	865

Total Rights (Cost $0)				1,216

Warrants: 0.00%

Thailand: 0.00%
BTS Group Holdings PCL (Industrials, Road & Rail) †			51,660	1,477
Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure) †			12,585	291
Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure) †			3,416	1,081
Srisawad Corporation PCL (Financials, Consumer Finance) †(a)			3,702	0

Total Warrants (Cost $0)				2,849

Yield
Short-Term Investments: 2.18%

Investment Companies: 2.18%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.06%		4,556,938	4,556,938

Total Short-Term Investments (Cost $4,556,938)				4,556,938

Total investments in securities (Cost $197,152,209)	99.53%	208,590,762

Other assets and liabilities, net	0.47	986,211

Total net assets	100.00%	$209,576,973

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

GDR	Global depositary receipt

INR	Indian Rupee

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

MSCI Emerging Markets Index	103	9-18-2020	$5,604,698	$5,667,060	$62,362	$0

The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$6,720,374	$50,913,253	$(53,076,689)	$0	$0	$7,613	$4,556,938	2.18%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  41

Statement of assets and liabilities—August 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $192,595,271)	$204,033,824
Investments in affiliated securities, at value (cost $4,556,938)	4,556,938
Segregated cash for futures contracts	721,650
Foreign currency, at value (cost $1,270,410)	1,276,937
Receivable for investments sold	371,760
Receivable for dividends and interest	295,683
Prepaid expenses and other assets	67

Total assets	211,256,859

Liabilities
Payable for investments purchased	811,507
Payable for daily variation margin on open futures contracts	127,720
Advisory fee payable	43,837
Custody and accounting fees payable	672,897
Trustees’ fees and expenses payable	1,876
Accrued expenses and other liabilities	22,049

Total liabilities	1,679,886

Total net assets	$209,576,973

The accompanying notes are an integral part of these financial statements.

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Statement of operations—six months ended August 31, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $500,269)	$3,372,568
Income from affiliated securities	7,613
Interest	690

Total investment income	3,380,871

Expenses
Advisory fee	150,842
Custody and accounting fees	330,411
Professional fees	22,556
Shareholder report expenses	5,695
Trustees’ fees and expenses	9,898
Other fees and expenses	18,997

Total expenses	538,399
Less: Fee waivers and/or expense reimbursements	(288,577)

Net expenses	249,822

Net investment income	3,131,049

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(17,725,075)
Futures contracts	1,317,208
Foreign currency and foreign currency translations	(411,213)

Net realized losses on investments	(16,819,080)

Net change in unrealized gains (losses) on
Unaffiliated securities	20,692,396
Futures contracts	545,622
Foreign currency and foreign currency translations	25,372

Net change in unrealized gains (losses) on investments	21,263,390

Net realized and unrealized gains (losses) on investments	4,444,310

Net increase in net assets resulting from operations	$7,575,359

The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020

Operations
Net investment income	$3,131,049	$6,263,029
Net realized losses on investments	(16,819,080)	(7,712,386)
Net change in unrealized gains (losses) on investments	21,263,390	(11,714,226)

Net increase (decrease) in net assets resulting from operations	7,575,359	(13,163,583)

Capital transactions
Transactions in investors’ beneficial interests
Contributions	37,098,603	33,085,504
Withdrawals	(52,118,348)	(59,525,153)

Net decrease in net assets resulting from capital transactions	(15,019,745)	(26,439,649)

Total decrease in net assets	(7,444,386)	(39,603,232)

Net assets
Beginning of period	217,021,359	256,624,591

End of period	$209,576,973	$217,021,359

The accompanying notes are an integral part of these financial statements.

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Financial highlights

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28
			2019	2018[1]
Total return[2]	2.81%	(6.15)%	(11.16)%	13.43%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.52%	0.58%	0.49%
Net expenses	0.25%	0.39%	0.45%	0.49%
Net investment income	3.19%	2.51%	2.33%	1.56%
Supplemental data
Portfolio turnover rate	89%	59%	81%	136%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  45

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio (formerly, Wells Fargo Factor Enhanced Emerging Markets Portfolio) (the “Portfolio”) which is a diversified series of the Trust.

Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Investment Company Act of 1933

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time

46  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Notes to financial statements (unaudited)

each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status

Federal and other taxes

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2020, the aggregate cost of all investments for federal income tax purposes was $218,647,032 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$23,095,449

Gross unrealized losses	(33,089,357)

Net unrealized losses	$(9,993,908)

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Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Argentina	$109,803	$0	$0	$109,803

Belgium	9,058	0	0	9,058

Bermuda	940,525	0	0	940,525

Brazil	5,466,566	0	0	5,466,566

Chile	1,050,886	0	0	1,050,886

China	79,149,676	0	0	79,149,676

Colombia	196,218	0	0	196,218

Czech Republic	275,477	0	0	275,477

Egypt	233,256	0	0	233,256

Greece	486,148	0	0	486,148

Hong Kong	6,854,673	0	0	6,854,673

Hungary	709,575	0	0	709,575

India	21,231,927	0	12,176	21,244,103

Indonesia	2,432,122	1,125	34,489	2,467,736

Luxembourg	45,993	0	0	45,993

Malaysia	29,280	4,623,567	0	4,652,847

Mexico	3,274,603	0	0	3,274,603

Netherlands	0	48,409	0	48,409

Philippines	28,752	2,325,330	32,845	2,386,927

Poland	1,153,695	0	0	1,153,695

Russia	6,304,188	10,296	0	6,314,484

Singapore	18,105	0	0	18,105

South Africa	5,319,268	0	0	5,319,268

South Korea	22,753,936	23,984	30,273	22,808,193

Taiwan	27,301,414	3,981	0	27,305,395

Thailand	5,453,618	0	0	5,453,618

Turkey	1,623,463	0	0	1,623,463

United Kingdom	18,041	0	0	18,041

Foreign government bonds	0	3,287	0	3,287

Preferred stocks

Brazil	3,533,424	0	0	3,533,424

Chile	60,536	0	0	60,536

Colombia	55,192	0	0	55,192

Russia	7,506	0	0	7,506

South Korea	753,073	0	0	753,073

Rights

Chile	0	307	0	307

Hong Kong	0	0	0	0

India	0	44	0	44

Thailand	0	865	0	865

Warrants

Thailand	0	2,849	0	2,849

Short-term investments

Investment companies	4,556,938	0	0	4,556,938

	201,436,935	7,044,044	109,783	208,590,762

Futures contracts	62,362	0	0	62,362

Total assets	$201,499,297	$7,044,044	$109,783	$208,653,124

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Notes to financial statements (unaudited)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended August 31, 2020, the Portfolio had no material transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $5 billion	0.15%

Next $5 billion	0.13

Over $10 billion	0.11

For the six months ended August 31, 2020, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2020 were $171,875,269 and $177,989,145, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2020, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $8,112,679 in long futures contracts during the six months ended August 31, 2020.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

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Notes to financial statements (unaudited)

For the six months ended August 31, 2020, there were no borrowings by the Portfolio under the agreement.

8. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  51

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

54  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT, ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Emerging Markets Bond Fund, Wells Fargo High Yield Corporate Bond Fund, Wells Fargo International Government Bond Fund, Wells Fargo U.S. Core Bond Fund, Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Equity Portfolio, Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, Wells Fargo International Government Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at a meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board of Funds Trust, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of Funds Trust identified in the table below (individually, an “Index Fund” and collectively, the “Index Funds”) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”).

Index Funds

Wells Fargo Emerging Markets Bond Fund

Wells Fargo High Yield Corporate Bond Fund

Wells Fargo International Government Bond Fund

Wells Fargo U.S. Core Bond Fund

In addition, the Funds Trust Board reviewed and approved an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”) for the U.S. Core Bond Fund (the “Core Bond Fund Sub-Advisory Agreement”).

At the Meeting, the Board of Master Trust, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved for each of the portfolios of Master Trust identified in the table below (individually, a “Master Portfolio” and collectively, the “Master Portfolios”): (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management; and (ii) an investment sub-advisory agreement (each, a “Master Portfolio Sub-Advisory Agreement”, and collectively, the “Master Portfolio Sub-Advisory Agreements”) with the sub-adviser(s) identified in the chart below (each, a “Sub-Adviser”, and collectively, the “Sub-Advisers”) for the corresponding Master Portfolio identified.

Master Portfolios	Sub-Advisers

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio	WellsCap

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	WellsCap

Wells Fargo Emerging Markets Bond Portfolio	Wells Fargo Asset Management (International), Limited (“WFAM International”)

Wells Fargo Factor Enhanced International Equity Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Large Cap Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Small Cap Portfolio	WellsCap

Wells Fargo International Government Bond Portfolio	WFAM International

Wells Fargo Investment Grade Corporate Bond Portfolio	WellsCap

Wells Fargo High Yield Corporate Bond Portfolio	WellsCap

Wells Fargo Strategic Retirement Bond Portfolio	WellsCap

Wells Fargo U.S. REIT Portfolio	WellsCap

56  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Other information (unaudited)

The Index Funds and the Master Portfolios are collectively referred to as the “Funds.” The Management Agreement, the Core Bond Fund Sub-Advisory Agreement, the Master Portfolio Advisory Agreement and the Master Portfolio Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

The Boards noted that each of the Index Funds is a feeder fund that invests all of its assets in its corresponding Master Portfolio, with the exception of the U.S. Core Bond Fund, which invests in multiple Master Portfolios. Information provided to the Boards regarding the Index Funds is also applicable to the Master Portfolios identified above, as relevant.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board of Funds Trust unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Board of Master Trust unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers under each of the Advisory Agreements was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Advisory Agreements, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, and a summary of investments made in the business of WFAM. The Boards also received a description of Funds Management’s and the Sub-Advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Boards also received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Boards also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board of Master Trust noted that each of the Master Portfolios replicates the performance of a proprietary index provided by an affiliate of Funds Management, except that the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, and the Wells Fargo Strategic Retirement Bond Portfolio track the performance of third-party indexes. The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

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Other information (unaudited)

Fund investment performance and expenses

The Boards considered the investment performance results for each of the Master Portfolios for the one-year period ended December 31, 2019. The Boards also considered more current results for the one-year period ended March 31, 2020. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Master Portfolios (each, a “Universe”), and in comparison to each Master Portfolio’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Boards noted the short performance history of the Master Portfolios. For the one-year period ended December 31, 2019, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe; and (ii) the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe. For the one-year period ended March 31, 2020, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe, and (ii) the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe.

The Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index for the one-year period ended December 31, 2019, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo U.S. REIT Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo International Government Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark. For the one-year period ended March 31, 2020, the Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo U.S. REIT Portfolio, the Wells Fargo Investment Grade Corporate Bond Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than, equal to or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo International Government Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark.

The Boards received information concerning, and discussed factors contributing to, the underperformance of certain Master Portfolios, relative to the Universe and benchmark index, for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

The Board of Funds Trust took note of the investment performance of the Master Portfolios in the context of reviewing the investment performance of the Index Funds. The Board of Funds Trust also received and considered information regarding the “zero fee and expense” structure of each Index Fund. Specifically, the Funds Trust Board noted that each Index Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees,

58  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Other information (unaudited)

Rule 12b-1 fees, and other fees, are zero. The Funds Trust Board also noted that Funds Management assumes and pays or reimburses all of the ordinary operating expenses of each Index Fund, including acquired fund fees and expenses, pursuant to an agreement with each of the Index Funds (the “Fee and Expense Agreement”). The Funds Trust Board further noted that Funds Management receives a fee from Wells Fargo Wealth and Investment Management (“WIM”) pursuant to an intercompany agreement equal to the Master Portfolio fees and expenses absorbed by Funds Management through its Fee and Expense Agreement with each of the Index Funds.

With respect to the Master Portfolios, the Board of Master Trust received and considered information regarding the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Funds (the “Groups”). The Boards received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.

The Boards took into account the Funds’ expense information and the Master Portfolios’ performance information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Board of Funds Trust reviewed and considered that the contractual investment management fee rate payable by each Index Fund to Funds Management for investment management services zero, and also reviewed and considered that each Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of each Fund, including acquired fund fees and expenses, under the Fee and Expense Agreement. The Board of Funds Trust also reviewed and considered that the contractual investment sub-advisory fee rate payable by Funds Management to WellsCap for investment sub-advisory services for the U.S. Core Bond Fund is also zero.

The Board of Master Trust reviewed and considered the contractual fee rates payable by the Master Portfolios to Funds Management under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Board of Master Trust also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

The Board of Master Trust reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Groups at a common asset level. The Board of Master Trust noted that the Advisory Agreement Rates of each Master Portfolio were lower than or equal to the median rate for such Master Portfolio’s expense Groups.

The Boards also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Boards ascribed limited relevance to the allocation of fees between them.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Fund Trust determined that the compensation received by Funds Management from WIM pursuant to the intercompany agreement, and the absence of compensation payable by the Funds to Funds Management pursuant to the Management Agreement or to WellsCap pursuant to the Core Bond Fund Sub-Advisory Agreement, was reasonable. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Master Trust determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates for each Master Portfolio were reasonable.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Boards noted that the Sub-Advisers’ profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  59

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Boards did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent them from approving the continuation of the Advisory Agreements.

Economies of scale

The Boards received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Boards noted the existence of breakpoints in the each Master Portfolio’s advisory fee structure and each Index Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Funds in relation to such breakpoints. The Boards considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Boards concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers was reasonable.

60  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including each Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined as the risk that a Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), each Portfolio’s investment adviser, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting any Portfolio were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

Semi-Annual Report

August 31, 2020

Wells Fargo

Factor Enhanced International Equity Portfolio

(formerly Wells Fargo Factor Enhanced International Portfolio)

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Factor Enhanced International Equity Portfolio  |  1

Portfolio information (unaudited)

Investment objective

The Portfolio seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Beinn, CFA®‡

Harindra de Silva, Ph.D., CFA®‡

Monisha Jayakumar

Ten largest holdings (%) as of August 31, 2020[1]

Nestle SA	2.65

Roche Holding AG	1.83

Novo Nordisk AS Class B	0.92

CSL Limited	0.78

Royal Bank of Canada	0.78

Novartis AG	0.76

GlaxoSmithKline plc	0.70

Unilever NV	0.63

SAP SE	0.63

British American Tobacco plc	0.61

Sector allocation as of August 31, 2020[2]

Country allocation as of August 31, 2020[2]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[2]	Amounts are calculated based on the total long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

2  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Common Stocks: 96.94%

Australia: 6.08%
AGL Energy Limited (Utilities, Multi-Utilities)	37,412	$408,380
ALS Limited (Industrials, Professional Services)	9,894	63,706
Altium Limited (Information Technology, Software)	2,588	69,747
Alumina Limited (Materials, Metals & Mining)	55,617	64,402
AMP Limited (Financials, Diversified Financial Services) †	15,886	17,927
Ampol Limited (Energy, Oil, Gas & Consumable Fuels)	11,882	228,028
Ansell Limited (Health Care, Health Care Equipment & Supplies)	2,875	82,019
APA Group (Utilities, Gas Utilities)	22,416	172,438
Appen Limited (Information Technology, IT Services)	2,292	58,676
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,083	420,223
ASX Limited (Financials, Capital Markets)	4,708	303,278
Atlas Arteria Stapled Securities (Industrials, Transportation Infrastructure)	19,991	95,838
Aurizon Holdings Limited (Industrials, Road & Rail)	223,394	716,725
AusNet Services (Utilities, Electric Utilities)	39,631	53,344
Australia & New Zealand Banking Group Limited (Financials, Banks)	36,099	486,702
Bank of Queensland Limited (Financials, Banks)	9,635	43,562
Beach Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	36,102	40,473
Bendigo Bank Limited (Financials, Banks)	11,541	55,669
BlueScope Steel Limited (Materials, Metals & Mining)	34,407	322,033
Boral Limited (Materials, Construction Materials)	26,959	79,733
Brambles Limited (Industrials, Commercial Services & Supplies)	58,249	476,444
Carsales.com Limited (Communication Services, Interactive Media & Services)	5,501	84,351
Charter Hall Group (Real Estate, Equity REITs)	10,479	96,687
Cleanaway Waste Management Limited (Industrials, Commercial Services & Supplies)	46,447	88,383
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	78,176	524,694
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	1,459	206,770
Coles Group Limited (Consumer Staples, Food & Staples Retailing)	65,037	850,474
Commonwealth Bank of Australia (Financials, Banks)	39,254	1,976,828
Computershare Limited (Information Technology, IT Services)	35,829	351,197
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	63,538	422,231
CSL Limited (Health Care, Biotechnology)	23,317	4,918,637
Dexus Property Group (Real Estate, Equity REITs)	35,156	228,956
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,361	81,057
Downer EDI Limited (Industrials, Commercial Services & Supplies)	12,850	42,554
Evolution Mining Limited (Materials, Metals & Mining)	137,783	564,001
Fortescue Metals Group Limited (Materials, Metals & Mining)	141,988	1,824,279
Goodman Group (Real Estate, Equity REITs)	77,214	1,042,740
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	12,246	39,922
Incitec Pivot Limited (Materials, Chemicals)	39,523	61,215
JB Hi-Fi Limited (Consumer Discretionary, Specialty Retail)	2,438	90,195
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	83,097	712,169
Link Administration Holdings Limited (Information Technology, IT Services)	11,099	33,399
Macquarie Group Limited (Financials, Capital Markets)	11,571	1,089,816
Magellan Financial Group Limited (Financials, Capital Markets)	9,856	430,706
Medibank Private Limited (Financials, Insurance)	147,258	296,506
Metcash Limited (Consumer Staples, Food & Staples Retailing)	22,082	47,557
Mineral Resources Limited (Materials, Metals & Mining)	3,219	69,278
Mirvac Group (Real Estate, Equity REITs)	288,949	449,671
National Australia Bank Limited (Financials, Banks)	47,373	626,474
Newcrest Mining Limited (Materials, Metals & Mining)	26,175	617,000
NextDC Limited (Information Technology, IT Services) †	8,887	79,966
Northern Star Resources Limited (Materials, Metals & Mining)	26,788	269,690
Oil Search Limited (Energy, Oil, Gas & Consumable Fuels)	70,393	169,773
Orica Limited (Materials, Chemicals)	8,755	112,227
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	195,203	806,243

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  3

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Australia (continued)
Orora Limited (Materials, Containers & Packaging)	21,357	$35,284
OZ Minerals Limited (Materials, Metals & Mining)	6,358	68,558
Qantas Airways Limited (Industrials, Airlines)	337,212	979,920
QBE Insurance Group Limited (Financials, Insurance)	5,319	41,623
Qube Holdings Limited (Industrials, Transportation Infrastructure)	40,310	81,462
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	4,121	197,746
REA Group Limited (Communication Services, Interactive Media & Services)	1,220	102,731
Reece Limited (Industrials, Trading Companies & Distributors)	8,898	80,065
Reliance Worldwide Corporation Limited (Industrials, Building Products)	18,281	51,506
Rio Tinto Limited (Materials, Metals & Mining)	26,066	1,884,048
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	244,239	1,021,385
Saracen Mineral Holdings Limited (Materials, Metals & Mining) †	21,358	82,229
Scentre Group (Real Estate, Equity REITs)	623,869	1,039,904
SEEK Limited (Industrials, Professional Services)	8,030	122,419
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	13,945	329,639
Spark Infrastructure Group (Utilities, Electric Utilities)	37,439	61,577
Steadfast Group Limited (Financials, Insurance)	19,082	50,525
Stockland Corporation Limited (Real Estate, Equity REITs)	322,924	943,164
Suncorp Group Limited (Financials, Insurance)	32,866	225,435
Sydney Airport Holdings Limited (Industrials, Transportation Infrastructure)	62,350	263,041
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	145,622	388,801
Telstra Corporation Limited (Communication Services, Diversified Telecommunication Services)	313,013	667,193
The GPT Group (Real Estate, Equity REITs)	146,207	413,008
The Star Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	21,121	45,955
TPG Telecom Limited (Communication Services, Diversified Telecommunication Services)	11,769	71,438
Transurban Group (Industrials, Transportation Infrastructure)	64,642	641,729
Treasury Wine Estates Limited (Consumer Staples, Beverages)	26,392	180,055
Vicinity Centres (Real Estate, Equity REITs)	644,583	686,971
Washington H. Soul Pattinson & Company Limited (Energy, Oil, Gas & Consumable Fuels)	18,507	285,691
Wesfarmers Limited (Consumer Discretionary, Multiline Retail)	45,881	1,608,055
Westpac Banking Corporation (Financials, Banks)	57,289	741,127
Wisetech Global Limited (Information Technology, Software)	3,259	67,736
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	10,642	153,684
Woolworths Group Limited (Consumer Staples, Food & Staples Retailing)	42,182	1,240,409
WorleyParsons Limited (Energy, Energy Equipment & Services)	6,440	45,693

		38,464,799

Austria: 0.25%
Andritz AG (Industrials, Machinery)	10,439	349,305
Bawag Group AG (Financials, Banks) 144A†	1,376	51,823
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks) †	15,912	386,987
OMV AG (Energy, Oil, Gas & Consumable Fuels) †	6,942	225,828
Raiffeisen Bank International AG (Financials, Banks) †	22,707	406,461
Verbund AG (Utilities, Electric Utilities)	1,415	75,987
Voestalpine AG (Materials, Metals & Mining)	859	21,332
Wienerberger AG (Materials, Construction Materials) †	2,501	67,511

		1,585,234

Belgium: 0.76%
Ackermans & Van Haaren NV (Financials, Diversified Financial Services) †	617	87,693
Aedifica SA (Real Estate, Equity REITs)	695	81,860
Ageas NV (Financials, Insurance)	5,665	237,964
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	10,976	639,258
Cofinimmo SA (Real Estate, Equity REITs)	686	100,529
Colruyt SA (Consumer Staples, Food & Staples Retailing)	5,158	326,231
Elia System Operator SA/NV (Utilities, Electric Utilities)	5,952	639,964

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Belgium (continued)
KBC Group NV (Financials, Banks)	5,323	$305,541
Proximus SA (Communication Services, Diversified Telecommunication Services)	4,269	84,516
Sofina SA (Financials, Diversified Financial Services)	1,021	306,430
Solvay SA (Materials, Chemicals)	84	7,282
Telenet Group Holding NV (Communication Services, Media)	5,474	212,826
UCB SA (Health Care, Pharmaceuticals)	7,325	869,933
Umicore SA (Materials, Chemicals)	17,696	812,814
Warehouses De Pauw SCA (Real Estate, Equity REITs)	3,045	107,559

		4,820,400

Bermuda: 0.06%
Hong Kong Land Holdings Limited (Real Estate, Real Estate Management & Development)	8,800	33,704
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	5,776	242,592
Jardine Strategic Holdings Limited (Industrials, Industrial Conglomerates)	3,773	75,686

		351,982

Cambodia: 0.01%
NagaCorp Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	32,667	39,494

Canada: 9.82%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	6,595	543,739
Air Canada (Industrials, Airlines) †	21,733	293,250
Algonquin Power & Utilities Corporation (Utilities, Multi-Utilities)	24,600	340,988
Alimentation Couche-Tard Incorporated Class B (Consumer Staples, Food & Staples Retailing)	41,670	1,359,982
Altagas Limited (Energy, Oil, Gas & Consumable Fuels)	54,700	707,470
ATCO Limited Class I (Utilities, Multi-Utilities)	15,500	472,243
B2Gold Corporation (Materials, Metals & Mining)	83,100	560,094
Bank of Montreal (Financials, Banks)	26,591	1,687,586
Barrick Gold Corporation (Materials, Metals & Mining)	74,771	2,215,012
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) †	9,100	151,045
BCE Incorporated (Communication Services, Diversified Telecommunication Services)	21,958	943,739
Brookfield Asset Management Incorporated Class A (Financials, Capital Markets)	56,428	1,904,367
CAE Incorporated (Industrials, Aerospace & Defense)	8,800	139,521
Cameco Corporation (Energy, Oil, Gas & Consumable Fuels)	14,900	172,606
Canadian Apartment Properties (Real Estate, Equity REITs)	4,400	151,800
Canadian Imperial Bank of Commerce (Financials, Banks)	21,774	1,728,766
Canadian National Railway Company (Industrials, Road & Rail)	32,037	3,366,421
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	42,400	836,070
Canadian Pacific Railway Limited (Industrials, Road & Rail)	7,282	2,154,369
Canadian Tire Corporation Limited Class A (Consumer Discretionary, Multiline Retail)	3,400	355,679
Canadian Utilities Limited Class A (Utilities, Multi-Utilities)	13,300	333,838
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	7,200	34,003
CGI Incorporated (Information Technology, IT Services) †	11,265	791,275
CI Financial Corporation (Financials, Capital Markets)	20,400	289,652
Constellation Software Incorporated (Information Technology, Software)	1,128	1,305,837
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	7,777	303,603
Emera Incorporated (Utilities, Electric Utilities)	7,300	298,022
Empire Company Limited Class A (Consumer Staples, Food & Staples Retailing)	10,200	265,489
Enbridge Incorporated (Energy, Oil, Gas & Consumable Fuels)	104,300	3,336,864
Fairfax Financial Holdings Limited (Financials, Insurance)	800	246,615
First Capital REIT (Real Estate, Equity REITs)	38,100	399,592
Fortis Incorporated (Utilities, Electric Utilities)	17,844	713,705
Franco-Nevada Corporation (Materials, Metals & Mining)	8,208	1,234,457
Gildan Activewear Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	16,000	310,223
Great-West Lifeco Incorporated (Financials, Insurance)	1,400	28,561
Hydro One Limited (Utilities, Electric Utilities) 144A	5,600	115,920

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  5

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Canada (continued)
iA Financial Corporation (Financials, Insurance)	14,700	$529,126
IGM Financial Incorporated (Financials, Capital Markets)	22,600	551,507
Intact Financial Corporation (Financials, Insurance)	6,575	704,254
Inter Pipeline Limited (Energy, Oil, Gas & Consumable Fuels)	19,100	201,638
Keyera Corporation (Energy, Oil, Gas & Consumable Fuels)	21,400	390,806
Kinross Gold Corporation (Materials, Metals & Mining) †	52,300	464,424
Kinross Gold Corporation (Materials, Metals & Mining) †	20,900	185,550
Kirkland Lake Gold Limited (Materials, Metals & Mining)	11,400	607,429
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	3,985	205,948
Lundin Mining Corporation (Materials, Metals & Mining)	22,100	138,427
Magna International Incorporated (Consumer Discretionary, Auto Components)	24,227	1,179,821
Manulife Financial Corporation (Financials, Insurance)	98,300	1,449,988
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	14,930	674,417
National Bank of Canada (Financials, Banks)	21,708	1,193,287
Onex Corporation (Financials, Diversified Financial Services)	13,200	640,899
Open Text Corporation (Information Technology, Software)	1,800	81,641
Open Text Corporation (Information Technology, Software)	15,218	690,593
Pan American Silver Corporation (Materials, Metals & Mining)	2,900	104,697
Parkland Corporation (Energy, Oil, Gas & Consumable Fuels)	3,700	104,871
Pembina Pipeline Corporation (Energy, Oil, Gas & Consumable Fuels)	25,152	622,846
Power Corporation of Canada (Financials, Insurance)	33,896	676,699
Quebecor Incorporated Class B (Communication Services, Media)	13,000	322,321
Restaurant Brands International Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,903	590,727
RioCan REIT (Real Estate, Equity REITs)	20,900	243,714
Ritchie Bros. Auctioneers Incorporated (Industrials, Commercial Services & Supplies)	2,900	169,685
Rogers Communications Incorporated Class B (Communication Services, Wireless Telecommunication Services)	8,674	360,832
Royal Bank of Canada (Financials, Banks)	64,531	4,914,221
Shaw Communications Incorporated Class B (Communication Services, Media)	15,405	288,058
Shopify Incorporated Class A (Information Technology, Software) †	1,800	1,922,654
Smart REIT (Real Estate, Equity REITs)	28,700	451,948
Sun Life Financial Incorporated (Financials, Insurance)	28,558	1,191,933
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	41,262	662,103
TC Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	47,900	2,239,752
Telus Corporation (Communication Services, Diversified Telecommunication Services)	16,088	296,265
The Bank of Nova Scotia (Financials, Banks)	53,808	2,325,416
The Toronto-Dominion Bank (Financials, Banks)	35,818	1,786,850
Thomson Reuters Corporation (Industrials, Professional Services)	3,918	299,508
TMX Group Limited (Financials, Capital Markets)	2,900	304,863
Waste Connections Incorporated—Toronto Exchange (Industrials, Commercial Services & Supplies)	5,767	576,722
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	15,976	853,213
WSP Global Incorporated (Industrials, Construction & Engineering)	700	47,490
Yamana Gold Incorporated (Materials, Metals & Mining)	122,600	759,465

		62,099,011

China: 0.28%
AAC Technologies Holdings Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	12,500	78,869
Beigene Limited (Health Care, Biotechnology) †	16,700	313,736
Beigene Limited ADR (Health Care, Biotechnology) †	880	212,582
MicroPort Scientific Corporation (Health Care, Health Care Equipment & Supplies)	14,000	63,676
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	116,400	513,649
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	33,845	63,671
Xiaomi Corporation Class B (Information Technology, Technology Hardware, Storage & Peripherals) 144A†	182,600	553,676

		1,799,859

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Denmark: 2.48%
A.P. Moller Maersk AS Class B (Industrials, Marine)	36	$55,198
Ambu AS Class B (Health Care, Health Care Equipment & Supplies)	8,162	239,980
Bakkafrost PF (Consumer Staples, Food Products) †	1,175	73,575
Carlsberg AS Class B (Consumer Staples, Beverages)	6,874	966,029
Christian Hansen Holding AS (Materials, Chemicals)	2,248	258,113
Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	6,760	1,147,140
Danske Bank AS (Financials, Banks) †	22,932	354,918
DSV Panalpina AS (Industrials, Air Freight & Logistics)	5,648	883,195
Genmab AS (Health Care, Biotechnology) †	3,677	1,388,826
GN Store Nord AS (Health Care, Health Care Equipment & Supplies)	2,915	211,183
H. Lundbeck AS (Health Care, Pharmaceuticals)	1,429	46,918
ISS AS (Industrials, Commercial Services & Supplies) †	3,603	55,475
Netcompany Group AS (Information Technology, IT Services) †	892	77,221
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	87,371	5,787,008
Novozymes AS Class B (Materials, Chemicals)	9,667	572,025
Orsted AS (Utilities, Electric Utilities) 144A	4,506	637,579
Pandora AS (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	18,042	1,317,794
Rockwool International AS B Shares (Industrials, Building Products)	190	72,191
Royal Unibrew AS (Consumer Staples, Beverages)	892	93,524
SimCorp AS (Information Technology, Software)	871	110,731
Topdanmark AS (Financials, Insurance)	997	42,964
Tryg AS (Financials, Insurance)	2,686	82,462
Vestas Wind Systems AS (Industrials, Electrical Equipment)	7,377	1,121,632
William Demant Holding (Health Care, Health Care Equipment & Supplies) †	1,754	52,359

		15,648,040

Finland: 1.22%
Elisa Oyj (Communication Services, Diversified Telecommunication Services)	13,949	820,483
Fortum Oyj (Utilities, Electric Utilities)	12,769	269,939
Huhtamaki Oyj (Materials, Containers & Packaging) †	2,206	106,723
Kesko Oyj Class B (Consumer Staples, Food & Staples Retailing)	5,899	130,866
Kojamo Oyj (Real Estate, REITs)	4,146	100,437
Kone Oyj Class B (Industrials, Machinery)	14,166	1,214,455
Neste Oil Oyj (Energy, Oil, Gas & Consumable Fuels)	21,412	1,144,986
Nokia Oyj (Information Technology, Communications Equipment) †	112,570	547,081
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	2,956	82,298
Nordea Bank AB (Financials, Banks) †	78,480	631,756
Orion Oyj Class B (Health Care, Pharmaceuticals)	20,833	977,537
Sampo Oyj Class A (Financials, Insurance)	19,807	797,265
Stora Enso Oyj (Materials, Paper & Forest Products)	13,839	203,627
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	20,042	607,734
Valmet Corporation Oyj (Industrials, Machinery)	2,964	81,070

		7,716,257

France: 7.31%
Aeroports de Paris SA (Industrials, Transportation Infrastructure)	757	79,316
Air Liquide SA (Materials, Chemicals)	21,352	3,543,051
Alstom SA (Industrials, Machinery) †	8,962	498,806
Alten SA (Information Technology, IT Services) †	736	63,809
Amundi SA (Financials, Capital Markets) 144A†	5,339	414,771
Arkema SA (Materials, Chemicals)	7,216	799,982
Atos Origin SA (Information Technology, IT Services) †	12,416	1,074,206
AXA SA (Financials, Insurance)	67,224	1,369,867
BioMerieux (Health Care, Health Care Equipment & Supplies)	3,975	602,433
BNP Paribas SA (Financials, Banks) †	35,376	1,543,626
Bouygues SA (Industrials, Construction & Engineering) †	11,600	460,275

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  7

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

France (continued)
Bureau Veritas SA (Industrials, Professional Services) †	6,379	$144,597
Capgemini SE (Information Technology, IT Services)	4,635	641,617
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing) †	1,100	28,551
CNP Assurances SA (Financials, Insurance) †	25,140	336,609
Compagnie de Saint-Gobain SA (Industrials, Building Products) †	18,294	741,822
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	7,746	874,638
Covivio (Real Estate, Equity REITs)	7,347	544,464
Credit Agricole SA (Financials, Banks) †	21,957	225,026
Danone SA (Consumer Staples, Food Products)	7,058	464,089
Dassault Aviation SA (Industrials, Aerospace & Defense) †	612	556,877
Dassault Systemes SA (Information Technology, Software)	4,661	877,994
Eiffage SA (Industrials, Construction & Engineering) †	4,382	403,803
Electricite de France SA (Utilities, Electric Utilities)	10,583	111,162
Elis SA (Industrials, Commercial Services & Supplies) †	3,969	51,390
Engie SA (Utilities, Multi-Utilities) †	25,574	355,696
EssilorLuxottica SA (Health Care, Health Care Equipment & Supplies) †	5,672	758,769
Faurecia SE (Consumer Discretionary, Auto Components) †	7,674	334,350
Gecina SA (Real Estate, Equity REITs)	5,210	716,239
Getlink SE (Industrials, Transportation Infrastructure) †	24,664	377,917
Hermes International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,644	1,411,368
Icade SA (Real Estate, Equity REITs)	3,544	229,436
Iliad SA (Communication Services, Diversified Telecommunication Services)	2,980	636,557
Ingenico SA (Information Technology, Electronic Equipment, Instruments & Components) †	3,224	547,095
Kering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,922	1,180,296
Klepierre SA (Real Estate, Equity REITs)	27,137	446,575
L’Oreal SA (Consumer Staples, Personal Products)	6,625	2,189,156
La Francaise Des Jeux SA (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	2,875	106,666
Legrand SA (Industrials, Electrical Equipment)	11,486	958,107
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,356	2,979,362
Natixis SA (Financials, Capital Markets) †	13,191	36,284
Orange SA (Communication Services, Diversified Telecommunication Services)	25,421	283,036
Orpea SA (Health Care, Health Care Providers & Services) †	1,198	143,893
Pernod-Ricard SA (Consumer Staples, Beverages)	9,081	1,555,083
Peugeot SA (Consumer Discretionary, Automobiles) †	16,546	283,738
Publicis Groupe SA (Communication Services, Media) †	7,423	260,166
Remy Cointreau SA (Consumer Staples, Beverages)	577	94,953
Rubis SCA (Utilities, Gas Utilities)	2,238	105,707
Safran SA (Industrials, Aerospace & Defense) †	8,804	1,019,317
Sanofi SA (Health Care, Pharmaceuticals)	30,704	3,109,690
Sartorius Stedim Biotech SA (Health Care, Life Sciences Tools & Services)	1,276	456,510
Schneider Electric SE (Industrials, Electrical Equipment)	15,557	1,926,113
SCOR SE (Financials, Insurance) †	20,641	552,248
Societe Generale SA (Financials, Banks) †	32,069	519,777
Sodexo SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,739	339,091
Sopra Steria Group (Information Technology, IT Services) †	341	55,465
Spie SA (Industrials, Commercial Services & Supplies)	2,975	50,520
Suez Environnement Company SA (Utilities, Multi-Utilities)	8,894	153,951
Teleperformance SE (Industrials, Professional Services)	3,227	995,083
Thales SA (Industrials, Aerospace & Defense)	3,308	258,568
Total SA (Energy, Oil, Gas & Consumable Fuels)	55,049	2,174,429
Valeo SA (Consumer Discretionary, Auto Components)	7,521	229,765
Veolia Environnement SA (Utilities, Multi-Utilities)	17,690	426,429
Vinci SA (Industrials, Construction & Engineering)	10,595	993,530
Vivendi SA (Communication Services, Entertainment)	12,250	347,921
Worldline SA (Information Technology, IT Services) 144A†	1,823	167,555

		46,219,192

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Germany: 6.59%
adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	8,001	$2,430,919
Allianz AG (Financials, Insurance)	6,195	1,341,942
Alstria Office REIT AG (Real Estate, Equity REITs) †	4,064	60,768
BASF SE (Materials, Chemicals)	17,907	1,091,118
Bayer AG (Health Care, Pharmaceuticals)	29,005	1,922,413
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	7,217	518,036
Bechtle AG (Information Technology, IT Services)	577	116,505
Beiersdorf AG (Consumer Staples, Personal Products)	3,575	412,971
Brenntag AG (Industrials, Trading Companies & Distributors)	9,611	601,679
Cancom SE (Information Technology, IT Services)	837	46,186
Carl Zeiss Meditec AG (Health Care, Health Care Equipment & Supplies) †	801	90,234
Covestro AG (Materials, Chemicals) 144A	3,971	188,888
CTS Eventim AG & Company KGaA (Communication Services, Entertainment) †	1,286	63,872
Daimler AG (Consumer Discretionary, Automobiles)	18,073	919,743
Delivery Hero AG (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	2,773	297,891
Deutsche Boerse AG (Financials, Capital Markets)	10,160	1,920,511
Deutsche Lufthansa AG (Industrials, Airlines) †	13,700	142,726
Deutsche Post AG (Industrials, Air Freight & Logistics)	29,711	1,351,569
Deutsche Telekom AG (Communication Services, Diversified Telecommunication Services)	147,624	2,598,465
Deutsche Wohnen AG (Real Estate, Real Estate Management & Development)	19,810	1,055,302
E.ON SE (Utilities, Multi-Utilities)	56,745	671,072
Evonik Industries AG (Materials, Chemicals)	7,082	205,367
Evotec AG (Health Care, Life Sciences Tools & Services) †	2,837	75,836
Fraport AG (Industrials, Transportation Infrastructure) †	1,571	71,541
Freenet AG (Communication Services, Wireless Telecommunication Services)	3,181	68,689
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	9,680	820,859
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	18,735	867,468
GEA Group AG (Industrials, Machinery)	5,830	212,613
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	568	67,003
Hannover Rueck SE (Financials, Insurance)	3,544	603,089
Heidelbergcement AG (Materials, Construction Materials)	668	42,425
Hellofresh SE (Consumer Discretionary, Internet & Direct Marketing Retail) †	2,879	148,077
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	19,530	539,770
Kion Group AG (Industrials, Machinery) †	4,350	367,839
Knorr Bremse AG (Industrials, Machinery)	1,055	134,057
LANXESS AG (Materials, Chemicals)	10,400	608,255
LEG Immobilien AG (Real Estate, Real Estate Management & Development)	3,923	577,043
Merck KGaA (Health Care, Pharmaceuticals)	7,356	997,652
Metro AG (Consumer Staples, Food & Staples Retailing)	1,332	13,180
MTU Aero Engines AG (Industrials, Aerospace & Defense) †	3,412	632,133
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	7,059	2,036,047
Nemetschek SE (Information Technology, Software)	3,828	304,238
ProSiebenSat.1 Media AG (Communication Services, Media) †	4,511	51,044
Puma AG Rudolf Dassler Sport (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	6,703	553,373
Rational AG (Industrials, Machinery)	114	72,918
Rheinmetall AG (Industrials, Industrial Conglomerates)	958	88,646
RWE AG (Utilities, Multi-Utilities)	14,718	584,872
SAP SE (Information Technology, Software)	24,120	3,973,289
Scout24 AG (Communication Services, Interactive Media & Services) 144A	9,210	856,729
Siemens AG (Industrials, Industrial Conglomerates)	18,985	2,620,364
Siemens Healthineers AG (Health Care, Health Care Equipment & Supplies) 144A	7,222	328,360
Symrise AG (Materials, Chemicals)	3,766	519,300
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	3,142	93,888
TeamViewer AG (Information Technology, Software) †	751	40,661
Telefónica Deutschland Holding AG (Communication Services, Diversified Telecommunication Services)	23,741	65,615
TUI AG (Consumer Discretionary, Hotels, Restaurants & Leisure)	9,648	41,926

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  9

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Germany (continued)
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	25,679	$840,872
United Internet AG (Communication Services, Diversified Telecommunication Services)	17,614	864,749
Vonovia SE (Real Estate, Real Estate Management & Development)	21,460	1,536,558
Zalando SE (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	14,859	1,296,918

		41,666,073

Hong Kong: 2.56%
AIA Group Limited (Financials, Insurance)	233,200	2,401,146
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	13,144	141,358
BOC Hong Kong Holdings Limited (Financials, Banks)	178,000	505,277
Budweiser Brewing Company (Consumer Staples, Beverages) 144A	181,000	610,713
CK Asset Holdings Limited (Real Estate, Real Estate Management & Development)	165,190	897,332
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	223,070	1,460,711
CK Infrastructure Holdings Limited (Utilities, Electric Utilities)	18,750	99,191
CLP Holdings Limited (Utilities, Electric Utilities)	88,500	869,561
ESR Cayman Limited (Real Estate, Real Estate Management & Development) †	27,200	81,247
Fosun International (Industrials, Industrial Conglomerates)	52,167	58,089
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	152,000	1,197,337
Hang Lung Group Limited (Real Estate, Real Estate Management & Development)	16,569	42,758
Hang Lung Properties Limited (Real Estate, Real Estate Management & Development)	84,332	237,756
Hang Seng Bank Limited (Financials, Banks)	927	14,580
Henderson Land Development Company Limited (Real Estate, Real Estate Management & Development)	61,198	241,232
HK Electric Investments Limited (Utilities, Electric Utilities) 144A	117,500	119,619
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	238,092	346,530
Hong Kong Exchanges & Clearing Limited (Financials, Capital Markets)	24,600	1,241,712
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Communication Services, Diversified Telecommunication Services)	199,574	285,319
Hysan Development Company Limited (Real Estate, Real Estate Management & Development)	14,192	44,864
Kerry Properties Limited (Real Estate, Real Estate Management & Development)	120,166	312,424
New World Development Company Limited (Real Estate, Real Estate Management & Development)	46,493	241,457
PCCW Limited (Communication Services, Diversified Telecommunication Services)	220,000	137,958
Power Assets Holdings Limited (Utilities, Electric Utilities)	49,417	283,104
Shenzhou International Group Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	16,600	267,735
Sino Land Company (Real Estate, Real Estate Management & Development)	225,899	263,202
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	100,000	137,545
Sun Hung Kai Properties Limited (Real Estate, Real Estate Management & Development)	60,000	806,689
Swire Pacific Limited Class A (Real Estate, Real Estate Management & Development)	64,978	353,807
Techtronic Industries Company Limited (Industrials, Machinery)	86,743	1,101,328
The Bank of East Asia Limited (Financials, Banks)	9,600	21,652
Vitasoy International Holdings Limited (Consumer Staples, Food Products)	19,669	70,045
WH Group Limited (Consumer Staples, Food Products) 144A	1,171,000	1,010,811
Wharf Holdings Limited (Real Estate, Real Estate Management & Development)	17,472	34,086
Wharf Real Estate Investment Company Limited (Real Estate, Real Estate Management & Development)	39,296	163,518
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	45,334	78,382

		16,180,075

Ireland: 1.19%
Bank of Ireland Group plc (Financials, Banks) †	25,388	57,140
CRH plc (Materials, Construction Materials)	10,303	381,148
DCC plc (Industrials, Industrial Conglomerates)	7,931	704,592
Flutter Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,140	866,709
Glanbia plc (Consumer Staples, Food Products)	5,324	61,310
Kerry Group plc Class A (Consumer Staples, Food Products)	6,089	799,294
Kingspan Group plc (Industrials, Building Products)	9,691	832,084
Linde plc (Materials, Chemicals)	11,892	2,991,530

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Ireland (continued)
Smurfit Kappa Group plc (Materials, Containers & Packaging)	22,119	$783,425
UDG Healthcare plc (Health Care, Health Care Providers & Services)	5,784	55,939

		7,533,171

Israel: 0.37%
Bank Hapoalim Limited (Financials, Banks)	28,505	172,843
Check Point Software Technologies Limited (Information Technology, Software) †	7,071	892,784
Israel Chemicals Limited (Materials, Chemicals)	46,334	172,521
Israel Discount Bank Limited Class A (Financials, Banks)	29,356	94,165
Mizrahi Tefahot Bank Limited (Financials, Banks)	15,493	315,961
Nice Systems Limited (Information Technology, Software) †	2,971	680,209

		2,328,483

Italy: 1.55%
A2A SpA (Utilities, Multi-Utilities)	36,567	53,368
Amplifon SpA (Health Care, Health Care Providers & Services) †	2,701	89,993
Assicurazioni Generali SpA (Financials, Insurance)	60,668	941,538
Atlantia SpA (Industrials, Transportation Infrastructure) †	24,865	395,536
Banco BPM SpA (Financials, Banks) †	34,398	57,961
DiaSorin SpA (Health Care, Health Care Equipment & Supplies)	1,877	339,348
Enel SpA (Utilities, Electric Utilities)	183,418	1,661,095
FinecoBank SpA (Financials, Banks) †	20,861	316,160
Hera SpA (Utilities, Multi-Utilities)	20,414	78,004
Infrastrutture Wireless Italiane SpA (Communication Services, Diversified Telecommunication Services) 144A	479	4,667
Interpump Group SpA (Industrials, Machinery)	1,898	66,364
Intesa Sanpaolo SpA (Financials, Banks) †	457,348	985,235
Italgas SpA (Utilities, Gas Utilities)	10,155	65,379
Leonardo SpA (Industrials, Aerospace & Defense)	107,123	724,570
Mediobanca SpA (Financials, Banks)	56,656	492,339
Moncler SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	6,461	250,197
Nexi SpA (Information Technology, IT Services) 144A†	13,117	233,467
Pirelli & C. SpA (Consumer Discretionary, Auto Components) 144A†	10,522	45,467
Poste Italiane SpA (Financials, Insurance) 144A	14,514	133,193
Prysmian SpA (Industrials, Electrical Equipment)	30,646	857,234
Recordati SpA (Health Care, Pharmaceuticals)	7,818	426,083
Snam SpA (Utilities, Gas Utilities)	57,079	292,214
Telecom Italia RSP (Communication Services, Diversified Telecommunication Services)	49,236	23,256
Telecom Italia SpA (Communication Services, Diversified Telecommunication Services)	207,914	98,948
Terna SpA (Utilities, Electric Utilities)	84,948	614,116
UniCredit SpA (Financials, Banks) †	53,113	522,905
Unione di Banche SpA (Financials, Banks) †	10,027	43,436

		9,812,073

Japan: 23.01%
ABC-Mart Incorporated (Consumer Discretionary, Specialty Retail)	1,100	57,952
Acom Company Limited (Financials, Consumer Finance)	12,100	47,296
Activia Properties Incorporated (Real Estate, Equity REITs)	17	64,122
Advance Residence Investment Corporation (Real Estate, Equity REITs)	29	85,975
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	10,500	502,620
Aeon Financial Service Company Limited (Financials, Consumer Finance)	1,550	13,800
Aica Kogyo Company Limited (Industrials, Building Products)	1,500	51,551
Air Water Incorporated (Materials, Chemicals)	9,500	133,645
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	5,300	182,396
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	13,100	244,400
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	17,200	345,900

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  11

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Japan (continued)
All Nippon Airways Company Limited (Industrials, Airlines) †	8,800	$219,969
Alps Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	4,700	74,817
Amada Holdings Company Limited (Industrials, Machinery)	14,700	131,018
Anritsu Corporation Anritsu Corp(Information Technology, Electronic Equipment, Instruments & Components)	3,300	72,097
Aozora Bank Limited (Financials, Banks)	30,900	555,771
Asahi Glass Company Limited (Industrials, Building Products)	6,300	178,742
Asahi Group Holdings Limited (Consumer Staples, Beverages)	24,600	862,388
Asahi Intecc Company Limited (Health Care, Health Care Equipment & Supplies)	5,434	161,355
Asahi Kasei Corporation (Materials, Chemicals)	38,400	322,674
ASICS Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,400	60,819
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	117,300	1,843,420
Azbil Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,200	100,609
Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	9,300	578,380
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	1,767	45,061
Bridgestone Corporation (Consumer Discretionary, Auto Components)	14,600	463,302
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	51,500	853,349
Calbee Incorporated (Consumer Staples, Food Products)	10,500	327,645
Capcom Company Limited (Communication Services, Entertainment)	1,967	95,457
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	27,400	442,115
Central Japan Railway Company (Industrials, Road & Rail)	7,000	1,050,182
Chiba Bank Limited (Financials, Banks)	139,100	722,325
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	36,800	454,984
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	32,900	1,466,467
Comsys Holdings Corporation (Industrials, Construction & Engineering)	2,867	80,178
Concordia Financial Group Limited (Financials, Banks)	50,100	166,503
Cosmos Pharmaceutical Corporation (Consumer Staples, Food & Staples Retailing)	3,000	528,254
Credit Saison Company Limited (Financials, Consumer Finance)	3,767	43,000
CyberAgent Incorporated (Communication Services, Media)	6,900	368,078
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	15,700	334,115
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	42,500	644,231
Daicel Corporation (Materials, Chemicals)	50,600	367,861
Daifuku Company Limited (Industrials, Machinery)	5,600	493,301
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	8,100	722,473
Daiichikosho Company Limited (Communication Services, Entertainment)	1,067	33,345
Daikin Industries Limited (Industrials, Building Products)	5,066	954,942
Daito Trust Construction Company Limited (Real Estate, Real Estate Management & Development)	6,200	550,311
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	33,000	885,016
Daiwa House Residential Investment Corporation (Real Estate, Equity REITs)	39	101,997
Daiwa Office Investment Corporation (Real Estate, Equity REITs)	7	40,580
Daiwa Securities Group Incorporated (Financials, Capital Markets)	71,400	322,232
Denka Company Limited (Materials, Chemicals)	2,000	56,309
Denso Corporation (Consumer Discretionary, Auto Components)	3,900	164,116
DIC Incorporated (Materials, Chemicals)	1,767	42,092
Disco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	1,200	280,187
Dowa Mining Company Limited (Materials, Metals & Mining)	1,300	40,443
East Japan Railway Company (Industrials, Road & Rail)	9,034	588,278
Ebara Corporation (Industrials, Machinery)	2,134	55,045
Eisai Company Limited (Health Care, Pharmaceuticals)	5,100	446,127
Electric Power Development Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	6,450	97,376
Ezaki Glico Company Limited (Consumer Staples, Food Products)	1,334	56,678
FANCL Corporation (Consumer Staples, Personal Products)	1,934	63,271
FANUC Corporation (Industrials, Machinery)	2,200	386,451
Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	200	119,492
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	10,800	338,026

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Japan (continued)
Fuji Television Network Incorporated (Communication Services, Media)	3,667	$36,457
FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	11,700	557,411
Fujitsu Limited (Information Technology, IT Services)	13,400	1,748,459
Fukuoka Financial Group Incorporated (Financials, Banks)	48,100	797,012
GLP J-REIT (Real Estate, Equity REITs)	91	140,562
GMO Payment Gateway Incorporated (Information Technology, IT Services)	900	95,256
Goldwin Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	967	69,844
Hakuhodo DY Holdings Incorporated (Communication Services, Media)	18,100	225,577
Hamamatsu Photonics (Information Technology, Electronic Equipment, Instruments & Components)	3,200	145,928
Hankyu Hanshin Holdings Incorporated (Industrials, Road & Rail)	14,200	461,870
Haseko Corporation (Consumer Discretionary, Household Durables)	6,800	92,901
Hikari Tsushin Incorporated (Consumer Discretionary, Specialty Retail)	500	120,946
Hino Motors Limited (Industrials, Machinery)	13,600	91,681
Hirose Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,100	238,125
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	13,700	632,517
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	5,100	179,125
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	27,300	909,871
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	35,300	909,538
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	967	53,045
Hoshizaki Electric Company Limited (Industrials, Machinery)	2,000	153,142
House Foods Group Incorporated (Consumer Staples, Food Products)	1,900	64,221
Hoya Corporation (Health Care, Health Care Equipment & Supplies)	16,600	1,632,337
Hulic Company Limited (Real Estate, Real Estate Management & Development)	34,200	311,922
Ibiden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,967	93,143
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	10,300	227,171
IHI Corporation (Industrials, Machinery)	3,567	53,043
Iida Group Holdings Company Limited (Consumer Discretionary, Household Durables)	11,200	218,893
Industrial & Infrastructure Fund Investment Corporation (Real Estate, Equity REITs)	39	68,194
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	62,900	400,151
Invincible Investment Corporation (Real Estate, Equity REITs)	153	45,792
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	9,000	49,625
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	29,700	294,154
ITO EN Limited (Consumer Staples, Beverages)	9,300	562,838
Itochu Corporation (Industrials, Trading Companies & Distributors)	80,600	2,072,550
Itochu Techno-Solutions Corporation (Information Technology, IT Services)	16,400	594,590
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	6,200	43,201
Japan Airlines Company Limited (Industrials, Airlines)	9,367	186,960
Japan Airport Terminal Company Limited (Industrials, Transportation Infrastructure)	1,867	84,082
Japan Excellent Incorporated (Real Estate, Equity REITs)	30	35,604
Japan Exchange Group Incorporated (Financials, Capital Markets)	11,400	295,777
Japan Hotel REIT Investment Corporation (Real Estate, Equity REITs)	105	48,775
Japan Logistics Fund Incorporated (Real Estate, Equity REITs)	20	53,817
Japan Post Holding Company Limited (Financials, Insurance)	12,000	191,927
Japan Prime Realty Investment Corporation (Real Estate, Equity REITs)	53	160,379
Japan Real Estate Investment Corporation (Real Estate, Equity REITs)	31	173,856
Japan Retail Fund Investment Corporation (Real Estate, Equity REITs)	62	93,601
JCR Pharmaceuticals Company Limited (Health Care, Pharmaceuticals)	500	53,770
JFE Holdings Incorporated (Materials, Metals & Mining)	12,900	97,802
JGC Corporation (Industrials, Construction & Engineering)	5,867	64,866
JSR Corporation (Materials, Chemicals)	9,800	209,111
JustSystems Corporation (Information Technology, Software)	700	53,666
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	147,800	579,953
K’s Holdings Corporation (Consumer Discretionary, Specialty Retail)	4,800	68,115
Kagome Company Limited (Consumer Staples, Food Products)	2,034	63,277
Kajima Corporation (Industrials, Construction & Engineering)	31,100	387,887
Kakaku.com Incorporated (Communication Services, Interactive Media & Services)	10,300	274,920

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  13

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Japan (continued)
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	934	$43,210
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	39,300	812,604
Kaneka Corporation (Materials, Chemicals)	1,500	38,068
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	25,734	253,659
Kansai Paint Company Limited (Materials, Chemicals)	6,650	158,786
Kao Corporation (Consumer Staples, Personal Products)	24,300	1,851,265
Kawasaki Heavy Industries Limited (Industrials, Machinery)	5,200	73,742
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	96,300	2,798,578
Keihan Electric Railway Company Limited (Industrials, Industrial Conglomerates)	4,900	211,424
Keikyu Corporation (Industrials, Road & Rail)	15,200	227,035
Keio Corporation (Industrials, Road & Rail)	3,000	181,561
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	4,200	123,722
Kenedix Realty Investment Corporation (Real Estate, Equity REITs)	10	59,387
Kewpie Corporation (Consumer Staples, Food Products)	3,067	58,146
Keyence Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,300	1,360,940
Kikkoman Corporation (Consumer Staples, Food Products)	8,200	445,943
Kinden Corporation (Industrials, Construction & Engineering)	3,134	51,782
Kintetsu Group Holdings Company Limited (Industrials, Road & Rail)	6,800	299,183
Kirin Brewery Company Limited (Consumer Staples, Beverages)	45,600	897,663
Kobayashi Pharmaceutical Company Limited (Consumer Staples, Personal Products)	6,500	579,332
Kobe Bussan Company Limited (Consumer Staples, Food & Staples Retailing)	2,900	171,128
Koito Manufacturing Company Limited (Consumer Discretionary, Auto Components)	2,867	139,134
Komatsu Limited (Industrials, Machinery)	31,600	687,404
Konami Holdings Corporation (Communication Services, Entertainment)	2,400	92,565
Konica Minolta Holdings Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	11,200	36,271
Kubota Corporation (Industrials, Machinery)	900	16,285
Kurita Water Industries Limited (Industrials, Machinery)	13,200	413,766
Kyowa Exeo Corporation (Industrials, Construction & Engineering)	2,467	62,167
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	14,300	370,208
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	10,500	93,089
Kyushu Financial Group Incorporated (Financials, Banks)	9,800	45,061
Kyushu Railway Company (Industrials, Road & Rail)	14,000	309,040
LaSalle Logiport REIT (Real Estate, Equity REITs)	28	47,057
Lasertec Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	4,900	370,108
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	1,034	51,058
Lion Corporation (Consumer Staples, Household Products)	13,600	288,397
LIXIL Group Corporation (Industrials, Building Products)	4,600	84,691
M3 Incorporated (Health Care, Health Care Technology)	8,700	504,348
Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	1,534	54,095
Makita Corporation (Industrials, Machinery)	6,800	314,592
Mani Incorporated (Health Care, Health Care Equipment & Supplies)	1,800	45,682
Marubeni Corporation (Industrials, Trading Companies & Distributors)	114,700	692,651
Marui Group Company Limited (Consumer Discretionary, Multiline Retail)	5,400	98,757
Maruichi Steel Tube Limited (Materials, Metals & Mining)	9,600	257,686
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	2,134	74,750
McDonald’s Holdings Company Japan Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,600	274,937
Mebuki Financial Group Incorporated (Financials, Banks)	218,300	529,699
MediPal Holdings Corporation (Health Care, Health Care Providers & Services)	36,700	702,364
Meiji Holdings Company Limited (Consumer Staples, Food Products)	6,600	533,409
MinebeaMitsumi Incorporated (Industrials, Machinery)	30,800	534,780
Misumi Group Incorporated (Industrials, Machinery)	10,700	281,050
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	32,367	189,407
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	22,700	538,486
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	94,200	1,301,181
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	27,400	489,974
Mitsubishi Logistics Corporation (Industrials, Transportation Infrastructure)	1,967	59,707

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Japan (continued)
Mitsubishi Materials Corporation (Materials, Metals & Mining)	4,200	$88,350
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)	15,467	37,238
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	278,900	1,165,210
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	93,300	441,328
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	60,000	1,084,266
Mitsui Chemicals Incorporated (Materials, Chemicals)	12,100	284,807
Mitsui OSK Lines Limited (Industrials, Marine)	2,734	50,671
Miura Company Limited (Industrials, Machinery)	6,800	278,639
Mizuho Financial Group Incorporated (Financials, Banks)	7,600	10,318
MonotaRO Company Limited (Industrials, Trading Companies & Distributors)	2,600	102,856
Mori Hills REIT Corporation (Real Estate, Equity REITs)	36	44,900
Morinaga & Company Limited (Consumer Staples, Food Products)	1,100	40,348
MS&AD Insurance Group Holdings Incorporated (Financials, Insurance)	19,184	532,693
Murata Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	12,300	729,302
Nabtesco Corporation (Industrials, Machinery)	9,400	297,758
Nagase & Company Limited (Industrials, Trading Companies & Distributors)	2,767	36,078
Nagoya Railroad Company Limited (Industrials, Road & Rail)	10,100	282,169
Nankai Electric Railway Company Limited (Industrials, Road & Rail)	2,667	58,746
NEC Corporation (Information Technology, IT Services)	14,600	770,561
Net One Systems Company Limited (Information Technology, IT Services)	1,900	73,101
Nexon Company Limited (Communication Services, Entertainment)	21,100	494,654
NGK Insulators Limited (Industrials, Machinery)	14,300	203,466
NGK Spark Plug Company Limited (Consumer Discretionary, Auto Components)	15,967	275,124
NH Foods Limited (Consumer Staples, Food Products)	9,600	435,519
Nichirei Corporation (Consumer Staples, Food Products)	3,200	83,599
Nidec Corporation (Industrials, Electrical Equipment)	100	8,413
Nifco Incorporated (Consumer Discretionary, Auto Components)	2,134	54,783
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	2,067	70,744
Nihon M&A Center Incorporated (Industrials, Professional Services)	6,600	329,019
Nihon Unisys Limited (Information Technology, IT Services)	1,767	50,717
Nikon Corporation (Consumer Discretionary, Household Durables)	9,500	74,626
Nintendo Company Limited (Communication Services, Entertainment)	3,000	1,607,138
Nippon Accommodations Fund Incorporated (Real Estate, Equity REITs)	10	61,653
Nippon Building Fund Incorporated (Real Estate, Equity REITs)	33	199,094
Nippon Express Company Limited (Industrials, Road & Rail)	19,300	1,142,529
Nippon Kayaku Company Limited (Materials, Chemicals)	4,167	41,074
Nippon Paint Company Limited (Materials, Chemicals)	4,300	369,447
Nippon Paper Industries Company Limited (Materials, Paper & Forest Products)	2,600	33,140
Nippon Prologis REIT Incorporated (Real Estate, Equity REITs)	53	173,639
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	4,000	330,454
Nippon Shokubai Company Limited (Materials, Chemicals)	800	42,147
Nippon Suisan Kaisha Limited (Consumer Staples, Food Products)	6,967	31,311
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	86,300	1,964,901
Nippon Television Network Corporation (Communication Services, Media)	4,467	52,804
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	7,800	122,102
Nishi-Nippon Railroad Company Limited (Industrials, Road & Rail)	1,900	55,342
Nissan Chemical Industries Limited (Materials, Chemicals)	7,200	382,042
Nissin Food Products Company Limited (Consumer Staples, Food Products)	6,000	600,482
Nitori Holdings Company Limited (Consumer Discretionary, Specialty Retail)	3,600	753,888
Nitto Boseki Company Limited (Industrials, Building Products)	900	36,241
Nitto Denko Corporation (Materials, Chemicals)	13,400	814,767
NOF Corporation (Materials, Chemicals)	1,767	71,738
Nomura Holdings Incorporated (Financials, Capital Markets)	81,700	420,013
Nomura Real Estate Holding Incorporated (Real Estate, Real Estate Management & Development)	19,100	365,896
Nomura Real Estate Master Fund Incorporated (Real Estate, Equity REITs)	105	134,726

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  15

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Japan (continued)
Nomura Research Institute Limited (Information Technology, IT Services)	36,000	$958,165
NSK Limited (Industrials, Machinery)	26,167	200,857
NTT Data Corporation (Information Technology, IT Services)	14,734	168,603
NTT DOCOMO Incorporated (Communication Services, Wireless Telecommunication Services)	72,500	2,025,469
Obayashi Corporation (Industrials, Construction & Engineering)	69,500	680,465
OBIC Company Limited (Information Technology, IT Services)	3,200	567,701
Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	9,400	232,792
Oji Holdings Corporation (Materials, Paper & Forest Products)	91,300	412,904
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	63,700	1,262,392
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	12,400	909,673
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	31,300	945,368
Oracle Corporation (Japan) (Information Technology, Software)	1,700	199,670
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	400	54,345
ORIX Corporation (Financials, Diversified Financial Services)	54,400	679,005
ORIX JREIT Incorporated (Real Estate, Equity REITs)	63	93,803
Osaka Gas Company Limited (Utilities, Gas Utilities)	20,300	397,318
Otsuka Corporation (Information Technology, IT Services)	12,600	618,609
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	24,000	1,055,261
Pan Pacific International Holdings (Consumer Discretionary, Multiline Retail)	12,450	292,810
Panasonic Corporation (Consumer Discretionary, Household Durables)	54,300	501,345
Park24 Company Limited (Industrials, Commercial Services & Supplies)	2,967	53,673
Persol Holdings Company Limited (Industrials, Professional Services)	22,700	354,704
Pigeon Corporation (Consumer Staples, Household Products)	3,700	169,254
Pola Orbis Holdings Incorporated (Consumer Staples, Personal Products)	10,000	181,372
Recruit Holdings Company Limited (Industrials, Professional Services)	18,400	699,414
Relo Holdings Incorporated (Real Estate, Real Estate Management & Development)	2,667	60,685
Rengo Company Limited (Materials, Containers & Packaging)	5,667	41,895
Resona Holdings Incorporated (Financials, Banks)	146,500	539,442
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	20,600	154,235
Rinnai Corporation (Consumer Discretionary, Household Durables)	3,700	342,699
Rohto Pharmaceutical Company Limited (Consumer Staples, Personal Products)	2,667	84,859
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	24,900	390,256
Sankyu Incorporated (Industrials, Road & Rail)	1,367	57,176
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	28,100	536,186
Sanwa Holdings Corporation (Industrials, Building Products)	5,267	53,110
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	1,100	56,290
SBI Holdings Incorporated (Financials, Capital Markets)	6,250	142,390
SCREEN Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,034	50,472
SCSK Corporation (Information Technology, IT Services)	10,500	569,041
Secom Company Limited (Industrials, Commercial Services & Supplies)	6,400	605,769
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Products)	7,317	84,904
Seibu Holdings Incorporated (Industrials, Road & Rail)	6,734	74,133
Seiko Epson Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	14,800	176,904
SEINO Holdings Company Limited (Industrials, Road & Rail)	3,867	59,183
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	19,700	315,639
Sekisui House Limited (Consumer Discretionary, Household Durables)	35,800	708,462
Sekisui House REIT Incorporated (Real Estate, Equity REITs)	95	67,181
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	32,200	1,043,692
Seven Bank Limited (Financials, Banks)	185,300	465,371
SG Holdings Company Limited (Industrials, Air Freight & Logistics)	10,600	487,891
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	4,534	34,503
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	11,100	331,695
Shimamura Company Limited (Consumer Discretionary, Specialty Retail)	7,100	586,555
Shimano Incorporated (Consumer Discretionary, Leisure Products)	2,000	423,925
Shimizu Corporation (Industrials, Construction & Engineering)	86,200	664,110
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	18,400	2,238,436

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Japan (continued)
Shinsei Bank Limited (Financials, Banks)	16,100	$188,339
Shionogi & Company Limited (Health Care, Pharmaceuticals)	14,500	805,396
Shizuoka Bank Limited (Financials, Banks)	19,600	136,385
Sho-Bond Holdings Company Limited (Industrials, Construction & Engineering)	1,100	52,032
Showa Denko KK (Materials, Chemicals)	13,100	255,655
Skylark Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,667	74,291
SMC Corporation (Industrials, Machinery)	1,400	769,957
SoftBank Corporation (Communication Services, Wireless Telecommunication Services)	82,000	1,078,081
SoftBank Group Corporation (Communication Services, Wireless Telecommunication Services)	33,000	2,055,743
Sohgo Security Services Company Limited (Industrials, Commercial Services & Supplies)	5,500	257,305
Sojitz Corporation (Industrials, Trading Companies & Distributors)	27,767	63,706
Sompo Holdings Incorporated (Financials, Insurance)	16,800	631,299
Sony Corporation (Consumer Discretionary, Household Durables)	23,400	1,835,723
Sotetsu Holdings Incorporated (Industrials, Road & Rail)	2,100	57,241
Square Enix Company Limited (Communication Services, Entertainment)	13,000	857,952
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	14,200	407,572
Subaru Corporation (Consumer Discretionary, Automobiles)	46,100	958,648
Sugi Pharmacy Company Limited (Consumer Staples, Food & Staples Retailing)	934	67,461
Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	30,433	413,187
Sumitomo Chemical Company Limited (Materials, Chemicals)	36,700	119,544
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	37,350	484,705
Sumitomo Dainippon Pharma Company Limited (Health Care, Pharmaceuticals)	4,434	56,181
Sumitomo Electric Industries Limited (Industrials, Electrical Equipment)	42,300	498,822
Sumitomo Foresting Company Limited (Consumer Discretionary, Household Durables)	3,967	63,560
Sumitomo Heavy Industries Limited (Industrials, Machinery)	8,900	202,764
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	64,800	1,907,628
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	8,400	243,558
Sumitomo Realty & Development Company Limited (Real Estate, Real Estate Management & Development)	900	26,605
Sumitomo Rubber Industries Limited (Consumer Discretionary, Auto Components)	20,900	201,472
Sundrug Company Limited (Consumer Staples, Food & Staples Retailing)	9,100	338,946
Suntory Beverage & Food Limited (Consumer Staples, Beverages)	8,700	335,958
Sushiro Global Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,300	53,550
Suzuken Company Limited (Health Care, Health Care Providers & Services)	3,100	115,319
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	13,033	535,151
Sysmex Corporation (Health Care, Health Care Equipment & Supplies)	5,900	515,662
T&D Holdings Incorporated (Financials, Insurance)	46,100	483,133
Taiheiyo Cement Corporation (Materials, Construction Materials)	28,600	727,995
Taisei Corporation (Industrials, Construction & Engineering)	16,500	570,953
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	4,867	85,746
Taiyo Yuden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,834	76,419
Takara Holdings Incorporated (Consumer Staples, Beverages)	4,600	43,127
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	3,667	28,944
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	300	11,214
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	6,500	675,683
TechnoPro Holdings Incorporated (Industrials, Professional Services)	867	46,332
Teijin Limited (Materials, Chemicals)	29,800	468,179
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	31,000	1,261,483
The Bank of Kyoto Limited (Financials, Banks)	1,700	72,549
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	39,500	481,839
The Hachijuni Bank Limited (Financials, Banks)	11,367	44,002
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	19,100	299,534
THK Company Limited (Industrials, Machinery)	2,867	67,293
TIS Incorporated (Information Technology, IT Services)	40,800	816,655
Tobu Railway Company Limited (Industrials, Road & Rail)	12,500	390,643
Toho Company Limited Tokyo (Communication Services, Entertainment)	4,900	186,442

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  17

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Japan (continued)
Toho Gas Company Limited (Utilities, Gas Utilities)	4,600	$202,823
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	60,400	613,039
Tokai Carbon Company Limited (Materials, Chemicals)	4,767	44,783
Tokio Marine Holdings Incorporated (Financials, Insurance)	23,200	1,071,123
Tokyo Broadcasting System Incorporated (Communication Services, Media)	3,967	68,617
Tokyo Century Corporation (Financials, Diversified Financial Services)	1,784	91,630
Tokyo Electric Power Company Holdings Incorporated (Utilities, Electric Utilities) †	37,434	110,272
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,600	1,179,153
Tokyo Gas Company Limited (Utilities, Gas Utilities)	15,100	335,960
Tokyo Tatemono Company Limited (Real Estate, Real Estate Management & Development)	4,900	59,726
Tokyu Corporation (Industrials, Road & Rail)	14,434	193,244
Tokyu Fudosan Holdings Corporation (Real Estate, Real Estate Management & Development)	55,600	239,377
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	31,600	491,685
Toray Industries Incorporated (Materials, Chemicals)	37,600	178,814
Toshiba Corporation (Industrials, Industrial Conglomerates)	10,100	291,323
Tosoh Corporation (Materials, Chemicals)	54,900	816,386
TOTO Limited (Industrials, Building Products)	7,700	338,418
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	8,000	454,704
Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	700	15,300
Toyota Industries Corporation (Consumer Discretionary, Auto Components)	400	23,339
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	51,100	3,380,131
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	17,000	495,964
Trend Micro Incorporated (Information Technology, Software)	13,600	842,336
Tsumura & Company (Health Care, Pharmaceuticals)	1,734	49,279
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	4,400	588,245
UBE Industries Limited (Materials, Chemicals)	2,300	41,151
Unicharm Corporation (Consumer Staples, Household Products)	18,700	814,632
United Urban Investment Corporation (Real Estate, Equity REITs)	74	82,443
USS Company Limited (Consumer Discretionary, Specialty Retail)	5,400	91,313
Welcia Holdings Company Limiited (Consumer Staples, Food & Staples Retailing)	6,200	265,468
West Japan Railway Company (Industrials, Road & Rail)	4,767	250,738
Yakult Honsha Company Limited (Consumer Staples, Food Products)	3,900	222,773
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	147,700	793,479
Yamaguchi Financial Group (Financials, Banks)	5,667	37,614
Yamaha Corporation (Consumer Discretionary, Leisure Products)	3,733	182,218
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	14,300	225,608
Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	16,000	418,751
Yamazaki Baking Company Limited (Consumer Staples, Food Products)	18,200	296,589
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,700	27,816
Z Holdings Corporation (Communication Services, Interactive Media & Services)	65,366	435,094
Zenkoku Hosho Company Limited (Financials, Diversified Financial Services)	1,567	55,555
Zensho Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,400	54,111
Zeon Corporation (Materials, Chemicals)	4,567	48,121
ZOZO Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	34,100	960,718

		145,475,220

Luxembourg: 0.26%
ArcelorMittal SA (Materials, Metals & Mining) †	7,342	92,890
Aroundtown SA (Real Estate, Real Estate Management & Development) †	26,801	146,546
B&M European Value Retail SA (Consumer Discretionary, Multiline Retail)	16,701	106,020
Eurofins Scientific SE (Health Care, Life Sciences Tools & Services) †	825	661,200
Grand City Properties SA (Real Estate, Real Estate Management & Development)	2,290	58,755
SES SA (Communication Services, Media)	48,130	341,744
Tenaris SA (Energy, Energy Equipment & Services)	35,195	206,640

		1,613,795

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Netherlands: 4.08%
Aalberts Industries NV (Industrials, Machinery)	2,178	$82,236
Adyen NV (Information Technology, IT Services) 144A†	807	1,360,766
Aegon NV (Financials, Insurance)	118,783	330,702
AerCap Holdings NV (Industrials, Trading Companies & Distributors) †	18,215	538,618
Airbus SE (Industrials, Aerospace & Defense) †	11,205	920,493
Akzo Nobel NV (Materials, Chemicals)	10,344	1,023,813
Altice NV Class A (Communication Services, Media) †	13,810	61,108
ASM International NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,035	155,748
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	10,186	3,820,463
ASR Nederland NV (Financials, Insurance)	3,097	107,363
Davide Campari-Milano NV (Consumer Staples, Beverages)	10,217	104,758
Euronext NV (Financials, Capital Markets) 144A	1,155	140,313
Exor NV (Financials, Diversified Financial Services)	4,656	274,478
Ferrari NV (Consumer Discretionary, Automobiles)	1,367	266,230
Fiat Chrysler Automobiles NV (Consumer Discretionary, Automobiles) †	27,612	304,169
Heineken Holding NV (Consumer Staples, Beverages)	2,078	170,237
Heineken NV (Consumer Staples, Beverages)	7,731	715,552
IMCD Group NV (Industrials, Trading Companies & Distributors)	1,186	126,642
ING Groep NV (Financials, Banks)	92,998	755,102
Just Eat Takeaway.com NV (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	3,719	415,336
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	60,466	1,819,802
Koninklijke DSM NV (Materials, Chemicals)	9,057	1,453,159
Koninklijke KPN NV (Communication Services, Diversified Telecommunication Services)	130,438	341,981
Koninklijke Philips NV (Health Care, Health Care Equipment & Supplies) †	20,726	980,307
Koninklijke Vopak NV (Energy, Oil, Gas & Consumable Fuels)	3,207	176,122
NN Group NV (Financials, Insurance)	18,114	681,996
Prosus NV (Consumer Discretionary, Internet & Direct Marketing Retail) †	14,023	1,403,008
Qiagen NV (Health Care, Life Sciences Tools & Services) †	5,151	261,676
Randstad Holdings NV (Industrials, Professional Services)	15,818	824,333
SBM Offshore NV (Energy, Energy Equipment & Services)	3,192	55,176
Signify NV (Industrials, Electrical Equipment) 144A†	2,880	96,197
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	16,143	485,652
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	14,898	446,952
Unilever NV (Consumer Staples, Personal Products)	68,839	3,985,050
Wolters Kluwer NV (Communication Services, Media)	13,157	1,080,222

		25,765,760

New Zealand: 0.45%
A2 Milk Company Limited (Consumer Staples, Food Products) †	25,966	325,152
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	28,959	129,330
Chorus Limited (Communication Services, Diversified Telecommunication Services)	10,407	59,376
Contact Energy Limited (Utilities, Electric Utilities)	16,121	67,869
Fisher & Paykel Healthcare Corporation (Health Care, Health Care Equipment & Supplies)	40,722	1,010,808
Fletcher Building Limited (Materials, Construction Materials)	18,457	44,633
Infratil Limited (Utilities, Electric Utilities)	14,769	49,344
Mainfreight Limited (Industrials, Air Freight & Logistics)	1,851	59,836
Mercury LTD (Utilities, Electric Utilities)	14,334	50,111
Meridian Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	27,562	94,314
Ryman Healthcare Limited (Health Care, Health Care Providers & Services)	9,469	85,725
Spark New Zealand Limited (Communication Services, Diversified Telecommunication Services)	209,196	680,616
Xero Limited (Information Technology, Software) †	2,575	191,761

		2,848,875

Norway: 0.63%
Adevinta ASA (Communication Services, Interactive Media & Services) †	5,189	96,822
DNB ASA (Financials, Banks) †	50,502	810,511

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  19

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Norway (continued)
Entra ASA (Real Estate, Real Estate Management & Development) 144A	3,588	$49,041
Equinor ASA (Energy, Oil, Gas & Consumable Fuels)	26,651	431,995
Gjensidige Forsikring ASA (Financials, Insurance) †	34,629	737,715
Mowi ASA (Consumer Staples, Food Products)	14,791	289,278
Norsk Hydro ASA (Materials, Metals & Mining) †	42,290	135,017
Orkla ASA (Consumer Staples, Food Products)	52,161	530,943
Salmar ASA (Consumer Staples, Food Products) †	1,237	67,049
Schibsted ASA Class A (Communication Services, Media) †	1,793	78,077
Storebrand ASA (Financials, Insurance) †	9,619	59,086
Telenor ASA (Communication Services, Diversified Telecommunication Services)	15,195	247,171
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	2,484	32,316
Tomra Systems ASA (Industrials, Commercial Services & Supplies) †	2,403	116,496
Yara International ASA (Materials, Chemicals)	7,315	306,477

		3,987,994

Poland: 0.11%
Bank Pekao SA (Financials, Banks) †	3,889	55,227
CD Projekt SA (Communication Services, Entertainment) †	1,551	184,668
KGHM Polska Miedz SA (Materials, Metals & Mining) †	2,740	101,814
LPP SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	27	52,675
PKO Bank Polski SA (Financials, Banks) †	19,565	114,588
Polski Koncern Naftowy Orlen SA (Energy, Oil, Gas & Consumable Fuels)	7,048	96,910
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	12,876	94,991

		700,873

Portugal: 0.16%
Energias de Portugal SA (Utilities, Electric Utilities)	130,345	659,831
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	24,945	267,080
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	5,547	91,051

		1,017,962

Singapore: 1.11%
Ascendas REIT (Real Estate, Equity REITs)	91,700	223,765
CapitaLand Commercial Trust Limited (Real Estate, Equity REITs)	57,967	71,577
CapitaLand Limited (Real Estate, Real Estate Management & Development)	58,022	118,129
CapitaLand Mall Trust (Real Estate, Equity REITs)	65,384	94,192
City Developments Limited (Real Estate, Real Estate Management & Development)	10,326	60,944
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	44,080	47,950
DBS Group Holdings Limited (Financials, Banks)	75,013	1,150,653
Frasers Logistics & Commercial Trust REIT (Real Estate, Equity REITs)	63,300	62,344
Genting Singapore Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	389,424	200,358
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	1,660	23,121
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	41,800	140,711
Keppel DC REIT (Real Estate, Equity REITs)	27,867	59,603
Mapletree Commercial Trust (Real Estate, Equity REITs)	122,600	173,012
Mapletree Industrial Trust (Real Estate, Equity REITs)	33,167	74,352
Mapletree Logistics Trust (Real Estate, Equity REITs)	368,500	560,652
NetLink NBN Trust Unit (Communication Services, Diversified Telecommunication Services)	76,567	54,588
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	117,996	751,920
Singapore Airlines Limited (Industrials, Airlines)	58,300	156,404
Singapore Exchange Limited (Financials, Capital Markets)	43,774	277,016
Singapore Press Holdings Limited (Communication Services, Media)	35,567	28,494
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	50,069	125,122
Suntec REIT (Real Estate, Equity REITs)	107,400	110,514
United Overseas Bank Limited (Financials, Banks)	57,586	827,887
UOL Group Limited (Real Estate, Real Estate Management & Development)	18,673	90,171

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Singapore (continued)
Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)	44,300	$646,323
Wilmar International Limited (Consumer Staples, Food Products)	134,785	431,930
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	657,700	442,318

		7,004,050

South Africa: 0.01%
Old Mutual Limited (Financials, Insurance)	83,569	57,664

Spain: 1.91%
Acciona SA (Utilities, Electric Utilities)	444	53,091
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	10,940	267,894
Aena SA (Industrials, Transportation Infrastructure) 144A†	5,754	859,004
Amadeus IT Holding SA Class A (Information Technology, IT Services)	4,754	266,129
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	261,791	766,338
Banco de Sabade SA (Financials, Banks)	121,812	49,162
Banco Santander Central Hispano SA (Financials, Banks)	320,487	712,434
Bankinter SA (Financials, Banks)	81,861	440,284
CaixaBank SA (Financials, Banks)	314,238	690,743
Cellnex Telecom SA (Communication Services, Diversified Telecommunication Services) 144A	5,453	349,314
Enagás SA (Utilities, Gas Utilities)	31,983	782,040
Endesa SA (Utilities, Electric Utilities)	3,670	101,738
Gamesa Corporación Tecnologica SA (Industrials, Electrical Equipment)	6,613	177,088
Gas Natural SDG SA (Utilities, Gas Utilities)	7,565	145,888
Grifols SA (Health Care, Biotechnology)	25,595	693,650
Iberdrola SA (Utilities, Electric Utilities)	274,163	3,451,670
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	16,280	457,523
Inmobiliaria Colonial Socimi SA (Real Estate, Equity REITs)	6,024	53,017
International Consolidated Airlines Group SA (Industrials, Airlines)	26,276	73,731
Mapfre SA (Financials, Insurance)	194,217	368,049
Merlin Properties Socimi SA (Real Estate, Equity REITs)	8,221	73,775
Red Eléctrica de Espana SA (Utilities, Electric Utilities)	15,516	296,719
Repsol SA (Energy, Oil, Gas & Consumable Fuels)	63,917	505,095
Telefonica SA (Communication Services, Diversified Telecommunication Services)	101,842	402,396
Viscofan SA (Consumer Staples, Food Products)	832	61,558

		12,098,330

Sweden: 3.39%
AAK AB (Consumer Staples, Food Products) †	3,974	78,724
Addtech AB Class B (Industrials, Trading Companies & Distributors)	1,459	75,566
Alfa Laval AB (Industrials, Machinery) †	11,605	283,625
Assa Abloy AB Class B (Industrials, Building Products)	30,946	715,531
Atlas Copco AB Class A (Industrials, Machinery)	29,996	1,386,784
Atlas Copco AB Class B (Industrials, Machinery)	8,723	350,239
Axfood AB (Consumer Staples, Food & Staples Retailing)	2,297	50,774
BillerudKorsnas AB (Materials, Containers & Packaging)	3,952	66,432
Boliden AB (Materials, Metals & Mining)	24,573	732,662
Castellum AB (Real Estate, Real Estate Management & Development)	5,340	109,272
Dometic Group AB (Consumer Discretionary, Auto Components) 144A†	6,509	80,066
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	8,298	104,039
Epiroc AB Class A (Industrials, Machinery)	35,459	527,798
Epiroc AB Class B (Industrials, Machinery)	17,053	245,155
EQT AB (Financials, Capital Markets)	12,976	239,274
Ericsson LM Class B (Information Technology, Communications Equipment)	156,579	1,814,729
Essity Aktiebolag AB (Consumer Staples, Household Products) †	24,456	841,419
Evolution Gaming Group AB (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	11,551	865,076

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  21

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Sweden (continued)
Fabege AB (Real Estate, Real Estate Management & Development)	6,275	$76,426
Fastighets AB Balder B Shares (Real Estate, Real Estate Management & Development) †	2,198	87,566
Getinge AB Class B (Health Care, Health Care Equipment & Supplies)	4,591	101,960
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	36,432	580,820
Hexagon AB Class B (Information Technology, Electronic Equipment, Instruments & Components) †	1,416	102,544
Hexpol AB (Materials, Chemicals) †	5,575	45,987
Holmen AB Class B (Materials, Paper & Forest Products) †	2,040	72,593
Husqvarna AB Class B (Consumer Discretionary, Household Durables)	8,849	96,144
ICA Gruppen AB (Consumer Staples, Food & Staples Retailing)	2,008	98,476
Industrivarden AB Class A (Financials, Diversified Financial Services) †	3,726	98,903
Industrivarden AB Class C (Financials, Diversified Financial Services) †	2,750	72,455
Indutrade AB (Industrials, Trading Companies & Distributors) †	1,929	101,604
Investment AB Latour Class B (Industrials, Industrial Conglomerates)	2,942	65,610
Investor AB Class B (Financials, Diversified Financial Services)	20,497	1,306,625
Kinnevik AB Class B (Financials, Diversified Financial Services)	28,595	1,104,321
Kinnevik AB Class B (Financials, Diversified Financial Services) †	28,595	22,976
Lifco AB Class B (Industrials, Industrial Conglomerates)	984	78,267
Loomis AB (Industrials, Commercial Services & Supplies) †	1,828	45,902
Lundbergforetagen AB Class B (Financials, Diversified Financial Services) †	3,353	153,117
Lundin Petroleum AB (Energy, Oil, Gas & Consumable Fuels)	8,720	213,116
Nibe Industrier AB Class B (Industrials, Building Products) †	8,411	236,291
Saab AB Class B (Industrials, Aerospace & Defense) †	1,778	53,444
Samhallsbyggnadsbolaget I Norben AB (Real Estate, Real Estate Management & Development)	20,496	56,964
Sandvik AB (Industrials, Machinery) †	29,582	580,710
Securitas AB Class B (Industrials, Commercial Services & Supplies) †	10,757	153,089
Sinch AB (Information Technology, Software) 144A†	946	96,024
Skandinaviska Enskilda Banken AB Class A (Financials, Banks) †	73,180	725,387
Skanska AB Class B (Industrials, Construction & Engineering) †	21,225	432,362
SKF AB Class B (Industrials, Machinery)	31,867	635,881
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products) †	25,870	333,327
Svenska Handelsbanken AB Class A (Financials, Banks) †	87,400	879,274
Sweco AB Class B (Industrials, Construction & Engineering)	1,415	87,356
Swedbank AB Class A (Financials, Banks) †	45,200	766,171
Swedish Match AB (Consumer Staples, Tobacco)	15,747	1,195,343
Swedish Orphan Biovitrum AB (Health Care, Biotechnology) †	4,965	111,213
Tele2 AB Class B (Communication Services, Wireless Telecommunication Services)	38,782	549,462
The Thule Group AB (Consumer Discretionary, Leisure Products) 144A	2,217	70,023
Volvo AB Class B (Industrials, Machinery) †	67,894	1,297,473
Wallenstam AB Class B (Real Estate, Real Estate Management & Development)	4,526	59,284
Wihlborgs Fastigheter AB (Real Estate, Real Estate Management & Development)	3,127	49,997

		21,461,652

Switzerland: 9.75%
ABB Limited (Industrials, Electrical Equipment)	39,472	1,003,011
Adecco SA (Industrials, Professional Services)	14,792	773,350
Alcon Incorporated (Health Care, Health Care Equipment & Supplies) †	1,559	88,578
Allreal Holding AG (Real Estate, Real Estate Management & Development)	318	65,855
Baloise Holding AG (Financials, Insurance)	2,095	325,624
Banque Cantonale Vaudoise (Financials, Banks)	5,846	624,082
Barry Callebaut AG (Consumer Staples, Food Products)	78	172,576
BB Biotech AG (Health Care, Biotechnology)	48,398	3,654,144
Belimo Holding AG (Industrials, Building Products)	11	96,012
Cembra Money Bank AG (Financials, Consumer Finance)	663	79,066
Chocoladefabriken Lindt & Sprungli AG (Consumer Staples, Food Products)	13	110,664
Chocoladefabriken Lindt & Sprungli AG (Consumer Staples, Food Products)	2	176,558
Coca-Cola HBC AG (Consumer Staples, Beverages)	14,018	372,364
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,074	269,332
Credit Suisse Group AG (Financials, Capital Markets)	67,174	738,212

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Switzerland (continued)
EMS-Chemie Holdings AG (Materials, Chemicals)	622	$560,450
Flughafen Zuerich AG (Industrials, Transportation Infrastructure) †	417	62,738
Galenica AG (Health Care, Pharmaceuticals)	1,073	77,037
Geberit AG (Industrials, Building Products)	1,644	946,807
Georg Fischer AG (Industrials, Machinery)	91	90,401
Givaudan SA (Materials, Chemicals)	391	1,639,350
Helvetia Holding AG (Financials, Insurance)	734	69,060
Julius Baer Group Limited (Financials, Capital Markets)	10,498	502,863
Kuehne & Nagel International AG (Industrials, Marine) †	3,193	618,325
LafargeHolcim Limited (Materials, Construction Materials)	15,372	729,530
Logitech International SA (Information Technology, Technology Hardware, Storage & Peripherals)	13,861	1,024,605
Lonza Group AG (Health Care, Life Sciences Tools & Services)	3,566	2,210,727
Nestle SA (Consumer Staples, Food Products)	139,645	16,770,686
Novartis AG (Health Care, Pharmaceuticals)	55,463	4,788,243
Partners Group Holding AG (Financials, Capital Markets)	796	808,196
PSP Swiss Property AG (Real Estate, Real Estate Management & Development)	966	115,307
Roche Holding AG (Health Care, Pharmaceuticals)	33,064	11,547,436
Schindler Holding AG (Industrials, Machinery)	420	110,488
Schindler Holding AG (Industrials, Machinery)	3,046	812,424
SGS SA (Industrials, Professional Services)	258	667,298
Sig Combibloc Group AG (Materials, Containers & Packaging)	5,351	105,013
Sika AG (Materials, Chemicals)	4,511	1,080,903
Sonova Holding AG (Health Care, Health Care Equipment & Supplies) †	1,906	445,109
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	248	243,844
Sunrise Communications Group AG (Communication Services, Diversified Telecommunication Services) 144A	860	102,273
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	965	203,900
Swiss Life Holding AG (Financials, Insurance)	1,127	454,815
Swiss Prime Site AG (Real Estate, Real Estate Management & Development)	4,411	396,963
Swiss Reinsurance AG (Financials, Insurance)	941	75,617
Swisscom AG (Communication Services, Diversified Telecommunication Services)	2,029	1,122,297
Tecan Group AG (Health Care, Life Sciences Tools & Services)	213	96,185
Temenos AG (Information Technology, Software)	1,382	222,906
UBS Group AG (Financials, Capital Markets)	106,078	1,289,083
VAT Group AG (Industrials, Machinery) 144A	573	111,564
Vifor Pharma AG (Health Care, Pharmaceuticals)	1,716	253,333
Zurich Insurance Group AG (Financials, Insurance)	7,448	2,751,958

		61,657,162

Thailand: 0.01%
Thai Beverage plc (Consumer Staples, Beverages)	186,867	84,468

United Kingdom: 11.53%
3i Group plc (Financials, Capital Markets)	64,320	790,397
Admiral Group plc (Financials, Insurance)	16,054	560,149
Anglo American plc (Materials, Metals & Mining)	35,255	866,381
Antofagasta plc (Materials, Metals & Mining)	3,531	50,625
Ashmore Group plc (Financials, Capital Markets)	9,977	56,081
Ashtead Group plc (Industrials, Trading Companies & Distributors)	2,898	100,481
Associated British Foods plc (Consumer Staples, Food Products)	7,665	207,265
Assura plc REIT (Real Estate, Equity REITs)	59,224	64,126
AstraZeneca plc (Health Care, Pharmaceuticals)	30,775	3,416,032
Auto Trader Group plc (Communication Services, Interactive Media & Services) 144A	65,741	491,472
Avast plc (Information Technology, Software) 144A	13,877	99,232
AVEVA Group plc (Information Technology, Software)	1,428	96,468
Aviva plc (Financials, Insurance)	185,309	698,425

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  23

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

United Kingdom (continued)
BAE Systems plc (Industrials, Aerospace & Defense)	222,730	$1,546,209
Barclays plc (Financials, Banks)	570,443	835,203
Barratt Developments plc (Consumer Discretionary, Household Durables)	72,180	504,040
Beazley plc (Financials, Insurance)	13,296	76,243
Bellway plc (Consumer Discretionary, Household Durables)	2,642	83,930
BHP Group plc (Materials, Metals & Mining)	74,090	1,686,456
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	4,671	39,786
BP plc (Energy, Oil, Gas & Consumable Fuels)	321,938	1,123,170
British American Tobacco plc (Consumer Staples, Tobacco)	114,106	3,845,945
Britvic plc (Consumer Staples, Beverages)	5,852	66,385
BT Group plc (Communication Services, Diversified Telecommunication Services)	571,027	795,101
Bunzl plc (Industrials, Trading Companies & Distributors)	9,122	294,269
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	16,412	313,355
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,793	79,413
Centamin plc (Materials, Metals & Mining)	24,291	68,238
Close Brothers Group plc (Financials, Capital Markets)	3,268	49,005
Coca-Cola European Partners plc (Consumer Staples, Beverages)	2,850	117,306
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	49,546	801,751
ConvaTec Limited (Health Care, Health Care Equipment & Supplies) 144A	35,686	91,117
Cranswick plc (Consumer Staples, Food Products)	1,127	55,865
Croda International plc (Materials, Chemicals)	6,260	492,731
Dechra Pharmaceuticals plc (Health Care, Pharmaceuticals)	2,238	93,454
Derwent Valley Holdings plc (Real Estate, Equity REITs)	2,236	84,371
Diageo plc (Consumer Staples, Beverages)	97,638	3,262,195
Dialog Semiconductor plc (Information Technology, Semiconductors & Semiconductor Equipment) †	1,477	63,964
Diploma plc (Industrials, Trading Companies & Distributors)	2,427	62,632
Direct Line Insurance Group plc (Financials, Insurance)	135,367	534,971
DS Smith plc (Materials, Containers & Packaging)	34,496	118,689
easyJet plc (Industrials, Airlines)	5,577	47,365
Electrocomponents plc (Information Technology, Electronic Equipment, Instruments & Components)	10,174	92,041
EVRAZ plc (Materials, Metals & Mining)	26,077	111,565
Experian Group Limited plc (Industrials, Professional Services)	33,123	1,237,559
Ferguson plc (Industrials, Trading Companies & Distributors)	10,873	1,066,265
G4S plc (Industrials, Commercial Services & Supplies)	32,841	63,304
Games Workshop Group plc (Consumer Discretionary, Leisure Products)	697	85,644
Genus plc (Health Care, Biotechnology)	1,830	81,325
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	226,357	4,421,504
Glencore plc (Materials, Metals & Mining)	303,085	745,233
Grainger plc (Real Estate, Real Estate Management & Development)	14,565	60,855
Great Portland Estates plc (Real Estate, Equity REITs)	5,108	41,240
Greggs plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,393	45,208
GVC Holdings plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	76,906	813,109
Halma plc (Information Technology, Electronic Equipment, Instruments & Components)	16,258	482,063
Hargreaves Lansdown plc (Financials, Capital Markets)	7,610	163,820
Hays plc (Industrials, Professional Services)	36,030	57,959
Hikma Pharmaceuticals plc (Health Care, Pharmaceuticals)	24,054	762,376
HomeServe plc (Industrials, Commercial Services & Supplies)	6,695	115,590
Howden Joinery Group plc (Industrials, Trading Companies & Distributors)	13,556	101,265
HSBC Holdings plc (Financials, Banks)	341,053	1,462,869
IG Group Holdings plc (Financials, Capital Markets)	7,809	81,320
IMI plc (Industrials, Machinery)	6,200	86,268
Imperial Brands plc (Consumer Staples, Tobacco)	34,631	577,806
Inchcape plc (Consumer Discretionary, Distributors) †	8,829	59,476
Informa plc (Communication Services, Media)	33,099	182,623
Intertek Group plc (Industrials, Professional Services)	6,623	518,925
ITV plc (Communication Services, Media)	1,219,210	975,833
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	116,069	285,193

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

United Kingdom (continued)
JD Sports Fashion plc (Consumer Discretionary, Specialty Retail)	9,083	$87,410
Johnson Matthey plc (Materials, Chemicals)	9,403	296,563
Kingfisher plc (Consumer Discretionary, Specialty Retail)	118,819	432,094
Land Securities Group plc (Real Estate, Equity REITs)	672	5,208
Legal & General Group plc (Financials, Insurance)	291,307	837,342
Lloyds Banking Group plc (Financials, Banks)	1,218,046	459,273
London Stock Exchange Group plc (Financials, Capital Markets)	5,138	606,905
M&G plc (Financials, Diversified Financial Services)	191,709	443,035
Man Group plc (Financials, Capital Markets)	33,879	55,693
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	43,487	64,400
Meggitt plc (Industrials, Aerospace & Defense)	16,139	62,153
Melrose Industries plc (Industrials, Electrical Equipment)	176,449	235,430
Micro Focus International plc (Information Technology, Software)	9,323	36,987
Mondi plc (Materials, Paper & Forest Products)	9,944	195,661
Moneysupermarket.com Group plc (Consumer Discretionary, Internet & Direct Marketing Retail)	11,982	48,571
National Grid plc (Utilities, Multi-Utilities)	151,441	1,696,152
Network International Holding (Financials, Diversified Financial Services) 144A†	9,591	48,001
Next plc (Consumer Discretionary, Multiline Retail)	6,003	481,002
NMC Health plc (Health Care, Health Care Providers & Services) †(a)‡	7,509	94,193
Ocado Group plc (Consumer Discretionary, Internet & Direct Marketing Retail) †	27,404	912,690
Pearson plc (Communication Services, Media)	17,376	128,026
Pennon Group plc (Utilities, Water Utilities)	9,690	129,468
Persimmon plc (Consumer Discretionary, Household Durables)	27,021	938,932
Phoenix Group Holdings plc (Financials, Insurance)	16,056	148,487
Polymetal International plc (Materials, Metals & Mining)	8,763	237,809
Primary Health Properties REIT (Financials, Insurance)	27,754	56,728
Prudential plc (Financials, Insurance)	79,378	1,279,682
Quilter plc (Financials, Capital Markets)	36,592	69,386
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	36,137	3,627,392
Redrow plc (Consumer Discretionary, Household Durables)	6,046	36,593
RELX plc (Industrials, Professional Services)	86,423	1,961,183
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	44,600	317,579
Rightmove plc (Communication Services, Interactive Media & Services)	19,730	165,575
Rio Tinto plc (Materials, Metals & Mining)	33,397	2,076,973
Rotork plc (Industrials, Machinery)	19,540	78,287
Royal Bank of Scotland Group plc (Financials, Banks)	178,516	265,768
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	58,701	864,058
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	54,358	764,747
Royal Mail plc (Industrials, Air Freight & Logistics)	22,439	53,607
RSA Insurance Group plc (Financials, Insurance)	67,047	400,161
Schroders plc (Financials, Capital Markets)	5,792	224,258
Segro plc (Real Estate, Equity REITs)	63,980	813,455
Severn Trent plc (Utilities, Water Utilities)	10,395	322,424
Signature Aviation PLC (Industrials, Transportation Infrastructure)	15,095	52,320
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	30,296	611,392
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)	2,673	90,851
Spirax-Sarco Engineering plc (Industrials, Machinery)	1,629	221,961
SSE plc (Utilities, Electric Utilities)	57,050	961,572
Standard Chartered plc (Financials, Banks)	22,234	115,873
Standard Life Aberdeen plc (Financials, Capital Markets)	121,576	380,418
Tate & Lyle plc (Consumer Staples, Food Products)	10,914	98,956
Taylor Wimpey plc (Consumer Discretionary, Household Durables)	163,673	264,620
TechnipFMC plc - BATS Exchange (Energy, Energy Equipment & Services)	9,862	76,544
Tesco plc (Consumer Staples, Food & Staples Retailing)	516,340	1,507,836
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	6,220	375,896
The British Land Company plc (Real Estate, Equity REITs)	38,547	188,128
The Sage Group plc (Information Technology, Software)	41,173	406,531
TP Icap plc (Financials, Capital Markets)	12,074	48,181
Trainline plc (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	10,823	56,759

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  25

Portfolio of investments—August 31, 2020 (unaudited)

			Shares	Value

United Kingdom (continued)
Travis Perkins plc (Industrials, Trading Companies & Distributors)			5,552	$90,886
Tritax Big Box REIT plc (Real Estate, Equity REITs)			37,100	77,418
Unilever plc (Consumer Staples, Personal Products)			58,033	3,431,021
United Utilities Group plc (Utilities, Water Utilities)			19,470	213,930
Victrex plc (Materials, Chemicals)			1,924	49,379
Vodafone Group plc (Communication Services, Wireless Telecommunication Services)			412,687	605,099
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			4,609	155,439
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			202,933	519,295
WPP plc (Communication Services, Media)			89,720	759,907

				72,928,084

Total Common Stocks (Cost $547,691,327)				612,966,032

	Dividend yield
Preferred Stocks: 0.65%

Germany: 0.65%
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	6.36%		4,364	245,286
Fuchs Petrolub SE (Materials, Chemicals)	2.20		17,707	837,196
Henkel AG & Company KGaA (Consumer Staples, Household Products)	2.01		10,581	1,080,352
Porsche Automobil Holding SE (Consumer Discretionary, Automobiles) †	3.33		18,671	1,143,017
Sartorius AG Vorzug (Health Care, Health Care Equipment & Supplies)	0.32		1,885	798,560

Total Preferred Stocks (Cost $3,543,972)				4,104,411

		Expiration date
Rights: 0.00%

Australia: 0.00%
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) †		9-10-2020	13,238	3,613

Total Rights (Cost $0)				3,613

	Yield
Short-Term Investments: 1.44%

Investment Companies: 1.44%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.06		9,103,835	9,103,835

Total Short-Term Investments (Cost $9,103,835)				9,103,835

Total investments in securities (Cost $560,339,134)	99.03%	626,177,891

Other assets and liabilities, net	0.97	6,164,234

Total net assets	100.00%	$632,342,125

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

MSCI EAFE Index	106	9-18-2020	$9,751,376	$10,070,530	$319,154	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$24,301,039	$260,504,436	$(275,701,640)	$0	$0	$25,301	$9,103,835	1.44%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  27

Statement of assets and liabilities—August 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $551,235,299)	$617,074,056
Investments in affiliated securities, at value (cost $9,103,835)	9,103,835
Segregated cash for futures contracts	1,410,220
Foreign currency, at value (cost $1,353,047)	1,369,458
Receivable for investments sold	249,023
Receivable for dividends	3,495,715
Prepaid expenses and other assets	496,629

Total assets	633,198,936

Liabilities
Payable for daily variation margin on open futures contracts	81,931
Advisory fee payable	279,676
Custody and accounting fees payable	461,425
Trustees’ fees and expenses payable	1,876
Accrued expenses and other liabilities	31,903

Total liabilities	856,811

Total net assets	$632,342,125

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Factor Enhanced International Equity Portfolio

Statement of operations—six months ended August 31, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $1,022,920)	$9,070,864
Income from affiliated securities	25,301

Total investment income	9,096,165

Expenses
Advisory fee	422,156
Custody and accounting fees	154,753
Professional fees	22,618
Shareholder report expenses	5,567
Trustees’ fees and expenses	9,898
Other fees and expenses	21,048

Total expenses	636,040
Less: Fee waivers and/or expense reimbursements	(164,806)

Net expenses	471,234

Net investment income	8,624,931

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(15,247,251)
Futures contracts	(353,852)
Foreign currency and foreign currency translations	106,801

Net realized losses on investments	(15,494,302)

Net change in unrealized gains (losses) on
Unaffiliated securities	51,746,213
Futures contracts	3,265,428
Foreign currency and foreign currency translations	18,806

Net change in unrealized gains (losses) on investments	55,030,447

Net realized and unrealized gains (losses) on investments	39,536,145

Net increase in net assets resulting from operations	$48,161,076

The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020

Operations
Net investment income	$8,624,931	$17,563,924
Net realized gains (losses) on investments	(15,494,302)	147,794
Net change in unrealized gains (losses) on investments	55,030,447	(3,240,452)

Net increase in net assets resulting from operations	48,161,076	14,471,266

Capital transactions
Transactions in investors’ beneficial interests
Contributions	151,813,646	33,306,923
Withdrawals	(153,477,883)	(159,917,517)

Net decrease in net assets resulting from capital transactions	(1,664,237)	(126,610,594)

Total increase (decrease) in net assets	46,496,839	(112,139,328)

Net assets
Beginning of period	585,845,286	697,984,614

End of period	$632,342,125	$585,845,286

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Factor Enhanced International Equity Portfolio

Financial highlights

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28
			2019	2018[1]
Total return[2]	8.03%	1.23%	(2.91)%	8.99%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.24%	0.23%	0.21%
Net expenses	0.17%	0.19%	0.20%	0.21%
Net investment income	3.06%	2.58%	3.03%	1.74%
Supplemental data
Portfolio turnover rate	65%	44%	47%	106%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

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Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Factor Enhanced International Equity Portfolio (formerly, Wells Fargo Factor Enhanced International Portfolio) (the “Portfolio”) which is a diversified series of the Trust.

Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Investment Company Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities

32  |  Wells Fargo Factor Enhanced International Equity Portfolio

Notes to financial statements (unaudited)

resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2020, the aggregate cost of all investments for federal income tax purposes was $557,422,803 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$80,493,911

Gross unrealized losses	(11,419,669)

Net unrealized gains	$69,074,242

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Australia	$38,464,799	$0	$0	$38,464,799

Austria	1,585,234	0	0	1,585,234

Belgium	4,820,400	0	0	4,820,400

Bermuda	351,982	0	0	351,982

Cambodia	39,494	0	0	39,494

Canada	61,802,746	296,265	0	62,099,011

China	1,799,859	0	0	1,799,859

Denmark	15,648,040	0	0	15,648,040

Finland	7,716,257	0	0	7,716,257

France	46,219,192	0	0	46,219,192

Germany	41,624,147	41,926	0	41,666,073

Hong Kong	16,180,075	0	0	16,180,075

Ireland	6,772,640	760,531	0	7,533,171

Israel	2,328,483	0	0	2,328,483

Italy	9,812,073	0	0	9,812,073

Japan	145,475,220	0	0	145,475,220

Luxembourg	1,507,775	106,020	0	1,613,795

Netherlands	25,350,424	415,336	0	25,765,760

New Zealand	2,848,875	0	0	2,848,875

Norway	3,987,994	0	0	3,987,994

Poland	700,873	0	0	700,873

Portugal	1,017,962	0	0	1,017,962

Singapore	7,004,050	0	0	7,004,050

South Africa	0	57,664	0	57,664

Spain	12,024,599	73,731	0	12,098,330

Sweden	21,461,652	0	0	21,461,652

Switzerland	61,284,798	372,364	0	61,657,162

Thailand	84,468	0	0	84,468

United Kingdom	1,132,317	71,701,574	94,193	72,928,084

Preferred stocks

Germany	4,104,411	0	0	4,104,411

Rights

Australia	0	3,613	0	3,613

Short-term investments

Investment companies	9,103,835	0	0	9,103,835

	552,254,674	73,829,024	94,193	626,177,891

Futures contracts	319,154	0	0	319,154

Total assets	$552,573,828	$73,829,024	$94,193	$626,497,045
Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

34  |  Wells Fargo Factor Enhanced International Equity Portfolio

Notes to financial statements (unaudited)

For the six months ended August 31, 2020, the Portfolio had no material transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $5 billion	0.15%

Next $5 billion	0.13

Over $10 billion	0.11

For the six months ended August 31, 2020, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2020 were $379,417,085 and $353,875,536, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2020, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $20,683,340 in long futures contracts during the six months ended August 31, 2020.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended August 31, 2020, there were no borrowings by the Portfolio under the agreement.

8. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a

Wells Fargo Factor Enhanced International Equity Portfolio  |  35

Notes to financial statements (unaudited)

separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

36  |  Wells Fargo Factor Enhanced International Equity Portfolio

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

40  |  Wells Fargo Factor Enhanced International Equity Portfolio

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT, ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Emerging Markets Bond Fund, Wells Fargo High Yield Corporate Bond Fund, Wells Fargo International Government Bond Fund, Wells Fargo U.S. Core Bond Fund, Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Equity Portfolio, Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, Wells Fargo International Government Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at a meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board of Funds Trust, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of Funds Trust identified in the table below (individually, an “Index Fund” and collectively, the “Index Funds”) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”).

Index Funds

Wells Fargo Emerging Markets Bond Fund

Wells Fargo High Yield Corporate Bond Fund

Wells Fargo International Government Bond Fund

Wells Fargo U.S. Core Bond Fund

In addition, the Funds Trust Board reviewed and approved an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”) for the U.S. Core Bond Fund (the “Core Bond Fund Sub-Advisory Agreement”).

At the Meeting, the Board of Master Trust, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved for each of the portfolios of Master Trust identified in the table below (individually, a “Master Portfolio” and collectively, the “Master Portfolios”): (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management; and (ii) an investment sub-advisory agreement (each, a “Master Portfolio Sub-Advisory Agreement”, and collectively, the “Master Portfolio Sub-Advisory Agreements”) with the sub-adviser(s) identified in the chart below (each, a “Sub-Adviser”, and collectively, the “Sub-Advisers”) for the corresponding Master Portfolio identified.

Master Portfolios	Sub-Advisers

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio	WellsCap

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	WellsCap

Wells Fargo Emerging Markets Bond Portfolio	Wells Fargo Asset Management (International), Limited (“WFAM International”)

Wells Fargo Factor Enhanced International Equity Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Large Cap Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Small Cap Portfolio	WellsCap

Wells Fargo International Government Bond Portfolio	WFAM International

Wells Fargo Investment Grade Corporate Bond Portfolio	WellsCap

Wells Fargo High Yield Corporate Bond Portfolio	WellsCap

Wells Fargo Strategic Retirement Bond Portfolio	WellsCap

Wells Fargo U.S. REIT Portfolio	WellsCap

Wells Fargo Factor Enhanced International Equity Portfolio  |  41

Other information (unaudited)

The Index Funds and the Master Portfolios are collectively referred to as the “Funds.” The Management Agreement, the Core Bond Fund Sub-Advisory Agreement, the Master Portfolio Advisory Agreement and the Master Portfolio Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

The Boards noted that each of the Index Funds is a feeder fund that invests all of its assets in its corresponding Master Portfolio, with the exception of the U.S. Core Bond Fund, which invests in multiple Master Portfolios. Information provided to the Boards regarding the Index Funds is also applicable to the Master Portfolios identified above, as relevant.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board of Funds Trust unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Board of Master Trust unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers under each of the Advisory Agreements was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Advisory Agreements, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, and a summary of investments made in the business of WFAM. The Boards also received a description of Funds Management’s and the Sub-Advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Boards also received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Boards also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board of Master Trust noted that each of the Master Portfolios replicates the performance of a proprietary index provided by an affiliate of Funds Management, except that the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, and the Wells Fargo Strategic Retirement Bond Portfolio track the performance of third-party indexes. The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund investment performance and expenses

The Boards considered the investment performance results for each of the Master Portfolios for the one-year period ended December 31, 2019. The Boards also considered more current results for the one-year period ended March 31, 2020. The Boards

42  |  Wells Fargo Factor Enhanced International Equity Portfolio

Other information (unaudited)

considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Master Portfolios (each, a “Universe”), and in comparison to each Master Portfolio’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Boards noted the short performance history of the Master Portfolios. For the one-year period ended December 31, 2019, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe; and (ii) the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe. For the one-year period ended March 31, 2020, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe, and (ii) the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe.

The Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index for the one-year period ended December 31, 2019, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo U.S. REIT Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo International Government Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark. For the one-year period ended March 31, 2020, the Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo U.S. REIT Portfolio, the Wells Fargo Investment Grade Corporate Bond Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than, equal to or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo International Government Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark.

The Boards received information concerning, and discussed factors contributing to, the underperformance of certain Master Portfolios, relative to the Universe and benchmark index, for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

The Board of Funds Trust took note of the investment performance of the Master Portfolios in the context of reviewing the investment performance of the Index Funds. The Board of Funds Trust also received and considered information regarding the “zero fee and expense” structure of each Index Fund. Specifically, the Funds Trust Board noted that each Index Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, are zero. The Funds Trust Board also noted that Funds Management assumes and pays or reimburses all of the ordinary operating expenses of each Index Fund, including acquired fund fees and expenses, pursuant to an agreement with each of the Index Funds (the “Fee and Expense Agreement”). The Funds Trust Board further noted that Funds Management receives a fee from Wells Fargo Wealth and Investment Management (“WIM”) pursuant to an intercompany agreement equal to the Master Portfolio fees and expenses absorbed by Funds Management through its Fee and Expense Agreement with each of the Index Funds.

Wells Fargo Factor Enhanced International Equity Portfolio  |  43

Other information (unaudited)

With respect to the Master Portfolios, the Board of Master Trust received and considered information regarding the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Funds (the “Groups”). The Boards received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.

The Boards took into account the Funds’ expense information and the Master Portfolios’ performance information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Board of Funds Trust reviewed and considered that the contractual investment management fee rate payable by each Index Fund to Funds Management for investment management services zero, and also reviewed and considered that each Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of each Fund, including acquired fund fees and expenses, under the Fee and Expense Agreement. The Board of Funds Trust also reviewed and considered that the contractual investment sub-advisory fee rate payable by Funds Management to WellsCap for investment sub-advisory services for the U.S. Core Bond Fund is also zero.

The Board of Master Trust reviewed and considered the contractual fee rates payable by the Master Portfolios to Funds Management under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Board of Master Trust also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

The Board of Master Trust reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Groups at a common asset level. The Board of Master Trust noted that the Advisory Agreement Rates of each Master Portfolio were lower than or equal to the median rate for such Master Portfolio’s expense Groups.

The Boards also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Boards ascribed limited relevance to the allocation of fees between them.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Fund Trust determined that the compensation received by Funds Management from WIM pursuant to the intercompany agreement, and the absence of compensation payable by the Funds to Funds Management pursuant to the Management Agreement or to WellsCap pursuant to the Core Bond Fund Sub-Advisory Agreement, was reasonable. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Master Trust determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates for each Master Portfolio were reasonable.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Boards noted that the Sub-Advisers’ profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Boards did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent them from approving the continuation of the Advisory Agreements.

44  |  Wells Fargo Factor Enhanced International Equity Portfolio

Other information (unaudited)

Economies of scale

The Boards received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Boards noted the existence of breakpoints in the each Master Portfolio’s advisory fee structure and each Index Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Funds in relation to such breakpoints. The Boards considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Boards concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers was reasonable.

Wells Fargo Factor Enhanced International Equity Portfolio  |  45

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Portfolio’s investment adviser, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the /Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Portfolio were noted in the Report, except that certain securities held by the Portfolio were subject to extended foreign market holiday closures, which caused the Portfolio to reclassify such securities as illiquid temporarily and resulted in the Portfolio temporarily breaching its 15% limit on illiquid investments. This breach was anticipated in advance and communicated to the Board prior to the closure. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Portfolio’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.

46  |  Wells Fargo Factor Enhanced International Equity Portfolio

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

Semi-Annual Report

August 31, 2020

Wells Fargo

Factor Enhanced U.S. Large Cap Equity Portfolio

(formerly Wells Fargo Factor Enhanced Large Cap Portfolio)

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  1

Portfolio information (unaudited)

Investment objective

The Portfolio seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Beinn, CFA®‡

Harindra de Silva, Ph.D., CFA®‡

Monisha Jayakumar

Ten largest holdings (%) as of August 31, 2020[1]

Apple Incorporated	4.42

Microsoft Corporation	3.59

Amazon.com Incorporated	3.04

Alphabet Incorporated Class A	1.82

Alphabet Incorporated Class C	1.76

Johnson & Johnson	1.49

Facebook Incorporated Class A	1.48

The Procter & Gamble Company	1.14

Berkshire Hathaway Incorporated Class B	1.13

The Home Depot Incorporated	1.10

Portfolio composition as of August 31, 2020[2]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[2]	Amounts are calculated based on the total long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

2  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Common Stocks: 98.49%

Communication Services: 11.16%

Diversified Telecommunication Services: 1.76%
AT&T Incorporated	230,097	$6,859,178
CenturyLink Incorporated	72,008	774,086
Cogent Communications Group Incorporated	574	38,607
Verizon Communications Incorporated	134,631	7,979,579

		15,651,450

Entertainment: 2.32%
Activision Blizzard Incorporated	32,275	2,695,608
Electronic Arts Incorporated †	10,195	1,421,897
Lions Gate Entertainment Class A †	31,437	306,196
Lions Gate Entertainment Class B †	38,328	347,252
Live Nation Entertainment Incorporated †	2,474	140,523
Netflix Incorporated †	12,755	6,754,538
Roku Incorporated †	1,857	322,152
Spotify Technology †	1,709	482,211
Take-Two Interactive Software Incorporated †	4,236	725,161
The Madison Square Garden Company Class A	248	40,672
The Walt Disney Company	52,370	6,906,032
Zynga Incorporated Class A †	52,354	474,327

		20,616,569

Interactive Media & Services: 5.30%
Alphabet Incorporated Class A †	9,932	16,184,492
Alphabet Incorporated Class C †	9,611	15,706,104
Facebook Incorporated Class A †	44,786	13,131,255
InterActive Corporation †	1,382	183,792
Match Group Incorporated †	8,994	1,004,450
Zillow Group Incorporated Class A †	5,813	495,733
Zillow Group Incorporated Class C †	5,826	499,638

		47,205,464

Media: 1.58%
Altice USA Incorporated †	7,469	205,995
Cable One Incorporated	196	360,705
Charter Communications Incorporated Class A †	5,417	3,334,759
Comcast Corporation Class A	135,831	6,086,587
Discovery Incorporated Class A †	22,150	488,740
DISH Network Corporation Class A †	8,333	295,988
Fox Corporation Class A	11,022	307,073
Interpublic Group of Companies Incorporated	19,581	347,759
News Corporation Class A	30,905	467,284
News Corporation Class B	39,034	588,242
Nexstar Media Group Incorporated Class A	1,836	176,274
Omnicom Group Incorporated	2,788	150,803
Sirius XM Holdings Incorporated	70,296	412,638
Tegna Incorporated	3,019	37,798
The New York Times Company Class A	12,425	538,375
ViacomCBS Incorporated Class B	9,822	273,543

		14,072,563

Wireless Telecommunication Services: 0.20%
T-Mobile US Incorporated †	15,428	1,800,139

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  3

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Consumer Discretionary: 10.60%

Auto Components: 0.09%
BorgWarner Incorporated	6,118	$248,330
Gentex Corporation	6,089	164,707
Lear Corporation	3,249	370,159

		783,196

Automobiles: 0.26%
Ford Motor Company	44,688	304,772
General Motors Company	30,354	899,389
Harley-Davidson Incorporated	1,669	46,248
Thor Industries Incorporated	11,419	1,078,296

		2,328,705

Distributors: 0.10%
Genuine Parts Company	1,829	172,731
LKQ Corporation †	9,862	313,020
Pool Corporation	1,213	397,670

		883,421

Diversified Consumer Services: 0.12%
Bright Horizons Family Solutions Incorporated †	929	123,566
Chegg Incorporated †	1,675	123,515
Frontdoor Incorporated †	10,241	446,200
Grand Canyon Education Incorporated †	958	90,090
H&R Block Incorporated	5,126	74,327
Service Corporation International	2,433	111,066
ServiceMaster Global Holdings Incorporated †	2,437	97,236
Strategic Education Incorporated	297	30,463

		1,096,463

Hotels, Restaurants & Leisure: 1.73%
Aramark	7,291	200,940
Carnival Corporation	4,918	81,049
Chipotle Mexican Grill Incorporated †	1,281	1,678,469
Choice Hotels International Incorporated	1,091	108,325
Churchill Downs Incorporated	448	78,292
Cracker Barrel Old Country Store Incorporated	294	39,311
Darden Restaurants Incorporated	3,527	305,685
Domino’s Pizza Incorporated	4,853	1,984,683
Dunkin Brands Group Incorporated	1,044	79,428
Extended Stay America Incorporated	2,184	27,278
Hilton Worldwide Holdings Incorporated	4,870	440,053
Hyatt Hotels Corporation Class A	658	37,170
Las Vegas Sands Corporation	7,093	359,686
Marriott International Incorporated Class A	4,662	479,766
Marriott Vacations Worldwide Corporation	470	44,495
McDonald’s Corporation	19,552	4,174,743
MGM Resorts International	5,265	118,463
Norwegian Cruise Line Holdings Limited †	2,101	35,948
Six Flags Entertainment Corporation	151	3,281
Starbucks Corporation	31,308	2,644,587
Texas Roadhouse Incorporated	846	53,290
The Wendy’s Company	17,925	375,350
Vail Resorts Incorporated	556	121,025
Wingstop Incorporated	400	65,360

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts Incorporated	8,754	$458,359
Wyndham Worldwide Corporation	27,657	801,776
Wynn Resorts Limited	1,168	102,142
Yum China Holdings Incorporated	204	11,773
Yum! Brands Incorporated	4,773	457,492

		15,368,219

Household Durables: 0.32%
D.R. Horton Incorporated	6,899	492,382
Garmin Limited	1,808	187,327
Helen of Troy Limited †	339	70,112
Leggett & Platt Incorporated	1,603	65,723
Lennar Corporation Class A	8,953	669,863
Lennar Corporation Class B	835	49,516
Mohawk Industries Incorporated †	1,109	102,394
Newell Rubbermaid Incorporated	11,476	183,386
NVR Incorporated †	46	191,744
Pulte Group Incorporated	3,398	151,517
Tempur-Pedic International Incorporated †	625	53,463
Toll Brothers Incorporated	1,540	65,019
TopBuild Corporation †	430	66,134
Whirlpool Corporation	2,822	501,526

		2,850,106

Internet & Direct Marketing Retail: 3.46%
Amazon.com Incorporated †	7,834	27,034,821
Booking Holdings Incorporated †	455	869,255
Chewy Incorporated Class A †	712	43,482
eBay Incorporated	30,604	1,676,487
Expedia Group Incorporated	1,690	165,874
Qurate Retail Incorporated †	4,622	51,073
Wayfair Incorporated Class A †	3,270	969,751

		30,810,743

Leisure Products: 0.26%
Hasbro Incorporated	1,643	129,698
Mattel Incorporated †	10,397	111,716
Polaris Industries Incorporated	7,672	775,179
The Brunswick Corporation	20,752	1,284,341

		2,300,934

Multiline Retail: 0.68%
Dollar General Corporation	10,433	2,106,214
Dollar Tree Incorporated †	4,390	422,625
Kohl’s Corporation	1,659	35,436
Target Corporation	23,159	3,501,872

		6,066,147

Specialty Retail: 2.66%
Advance Auto Parts Incorporated	913	142,711
AutoNation Incorporated †	32,304	1,836,805
AutoZone Incorporated †	321	384,016
Best Buy Company Incorporated	13,381	1,484,087
Burlington Stores Incorporated †	879	173,101
CarMax Incorporated †	2,077	222,094

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  5

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Specialty Retail (continued)
Dick’s Sporting Goods Incorporated	5,943	$321,635
Foot Locker Incorporated	4,306	130,601
L Brands Incorporated	5,680	166,992
Lithia Motors Incorporated Class A	274	68,215
Lowe’s Companies Incorporated	26,175	4,310,761
Murphy USA Incorporated †	381	51,382
O’Reilly Automotive Incorporated †	1,141	531,284
Penske Auto Group Incorporated	23,894	1,127,080
Ross Stores Incorporated	4,753	432,903
The Gap Incorporated	3,118	54,222
The Home Depot Incorporated	34,273	9,769,176
The TJX Companies Incorporated	21,973	1,203,901
Tiffany & Company	1,696	207,760
Tractor Supply Company	3,204	476,851
Ulta Beauty Incorporated †	753	174,832
Williams-Sonoma Incorporated	4,994	438,273

		23,708,682

Textiles, Apparel & Luxury Goods: 0.92%
Capri Holdings Limited †	27,231	431,339
Carter’s Incorporated	7,046	561,003
Deckers Outdoor Corporation †	342	69,724
HanesBrands Incorporated	40,651	621,554
Lululemon Athletica Incorporated †	2,237	840,374
Nike Incorporated Class B	40,655	4,548,888
PVH Corporation	1,178	65,685
Ralph Lauren Corporation	607	41,780
Skechers USA Incorporated Class A †	14,883	444,258
Tapestry Incorporated	19,810	291,801
VF Corporation	3,899	256,359

		8,172,765

Consumer Staples: 7.44%

Beverages: 1.66%
Boston Beer Company Incorporated Class A †	1,065	939,309
Brown-Forman Corporation Class B	8,971	656,408
Constellation Brands Incorporated Class A	3,244	598,453
Keurig Dr. Pepper Incorporated	3,916	116,814
Molson Coors Brewing Company Class B	2,390	89,960
Monster Beverage Corporation †	12,327	1,033,742
PepsiCo Incorporated	44,259	6,198,916
The Coca-Cola Company	103,700	5,136,261

		14,769,863

Food & Staples Retailing: 1.69%
BJ’s Wholesale Club Holdings Incorporated †	1,932	85,800
Casey’s General Stores Incorporated	503	89,459
Costco Wholesale Corporation	14,023	4,875,236
Performance Food Group Company †	1,651	60,278
Sprouts Farmers Market Incorporated †	30,680	716,378
Sysco Corporation	6,420	386,099
The Kroger Company	62,397	2,226,325
US Foods Holding Corporation †	2,688	65,453
Walgreens Boots Alliance Incorporated	9,753	370,809
Walmart Incorporated	44,468	6,174,382

		15,050,219

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Food Products: 1.39%
Archer Daniels Midland Company	24,447	$1,094,248
Beyond Meat Incorporated †	495	67,246
Bunge Limited	1,790	81,660
Campbell Soup Company	21,709	1,142,110
ConAgra Foods Incorporated	19,742	757,303
Darling Ingredients Incorporated †	2,155	68,895
Flowers Foods Incorporated	7,686	188,000
Freshpet Incorporated †	505	57,368
General Mills Incorporated	19,986	1,278,105
Hain Celestial Group Incorporated †	28,900	947,631
Hormel Foods Corporation	10,579	539,317
Ingredion Incorporated	10,244	824,027
Kellogg Company	14,682	1,041,101
Lamb Weston Holdings Incorporated	1,750	109,988
Lancaster Colony Corporation	248	44,075
McCormick & Company Incorporated	1,690	348,478
Mondelez International Incorporated Class A	26,637	1,556,134
Pilgrim’s Pride Corporation †	26,497	423,952
Post Holdings Incorporated †	1,285	113,106
Sanderson Farms Incorporated	275	32,164
The Hershey Company	2,043	303,672
The J.M. Smucker Company	1,566	188,202
The Kraft Heinz Company	8,137	285,120
TreeHouse Foods Incorporated †	10,160	434,950
Tyson Foods Incorporated Class A	6,622	415,862

		12,342,714

Household Products: 1.79%
Church & Dwight Company Incorporated	3,314	317,581
Colgate-Palmolive Company	17,548	1,390,854
Energizer Holdings Incorporated	10,770	498,543
Kimberly-Clark Corporation	11,640	1,836,326
Spectrum Brands Holdings Incorporated	11,177	666,149
The Clorox Company	5,074	1,134,039
The Procter & Gamble Company	73,172	10,121,883

		15,965,375

Personal Products: 0.19%
Herbalife Nutrition Limited †	14,044	690,263
NU Skin Enterprises Incorporated Class A	8,130	384,305
The Estee Lauder Companies Incorporated Class A	2,672	592,436

		1,667,004

Tobacco: 0.72%
Altria Group Incorporated	54,550	2,386,017
Philip Morris International Incorporated	50,128	3,999,713

		6,385,730

Energy: 2.06%

Energy Equipment & Services: 0.21%
Baker Hughes Incorporated	42,406	605,558
Halliburton Company	33,799	546,868
Helmerich & Payne Incorporated	793	13,069
Nabors Industries	73	2,919

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  7

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Energy Equipment & Services (continued)
National Oilwell Varco Incorporated	30,529	$366,348
Schlumberger Limited	18,507	351,818

		1,886,580

Oil, Gas & Consumable Fuels: 1.85%
Antero Midstream Corporation	130,919	886,322
Apache Corporation	29,674	439,175
Cabot Oil & Gas Corporation	16,387	310,861
Cheniere Energy Incorporated †	4,376	227,771
Chevron Corporation	31,447	2,639,347
Cimarex Energy Company	13,483	374,558
Concho Resources Incorporated	3,919	203,710
ConocoPhillips	14,738	558,423
Devon Energy Corporation	50,434	548,218
EQT Corporation	20,220	320,891
Equitrans Midstream Corporation	11,926	122,599
Exxon Mobil Corporation	114,186	4,560,589
HollyFrontier Corporation	5,149	122,907
Marathon Oil Corporation	13,586	71,734
Marathon Petroleum Corporation	35,704	1,266,064
Murphy Oil Corporation	955	13,122
Occidental Petroleum Corporation	8,118	103,423
ONEOK Incorporated	3,482	95,685
Parsley Energy Incorporated Class A	5,137	55,223
Phillips 66	38,751	2,265,771
Pioneer Natural Resources Company	2,039	211,913
The Williams Companies Incorporated	3,193	66,287
Valero Energy Corporation	18,695	983,170

		16,447,763

Financials: 8.71%

Banks: 2.07%
Associated Banc Corporation	495	6,653
Bank of America Corporation	128,443	3,306,123
Bank of Hawaii Corporation	1,312	72,212
Bank OZK	23,695	545,933
BOK Financial Corporation	575	32,281
Citigroup Incorporated	33,373	1,706,028
Citizens Financial Group Incorporated	8,998	232,778
Comerica Incorporated	1,674	66,173
Commerce Bancshares Incorporated	8,488	505,630
Community Bank System Incorporated	702	42,239
Cullen Frost Bankers Incorporated	1,447	100,509
CVB Financial Corporation	1,755	31,959
East West Bancorp Incorporated	13,150	483,657
Fifth Third Bancorp	22,145	457,516
First Financial Bankshares Incorporated	1,853	56,100
First Hawaiian Incorporated	1,643	27,159
First Horizon National Corporation	12,480	119,184
First Republic Bank	2,337	263,871
FNB Corporation	4,193	31,448
Glacier Bancorp Incorporated	1,311	45,996
Huntington Bancshares Incorporated	11,902	111,998
JPMorgan Chase & Company	51,807	5,190,543
KeyCorp	13,944	171,790

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Banks (continued)
M&T Bank Corporation	1,571	$162,221
PacWest Bancorp	4,126	78,724
People’s United Financial Incorporated	5,138	54,360
Pinnacle Financial Partners Incorporated	935	37,353
PNC Financial Services Group Incorporated	9,555	1,062,516
Popular Incorporated	1,243	46,041
Prosperity Bancshares Incorporated	119	6,488
Regions Financial Corporation	51,435	594,589
Signature Bank	3,851	373,663
Sterling Bancorp	3,674	42,876
SVB Financial Group †	1,184	302,370
Synovus Financial Corporation	6,757	147,776
TCF Financial Corporation	4,374	117,573
Truist Financial Corporation	3,993	154,968
UMB Financial Corporation	579	31,104
Umpqua Holdings Corporation	35,974	405,787
United Bankshares Incorporated	1,409	36,831
US Bancorp	16,923	615,997
Valley National Bancorp	5,127	38,504
Webster Financial Corporation	3,005	82,638
Western Alliance Bancorp	5,454	192,526
Wintrust Financial Corporation	921	40,082
Zions Bancorporation	7,113	228,754

		18,461,521

Capital Markets: 2.51%
Affiliated Managers Group Incorporated	10,833	743,685
Ameriprise Financial Incorporated	4,994	783,059
Apollo Global Management Incorporated	2,558	119,893
Ares Management Corporation Class A	8,202	331,771
Bank of New York Mellon Corporation	10,046	371,501
BlackRock Incorporated	3,101	1,842,583
Carlyle Group Incorporated	4,359	112,506
Cboe Global Markets Incorporated	8,198	752,494
Eaton Vance Corporation	6,795	278,731
Evercore Partners Incorporated Class A	3,981	246,344
FactSet Research Systems Incorporated	1,695	593,928
Franklin Resources Incorporated	3,200	67,392
Houlihan Lokey Incorporated	602	35,277
Interactive Brokers Group Incorporated Class A	964	51,111
Intercontinental Exchange Incorporated	8,345	886,489
Invesco Limited	4,525	46,155
KKR & Company Incorporated Class A	6,594	236,197
Lazard Limited Class A	1,236	39,144
LPL Financial Holdings Incorporated	13,237	1,087,552
MarketAxess Holdings Incorporated	721	350,363
Moody’s Corporation	5,477	1,613,743
Morgan Stanley	17,519	915,543
Morningstar Incorporated	303	48,525
MSCI Incorporated	2,718	1,014,548
Northern Trust Corporation	2,385	195,308
Raymond James Financial Incorporated	1,558	117,972
S&P Global Incorporated	8,820	3,231,824
SEI Investments Company	12,120	634,603
State Street Corporation	4,174	284,208
Stifel Financial Corporation	854	43,306

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  9

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Capital Markets (continued)
T. Rowe Price Group Incorporated	12,176	$1,695,021
TD Ameritrade Holding Corporation	3,174	121,818
The Blackstone Group Incorporated Class A	9,056	479,515
The Goldman Sachs Group Incorporated	8,076	1,654,530
The NASDAQ OMX Group Incorporated	7,648	1,028,044
Tradeweb Markets Incorporated Class A	3,226	184,818
VIRTU Financial Incorporated Class A	5,245	135,478

		22,374,979

Consumer Finance: 0.23%
Ally Financial Incorporated	4,283	97,995
American Express Company	6,600	670,494
Capital One Financial Corporation	444	30,649
Credit Acceptance Corporation †	110	42,548
FirstCash Financial Services Incorporated	514	30,712
Lending Tree Incorporated †	69	21,317
One Main Holdings Incorporated	2,787	81,046
SLM Corporation	58,671	448,246
Synchrony Financial	25,120	623,227

		2,046,234

Diversified Financial Services: 1.29%
Berkshire Hathaway Incorporated Class B †	45,969	10,023,081
Equitable Holdings Incorporated	52,999	1,123,049
Jefferies Financial Group Incorporated	5,735	100,592
Voya Financial Incorporated	4,681	242,991

		11,489,713

Insurance: 2.15%
AFLAC Incorporated	8,713	316,456
Alleghany Corporation	185	102,594
American Financial Group Incorporated	955	63,842
American International Group Incorporated	6,255	182,271
Aon plc Class A	3,128	625,569
Arch Capital Group Limited †	4,719	148,837
Arthur J. Gallagher & Company	5,626	592,418
Assurant Incorporated	9,021	1,096,593
Assured Guaranty Limited	1,717	36,830
Athene Holding Limited Class A †	9,210	336,718
Axis Capital Holdings Limited	985	47,044
Brown & Brown Incorporated	9,421	437,134
Chubb Limited	4,787	598,375
Cincinnati Financial Corporation	1,959	155,564
eHealth Incorporated †	398	25,122
Erie Indemnity Company Class A	335	71,502
Everest Reinsurance Group Limited	1,731	380,958
Fidelity National Financial Incorporated	3,446	113,132
First American Financial Corporation	6,152	323,411
Globe Life Incorporated	5,014	413,555
Kemper Corporation	1,766	137,148
Lincoln National Corporation	13,911	501,492
Loews Corporation	3,158	113,246
Markel Corporation †	166	180,414
Marsh & McLennan Companies Incorporated	18,597	2,136,981
MetLife Incorporated	24,962	960,039
Old Republic International Corporation	6,154	99,141

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Insurance (continued)
Primerica Incorporated	3,498	$436,725
Principal Financial Group Incorporated	10,980	462,368
Prudential Financial Incorporated	10,918	739,913
Reinsurance Group of America Incorporated	1,302	119,367
RLI Corporation	554	51,960
Selective Insurance Group Incorporated	799	47,788
The Allstate Corporation	19,048	1,771,464
The Hanover Insurance Group Incorporated	4,437	454,748
The Hartford Financial Services Group Incorporated	7,214	291,806
The Progressive Corporation	24,061	2,286,757
The Travelers Companies Incorporated	3,068	356,011
Unum Group	46,070	851,374
W.R. Berkley Corporation	2,216	137,503
White Mountains Insurance Group Limited	44	39,222
Willis Towers Watson plc	4,183	859,732

		19,103,124

Mortgage REITs: 0.43%
AGNC Investment Corporation	103,345	1,458,198
Annaly Capital Management Incorporated	152,378	1,119,978
Blackstone Mortgage Trust Incorporated Class A	1,600	38,032
New Residential Investment Corporation	135,775	1,050,899
Starwood Property Trust Incorporated	8,375	130,650

		3,797,757

Thrifts & Mortgage Finance: 0.03%
Essent Group Limited	1,113	39,734
MGIC Investment Corporation	10,450	95,827
New York Community Bancorp Incorporated	9,651	87,342
Radian Group Incorporated	2,569	39,665

		262,568

Health Care: 15.77%

Biotechnology: 3.27%
AbbVie Incorporated	63,122	6,045,194
ACADIA Pharmaceuticals Incorporated †	7,956	314,978
Acceleron Pharma Incorporated †	3,856	375,844
Alexion Pharmaceuticals Incorporated †	6,005	685,891
Alkermes plc †	12,039	199,125
Amgen Incorporated	22,559	5,714,646
Biogen Incorporated †	6,338	1,823,062
BioMarin Pharmaceutical Incorporated †	5,692	444,147
Emergent BioSolutions Incorporated †	710	80,976
Exelixis Incorporated †	12,536	278,550
Gilead Sciences Incorporated	55,303	3,691,475
Halozyme Therapeutics Incorporated †	1,898	55,033
Incyte Corporation †	8,593	827,936
Ionis Pharmaceuticals Incorporated †	2,273	123,879
Moderna Incorporated †	1,228	79,685
Natera Incorporated †	1,049	66,832
Neurocrine Biosciences Incorporated †	2,852	332,030
PTC Therapeutics Incorporated †	811	40,084
Regeneron Pharmaceuticals Incorporated †	3,998	2,478,480
Seattle Genetics Incorporated †	5,217	826,060

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  11

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Biotechnology (continued)
United Therapeutics Corporation †	15,139	$1,619,267
Vertex Pharmaceuticals Incorporated †	10,694	2,984,909

		29,088,083

Health Care Equipment & Supplies: 3.67%
Abbott Laboratories	55,789	6,107,222
ABIOMED Incorporated †	785	241,482
Align Technology Incorporated †	970	288,071
Baxter International Incorporated	14,801	1,288,723
Becton Dickinson & Company	8,180	1,985,859
Boston Scientific Corporation †	19,670	806,863
Danaher Corporation	15,598	3,220,519
Dentsply Sirona Incorporated	4,146	186,031
DexCom Incorporated †	3,331	1,417,041
Edwards Lifesciences Corporation †	17,934	1,539,455
Envista Holdings Corporation †	9,096	218,213
Globus Medical Incorporated Class A †	2,887	163,173
Haemonetics Corporation †	2,345	210,253
Hill-Rom Holdings Incorporated	2,987	280,151
Hologic Incorporated †	8,516	508,576
ICU Medical Incorporated †	284	56,868
IDEXX Laboratories Incorporated †	2,558	1,000,331
Insulet Corporation †	1,544	336,978
Integra LifeSciences Holdings Corporation †	1,016	48,555
Intuitive Surgical Incorporated †	1,047	765,189
iRhythm Technologies Incorporated †	394	86,751
LivaNova plc †	709	33,252
Masimo Corporation †	2,940	658,560
Medtronic plc	38,301	4,116,208
Neogen Corporation †	717	54,635
Nevro Corporation †	418	57,492
NuVasive Incorporated †	715	37,273
Penumbra Incorporated †	434	90,771
Quidel Corporation †	4,646	817,510
ResMed Incorporated	6,535	1,181,397
STERIS plc	2,652	423,365
Stryker Corporation	6,876	1,362,548
Tandem Diabetes Care Incorporated †	1,332	150,143
Teleflex Incorporated	644	253,060
The Cooper Companies Incorporated	776	243,959
Varian Medical Systems Incorporated †	1,258	218,477
West Pharmaceutical Services Incorporated	5,544	1,574,274
Wright Medical Group NV †	1,670	50,484
Zimmer Biomet Holdings Incorporated	4,381	617,195

		32,696,907

Health Care Providers & Services: 2.23%
Amedisys Incorporated †	471	113,935
AmerisourceBergen Corporation	3,022	293,225
Anthem Incorporated	6,825	1,921,374
Cardinal Health Incorporated	6,078	308,519
Centene Corporation †	15,462	948,130
Chemed Corporation	222	114,798
Cigna Corporation	13,489	2,392,544
CVS Health Corporation	49,779	3,092,271
DaVita HealthCare Partners Incorporated †	9,724	843,654

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Health Care Providers & Services (continued)
Encompass Health Corporation	1,403	$91,532
HCA Healthcare Incorporated	3,689	500,671
Henry Schein Incorporated †	1,994	132,481
Humana Incorporated	5,063	2,102,006
LHC Group Incorporated †	410	85,460
McKesson Corporation	2,269	348,155
Molina Healthcare Incorporated †	6,700	1,239,299
Quest Diagnostics Incorporated	1,937	215,472
UnitedHealth Group Incorporated	15,955	4,986,735
Universal Health Services Incorporated Class B	1,096	120,944

		19,851,205

Health Care Technology: 0.38%
Cerner Corporation	18,911	1,387,500
Omnicell Incorporated †	573	38,208
Teladoc Incorporated †	5,053	1,089,882
Veeva Systems Incorporated Class A †	2,938	829,309

		3,344,899

Life Sciences Tools & Services: 1.40%
Agilent Technologies Incorporated	11,989	1,203,935
Avantor Incorporated †	27,634	623,699
Bio-Rad Laboratories Incorporated Class A †	617	313,800
Bio-Techne Corporation	542	138,459
Bruker Corporation	1,443	60,635
Charles River Laboratories International Incorporated †	2,149	470,524
Illumina Incorporated †	666	237,909
IQVIA Holdings Incorporated †	5,252	860,015
Mettler-Toledo International Incorporated †	408	396,078
Neogenomics Incorporated †	1,320	51,414
PerkinElmer Incorporated	2,538	298,773
PPD Incorporated †	533	18,303
PRA Health Sciences Incorporated †	6,976	745,804
Qiagen N.V. †	3,025	154,154
Repligen Corporation †	711	110,141
Syneos Health Incorporated †	12,243	772,533
Thermo Fisher Scientific Incorporated	12,443	5,337,798
Waters Corporation †	2,919	631,263

		12,425,237

Pharmaceuticals: 4.82%
Bristol-Myers Squibb Company	83,681	5,204,958
Catalent Incorporated †	2,578	238,465
Elanco Animal Health Incorporated †	5,068	147,276
Eli Lilly & Company	31,063	4,609,439
Horizon Therapeutics plc †	12,996	976,260
Jazz Pharmaceuticals plc †	4,021	540,382
Johnson & Johnson	86,302	13,239,590
Merck & Company Incorporated	81,559	6,954,536
Mylan NV †	63,697	1,043,357
Perrigo Company plc	14,435	754,951
Pfizer Incorporated	172,630	6,523,688
Zoetis Incorporated	16,694	2,672,709

		42,905,611

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  13

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Industrials: 9.17%

Aerospace & Defense: 1.77%
Aerojet Rocketdyne Holdings Incorporated †	1,030	$42,611
Axon Enterprise Incorporated †	954	81,739
BWX Technologies Incorporated	18,375	1,021,834
Curtiss-Wright Corporation	3,402	348,093
General Dynamics Corporation	6,094	910,139
HEICO Corporation	508	55,839
Hexcel Corporation	930	36,633
Howmet Aerospace Incorporated	12,990	227,585
Huntington Ingalls Industries Incorporated	5,540	839,421
L3Harris Technologies Incorporated	5,476	989,732
Lockheed Martin Corporation	10,470	4,086,022
Mercury Computer Systems Incorporated †	1,933	146,405
Northrop Grumman Corporation	6,690	2,292,061
Raytheon Technologies Corporation	48,485	2,957,585
Teledyne Technologies Incorporated †	3,479	1,091,049
Textron Incorporated	2,700	106,461
The Boeing Company	655	112,542
TransDigm Group Incorporated	726	362,760

		15,708,511

Air Freight & Logistics: 0.58%
C.H. Robinson Worldwide Incorporated	8,542	839,679
Expeditors International of Washington Incorporated	10,957	968,489
United Parcel Service Incorporated Class B	18,273	2,989,828
XPO Logistics Incorporated †	4,348	383,798

		5,181,794

Airlines: 0.22%
Alaska Air Group Incorporated	14,586	568,125
American Airlines Group Incorporated	3,117	40,677
Copa Holdings SA Class A	6,733	358,532
Delta Air Lines Incorporated	6,253	192,905
JetBlue Airways Corporation †	25,739	296,513
Southwest Airlines Company	11,147	418,904
United Airlines Holdings Incorporated †	2,635	94,860

		1,970,516

Building Products: 0.54%
A.O. Smith Corporation	6,094	298,423
Allegion plc	1,169	120,863
Armstrong World Industries Incorporated	616	45,424
Carrier Global Corporation	26,809	800,249
Fortune Brands Home & Security Incorporated	6,464	543,493
Johnson Controls International plc	9,123	371,580
Lennox International Incorporated	478	133,998
Masco Corporation	20,908	1,218,936
Owens Corning Incorporated	7,423	502,092
Simpson Manufacturing Company Incorporated	589	57,922
Trane Technologies plc	3,117	369,022
Trex Company Incorporated †	2,438	364,457

		4,826,459

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Commercial Services & Supplies: 0.38%
ADT Incorporated	48,611	$517,707
Cintas Corporation	1,114	371,229
Clean Harbors Incorporated †	1,054	64,399
Copart Incorporated †	2,891	298,698
IAA Incorporated †	1,736	90,828
MSA Safety Incorporated	4,413	555,817
Republic Services Incorporated	4,429	410,657
Rollins Incorporated	1,970	108,626
Stericycle Incorporated †	3,106	199,126
Tetra Tech Incorporated	749	69,140
The Brink’s Company	544	26,308
Waste Management Incorporated	5,729	653,106

		3,365,641

Construction & Engineering: 0.08%
AECOM Technology Corporation †	8,799	347,648
EMCOR Group Incorporated	734	55,057
Jacobs Engineering Group Incorporated	1,817	164,021
Quanta Services Incorporated	2,874	147,293

		714,019

Electrical Equipment: 0.61%
Acuity Brands Incorporated	450	49,181
Eaton Corporation plc	9,944	1,015,282
Emerson Electric Company	13,322	925,479
Generac Holdings Incorporated †	7,059	1,341,069
GrafTech International Limited	15,440	102,830
Hubbell Incorporated	2,898	419,978
nVent Electric plc	1,995	38,144
Regal-Beloit Corporation	5,265	520,498
Rockwell Automation Incorporated	3,918	903,217
Sensata Technologies Holding plc †	1,959	81,573

		5,397,251

Industrial Conglomerates: 1.00%
3M Company	18,472	3,011,305
Carlisle Companies Incorporated	1,644	215,282
General Electric Company	255,123	1,617,480
Honeywell International Incorporated	21,775	3,604,851
Roper Technologies Incorporated	1,107	472,899

		8,921,817

Machinery: 1.86%
AGCO Corporation	2,075	147,533
Allison Transmission Holdings Incorporated	2,684	96,275
Caterpillar Incorporated	14,849	2,113,161
Colfax Corporation †	21,528	716,452
Crane Company	672	37,995
Cummins Incorporated	7,116	1,474,791
Deere & Company	5,922	1,243,975
Donaldson Company Incorporated	6,678	336,304
Dover Corporation	5,323	584,678
Flowserve Corporation	1,602	47,547
Graco Incorporated	2,152	124,859
IDEX Corporation	1,038	187,079

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  15

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Machinery (continued)
Illinois Tool Works Incorporated	11,831	$2,337,214
ITT Incorporated	1,476	92,708
John Bean Technologies Corporation	432	44,284
Lincoln Electric Holdings Incorporated	8,473	819,424
Nordson Corporation	2,051	382,491
Oshkosh Corporation	8,760	674,608
Otis Worldwide Corporation	16,350	1,028,415
PACCAR Incorporated	14,316	1,228,885
Parker-Hannifin Corporation	3,502	721,447
Pentair plc	6,762	305,237
Rexnord Corporation	1,643	47,581
Snap-on Incorporated	1,200	177,924
Stanley Black & Decker Incorporated	357	57,584
The Middleby Corporation †	917	89,774
The Timken Company	10,124	548,620
The Toro Company	2,988	224,937
Wabtec Corporation	5,690	378,670
Woodward Governor Company	1,038	88,946
Xylem Incorporated	2,419	193,955

		16,553,353

Marine: 0.00%
Kirby Corporation †	716	30,387

Professional Services: 0.54%
CoreLogic Incorporated	2,297	152,521
CoStar Group Incorporated †	459	389,507
Equifax Incorporated	1,437	241,804
Exponent Incorporated	690	55,514
FTI Consulting Incorporated †	7,327	840,847
IHS Markit Limited	4,767	380,979
ManpowerGroup Incorporated	15,762	1,155,512
Nielsen Holdings plc	6,497	99,274
Robert Half International Incorporated	16,089	855,935
TransUnion	2,435	211,163
Verisk Analytics Incorporated	2,249	419,821

		4,802,877

Road & Rail: 1.35%
AMERCO	159	56,428
CSX Corporation	3,990	305,075
J.B. Hunt Transport Services Incorporated	11,957	1,680,437
Kansas City Southern	2,855	519,724
Knight-Swift Transportation Holdings Incorporated	16,928	769,547
Landstar System Incorporated	15,269	2,032,151
Lyft Incorporated Class A †	2,366	70,199
Norfolk Southern Corporation	3,374	717,076
Old Dominion Freight Line Incorporated	9,128	1,845,499
Ryder System Incorporated	81	3,313
Schneider National Incorporated Class B	20,516	555,163
Union Pacific Corporation	17,671	3,400,607

		11,955,219

Trading Companies & Distributors: 0.24%
Fastenal Company	11,802	576,646
HD Supply Holdings Incorporated †	1,926	76,385

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Trading Companies & Distributors (continued)
MSC Industrial Direct Company Class A	3,250	$214,175
SiteOne Landscape Supply Incorporated †	544	68,027
United Rentals Incorporated †	153	27,089
Univar Incorporated †	25,099	456,551
W.W. Grainger Incorporated	1,025	374,566
Watsco Incorporated	1,474	361,115

		2,154,554

Information Technology: 24.10%

Communications Equipment: 0.78%
Acacia Communications Incorporated †	481	32,458
Arista Networks Incorporated †	745	166,470
Ciena Corporation †	18,464	1,048,201
Cisco Systems Incorporated	69,644	2,940,370
CommScope Holdings Incorporated †	2,804	28,881
F5 Networks Incorporated †	827	109,437
Juniper Networks Incorporated	14,470	361,750
Lumentum Holdings Incorporated †	8,897	765,142
Motorola Solutions Incorporated	2,928	453,108
Ubiquiti Incorporated	4,964	902,207
Viasat Incorporated †	1,063	42,265
Viavi Solutions Incorporated †	2,711	36,151

		6,886,440

Electronic Equipment, Instruments & Components: 0.94%
Amphenol Corporation Class A	3,899	428,110
Arrow Electronics Incorporated †	23,207	1,823,142
Avnet Incorporated	3,241	89,160
CDW Corporation of Delaware	7,548	857,830
Coherent Incorporated †	1,318	148,486
Dolby Laboratories Incorporated Class A	761	53,156
FLIR Systems Incorporated	3,023	111,549
II-VI Incorporated †	1,160	51,620
Jabil Circuit Incorporated	44,553	1,521,485
Keysight Technologies Incorporated †	3,394	334,377
Littelfuse Incorporated	306	55,337
National Instruments Corporation	1,585	56,886
SYNNEX Corporation	11,656	1,482,060
TE Connectivity Limited	4,509	435,569
Trimble Navigation Limited †	4,723	247,532
Zebra Technologies Corporation Class A †	2,444	700,279

		8,396,578

IT Services: 5.17%
Accenture plc Class A	21,025	5,044,528
Akamai Technologies Incorporated †	6,451	751,090
Alliance Data Systems Corporation	17,209	776,298
Amdocs Limited	11,159	683,266
Automatic Data Processing Incorporated	8,430	1,172,529
Black Knight Incorporated †	2,637	221,772
Booz Allen Hamilton Holding Corporation	16,294	1,434,850
Broadridge Financial Solutions Incorporated	1,487	204,314
CACI International Incorporated Class A †	6,731	1,576,333
Cognizant Technology Solutions Corporation Class A	18,633	1,245,802
DXC Technology Company	61,404	1,226,852

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  17

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

IT Services (continued)
EPAM Systems Incorporated †	2,494	$815,787
Euronet Worldwide Incorporated †	590	60,994
Fidelity National Information Services Incorporated	11,745	1,771,733
Fiserv Incorporated †	13,548	1,349,110
FleetCor Technologies Incorporated †	1,585	398,548
Gartner Incorporated †	1,159	150,461
Genpact Limited	3,815	160,917
GoDaddy Incorporated Class A †	4,765	398,735
International Business Machines Corporation	27,225	3,357,115
Jack Henry & Associates Incorporated	6,427	1,063,154
KBR Incorporated	1,782	44,532
Leidos Holdings Incorporated	19,352	1,751,162
MasterCard Incorporated Class A	13,790	4,939,440
MAXIMUS Incorporated	866	67,158
Paychex Incorporated	12,778	977,134
PayPal Holdings Incorporated †	17,872	3,648,390
Perspecta Incorporated	1,606	33,357
Science Applications International Corporation	20,181	1,684,306
Square Incorporated Class A †	6,412	1,023,099
Switch Incorporated Class A	8,188	140,834
The Western Union Company	51,672	1,218,942
VeriSign Incorporated †	2,881	618,839
Visa Incorporated Class A	28,183	5,974,514
WEX Incorporated †	173	27,630

		46,013,525

Semiconductors & Semiconductor Equipment: 4.38%
Advanced Micro Devices Incorporated †	45,001	4,086,991
Analog Devices Incorporated	352	41,142
Applied Materials Incorporated	33,048	2,035,757
Broadcom Incorporated	4,840	1,680,206
Brooks Automation Incorporated	953	49,203
Cabot Microelectronics Corporation	400	60,916
Cirrus Logic Incorporated †	13,372	810,209
Enphase Energy Incorporated †	3,874	299,189
Entegris Incorporated	7,044	471,173
First Solar Incorporated †	1,297	99,337
Inphi Corporation †	3,893	443,724
Intel Corporation	142,607	7,265,827
KLA Corporation	8,560	1,755,998
Lam Research Corporation	6,516	2,191,591
Lattice Semiconductor Corporation †	1,657	47,390
Maxim Integrated Products Incorporated	3,510	240,224
Microchip Technology Incorporated	1,932	211,940
Micron Technology Incorporated †	24,888	1,132,653
MKS Instruments Incorporated	5,664	677,018
Monolithic Power Systems Incorporated	1,416	378,256
NVIDIA Corporation	11,374	6,084,863
ON Semiconductor Corporation †	4,600	98,302
Power Integrations Incorporated	723	40,466
Qorvo Incorporated †	4,845	621,468
QUALCOMM Incorporated	20,879	2,486,689
Semtech Corporation †	917	53,782
Silicon Laboratories Incorporated †	540	55,301
Skyworks Solutions Incorporated	7,349	1,064,503
Solaredge Technologies Incorporated †	908	200,804

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Teradyne Incorporated	8,447	$717,742
Texas Instruments Incorporated	25,287	3,594,547

		38,997,211

Software: 8.15%
2U Incorporated †	3,498	144,782
ACI Worldwide Incorporated †	1,563	45,921
Adobe Incorporated †	9,321	4,785,308
ANSYS Incorporated †	2,655	900,072
Aspen Technology Incorporated †	946	120,170
Atlassian Corporation plc Class A †	1,185	227,236
Autodesk Incorporated †	3,258	800,491
Avalara Incorporated †	987	130,689
Blackbaud Incorporated	659	42,077
BlackLine Incorporated †	654	57,140
Cadence Design Systems Incorporated †	8,933	990,759
CDK Global Incorporated	20,854	972,213
Citrix Systems Incorporated	12,335	1,791,042
Cloudflare Incorporated Class A †	2,699	103,264
DocuSign Incorporated †	8,175	1,823,025
Dropbox Incorporated Class A †	9,517	201,475
Envestnet Incorporated †	662	54,939
Everbridge Incorporated †	773	114,876
Fair Isaac Corporation †	1,383	581,953
FireEye Incorporated †	2,918	42,836
Five9 Incorporated †	7,055	899,089
Fortinet Incorporated †	9,672	1,276,752
Globant SA †	2,353	417,846
Guidewire Software Incorporated †	1,076	120,846
Intuit Incorporated	8,200	2,832,198
J2 Global Incorporated †	636	44,514
LogMeIn Incorporated	12,501	1,075,586
Manhattan Associates Incorporated †	12,429	1,208,720
Microsoft Corporation	141,688	31,954,895
New Relic Incorporated †	895	54,980
NortonLifeLock Incorporated	88,947	2,092,033
Nuance Communications Incorporated	45,876	1,374,445
Nutanix Incorporated Class A †	5,902	169,446
Oracle Corporation	66,425	3,800,839
Palo Alto Networks Incorporated †	1,734	446,349
Pegasystems Incorporated	1,658	213,003
Proofpoint Incorporated †	797	87,407
PTC Incorporated †	1,392	127,243
Q2 Holdings Incorporated †	604	58,763
Qualys Incorporated †	481	51,053
RealPage Incorporated †	1,124	70,385
RingCentral Incorporated Class A †	3,028	880,452
Salesforce.com Incorporated †	12,255	3,341,326
ServiceNow Incorporated †	2,956	1,424,851
Splunk Incorporated †	1,449	317,809
SS&C Technologies Holdings Incorporated	15,216	969,564
Synopsys Incorporated †	5,980	1,323,374
Teradata Corporation †	3,510	85,469
Tyler Technologies Incorporated †	3,018	1,042,146
Verint Systems Incorporated †	885	42,091

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  19

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Software (continued)
VMware Incorporated Class A †	1,188	$171,595
Zoom Video Communications Incorporated †	1,842	598,834

		72,504,171

Technology Hardware, Storage & Peripherals: 4.68%
Apple Incorporated	304,528	39,296,293
Dell Technologies Incorporated †	3,333	220,245
Hewlett Packard Enterprise Company	16,273	157,360
HP Incorporated	55,845	1,091,770
NCR Corporation †	1,626	33,235
NetApp Incorporated	2,948	139,706
Seagate Technology plc	3,064	147,041
Western Digital Corporation	13,080	502,534
Xerox Holdings Corporation	2,165	40,832

		41,629,016

Materials: 2.81%

Chemicals: 1.83%
Air Products & Chemicals Incorporated	4,790	1,399,925
Albemarle Corporation	1,886	171,645
Ashland Global Holdings Incorporated	801	59,026
Axalta Coating Systems Limited †	2,872	68,497
Balchem Corporation	471	46,017
Cabot Corporation	16,168	598,378
Celanese Corporation Series A	3,314	335,211
CF Industries Holdings Incorporated	3,770	123,015
Corteva Incorporated	25,038	714,835
Dow Incorporated	22,020	993,542
DuPont de Nemours Incorporated	5,591	311,754
Eastman Chemical Company	6,717	491,080
Ecolab Incorporated	4,576	901,838
Element Solutions Incorporated †	37,161	399,481
FMC Corporation	7,683	821,005
Huntsman Corporation	13,176	284,865
International Flavors & Fragrances Incorporated	1,481	183,333
Linde plc	7,862	1,963,456
LyondellBasell Industries NV Class A	11,384	745,424
NewMarket Corporation	128	47,679
Olin Corporation	2,958	33,278
PPG Industries Incorporated	3,781	455,232
RPM International Incorporated	8,897	754,199
Scotts Miracle-Gro Company Class A	5,318	896,243
The Chemours Company	49,965	1,032,277
The Mosaic Company	4,564	83,202
The Sherwin-Williams Company	3,256	2,184,939
Valvoline Incorporated	8,213	167,545
W.R. Grace & Company	902	36,720

		16,303,641

Construction Materials: 0.08%
Eagle Materials Incorporated	2,688	219,798
Martin Marietta Materials Incorporated	1,491	302,479
Vulcan Materials Company	1,669	200,280

		722,557

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Containers & Packaging: 0.45%
AptarGroup Incorporated	897	$106,196
Avery Dennison Corporation	1,088	125,544
Ball Corporation	6,539	525,539
Berry Global Group Incorporated †	1,825	94,061
Crown Holdings Incorporated †	11,161	857,723
Graphic Packaging Holding Company	47,028	657,451
International Paper Company	5,032	182,511
Packaging Corporation of America	4,550	460,642
Sealed Air Corporation	3,295	129,494
Silgan Holdings Incorporated	17,319	659,161
Sonoco Products Company	1,370	72,651
WestRock Company	3,398	103,061

		3,974,034

Metals & Mining: 0.45%
Freeport-McMoRan Incorporated	9,189	143,440
Newmont Corporation	16,016	1,077,556
Nucor Corporation	8,756	398,048
Reliance Steel & Aluminum Company	13,481	1,413,752
Royal Gold Incorporated	957	130,458
Steel Dynamics Incorporated	27,785	820,213

		3,983,467

Real Estate: 3.68%

Equity REITs: 3.49%
Agree Realty Corporation	597	39,951
Alexandria Real Estate Equities Incorporated	1,989	334,908
American Campus Communities Incorporated	1,607	54,477
American Homes 4 Rent Class A	11,711	335,403
American Tower Corporation	16,164	4,027,261
Americold Realty Trust	13,234	507,524
Apartment Investment & Management Company Class A	1,818	65,503
AvalonBay Communities Incorporated	1,751	276,763
Boston Properties Incorporated	1,660	144,204
Brandywine Realty Trust	1,800	20,034
Brixmor Property Group Incorporated	13,239	156,220
Brookfield Property REIT Incorporated Class A	14,961	172,500
Camden Property Trust	1,211	110,128
CoreSite Realty Corporation	4,611	564,617
Corporate Office Properties Trust	18,688	460,472
Cousins Properties Incorporated	1,865	55,670
Crown Castle International Corporation	17,291	2,822,756
CubeSmart	4,028	127,365
CyrusOne Incorporated	7,396	617,788
Digital Realty Trust Incorporated	7,334	1,141,537
Douglas Emmett Incorporated	3,171	88,534
Duke Realty Corporation	15,205	586,153
EastGroup Properties Incorporated	485	64,583
Equinix Incorporated	4,177	3,298,911
Equity Commonwealth	5,579	175,125
Equity Lifestyle Properties Incorporated	8,041	533,038
Equity Residential	4,586	258,880
Essex Property Trust Incorporated	846	183,167
Extra Space Storage Incorporated	1,673	178,258
Federal Realty Investment Trust	1,333	105,627

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  21

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Equity REITs (continued)
First Industrial Realty Trust Incorporated	4,164	$177,595
Gaming and Leisure Properties Incorporated	18,920	687,742
Healthcare Realty Trust Incorporated	1,716	49,507
Healthcare Trust of America Incorporated Class A	4,198	110,785
Healthpeak Properties Incorporated	5,985	165,425
Highwoods Properties Incorporated	8,858	330,049
Host Hotels & Resorts Incorporated	8,595	96,522
Hudson Pacific Properties Incorporated	1,825	42,851
Invitation Homes Incorporated	12,055	345,135
Iron Mountain Incorporated	18,050	543,125
JBG Smith Properties	1,597	44,189
Kilroy Realty Corporation	1,318	77,129
Kimco Realty Corporation	10,853	130,127
Lamar Advertising Company Class A	7,562	523,517
Lexington Corporate Properties Trust	3,099	35,236
Life Storage Incorporated	4,281	451,346
Medical Properties Trust Incorporated	14,862	276,136
MGM Growth Properties LLC Class A	1,683	47,242
Mid-America Apartment Communities Incorporated	4,609	539,806
National Health Investors Incorporated	533	33,179
National Retail Properties Incorporated	1,979	70,136
Omega Healthcare Investors Incorporated	7,116	220,383
Outfront Media Incorporated	2,084	35,282
Physicians Realty Trust	2,557	46,410
Prologis Incorporated	19,297	1,965,592
PS Business Parks Incorporated	264	33,317
Public Storage Incorporated	3,130	664,812
QTS Realty Trust Incorporated Class A	813	55,138
Rayonier Incorporated	7,280	213,158
Realty Income Corporation	4,143	256,990
Regency Centers Corporation	1,945	77,236
Rexford Industrial Realty Incorporated	1,462	70,147
Sabra Health Care REIT Incorporated	2,425	35,963
SBA Communications Corporation	6,380	1,952,727
Simon Property Group Incorporated	3,060	207,621
SL Green Realty Corporation	820	38,343
Spirit Realty Capital Incorporated REIT	1,097	38,954
STAG Industrial Incorporated	1,885	60,886
STORE Capital Corporation	3,703	100,129
Sun Communities Incorporated	1,485	221,384
Taubman Centers Incorporated	1,129	43,241
Terreno Realty Corporation	840	50,098
UDR Incorporated	3,619	125,977
Ventas Incorporated	4,335	178,645
VEREIT Incorporated	18,202	122,317
VICI Properties Incorporated	7,624	170,320
Vornado Realty Trust	2,064	73,953
Weingarten Realty Investors	346	6,045
Welltower Incorporated	7,620	438,302
Weyerhaeuser Company	36,911	1,118,772
WP Carey Incorporated	1,944	134,855

		31,041,133

Real Estate Management & Development: 0.19%
CBRE Group Incorporated Class A †	23,425	1,101,678
Jones Lang LaSalle Incorporated	6,083	626,792

		1,728,470

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Utilities: 2.99%

Electric Utilities: 1.73%
ALLETE Incorporated	704	$37,988
Alliant Energy Corporation	5,379	291,273
American Electric Power Company Incorporated	13,140	1,035,826
Avangrid Incorporated	787	37,807
Duke Energy Corporation	19,037	1,529,433
Edison International	4,959	260,248
Entergy Corporation	5,297	525,145
Evergy Incorporated	8,486	451,625
Eversource Energy	10,244	878,013
Exelon Corporation	13,947	514,784
FirstEnergy Corporation	19,955	570,513
Hawaiian Electric Industries Incorporated	2,365	81,853
IDACORP Incorporated	720	64,728
NextEra Energy Incorporated	15,226	4,250,642
NRG Energy Incorporated	26,810	922,532
OGE Energy Corporation	4,143	131,996
PG&E Corporation †	18,370	170,106
Pinnacle West Capital Corporation	2,348	172,226
PNM Resources Incorporated	1,114	48,660
Portland General Electric Company	1,267	48,336
PPL Corporation	22,748	628,527
The Southern Company	31,493	1,643,305
Xcel Energy Incorporated	15,497	1,076,654

		15,372,220

Gas Utilities: 0.09%
Atmos Energy Corporation	3,851	384,407
National Fuel Gas Company	1,712	78,136
New Jersey Resources Corporation	1,399	42,166
ONE Gas Incorporated	753	55,812
South Jersey Industries Incorporated	1,385	30,678
Southwest Gas Holdings Incorporated	754	47,404
Spire Incorporated	709	41,271
UGI Corporation	2,804	96,822

		776,696

Independent Power & Renewable Electricity Producers: 0.08%
AES Corporation	13,254	235,259
Nextera Energy Partners LP	900	54,288
Vistra Energy Corporation	23,483	451,578

		741,125

Multi-Utilities: 0.95%
Ameren Corporation	8,585	679,159
Avista Corporation	951	35,054
Black Hills Corporation	896	50,248
CenterPoint Energy Incorporated	17,800	357,246
CMS Energy Corporation	8,825	533,824
Consolidated Edison Incorporated	6,793	484,613
Dominion Energy Incorporated	27,725	2,174,749
DTE Energy Company	2,598	308,305
MDU Resources Group Incorporated	37,558	887,120
NiSource Incorporated	7,984	176,925
Northwestern Corporation	719	37,129

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  23

Portfolio of investments—August 31, 2020 (unaudited)

			Shares	Value

Multi-Utilities (continued)
Public Service Enterprise Group Incorporated			10,651	$556,408
Sempra Energy			8,382	1,036,434
WEC Energy Group Incorporated			12,411	1,167,627

				8,484,841

Water Utilities: 0.14%
American States Water Company			520	39,562
American Water Works Company Incorporated			7,140	1,009,168
Essential Utilities Incorporated			4,494	190,995

				1,239,725

Total Common Stocks (Cost $691,929,006)				876,455,900

		Expiration date
Warrants: 0.00%

Energy: 0.00%

Oil, Gas & Consumable Fuels: 0.00%
Occidental Petroleum Corporation †		8-3-2027	2,463	7,266

Total Warrants (Cost $12,192)				7,266

	Yield
Short-Term Investments: 1.19%

Investment Companies: 1.19%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.06%		10,590,725	10,590,725

Total Short-Term Investments (Cost $10,590,725)				10,590,725

Total investments in securities (Cost $702,531,923)	99.68%	887,053,891

Other assets and liabilities, net	0.32	2,826,236

Total net assets	100.00%	$889,880,127

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

S&P 500 E-Mini Index	69	9-18-2020	$11,984,458	$12,071,205	$86,747	$0

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$37,548,710	$221,692,997	$(248,650,982)	$0	$0	$44,039	$10,590,725	1.19%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  25

Statement of assets and liabilities—August 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $ 691,941,198)	$876,463,166
Investments in affiliated securities, at value (cost $ 10,590,725)	10,590,725
Cash	1,075,711
Segregated cash for futures contracts	1,795,600
Receivable for dividends	1,497,508
Prepaid expenses and other assets	5,808

Total assets	891,428,518

Liabilities
Payable for daily variation margin on open futures contracts	46,030
Due to broker	1,075,711
Advisory fee payable	263,479
Custody and accounting fees payable	137,496
Trustees’ fees and expenses payable	1,876
Accrued expenses and other liabilities	23,799

Total liabilities	1,548,391

Total net assets	$889,880,127

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Statement of operations—six months ended August 31, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $101,960)	$9,610,350
Income from affiliated securities	44,039
Interest	6,160

Total investment income	9,660,549

Expenses
Advisory fee	445,118
Custody and accounting fees	35,637
Professional fees	22,498
Trustees’ fees and expenses	9,898
Shareholder report expenses	3,751
Other fees and expenses	12,424

Total expenses	529,326
Less: Fee waivers and/or expense reimbursements	(62,717)

Net expenses	466,609

Net investment income	9,193,940

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	38,066,738
Futures contracts	(2,414,438)

Net realized gains on investments	35,652,300

Net change in unrealized gains (losses) on
Unaffiliated securities	43,832,809
Futures contracts	5,894,150

Net change in unrealized gains (losses) on investments	49,726,959

Net realized and unrealized gains (losses) on investments	85,379,259

Net increase in net assets resulting from operations	$94,573,199

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  27

Statement of changes in net assets

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020

Operations
Net investment income	$9,193,940	$23,966,798
Net realized gains on investments	35,652,300	81,060,499
Net change in unrealized gains (losses) on investments	49,726,959	(45,841,488)

Net increase in net assets resulting from operations	94,573,199	59,185,809

Capital transactions
Transactions in investors’ beneficial interests
Contributions	132,502,122	30,265,251
Withdrawals	(298,624,803)	(301,569,041)

Net decrease in net assets resulting from capital transactions	(166,122,681)	(271,303,790)

Total decrease in net assets	(71,549,482)	(212,117,981)

Net assets
Beginning of period	961,429,609	1,173,547,590

End of period	$889,880,127	$961,429,609

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Financial highlights

	Six months ended August 31, 2020 (unaudited)	Year Ended February 29, 2020	Year ended February 28
			2019	2018[1]
Total return[2]	11.10%	4.00%	7.60%	11.92%
Ratios to average net assets (annualized)
Gross expenses	0.12%	0.12%	0.12%	0.12%
Net expenses	0.10%	0.11%	0.11%	0.12%
Net investment income	2.07%	2.10%	2.09%	1.94%
Supplemental data
Portfolio turnover rate	44%	25%	23%	75%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  29

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio (formerly, Wells Fargo Factor Enhanced Large Cap Portfolio) (the “Portfolio”) which is a diversified series of the Trust.

Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Investment Company Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

30  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Notes to financial statements (unaudited)

Federal and other taxes

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2020, the aggregate cost of all investments for federal income tax purposes was $693,686,329 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$204,632,214

Gross unrealized losses	(11,177,905)

Net unrealized gains	$193,454,309

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$99,346,185	$0	$0	$99,346,185

Consumer discretionary	94,369,381	0	0	94,369,381

Consumer staples	66,180,905	0	0	66,180,905

Energy	18,334,343	0	0	18,334,343

Financials	77,535,896	0	0	77,535,896

Health care	140,311,942	0	0	140,311,942

Industrials	81,429,877	0	0	81,429,877

Information technology	214,579,462	0	0	214,579,462

Materials	24,983,699	0	0	24,983,699

Real estate	32,769,603	0	0	32,769,603

Utilities	26,614,607	0	0	26,614,607

Warrants

Energy	0	7,266	0	7,266

Short-term investments

Investment companies	10,590,725	0	0	10,590,725

	887,046,625	7,266	0	887,053,891

Futures contracts	86,747	0	0	86,747

Total assets	$887,133,372	$7,266	$0	$887,140,638

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  31

Notes to financial statements (unaudited)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $5 billion	0.10%

Next $5 billion	0.08

Over $10 billion	0.06

For the six months ended August 31, 2020, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2020 were $374,649,636 and $492,127,093, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2020, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $32,991,276 in long futures contracts during the six months ended August 31, 2020.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

32  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Notes to financial statements (unaudited)

For the six months ended August 31, 2020, there were no borrowings by the Portfolio under the agreement.

8. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  33

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

34  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  35

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

36  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  37

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT, ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Emerging Markets Bond Fund, Wells Fargo High Yield Corporate Bond Fund, Wells Fargo International Government Bond Fund, Wells Fargo U.S. Core Bond Fund, Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Equity Portfolio, Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, Wells Fargo International Government Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at a meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board of Funds Trust, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of Funds Trust identified in the table below (individually, an “Index Fund” and collectively, the “Index Funds”) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”).

Index Funds

Wells Fargo Emerging Markets Bond Fund

Wells Fargo High Yield Corporate Bond Fund

Wells Fargo International Government Bond Fund

Wells Fargo U.S. Core Bond Fund

In addition, the Funds Trust Board reviewed and approved an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”) for the U.S. Core Bond Fund (the “Core Bond Fund Sub-Advisory Agreement”).

At the Meeting, the Board of Master Trust, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved for each of the portfolios of Master Trust identified in the table below (individually, a “Master Portfolio” and collectively, the “Master Portfolios”): (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management; and (ii) an investment sub-advisory agreement (each, a “Master Portfolio Sub-Advisory Agreement”, and collectively, the “Master Portfolio Sub-Advisory Agreements”) with the sub-adviser(s) identified in the chart below (each, a “Sub-Adviser”, and collectively, the “Sub-Advisers”) for the corresponding Master Portfolio identified.

Master Portfolios	Sub-Advisers

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio	WellsCap

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	WellsCap

Wells Fargo Emerging Markets Bond Portfolio	Wells Fargo Asset Management (International), Limited (“WFAM International”)

Wells Fargo Factor Enhanced International Equity Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Large Cap Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Small Cap Portfolio	WellsCap

Wells Fargo International Government Bond Portfolio	WFAM International

Wells Fargo Investment Grade Corporate Bond Portfolio	WellsCap

Wells Fargo High Yield Corporate Bond Portfolio	WellsCap

Wells Fargo Strategic Retirement Bond Portfolio	WellsCap

Wells Fargo U.S. REIT Portfolio	WellsCap

38  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Other information (unaudited)

The Index Funds and the Master Portfolios are collectively referred to as the “Funds.” The Management Agreement, the Core Bond Fund Sub-Advisory Agreement, the Master Portfolio Advisory Agreement and the Master Portfolio Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

The Boards noted that each of the Index Funds is a feeder fund that invests all of its assets in its corresponding Master Portfolio, with the exception of the U.S. Core Bond Fund, which invests in multiple Master Portfolios. Information provided to the Boards regarding the Index Funds is also applicable to the Master Portfolios identified above, as relevant.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board of Funds Trust unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Board of Master Trust unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers under each of the Advisory Agreements was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Advisory Agreements, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, and a summary of investments made in the business of WFAM. The Boards also received a description of Funds Management’s and the Sub-Advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Boards also received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Boards also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board of Master Trust noted that each of the Master Portfolios replicates the performance of a proprietary index provided by an affiliate of Funds Management, except that the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, and the Wells Fargo Strategic Retirement Bond Portfolio track the performance of third-party indexes. The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  39

Other information (unaudited)

Fund investment performance and expenses

The Boards considered the investment performance results for each of the Master Portfolios for the one-year period ended December 31, 2019. The Boards also considered more current results for the one-year period ended March 31, 2020. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Master Portfolios (each, a “Universe”), and in comparison to each Master Portfolio’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Boards noted the short performance history of the Master Portfolios. For the one-year period ended December 31, 2019, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe; and (ii) the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe. For the one-year period ended March 31, 2020, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe, and (ii) the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe.

The Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index for the one-year period ended December 31, 2019, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo U.S. REIT Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo International Government Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark. For the one-year period ended March 31, 2020, the Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo U.S. REIT Portfolio, the Wells Fargo Investment Grade Corporate Bond Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than, equal to or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo International Government Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark.

The Boards received information concerning, and discussed factors contributing to, the underperformance of certain Master Portfolios, relative to the Universe and benchmark index, for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

The Board of Funds Trust took note of the investment performance of the Master Portfolios in the context of reviewing the investment performance of the Index Funds. The Board of Funds Trust also received and considered information regarding the “zero fee and expense” structure of each Index Fund. Specifically, the Funds Trust Board noted that each Index Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees,

40  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Other information (unaudited)

Rule 12b-1 fees, and other fees, are zero. The Funds Trust Board also noted that Funds Management assumes and pays or reimburses all of the ordinary operating expenses of each Index Fund, including acquired fund fees and expenses, pursuant to an agreement with each of the Index Funds (the “Fee and Expense Agreement”). The Funds Trust Board further noted that Funds Management receives a fee from Wells Fargo Wealth and Investment Management (“WIM”) pursuant to an intercompany agreement equal to the Master Portfolio fees and expenses absorbed by Funds Management through its Fee and Expense Agreement with each of the Index Funds.

With respect to the Master Portfolios, the Board of Master Trust received and considered information regarding the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Funds (the “Groups”). The Boards received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.

The Boards took into account the Funds’ expense information and the Master Portfolios’ performance information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Board of Funds Trust reviewed and considered that the contractual investment management fee rate payable by each Index Fund to Funds Management for investment management services zero, and also reviewed and considered that each Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of each Fund, including acquired fund fees and expenses, under the Fee and Expense Agreement. The Board of Funds Trust also reviewed and considered that the contractual investment sub-advisory fee rate payable by Funds Management to WellsCap for investment sub-advisory services for the U.S. Core Bond Fund is also zero.

The Board of Master Trust reviewed and considered the contractual fee rates payable by the Master Portfolios to Funds Management under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Board of Master Trust also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

The Board of Master Trust reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Groups at a common asset level. The Board of Master Trust noted that the Advisory Agreement Rates of each Master Portfolio were lower than or equal to the median rate for such Master Portfolio’s expense Groups.

The Boards also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Boards ascribed limited relevance to the allocation of fees between them.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Fund Trust determined that the compensation received by Funds Management from WIM pursuant to the intercompany agreement, and the absence of compensation payable by the Funds to Funds Management pursuant to the Management Agreement or to WellsCap pursuant to the Core Bond Fund Sub-Advisory Agreement, was reasonable. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Master Trust determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates for each Master Portfolio were reasonable.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Boards noted that the Sub-Advisers’ profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  41

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Boards did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent them from approving the continuation of the Advisory Agreements.

Economies of scale

The Boards received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Boards noted the existence of breakpoints in the each Master Portfolio’s advisory fee structure and each Index Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Funds in relation to such breakpoints. The Boards considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Boards concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers was reasonable.

42  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

Semi-Annual Report

August 31, 2020

Wells Fargo

Factor Enhanced U.S. Small Cap Equity Portfolio

(formerly Wells Fargo Factor Enhanced Small Cap Portfolio)

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  1

Portfolio information (unaudited)

Investment objective

The Portfolio seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Beinn, CFA®‡

Harindra de Silva, Ph.D., CFA®‡

Monisha Jayakumar

Ten largest holdings (%) as of August 31, 2020[1]

Novavax Incorporated	0.41

Stamps.com Incorporated	0.32

Medpace Holdings Incorporated	0.31

Emergent BioSolutions Incorporated	0.29

Builders FirstSource Incorporated	0.27

Tenet Healthcare Corporation	0.27

UFP Industries Incorporated	0.27

Momenta Pharmaceuticals Incorporated	0.26

Hannon Armstrong Sustainable Infrastructure Capital Incorporated	0.26

Varonis Systems Incorporated	0.24

Sector allocation as of August 31, 2020[2]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[2]	Amounts are calculated based on the total long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

2  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Common Stocks: 97.24%

Communication Services: 2.67%

Diversified Telecommunication Services: 0.72%
Alaska Communications Systems Group Incorporated	24,152	$54,100
ATN International Incorporated	1,956	113,448
Bandwidth Incorporated Class A †	1,422	223,937
Cincinnati Bell Incorporated †	3,761	56,641
Cogent Communications Group Incorporated	2,378	159,944
Consolidated Communications Holdings Incorporated †	28,261	219,871
Frontier Communications Corporation †	7,468	1,436
Globalstar Incorporated †	26,727	8,940
IDT Corporation Class B †	15,567	101,497
Intelsat SA †	4,785	2,680
Iridium Communications Incorporated †	6,343	177,667
Liberty Latin America Limited Class C †	2,298	21,923
Ooma Incorporated †	4,890	66,700
ORBCOMM Incorporated †	3,148	12,623
Pareteum Corporation †	4,681	3,183
Vonage Holdings Corporation †	33,640	385,178

		1,609,768

Entertainment: 0.29%
Akazoo SA †(a)‡	5,400	6,480
AMC Entertainment Holdings Class A	2,610	15,347
Cinemark Holdings Incorporated	14,571	213,465
Gaia Incorporated †	3,619	42,342
Glu Mobile Incorporated †	21,003	166,764
Marcus Corporation	4,493	70,405
Reading International Incorporated Class A †	751	3,079
SciPlay Corporation Class A †	1,376	18,143
World Wrestling Entertainment Incorporated Class A	2,716	119,694

		655,719

Interactive Media & Services: 0.43%
Actua Corporation †(a)‡	9,483	474
ANGI Homeservices Incorporated Class A †	3,871	53,710
CarGurus Incorporated †	11,906	290,268
Cars.com Incorporated †	1,055	9,157
DHI Group Incorporated †	17,427	42,348
EverQuote Incorporated Class A †	2,453	87,082
Liberty TripAdvisor Holdings Incorporated Class A †	4,063	11,376
QuinStreet Incorporated †	5,555	73,048
The Meet Group Incorporated †	3,696	23,285
TripAdvisor Incorporated	5,605	130,989
Yelp Incorporated †	10,266	237,350

		959,087

Media: 0.88%
AMC Networks Incorporated Class A †	12,037	292,379
Cardlytics Incorporated †	1,144	86,772
Clear Channel Outdoor Holdings Incorporated †	15,946	18,657
Cumulus Media Incorporated Class A †	729	3,623
Daily Journal Corporation †	55	15,136
Emerald Holding Incorporated	1,134	3,130
Entravision Communications Corporation Class A	4,886	7,427

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  3

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Media (continued)
Fluent Incorporated †	1,677	$5,199
Gannett Company Incorporated	4,779	8,268
Gray Television Incorporated †	22,743	352,971
Hemisphere Media Group Incorporated †	855	7,610
iHeartMedia Incorporated Class A †	8,188	75,493
IMAX Corporation †	3,897	59,897
John Wiley & Sons Incorporated Class A	2,756	87,227
Lee Enterprises Incorporated †	3,003	2,650
Liberty Latin America Limited Class A †	2,704	26,499
Marchex Incorporated Class B †	2,042	3,655
Meredith Corporation	5,647	79,058
MSG Networks Incorporated Class A †	6,008	58,518
National CineMedia Incorporated	3,006	10,852
Saga Communications Incorporated Class A	425	9,563
Scholastic Corporation	1,728	38,880
Sinclair Broadcast Group Incorporated Class A	3,344	69,589
Techtarget †	4,211	167,092
Tegna Incorporated	18,912	236,778
Tribune Publishing Company	5,368	60,927
TrueCar Incorporated †	7,763	36,719
WideOpenWest Incorporated †	21,793	125,310

		1,949,879

Wireless Telecommunication Services: 0.35%
Boingo Wireless Incorporated †	4,593	59,663
Gogo Incorporated †	2,341	12,033
NII Holdings Incorporated †(a)‡	14,979	32,504
Shenandoah Telecommunications Company	8,870	490,511
Spok Holdings Incorporated	985	10,677
Telephone & Data Systems Incorporated	5,780	133,691
United States Cellular Corporation †	841	30,596

		769,675

Consumer Discretionary: 12.60%

Auto Components: 1.42%
Adient plc †	8,893	154,205
American Axle & Manufacturing Holdings Incorporated †	5,896	45,871
Cooper Tire & Rubber Company	9,211	318,424
Cooper-Standard Holdings Incorporated †	653	11,832
Dana Incorporated	36,547	509,831
Dorman Products Incorporated †	2,840	240,520
Fox Factory Holding Corporation †	1,576	158,877
Gentherm Incorporated †	4,454	201,454
LCI Industries	3,281	372,820
Modine Manufacturing Company †	6,798	46,022
Motorcar Parts of America Incorporated †	1,035	18,019
Standard Motor Products Incorporated	5,791	263,143
Stoneridge Incorporated †	5,989	120,978
Strattec Security Corporation	141	2,950
Tenneco Incorporated †	3,438	27,951
The Goodyear Tire & Rubber Company	26,202	251,408
Visteon Corporation †	4,208	317,409
Xpel Incorporated †	4,132	102,887

		3,164,601

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Automobiles: 0.06%
Winnebago Industries Incorporated	2,702	$145,854

Distributors: 0.10%
Core Mark Holding Company Incorporated	6,397	213,788
Funko Incorporated Class A †	1,538	8,982
Weyco Group Incorporated	360	6,480

		229,250

Diversified Consumer Services: 0.80%
Adtalem Global Education Incorporated †	7,860	260,952
American Public Education Incorporated †	2,953	92,842
Aspen Group Incorporated †	2,132	27,247
Carriage Services Incorporated	941	20,834
Collectors Universe Incorporated	1,110	49,384
Franchise Group Incorporated	767	18,838
Graham Holdings Company Class B	248	106,132
K12 Incorporated †	3,179	118,291
Laureate Education Incorporated Class A †	28,141	352,325
Morgan Group Holding Company †	1	7
Perdoceo Education Corporation †	14,020	201,467
Regis Corporation †	1,725	12,748
Strategic Education Incorporated	1,641	168,317
Universal Technical Institute Incorporated †	10,249	72,255
Vivint Smart Home Incorporated †	1,097	19,472
WW International Incorporated †	11,080	260,158

		1,781,269

Hotels, Restaurants & Leisure: 3.03%
Accel Entertainment Incorporated †	3,447	40,881
BBX Capital Corporation	566	8,716
Biglari Holdings Incorporated Class A †	52	24,206
Biglari Holdings Incorporated Class B †	63	6,243
BJ’s Restaurants Incorporated	6,922	218,181
Bloomin’ Brands Incorporated	22,827	327,339
Boyd Gaming Corporation	5,156	138,078
Brinker International Incorporated	11,147	502,061
Caesars Entertainment Incorporated †	4,437	203,215
Carrols Restaurant Group Incorporated †	2,826	18,821
Century Casinos Incorporated †	1,386	8,524
Churchill Downs Incorporated	2,061	360,180
Chuy’s Holding Incorporated †	2,216	49,284
Cracker Barrel Old Country Store Incorporated	2,058	275,175
Dave & Buster’s Entertainment Incorporated	5,645	93,876
Del Taco Restaurants Incorporated †	1,475	12,405
Denny’s Corporation †	21,100	241,806
Dine Brands Global Incorporated	4,687	279,158
El Pollo Loco Holdings Incorporated †	8,843	158,024
Fiesta Restaurant Group Incorporated †	5,328	53,387
GAN Limited †	1,330	27,332
Golden Entertainment Incorporated †	1,048	13,456
Hilton Grand Vacations Incorporated †	14,281	312,897
Hyatt Hotels Corporation Class A	2,055	116,087
International Game Technology	16,049	178,625
J. Alexander’s Holdings Incorporated †	612	2,503
Jack in the Box Incorporated	3,097	255,162
Lindblad Expeditions Holding †	1,399	13,857

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  5

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corporation	3,132	$296,506
Monarch Casino & Resort Incorporated †	1,294	59,537
Nathan S Famous Incorporated	114	5,979
Noodles & Company †	2,825	21,498
Papa John’s International Incorporated	4,946	486,142
Penn National Gaming Incorporated †	6,167	315,134
Playa Hotels & Resorts NV †	2,879	12,149
Potbelly Corporation †	722	3,090
RCI Hospitality Holdings Incorporated	16,624	317,851
Red Robin Gourmet Burgers Incorporated †	793	8,802
Ruth’s Chris Steak House Incorporated	3,486	35,819
SeaWorld Entertainment Incorporated †	9,372	191,189
Shake Shack Incorporated Class A †	1,593	108,722
Six Flags Entertainment Corporation	4,764	103,522
Target Hospitality Corporation †	1,635	2,371
Texas Roadhouse Incorporated	6,222	391,924
The Cheesecake Factory Incorporated	3,169	93,581
Twin River Worldwide Holdings Incorporated	1,170	27,998
Wingstop Incorporated	1,960	320,264

		6,741,557

Household Durables: 1.91%
Bassett Furniture Industries Incorporated	500	6,300
Beazer Homes Incorporated †	2,103	25,741
Cavco Industries Incorporated †	1,041	198,737
Century Communities Incorporated †	5,750	205,160
Ethan Allen Interiors Incorporated	1,312	18,683
Flexsteel Industries Incorporated	322	5,339
Green Brick Partners Incorporated †	6,865	97,758
Hamilton Beach Brand Class A	14,989	327,510
Helen of Troy Limited †	1,650	341,253
Hooker Furniture Corporation	2,114	52,110
Installed Building Products Incorporated †	844	73,276
iRobot Corporation †	2,668	197,512
KB Home Incorporated	10,017	358,208
La-Z-Boy Incorporated	2,701	87,783
Legacy Housing Corporation †	284	4,337
LGI Homes Incorporated †	1,949	218,015
Lifetime Brands Incorporated	1,024	10,056
M/I Homes Incorporated †	4,675	198,968
MDC Holdings Incorporated	7,581	328,864
Meritage Corporation †	2,974	285,593
Purple Innovation Incorporated †	805	15,223
Skyline Champion Corporation †	6,263	178,746
Sonos Incorporated †	4,627	65,102
Taylor Morrison Home Corporation †	6,676	157,086
TopBuild Corporation †	2,397	368,659
TRI Pointe Homes Incorporated †	13,478	227,509
Tupperware Brands Corporation	3,828	62,358
Turtle Beach Corporation †	1,069	20,920
Universal Electronics Incorporated †	2,472	101,550
Voxx International Corporation †	851	5,344
Zagg Incorporated †	1,357	4,315

		4,248,015

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Internet & Direct Marketing Retail: 0.96%
1-800-Flowers.com Incorporated Class A †	6,900	$206,517
Blue Apron Holdings Incorporated Class A †	409	2,744
Carparts.com Incorporated †	6,160	86,548
Duluth Holdings Incorporated Class B †	1,291	12,497
Lands End Incorporated †	531	7,105
Liquidity Services Incorporated †	2,441	17,600
Magnite Incorporated †	11,491	84,459
Overstock.com Incorporated	5,914	517,475
PetMed Express Incorporated	5,095	177,102
Revolve Group Incorporated †	834	16,747
Shutterstock Incorporated	2,323	116,893
Stamps.com Incorporated †	2,830	705,632
Stitch Fix Incorporated Class A †	7,014	169,388
Waitr Holdings Incorporated †	3,709	14,947

		2,135,654

Leisure Products: 0.71%
Acushnet Holdings Corporation	4,599	162,299
American Outdoor Brands Incorporated †	1,172	17,846
Callaway Golf Company	11,131	232,193
Clarus Corporation	1,833	23,076
Escalade Incorporated	431	7,814
Johnson Outdoors Incorporated Class A	628	53,826
Malibu Boats Incorporated Class A †	3,283	170,224
Marine Products Corporation	4,479	64,722
Mastercraft Boat Holdings Incorporated †	3,322	69,463
Nautilus Group Incorporated †	5,363	63,552
Smith & Wesson Brands Incorporated	4,579	83,613
Sturm, Ruger & Company Incorporated	1,891	133,996
Vista Outdoor Incorporated †	5,854	113,626
YETI Holdings Incorporated †	7,465	383,552

		1,579,802

Multiline Retail: 0.37%
Big Lots Stores Incorporated	9,805	462,306
Dillard’s Incorporated Class A	1,846	55,768
JCPenny Company Incorporated †	13,646	3,016
Macy’s Incorporated	31,813	221,737
Nordstrom Incorporated	5,516	88,256

		831,083

Specialty Retail: 2.50%
Aaron’s Incorporated	4,191	234,235
Abercrombie & Fitch Company Class A	3,500	45,535
America’s Car-Mart Incorporated †	1,015	102,008
American Eagle Outfitters Incorporated	6,452	81,360
Asbury Automotive Group Incorporated †	3,325	351,752
Barnes & Noble Education Incorporated †	1,815	4,138
Bed Bath & Beyond Incorporated	10,072	122,677
Boot Barn Holdings Incorporated †	1,620	45,733
Caleres Incorporated	2,093	16,346
Camping World Holdings Incorporated Class A	1,851	53,790
Chico’s FAS Incorporated	6,220	7,962
Children’s Place Retail Stores Incorporated	2,260	45,121
Citi Trends Incorporated	617	11,927

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  7

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Specialty Retail (continued)
Conn’s Incorporated †	747	$9,547
Designer Brands Incorporated Class A	3,145	22,172
Dick’s Sporting Goods Incorporated	3,094	167,447
Envela Corporation †	3,133	12,156
Express Incorporated †	3,203	3,555
GameStop Corporation Class A †	2,474	16,526
Genesco Incorporated †	1,663	32,429
Group 1 Automotive Incorporated	4,465	385,955
GrowGeneration Corporation †	1,482	23,645
Guess? Incorporated	4,046	46,529
Haverty Furniture Companies Incorporated	3,003	63,423
Hibbett Sports Incorporated †	3,275	109,287
Hudson Limited Class A †	1,918	14,462
Lithia Motors Incorporated Class A	1,837	457,340
Lumber Liquidators Holdings Incorporated †	5,165	123,908
MarineMax Incorporated †	3,844	113,052
Murphy USA Incorporated †	3,012	406,198
National Vision Holdings Incorporated †	1,629	61,202
OneWater Marine Incorporated Class A †	4,586	131,068
Penske Auto Group Incorporated	1,645	77,595
Rent-A-Center Incorporated	12,014	368,830
Restoration Hardware Incorporated †	1,061	350,714
Sally Beauty Holdings Incorporated †	21,883	244,214
Shoe Carnival Incorporated	2,210	72,665
Sleep Number Corporation †	3,854	184,992
Sonic Automotive Incorporated Class A	4,998	211,215
Sportsman’s Warehouse Holdings Incorporated †	5,772	90,592
Tailored Brands Incorporated	3,374	384
The Buckle Incorporated	6,574	123,197
The Cato Corporation Class A	1,296	10,368
The Michaels Companies Incorporated †	8,666	97,493
The ODP Corporation	8,517	199,127
Tilly’s Incorporated Class A	1,245	7,893
TravelCenters of America Incorporated †	342	7,305
Urban Outfitters Incorporated †	4,756	111,956
Winmark Corporation	130	20,079
Zumiez Incorporated †	2,717	69,773

		5,570,877

Textiles, Apparel & Luxury Goods: 0.74%
Crocs Incorporated †	9,537	380,622
Culp Incorporated	586	7,032
Deckers Outdoor Corporation †	1,627	331,696
Delta Apparel Incorporated †	279	3,939
Fossil Group Incorporated †	1,620	10,425
G-III Apparel Group Limited †	1,816	20,085
Kontoor Brands Incorporated	6,806	150,413
Lakeland Industries Incorporated †	2,709	55,345
Levi Strauss & Company Class A	3,227	39,757
Movado Group Incorporated	735	8,019
Oxford Industries Incorporated	870	43,091
Rocky Brands Incorporated	2,203	53,048
Steven Madden Limited	10,958	231,871
Superior Uniform Group Incorporated	1,170	27,074
Unifi Incorporated †	1,178	14,407
Vera Bradley Incorporated †	6,773	35,694
Wolverine World Wide Incorporated	9,477	236,735

		1,649,253

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Consumer Staples: 3.55%

Beverages: 0.30%
Celsius Holdings Incorporated †	1,516	$29,441
Coca Cola Bottling Corporation	705	192,677
Craft Brew Alliance Incorporated †	1,071	16,729
MGP Ingredients Incorporated	1,823	64,808
National Beverage Corporation †	3,048	247,863
Primo Water Corporation	9,677	132,381

		683,899

Food & Staples Retailing: 0.84%
BJ’s Wholesale Club Holdings Incorporated †	8,625	383,036
HF Foods Group Incorporated †	1,965	15,602
Ingles Markets Incorporated Class A	3,461	139,824
Natural Grocers by Vitamin Cottage Incorporated	795	9,317
Performance Food Group Company †	7,348	268,275
Pricesmart Incorporated	2,759	181,404
Rite Aid Corporation †	8,159	106,230
SpartanNash Company	12,049	240,739
Sprouts Farmers Market Incorporated †	7,385	172,440
The Andersons Incorporated	1,651	29,272
United Natural Foods Incorporated †	10,373	187,233
Village Super Market Class A	457	11,626
Weis Markets Incorporated	2,460	121,106

		1,866,104

Food Products: 1.36%
Alico Incorporated	745	24,078
B&G Foods Incorporated	10,459	325,693
Cal-Maine Foods Incorporated †	3,873	149,459
Calavo Growers Incorporated	998	63,343
Darling Ingredients Incorporated †	10,763	344,093
Dean Foods Company †	6,343	131
Farmer Bros Corporation †	1,594	10,026
Fresh Del Monte Produce Incorporated	4,327	100,343
Freshpet Incorporated †	1,676	190,394
Hain Celestial Group Incorporated †	4,715	154,605
Hostess Brands Incorporated †	12,304	157,983
J & J Snack Foods Corporation	1,443	196,176
John B. Sanfilippo & Son Incorporated	3,003	239,159
Lancaster Colony Corporation	1,338	237,789
Landec Corporation †	1,546	15,831
Limoneira Corporation	811	11,735
Pilgrim’s Pride Corporation †	3,472	55,552
Sanderson Farms Incorporated	1,601	187,253
Seaboard Corporation	13	34,879
Seneca Foods Corporation Class A †	3,515	166,470
The Simply Good Foods Company †	12,387	307,817
Tootsie Roll Industries Incorporated	1,654	52,911

		3,025,720

Household Products: 0.31%
Central Garden & Pet Company †	2,244	91,308
Central Garden & Pet Company Class A †	3,024	112,372
Energizer Holdings Incorporated	3,470	160,626
Oil Dri Corporation of America	310	10,856

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  9

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Household Products (continued)
Tejon Ranch Company †	1,058	$15,140
WD-40 Company	1,452	296,760

		687,062

Personal Products: 0.59%
Bellring Brands Incorporated Class A †	4,555	88,549
e.l.f. Beauty Incorporated †	3,584	69,996
Edgewell Personal Care Company †	6,379	183,141
Inter Parfums Incorporated	992	44,313
Lifevantage Corporation †	12,222	183,574
Medifast Incorporated	2,014	327,718
Natures Sunshine Products Incorporated †	515	5,686
NU Skin Enterprises Incorporated Class A	2,991	141,385
Revlon Incorporated Class A †	365	2,672
USANA Health Sciences Incorporated †	3,253	255,068
Veru Incorporated †	3,160	8,753

		1,310,855

Tobacco: 0.15%
Turning Point Brands Incorporated	451	13,034
Universal Corporation	2,213	96,066
Vector Group Limited	22,669	228,277

		337,377

Energy: 2.57%

Energy Equipment & Services: 0.90%
Archrock Incorporated	15,737	103,235
Aspen Aerogels Incorporated †	6,350	53,975
Bristow Group Incorporated †	531	10,041
Cactus Incorporated Class A	12,887	284,674
ChampionX Corporation †	16,914	173,199
DMC Global Incorporated	1,955	69,266
Dril-Quip Incorporated †	2,669	88,424
Exterran Corporation †	1,525	7,015
Geospace Technologies Corporation †	782	5,122
Helix Energy Solutions Group Incorporated †	43,873	157,065
Liberty Oilfield Services Class A	34,680	223,686
Matrix Service Company †	12,448	115,020
National Energy Services Reunited Corporation †	14,874	112,150
Natural Gas Services Group Incoporated †	643	5,260
Newpark Resources Incorporated †	26,286	51,258
Nextier Oilfield Solutions Incorporated †	9,222	23,239
Noble Corporation plc †	5,139	140
Oceaneering International Incorporated †	8,052	43,400
Patterson-UTI Energy Incorporated	7,728	29,753
ProPetro Holding Corporation †	41,776	262,353
RPC Incorporated †	3,568	11,168
Seacor Holdings Incorporated †	3,126	98,813
Seacor Marine Holdings Incorporated †	526	1,410
Select Energy Services Incorporated Class A †	4,991	23,807
Solaris Oilfield Infrastructure Incorporated Class A	7,655	59,556

		2,013,029

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels: 1.67%
Adams Resources & Energy Incorporated	3,719	$79,103
Antero Resources Corporation †	17,835	57,429
Arch Resources Incorporated	2,210	83,251
Ardmore Shipping Corporation	5,011	18,541
Berry Petroleum Corporation	3,249	12,801
Bonanza Creek Energy Incorporated †	2,571	51,523
Brigham Minerals Incorporated Class A	1,737	20,514
California Resources Corporation †	2,710	266
Callon Petroleum Company †	542	3,593
Centennial Resource Development Class A †	8,951	6,500
Chesapeake Energy Corporation †	629	2,510
CNX Resources Corporation †	20,097	220,263
Comstock Resources Incorporated †	7,673	44,196
Consol Energy Incorporated †	1,179	6,095
Contura Energy Incorporated †	1,092	4,521
Core Laboratories NV	2,183	45,690
CVR Energy Incorporated	3,024	50,471
Delek US Holdings Incorporated	5,968	93,877
Denbury Resources Incorporated †	15,260	412
DHT Holdings Incorporated	6,640	35,126
Diamond S Shipping Incorporated †	1,914	15,676
Dorian LPG Limited †	8,559	72,238
Earthstone Energy Incorporated Class A †	1,243	3,642
Evolution Petroleum Corporation	9,630	26,290
Extraction Oil & Gas Incorporated †	3,728	309
Falcon Minerals Corporation	4,863	13,665
Goodrich Petroleum Corporation †	15,892	131,109
Green Plains Renewable Energy Incorporated †	1,372	18,357
Hess Midstream LP	1,011	17,874
International Seaways Incorporated	7,142	121,128
Laredo Petroleum Incorporated †	484	7,913
Magnolia Oil & Gas Corporation †	10,624	68,419
Matador Resources Company †	13,994	136,162
Montage Resources Corporation †	20,653	106,569
Nacco Industries Class A	177	3,629
Navigator Holdings Limited †	1,840	17,038
New Fortress Energy LLC	958	25,646
Nordic American Tanker Limited	20,562	89,650
Oasis Petroleum Incorporated †	7,385	4,102
Overseas Shipholding Group Class A †	4,237	8,940
Ovintiv Incorporated	41,826	463,432
Par Pacific Holdings Incorporated †	2,276	19,756
PBF Energy Incorporated Class A	5,048	43,211
Peabody Energy Corporation	3,525	9,200
Penn Virginia Corporation †	887	10,130
Plains GP Holdings LP Class A	9,984	72,983
QEP Resources Incorporated	6,879	8,943
Range Resources Corporation	10,363	77,308
Renewable Energy Group Incorporated †	13,442	449,366
Rex American Resources Corporation †	275	16,990
SFL Corporation Limited	9,323	81,856
Southwestern Energy Company †	61,326	170,486
Talos Energy Incorporated †	7,175	53,884
Vaalco Energy Incorporated †	1,961	2,079
Viper Energy Partners LP	3,429	34,907
W&T Offshore Incorporated †	42,146	93,986

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  11

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corporation †	2,185	$1,747
World Fuel Services Corporation	14,157	373,745

		3,709,047

Financials: 15.93%

Banks: 7.74%
1st Constitution Bancorp	542	6,596
1st Source Corporation	1,861	64,111
ACNB Corporation	500	10,510
Allegiance Bancshares Incorporated	1,246	31,673
Altabancorp	2,018	41,611
Amalgamated Bank of New York Class A	915	10,770
Amerant Bancorp Incorporated Class A †	1,154	15,175
American National Bankshares Incorporated	643	14,493
Ameris Bancorp	6,224	152,612
AMES National Corporation	477	9,516
Arrow Financial Corporation	1,329	38,076
Associated Banc Corporation	8,696	116,874
Atlantic Capital Bancshares †	4,751	54,803
Atlantic Union Bankshares Corporation	7,274	169,193
Auburn National Bancorporation Incorporated	134	5,465
Banc of California Incorporated	2,646	29,080
BancFirst Corporation	2,888	127,072
Banco Latinoamericano de Comercio Exterior SA	315	3,837
BancorpSouth Bank	11,424	246,530
Bank First Corporation	440	27,456
Bank of Commerce Holdings	6,355	46,709
Bank of Marin Bancorp	847	26,960
Bank of N.T. Butterfield & Son Limited	5,610	141,372
Bank of South Carolina Corporation	221	3,591
Bank7 Corporation	6,626	67,850
BankFinancial Corporation	904	6,563
BankUnited Incorporated	11,148	260,640
Bankwell Financial Group Incorporated	717	11,185
Banner Corporation	4,309	155,641
Bar Harbor Bankshares	889	18,011
Baycom Corporation †	744	8,619
BCB Bancorp Incorporated	749	6,101
Berkshire Hills Bancorp Incorporated	2,752	25,263
BOK Financial Corporation	1,515	85,052
Boston Private Financial Holdings Incorporated	5,012	29,771
Bridge Bancorp Incorporated	1,839	36,798
Brookline Bancorp Incorporated	4,421	42,442
Bryn Mawr Bank Corporation	1,182	32,079
Business First Bancshares Incorporated	725	10,491
Byline Bancorp Incorporated	1,359	17,178
C&F Financial Corporation	200	6,394
Cadence Bancorp	6,785	64,458
California Bancorp Incorporated †	451	5,868
Cambridge Bancorp	434	23,801
Camden National Corporation	1,974	64,461
Capital Bancorp Incorporated †	6,484	67,498
Capital City Bank Group Incorporated	1,456	29,513
Capstar Financial Holdings Class I	2,649	26,993
Carter Bank & Trust	1,224	8,678
Cathay General Bancorp	12,802	316,081

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Banks (continued)
CB Financial Services Incorporated	3,001	$55,819
CBTX Incorporated	1,146	18,050
Central Pacific Financial Company	1,530	23,700
Central Valley Community Bancorp	5,702	68,595
Century Bancorp Incorporated Class A	168	11,836
Chemung Financial Corporation	196	5,627
ChoiceOne Financial Services Incorporated	373	10,634
CIT Group Incorporated	4,296	84,502
Citizens & Northern Corporation	740	12,684
Citizens Community Bancorp Incorporated	627	4,333
City Holding Company	2,003	128,152
Civista Bancshares Incorporated	2,409	32,160
CNB Financial Corporation	1,219	19,443
Coastal Financial Corporation †	4,774	65,643
Codorus Valley Bancorp Incorporated	499	6,437
Colony Bankcorp Incorporated	448	4,928
Columbia Banking System Incorporated	6,035	168,437
Community Bank System Incorporated	2,838	170,762
Community Bankers Trust Corporation	13,272	68,085
Community Financial Corporation	393	8,740
Community Trust Bancorp	2,208	71,252
ConnectOne Bancorp Incorporated	5,055	76,432
County Bancorp Incorporated	1,644	31,729
CrossFirst Bankshares Incorporated †	2,821	26,038
Customers Bancorp Incorporated †	8,181	104,471
CVB Financial Corporation	10,834	197,287
Dime Community Bancshares	1,721	22,201
Eagle Bancorp Incorporated	4,640	133,539
Eagle Bancorp Montana Incorporated	9,253	163,130
Enterprise Bancorp Incorporated	483	10,496
Enterprise Financial Services Corporation	3,701	110,697
Equity Bancshares Incorporated Class A †	1,991	31,657
Esquire Financial Holdings Class I †	6,259	103,274
Evans Bancorp Incorporated	4,687	106,864
Farmers & Merchants Banco	610	13,146
Farmers National Banc Corporation	1,885	21,979
FB Financial Corporation	1,711	46,197
Fidelity D&D Bancorp Incorporated	162	7,326
Financial Institutions Incorporated	1,795	30,928
First Bancorp Incorporated	613	13,045
First Bancorp of North Carolina	4,084	83,518
First Bancorp Puerto Rico	18,695	107,122
First Bancshares Incorporated	2,816	60,375
First Bank	996	6,494
First Busey Corporation	5,404	96,272
First Business Financial Services Incorporated	5,760	89,280
First Capital Incorporated	172	10,504
First Choice Bancorp	4,966	70,269
First Citizens BancShares Corporation Class A	215	84,527
First Commonwealth Financial Corporation	6,017	49,339
First Community Bancshares	913	17,566
First Community Corporation	1,525	19,337
First Financial Bancorp	11,294	154,954
First Financial Bankshares Incorporated	6,290	190,430
First Financial Corporation	673	23,144
First Financial Northwest	406	3,889
First Foundation Incorporated	9,137	138,791

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  13

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Banks (continued)
First Guaranty Bancshares Incorporated	2,174	$27,892
First Internet Bancorp	5,386	78,689
First Interstate BancSystem Class A	6,905	226,484
First Merchants Corporation	5,605	143,376
First Mid-Illinois Bancshares	2,438	63,486
First Midwest Bancorp Incorporated	10,271	127,977
First National Community Bancorp Incorporated	930	5,441
First Northwest Bancorp	481	5,339
First of Long Island Corporation	3,328	51,135
First Savings Financial Group Incorporated	1,836	79,866
First United Corporation	690	7,901
First Western Financial Incorporated †	2,145	29,065
Flushing Financial Corporation	1,579	19,153
Franklin Financial Services Corporation	256	6,103
Fulton Financial Corporation	13,792	134,886
FVCBankcorp Incorporated †	622	6,556
German American Bancorp	3,936	111,586
Glacier Bancorp Incorporated	6,195	217,352
Great Southern Bancorp Incorporated	676	26,053
Great Western Bancorp Incorporated	3,199	44,562
Guaranty Bancshares Incorporated	392	10,368
Hancock Holding Company	2,974	59,510
Hanmi Financial Corporation	1,702	16,220
HarborOne Bancorp Incorporated	888	7,681
Hawthorn Bancshares Incorporated	320	5,862
HBT Financial Incorporated	8,460	100,251
Heartland Financial USA Incorporated	4,383	150,907
Heritage Commerce Corporation	3,504	24,283
Heritage Financial Corporation	2,243	44,725
Hilltop Holdings Incorporated	13,056	268,954
Home BancShares Incorporated	23,716	384,436
Hometrust Bancshares Incorporated	917	12,866
Hope Bancorp Incorporated	21,420	181,213
Horizon Bancorp Indiana	11,768	131,566
Howard Bancorp Incorporated †	721	7,073
Independent Bank Corporation	3,652	229,528
Independent Bank Corporation	4,671	69,645
Independent Bank Group Incorporated	6,991	325,082
International Bancshares Corporation	5,290	167,058
Investar Holding Corporation	534	7,262
Investors Bancorp Incorporated	31,847	246,814
Lakeland Bancorp Incorporated	4,885	51,928
Lakeland Financial Corporation	4,306	196,741
Landmark Bancorp Incorporated	2,521	52,966
LCNB Corporation	5,395	79,091
Level One Bancorp Incorporated	1,775	28,578
Limestone Bancorp Incorporated †	1,514	16,276
Live Oak Bancshares Incorporated	1,480	32,826
Macatawa Bank Corporation	1,929	14,120
Mackinac Financial Corporation	9,049	90,671
MainStreet Bancshares Incorporated †	419	5,372
Malvern Bancorp Incorporated †	445	5,496
Mercantile Bank Corporation	2,396	52,329
Meridian Corporation	6,323	92,758
MetroCity Bankshares Incorporated	10,088	137,600
Metropolitan Bank Holding Corporation †	567	17,560
Mid Penn Bancorp Incorporated	1,535	29,533

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Banks (continued)
Middlefield Banc Corporation	4,107	$78,033
Midland States Bancorp Incorporated	1,213	17,722
Midwestone Financial Group Class I	847	16,085
MVB Financial Corporation	5,942	84,376
National Bank Holdings Corporation Class A	2,876	81,793
National Bankshares Incorporated	1,118	27,760
NBT Bancorp Incorporated	4,215	128,431
Nicolet Bankshares Incorporated †	1,134	68,063
Northeast Bank	8,609	160,644
Northrim BanCorp Incorporated	382	10,280
Norwood Financial Corporation	339	8,390
Oak Valley Bancorp	460	6,210
OceanFirst Financial Corporation	3,413	53,277
Ohio Valley Banc Corporation	229	5,221
Old National Bancorp	19,920	278,482
Old Point Financial Corporation	198	3,099
Old Second Bancorp Incorporated	10,368	84,707
Origin Bancorp Incorporated	1,305	30,902
Orrstown Financial Services Incorporated	578	7,959
Pacific Mercantile Bancorp †	1,058	3,925
Pacific Premier Bancorp Incorporated	11,942	269,770
Park National Corporation	761	68,422
Parke Bancorp Incorporated	632	7,774
PCB Bancorp	751	7,172
Peapack-Gladstone Financial Corporation	1,058	17,986
Penns Woods Bancorp Incorporated	392	8,134
Peoples Bancorp Incorporated	1,080	22,831
Peoples Bancorp of North Carolina Incorporated	248	4,216
Peoples Financial Services Corporation	393	14,321
Plumas Bancorp	453	8,951
Preferred Bank	4,411	164,971
Premier Financial Bancorp	702	9,000
Professional Holding Corporation Class A †	481	5,565
QCR Holdings Incorporated	4,870	145,954
RBB Bancorp	2,312	29,987
Red River Bancshares Incorporated	734	31,944
Reliant Bancorp Incorporated	838	12,151
Renasant Corporation	4,491	113,937
Republic Bancorp Incorporated Class A	556	17,103
Republic First Bancorp Incorporated †	2,390	4,995
S&T Bancorp Incorporated	2,258	45,600
Salisbury Bancorp Incorporated	2,296	81,990
Sandy Spring Bancorp Incorporated	6,406	153,232
SB Financial Group Incorporated	6,222	86,112
Seacoast Banking Corporation †	7,739	156,637
Select Bancorp Incorporated †	665	5,087
ServisFirst Bancshares Incorporated	7,653	280,482
Shore Bancshares Incorporated	1,776	17,316
Sierra Bancorp	4,049	72,356
Silvergate Capital Corporation Class A †	812	12,123
Simmons First National Corporation Class A	14,236	243,009
Smartfinancial Incorporated	798	10,988
South Plains Financial Incorporated	798	11,395
South State Corporation	6,891	383,691
Southern First Bancshares †	865	22,404
Southern National Bancorp of Virginia	1,802	15,407
Southside Bancshares Incorporated	1,898	52,299

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  15

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Banks (continued)
Spirit of Texas Bancshares Incorporated †	826	$10,325
Stock Yards Bancorp Incorporated	2,930	125,785
Summit Financial Group Incorporated	711	10,487
Texas Capital Bancshares Incorporated †	5,233	169,497
The Bancorp Incorporated †	13,748	130,606
The Bank of Princeton	303	5,902
Tompkins Trust Company Incorporated	1,026	67,901
Towne Bank	4,804	85,175
TriCo Bancshares	2,966	82,129
TriState Capital Holdings Incorporated †	2,361	32,818
Triumph Bancorp Incorporated †	1,510	43,126
Trustmark Corporation	5,823	136,724
UMB Financial Corporation	3,970	213,268
Union Bankshares Incorporated	207	4,010
United Bankshares Incorporated	8,017	209,564
United Community Bank	11,939	216,335
United Security Bancshare	859	5,231
Unity Bancorp Incorporated	9,250	122,840
Univest Corporation of Pennsylvania	1,655	26,629
Valley National Bancorp	20,166	151,447
Veritex Holdings Incorporated	8,976	161,388
Washington Trust Bancorp	859	28,673
WesBanco Incorporated	3,939	87,525
West Bancorporation	3,001	52,818
Westamerica Bancorporation	3,559	216,601

		17,253,106

Capital Markets: 1.67%
Artisan Partners Asset Management Incorporated Class A	9,995	386,906
Associated Capital Group Class A	120	4,638
B. Riley Financial Incorporated	814	21,799
BGC Partners Incorporated Class A	15,532	39,141
BrightSphere Investment Group Incorporated	18,309	253,763
Churchill Capital Corporation II Class A †	3,860	40,491
Cohen & Steers Incorporated	4,559	275,820
Cowen Incorporated Class A	1,467	26,538
Diamond Hill Investment Group Incorporated	255	31,597
Donnelley Financial Solutions Incorporated †	14,081	153,483
Evercore Partners Incorporated Class A	1,867	115,530
Federated Investors Incorporated Class B	13,374	319,772
Focus Financial Partners Incorporated Class A †	511	18,084
Gamco Investors Incorporated Class A	11,844	149,471
Greenhill & Company Incorporated	633	7,102
Hamilton Lane Incorporated Class A	3,229	236,072
Houlihan Lokey Incorporated	3,639	213,245
Moelis Company Class A	5,630	179,653
Oppenheimer Holdings Incorporated Class A	461	11,262
Piper Jaffray Companies Incorporated	894	67,452
PJT Partners Incorporated Class A	3,792	224,411
Pzena Investment Management Incorporated Class A	13,717	67,899
Sculptor Capital Management Incorporated	1,942	24,799
Silvercrest Asset Management Group Incorporated Class A	6,370	79,880
Stifel Financial Corporation	3,935	199,544
Stonex Group Incorporated †	1,806	102,400
Victory Capital Holdings Incorporated Class A	1,003	17,442
VIRTU Financial Incorporated Class A	4,498	116,183

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Capital Markets (continued)
Virtus Investment Partners Incorporated	972	$137,927
Waddell & Reed Financial Incorporated Class A	12,478	196,529
Westwood Holdings Group Incorporated	471	5,360

		3,724,193

Consumer Finance: 0.53%
Atlanticus Holdings Corporation †	752	6,392
Curo Group Holdings Corporation	766	5,898
Encore Capital Group Incorporated †	6,370	292,638
Enova International Incorporated †	4,222	72,112
Ezcorp Incorporated †	2,452	13,192
FirstCash Financial Services Incorporated	293	17,507
Green Dot Corporation Class A †	2,577	134,159
Medallion Financial Corporation †	1,036	2,808
Navient Corporation	10,665	96,945
Nelnet Incorporated Class A	1,631	106,814
Oportun Financial Corporation †	2,395	30,057
PRA Group Incorporated †	5,759	268,801
Regional Management Corporation †	3,512	64,234
Repay Holdings Corporation †	1,824	46,147
World Acceptance Corporation †	311	28,298

		1,186,002

Diversified Financial Services: 0.20%
A-Mark Precious Metals Incorporated †	270	6,458
Alerus Financial Corporation	370	7,618
Cannae Holdings Incorporated †	11,053	417,030
Marlin Business Services Incorporated	484	3,243
On Deck Capital Incorporated †	2,143	3,472

		437,821

Insurance: 2.51%
American Equity Investment Life Holding Company	14,970	357,933
American National Group Incorporated	224	16,802
Amerisafe Incorporated	4,113	274,460
Argo Group International Holdings Limited	1,757	65,255
BRP Group Incorporated Class A †	442	12,159
Citizens Incorporated †	2,833	16,573
CNA Financial Corporation	1,561	50,217
CNO Financial Group Incorporated	28,966	472,146
Crawford & Company Class A	1,492	10,235
Donegal Group Incorporated Class A	2,799	40,390
eHealth Incorporated †	2,035	128,449
Employers Holdings Incorporated	2,667	86,891
Enstar Group Limited †	1,278	228,749
FBL Financial Group Incorporated	922	34,160
FedNat Holding Company	4,293	36,448
Genworth Financial Incorporated Class A †	58,395	176,353
Global Indemnity Group LLC Class A	5,260	122,190
Goosehead Insurance Incorporated Class A	1,776	182,502
Greenlight Capital Limited †	4,323	31,428
HCI Group Incorporated	911	49,850
Heritage Insurance Holdings Incorporated	6,134	80,049
Horace Mann Educators Corporation	6,831	266,819
Independence Holding Company	444	15,540

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  17

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Insurance (continued)
Investors Title Company	93	$12,654
James River Group Holdings Limited	1,586	77,254
Kingstone Company Incorporated	502	2,997
Kinsale Capital Group Incorporated	2,382	493,622
Mercury General Corporation	1,561	69,824
National General Holdings Corporation	11,031	375,606
National Western Life Group Class A	298	65,557
NI Holdings Incorporated †	425	6,936
Palomar Holdings Incorporated †	3,193	358,734
ProAssurance Corporation	2,996	45,899
ProSight Global Incorporated †	6,886	65,279
Protective Insurance Corporation Class B	678	9,736
RLI Corporation	1,808	169,572
Safety Insurance Group Incorporated	2,076	150,302
Selective Insurance Group Incorporated	2,295	137,264
State Auto Financial Corporation	1,456	22,466
Stewart Information Services Corporation	7,297	311,363
Third Point Reinsurance Limited †	6,727	57,583
Tiptree Incorporated	1,245	7,022
Trupanion Incorporated †	2,291	143,714
United Fire Group Incorporated	1,817	45,752
United Insurance Holdings Company	1,620	12,263
Universal Insurance Holdings Company	8,142	151,034
Watford Holdings Limited †	2,847	45,552

		5,593,583

Mortgage REITs: 1.56%
AG Mortgage Investment Trust Incorporated	989	2,749
Anworth Mortgage Asset Corporation	1,651	2,856
Apollo Commercial Real Estate Finance Incorporated	17,461	156,101
Arbor Realty Trust Incorporated	19,187	217,197
Ares Commercial Real Estate	2,411	24,014
Arlington Asset Investment Class A	1,862	5,065
ARMOUR Residential REIT Incorporated	8,681	84,119
Blackstone Mortgage Trust Incorporated Class A	13,383	318,114
Broadmark Realty Capital Incorporated REIT	43,706	428,319
Capstead Mortgage Corporation	8,935	55,129
Cherry Hill Mortgage Investment REIT	10,371	99,147
Chimera Investment Corporation	32,505	288,969
Ellington Financial Incorporated	3,134	39,050
Ellington Residential Mortgage REIT	12,809	145,510
Exantas Capital Corporation REIT	1,289	3,003
Granite Point Mortgage Trust Incorporated	2,329	15,465
Great Ajax Corporation REIT	22,319	203,549
Hannon Armstrong Sustainable Infrastructure Capital Incorporated	13,532	574,569
Invesco Mortgage Capital Incorporated	5,687	17,061
KKR Real Estate Finance Trust	8,029	146,128
Ladder Capital Corporation	5,736	42,733
MFA Financial Incorporated	17,559	47,058
New York Mortgage Trust Incorporated	30,907	81,594
Orchid Island Capital Incorporated REIT	3,619	18,493
PennyMac Mortgage Investment Trust	5,804	99,481
Ready Capital Corporation	1,655	16,931
Redwood Trust Incorporated	4,903	33,978
TPG Real Estate Finance Trust Incorporated	3,040	26,813
Two Harbors Investment Corporation	50,719	276,419
Western Asset Mortgage Capital REIT	2,215	5,028

		3,474,642

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Thrifts & Mortgage Finance: 1.72%
Axos Financial Incorporated †	11,437	$283,409
Bridgewater Bancshares Incorporated †	1,199	11,654
Capitol Federal Financial Incorporated	7,981	74,543
Columbia Financial Incorporated †	2,745	29,289
Essa Bancorp Incorporated	496	6,349
Essent Group Limited	8,468	302,308
Federal Agricultural Mortgage Corporation Class C	1,245	84,847
Flagstar Bancorp Incorporated	5,863	184,215
FS Bancorp Incorporated	1,731	68,582
Greene County Bancorp Incorporated	186	4,364
Hingham Institution For Savings Corporation	87	15,952
Home Bancorp Incorporated	401	9,688
Homestreet Incorporated	3,013	82,466
Kearny Financial Corporation	4,635	35,968
Luther Burbank Corporation	907	8,426
Merchants Bancorp Incorporated	2,837	57,818
Meridian Bancorp Incorporated	2,815	32,767
Meta Financial Group Incorporated	10,889	209,940
MMA Capital Management LLC †	240	5,635
Mr. Cooper Group Incorporated †	22,927	420,137
NMI Holdings Incorporated Class A †	15,671	268,758
Northfield Bancorp Incorporated	2,622	25,329
Northwest Bancshares Incorporated	5,802	58,658
OP Bancorp	681	4,154
PCSB Financial Corporation	738	9,358
PDL Community Bancorp †	350	2,839
PennyMac Financial Services Incorporated	7,929	418,017
Pioneer Bancorp Incorporated †	621	4,993
Premier Financial Corporation	2,141	39,127
Provident Bancorp Incorporated	186	1,447
Provident Financial Holdings Incorporated	258	3,073
Provident Financial Services Incorporated	4,909	64,701
Prudential Bancorp Incorporated	404	3,996
Radian Group Incorporated	15,037	232,171
Riverview Bancorp Incorporated	11,683	48,251
Southern Missouri Bancorp	371	8,785
Standard AVB Financial Corporation	219	4,041
Sterling Bancorp Incorporated	4,146	12,314
Territorial Bancorp Incorporated	437	9,247
Timberland Bancorp Incorporated	428	7,486
Trustco Bank Corporation	10,919	65,077
Walker & Dunlop Incorporated	4,853	265,847
Washington Federal Incorporated	4,903	114,975
Waterstone Financial Incorporated	1,311	20,307
Western New England Bancorp	1,107	5,668
WSFS Financial Corporation	6,804	199,357

		3,826,333

Health Care: 19.65%

Biotechnology: 9.43%
Acorda Therapeutics Incorporated †	2,323	1,292
Adamas Pharmaceuticals Incorporated †	1,265	6,553
ADMA Biologics Incorporated †	7,733	19,719
Aduro Biotech Incorporated †	35,778	110,912
Adverum Biotechnologies Incorporated †	89	1,086
Aeglea BioTherapeutics Incorporated †	12,074	87,838

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  19

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Biotechnology (continued)
Affimed NV †	27,668	$95,455
Agenus Incorporated †	38,252	166,587
AIM ImmunoTech Incorporated †	1,788	4,023
Akcea Therapeutics Incorporated †	2,413	44,110
Akebia Therapeutics Incorporated †	30,473	317,224
Akero Therapeutics Incorporated †	237	7,726
Albireo Pharma Incorporated †	879	24,454
Alector Incorporated †	2,017	26,060
Allakos Incorporated †	406	36,369
Allogene Therapeutics Incorporated †	1,386	49,411
AMAG Pharmaceuticals Incorporated †	2,857	29,599
Amicus Therapeutics Incorporated †	22,885	334,121
AnaptysBio Incorporated †	1,002	17,365
Anavex Life Sciences Corporation †	5,498	23,312
Anika Therapeutics Incorporated †	1,908	73,134
Apellis Pharmaceuticals Incorporated †	261	8,047
Applied Genetic Technologies Corporation †	1,131	5,813
Aptinyx Incorporated †	1,429	4,730
Aravive Incorporated †	4,679	26,670
Arcturus Therapeutics Holdings Incorporated †	2,753	132,805
Arcus Biosciences Incorporated †	10,596	252,185
Ardelyx Incorporated †	6,057	34,767
Arena Pharmaceuticals Incorporated †	6,720	469,190
Arrowhead Pharmaceuticals Incorporated †	6,140	259,354
Artara Therapeutics Incorporated †	4,599	98,419
Atara Biotherapeutics Incorporated †	1,821	24,547
Athenex Incorporated †	8,296	95,321
Athersys Incorporated †	44,856	97,786
Atreca Incorporated Class A †	314	4,465
Aveo Pharmaceuticals Incorporated †	19,693	93,739
Avid Bioservices Incorporated †	7,788	65,341
BeyondSpring Incorporated †	1,555	19,329
Biocryst Pharmaceuticals Incorporated †	22,944	95,218
Biohaven Pharmaceutical Holding Company †	2,369	150,171
BioSpecifics Technologies Corporation †	2,230	143,835
Bioxcel Therapeutics Incorporated †	75	3,056
Blueprint Medicines Corporation †	1,654	128,069
Brainstorm Cell Therapeutics Incorporated †	1,612	20,327
BridgeBio Pharma Incorporated †	1,825	54,495
Calyxt Incorporated †	6,328	34,393
CareDx Incorporated †	5,640	192,606
Casi Pharmaceuticals Incorporated †	25,997	44,455
Cassava Sciences Incorporated †	6,731	21,135
Castle Biosciences Incorporated †	3,262	149,171
Catabasis Pharmaceuticals Incorporated †	962	6,349
Catalyst Biosciences Incorporated †	5,106	26,653
Catalyst Pharmaceuticals Incorporated †	13,477	44,205
Cel-Sci Corporation †	2,098	27,127
Cellular Biomedicine Group Class I †	793	14,734
Checkpoint Therapeutics Incorporated †	3,808	8,301
Chemocentryx Incorporated †	8,391	448,919
Chimerix Incorporated †	21,019	59,063
Cidara Therapeutics Incorporated †	7,504	23,863
Clovis Oncology Incorporated †	6,463	33,672
Cohbar Incorporated †	89,541	83,542
Coherus Biosciences Incorporated †	9,780	185,527
Constellation Pharmaceuticals Incorporated †	2,186	46,015

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Biotechnology (continued)
Contrafect Corporation †	5,097	$27,881
Corbus Pharmaceuticals Holdings †	28,328	263,025
Crinetics Pharmaceuticals Incorporated †	334	5,354
Cue Biopharma Incorporated †	3,316	59,257
Cytokinetics Incorporated †	8,117	194,483
CytomX Therapeutics Incorporated †	9,299	67,883
Deciphera Pharmaceuticals Incorporated †	4,223	190,077
Denali Therapeutics Incorporated †	3,943	125,782
DermTech Incorporated †	750	8,828
Dicerna Pharmaceuticals Incorporated †	8,290	153,531
Dyadic International Incorporated †	2,330	18,524
Dynavax Technologies Corporation †	12,762	76,317
Eagle Pharmaceuticals Incorporated †	3,838	152,292
Editas Medicine Incorporated †	2,865	100,934
Eidos Therapeutics Incorporated †	1,860	80,501
Eiger BioPharmaceuticals Incorporated †	1,619	18,084
Emergent BioSolutions Incorporated †	5,664	645,979
Enanta Pharmaceuticals Incorporated †	3,443	179,690
Enochian Biosciences Incorporated †	2,045	8,344
Epizyme Incorporated †	5,277	68,601
Esperion Therapeutics Incorporated †	3,476	125,484
Evelo Biosciences Incorporated †	864	3,836
Exicure Incorporated †	4,031	8,022
Fate Therapeutics Incorporated †	2,879	104,796
Fennec Pharmaceuticals Incorporated †	20,587	112,817
Fibrogen Incorporated †	4,767	213,705
Five Prime Therapeutics Incorporated †	5,716	24,407
Flexion Therapeutics Incorporated †	9,045	105,465
Fortress Biotech Incorporated †	15,832	62,616
Frequency Therapeutics Incorporated †	2,252	43,554
G1 Therapeutics Incorporated †	2,603	39,956
Geron Corporation †	6,099	12,503
Gossamer Bio Incorporated †	892	12,399
Halozyme Therapeutics Incorporated †	12,958	375,717
Harpoon Therapeutics Incorporated †	1,700	23,392
Heron Therapeutics Incorporated †	12,636	180,695
Hookipa Pharma Incorporated †	3,163	28,277
iBio Incorporated †	6,196	12,950
Immunic Incorporated †	2,556	41,024
Immunogen Incorporated †	60,727	224,690
Immunovant Incorporated †	6,067	206,035
Inovio Pharmaceuticals Incorporated †	19,642	235,508
Insmed Incorporated †	6,103	172,044
Intellia Therapeutics Incorporated †	7,531	162,519
Intercept Pharmaceuticals Incorporated †	1,651	82,352
Invitae Corporation †	5,709	199,587
Ironwood Pharmaceuticals Incorporated †	44,251	446,935
Iveric Bio Incorporated †	9,522	42,754
Jounce Therapeutics Incorporated †	19,236	93,102
Kadmon Holdings Incorporated †	47,851	239,255
KalVista Pharmaceuticals Incorporated †	3,410	44,671
Karuna Therapeutics Incorporated †	286	21,850
Karyopharm Therapeutics Incorporated †	12,570	191,190
Keros Therapeutics Incorporated †	299	16,008
Kezar Life Sciences Incorporated †	2,256	10,964
Kindred Biosciences Incorporated †	4,841	24,011
Kiniksa Pharmaceuticals Limited Class A †	5,119	90,453

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  21

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Biotechnology (continued)
Kodiak Sciences Incorporated †	1,121	$58,953
Krystal Biotech Incorporated †	816	39,013
Kura Oncology Incorporated †	347	8,637
La Jolla Pharmaceutical Company †	1,355	5,691
Lexicon Pharmaceuticals Incorporated †	3,290	5,758
Ligand Pharmaceuticals Incorporated †	3,641	371,382
Lineage Cell Therapeutics Incorporated †	5,133	4,697
Macrogenics Incorporated †	9,080	262,775
Madrigal Pharmaceuticals Incorporated †	982	105,761
Mannkind Corporation †	102,419	178,209
Marker Therapeutics Incorporated †	3,276	5,897
Matinas BioPharma Holdings Incorporated Class I †	11,047	8,640
Medicinova Incorporated †	1,931	10,118
Mei Pharma Incorporated †	14,608	39,734
Mersana Therapeutics Incorporated †	9,996	191,523
Minerva Neurosciences Incorporated †	4,227	13,442
Mirati Therapeutics Incorporated †	619	92,460
Molecular Templates Incorporated †	6,048	70,217
Moleculin Biotech Incorporated †	3,239	2,840
Momenta Pharmaceuticals Incorporated †	11,015	574,653
Morphic Holding Incorporated †	1,121	29,707
Myriad Genetics Incorporated †	10,712	143,219
Nantkwest Incorporated †	8,250	60,225
Natera Incorporated †	4,429	282,172
Neoleukin Therapeutics Incorporated †	1,142	14,515
Neubase Therapeutics Incorporated †	11,459	92,016
Neurobo Pharmaceuticals Incorporated †	244	1,484
NextCure Incorporated †	2,313	20,794
Novavax Incorporated †	8,228	907,834
Nymox Pharmaceutical Corporation †	11,072	27,901
OPKO Health Incorporated †	75,060	243,194
Organogenesis Holdings Incorporated †	6,133	26,403
Orgenesis Incorporated †	7,936	41,823
ORIC Pharmaceuticals Incorporated †	884	22,144
Otonomy Incorporated †	1,484	5,669
Ovid Therapeutics Incorporated †	7,985	45,834
Palatin Technologies Incorporated †	10,195	5,635
PDL BioPharma Incorporated	17,463	58,501
Pfenex Incorporated †	4,376	54,831
Pieris Pharmaceuticals Incorporated †	40,826	116,762
Precigen Incorporated †	2,018	12,209
Precision BioSciences Incorporated †	2,043	11,523
Principia Biopharma Incorporated †	3,815	381,538
Protagonist Therapeutics Incorporated †	329	7,370
Proteostasis Therapeutics Incorporated †	2,585	3,490
PTC Therapeutics Incorporated †	3,555	175,706
Puma Biotechnology Incorporated †	17,654	181,660
Radius Health Incorporated †	9,527	117,944
REGENXBIO Incorporated †	3,114	95,039
Retrophin Incorporated †	10,790	211,376
Revolution Medicines Incorporated †	816	23,125
Rigel Pharmaceuticals Incorporated †	90,693	225,826
Sangamo Therapeutics Incorporated †	18,783	207,270
Savara Incorporated †	2,339	3,415
Scholar Rock Holding Corporation †	4,833	72,978
Selecta Biosciences Incorporated †	8,784	22,838
Seres Therapeutics Incorporated †	16,269	430,966

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Biotechnology (continued)
Soleno Therapeutics Incorporated †	15,851	$33,921
Sorrento Therapeutics Incorporated †	33,446	267,902
Spectrum Pharmaceuticals Incorporated †	1,408	5,928
Spero Therapeutics Incorporated †	1,210	13,153
Springworks Therapeutics Incorporated †	48	2,132
Sutro Biopharma Incorporated †	7,190	71,972
Syndax Pharmaceuticals Incorporated †	2,368	38,622
Syros Pharmaceuticals Incorporated †	2,236	29,627
T2 Biosystems Incorporated †	3,735	5,827
TCR2 Therapeutics Incorporated †	1,895	38,317
TG Therapeutics Incorporated †	7,052	174,925
Translate Bio Incorporated †	5,619	79,172
Turning Point Therapeutics Incorporated †	282	22,047
Twist Bioscience Corporation †	3,437	240,349
Tyme Technologies Incorporated †	4,334	4,377
Ultragenyx Pharmaceutical Incorporated †	3,339	284,015
Unity Biotechnology Incorporated †	366	1,149
Vanda Pharmaceuticals Incorporated †	8,363	86,055
Vaxart Incorporated †	10,128	60,059
VBI Vaccines Incorporated †	21,084	89,818
Veracyte Incorporated †	6,725	224,010
Verastem Incorporated †	38,426	48,417
Vericel Corporation †	13,436	212,961
Viela Bio Incorporated †	1,485	50,030
Viking Therapeutics Incorporated †	10,748	71,904
Vir Biotechnology Incorporated †	1,587	64,242
Voyager Therapeutics Incorporated †	6,771	79,830
vTv Therapeutics Incorporated Class A †	64,430	134,014
Xbiotech Incorporated †	4,152	78,556
Xencor Incorporated †	7,662	273,917
XOMA Corporation †	1,153	21,930
Y-mAbs Therapeutics Incorporated †	1,536	66,094

		21,005,277

Health Care Equipment & Supplies: 3.47%
Accuray Incorporated †	18,519	43,149
Alphatec Holdings Incorporated †	3,178	19,036
AngioDynamics Incorporated †	2,195	20,556
Antares Pharma Incorporated †	32,769	92,736
Apyx Medical Corporation †	1,513	6,945
Aspira Women’s Health Incorporated †	2,274	6,515
Atricure Incorporated †	3,637	162,683
Atrion Corporation	228	144,032
Avanos Medical Incorporated †	6,860	222,264
Axogen Incorporated †	3,451	40,963
Bellerophon Therapeutics Incorporated †	3,054	32,953
BioLife Solutions Incorporated †	7,461	159,069
Biomerica Incorporated †	632	4,588
Cantel Medical Corporation	4,208	220,836
Cardiovascular Systems Incorporated †	4,921	160,769
Cerus Corporation †	11,647	74,191
Chembio Diagnostics Incorporated †	878	3,600
Co-Diagnostics Incorporated †	4,575	49,868
ConforMIS Incorporated †	3,893	2,764
CONMED Corporation	5,149	444,410
CryoLife Incorporated †	4,357	88,099

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  23

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Health Care Equipment & Supplies (continued)
Cryoport Incorporated †	3,278	$181,863
Cutera Incorporated †	6,823	111,693
Cytosorbents Corporation †	3,219	27,168
Electromed Incorporated †	916	11,340
Fonar Corporation †	4,578	116,144
Genmark Diagnostics Incorporated †	6,616	85,810
Heska Corporation †	417	43,201
Inogen Incorporated †	2,814	85,067
Integer Holdings Corporation †	5,822	403,232
Intricon Corporation †	5,722	69,465
Invacare Corporation	2,616	17,736
IRadimed Corporation †	3,942	83,570
iRhythm Technologies Incorporated †	1,112	244,840
Lantheus Holdings Incorporated †	15,622	209,647
LeMaitre Vascular Incorporated	5,591	180,477
LivaNova plc †	3,962	185,818
Meridian Bioscience Incorporated †	8,628	122,000
Merit Medical Systems Incorporated †	7,862	386,024
Mesa Laboratories Incorporated	309	75,989
Milestone Scientific Incorporated †	55,083	82,625
Misonix Incorporated †	867	11,436
Natus Medical Incorporated †	7,907	143,591
Neogen Corporation †	4,441	338,404
Nevro Corporation †	2,145	295,023
NuVasive Incorporated †	4,774	248,869
Nuvectra Corporation †(a)	3,733	0
OraSure Technologies Incorporated †	16,086	188,528
Orthofix Medical Incorporated †	2,112	64,078
Orthopediatrics Corporation †	1,013	51,055
Oxford Immunotec Global plc †	1,336	18,183
Repro-Med Systems Incorporated †	12,061	104,810
Retractable Technologies Incorporated †	20,800	131,456
Rockwell Medical Incorporated †	3,848	5,041
Seaspine Holdings Corporation †	1,231	16,385
SI-BONE Incorporated †	1,304	28,453
Silk Road Medical Incorporated †	2,122	129,400
SmileDirectClub Incorporated †	4,398	35,712
STAAR Surgical Company †	6,235	298,968
Stereotaxis Incorporated †	2,793	9,831
Surgalign Holdings Incorporated †	8,666	19,239
Surmodics Incorporated †	2,197	99,414
Tactile Systems Technology Class I †	3,696	142,037
TransMedics Group Incorporated †	1,274	22,715
Utah Medical Products Incorporated	2,085	171,283
Vapotherm Incorporated †	756	23,519
Varex Imaging Corporation †	5,430	60,219
Venus Concept Incorporated †	1,451	4,164
Wright Medical Group NV †	8,656	261,671
Zynex Incorporated †	6,064	89,747

		7,736,966

Health Care Providers & Services: 2.51%
AdaptHealth Corporation †	575	12,207
Addus Homecare Corporation †	1,995	186,852
American Renal Associates Holdings †	728	4,907
AMN Healthcare Services Incorporated †	5,978	321,856

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Health Care Providers & Services (continued)
Apollo Medical Holdings Incorporated †	1,752	$33,095
BioTelemetry Incorporated †	2,154	85,255
Community Health Systems Incorporated †	10,315	53,329
CorVel Corporation †	598	49,646
Covetrus Incorporated †	5,909	135,375
Cross Country Healthcare Incorporated †	2,768	17,688
Enzo Biochem Incorporated †	15,909	33,886
Exagen Incorporated †	338	4,874
Five Star Senior Living Incorporated †	54,694	282,768
Fulgent Genetics Incorporated †	712	21,047
Genesis Healthcare Incorporated †	4,052	2,690
Hanger Incorporated †	5,611	110,873
HealthEquity Incorporated †	1,599	91,911
InfuSystem Holdings Incorporated †	3,048	44,348
LHC Group Incorporated †	1,296	270,138
Magellan Health Services Incorporated †	3,226	243,434
MEDNAX Incorporated †	4,044	75,138
National Healthcare Corporation	1,161	73,956
National Research Corporation Class A	2,361	132,216
Ontrak Incorporated †	664	48,439
Option Care Health Incorporated †	97	1,127
Owens & Minor Incorporated	25,347	420,253
Patterson Companies Incorporated	13,841	401,527
PetIQ Incorporated †	1,813	63,781
Premier Incorporated Class A	4,334	141,939
Providence Service Corporation †	1,887	174,717
R1 RCM Incorporated †	14,769	214,151
RadNet Incorporated †	4,830	69,649
Select Medical Holdings Corporation †	23,920	480,074
Sharps Compliance Corporation †	4,168	31,823
Tenet Healthcare Corporation †	21,479	605,278
The Ensign Group Incorporated	8,127	475,755
The Joint Corporation †	953	17,021
The Pennant Group Incorporated †	1,317	48,782
Triple-S Management Corporation Class B †	793	14,750
U.S. Physical Therapy Incorporated	982	87,300
Viemed Healthcare Incorporated †	907	9,859

		5,593,714

Health Care Technology: 1.24%
Allscripts Healthcare Solutions Incorporated †	19,447	173,662
Castlight Health Incorporated Class B †	4,980	6,872
Computer Programs & Systems Incorporated	9,471	259,127
Evolent Health Incorporated Class A †	10,802	154,793
Health Catalyst Incorporated †	1,303	40,628
HealthStream Incorporated †	4,478	92,762
HMS Holdings Corporation †	12,479	348,039
iCAD Incorporated †	1,122	12,151
Inovalon Holdings Incorporated Class A †	15,996	395,821
Inspire Medical Systems Incorporated †	3,667	438,023
NantHealth Incorporated †	1,510	4,802
NextGen Healthcare Incorporated †	3,615	47,935
Omnicell Incorporated †	3,877	258,518
OptimizeRx Corporation †	998	20,120
Phreesia Incorporated †	1,126	35,514
Simulations Plus Incorporated	4,163	248,032

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  25

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Health Care Technology (continued)
Tabula Rasa Healthcare Incorporated †	3,414	$172,748
Vocera Communications Incorporated †	1,926	53,909

		2,763,456

Life Sciences Tools & Services: 0.81%
Accelerate Diagnostics Incorporated †	88	1,072
Champions Oncology Incorporated †	9,777	80,954
Chromadex Corporation †	9,904	49,025
Codexis Incorporated †	4,795	66,171
Harvard Bioscience Incorporated †	47,552	159,299
Luminex Corporation	9,337	249,205
Medpace Holdings Incorporated †	5,251	681,527
Nanostring Technologies Incorporated †	2,820	114,154
Neogenomics Incorporated †	7,555	294,267
Personalis Incorporated †	1,495	34,116
Quanterix Corporation †	2,049	72,944

		1,802,734

Pharmaceuticals: 2.19%
Akorn Incorporated †	5,696	196
Amneal Pharmaceuticals Incorporated †	47,232	194,124
Amphastar Pharmaceuticals Incorporated †	12,238	249,410
Ampio Pharmaceuticals Incorporated †	10,184	7,292
ANI Pharmaceuticals Incorporated †	1,371	42,995
Aquestive Therapeutics Incorporated †	9,338	73,397
Arvinas Incorporated †	1,951	50,628
Assembly Biosciences Incorporated †	4,623	101,105
Assertio Holdings Incorporated †	5,117	4,145
Avenue Therapeutics Incorporated †	8,062	89,730
Axsome Therapeutics Incorporated †	465	34,089
Aytu Bioscience Incorporated †	5,407	5,731
BioDelivery Sciences International Incorporated †	29,056	113,609
Cerecor Incorporated †	14,065	34,600
Clearside Biomedical Incorporated †	1,818	3,127
Collegium Pharmaceutical Incorporated †	9,802	186,826
Corcept Therapeutics Incorporated †	29,261	371,615
Dova Pharmaceuticals Incorporated †(a)	2,458	0
Durect Corporation †	35,084	60,871
Endo International plc †	14,412	43,380
Eton Pharmaceuticals Incorporated †	701	5,496
Eyepoint Pharmaceuticals Incorporated †	5,050	2,702
Harrow Health Incorporated †	2,990	20,601
Innoviva Incorporated †	33,334	390,341
Intersect ENT Incorporated †	4,182	83,975
Kala Pharmaceuticals Incorporated †	2,875	25,588
Lannett Company Incorporated †	4,155	21,855
Liquidia Technologies Incorporated †	2,533	12,969
Mallinckrodt plc †	5,517	8,717
MyoKardia Incorporated †	3,605	394,531
Nabriva Therapeutics plc †	7,160	4,435
NGM Biopharmaceuticals Incorporated †	1,001	18,669
Ocular Therapeutix Incorporated †	6,509	56,628
Omeros Corporation †	7,312	87,378
Optinose Incorporated †	1,763	8,022
Osmotica Pharmaceuticals plc †	10,211	60,653
Pacira Pharmaceuticals Incorporated †	7,286	455,521

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Pharmaceuticals (continued)
Paratek Pharmaceuticals Incorporated †	3,968	$18,253
Phibro Animal Health Corporation Class A	12,828	275,289
Prestige Consumer Healthcare Incorporated †	14,183	516,687
Recro Pharma Incorporated	2,698	7,420
Relmada Therapeutics Incorporated †	665	23,727
Scpharmaceuticals Incorporated †	600	5,136
Siga Technologies Incorporated †	17,812	123,793
Strongbridge Biopharma plc †	18,768	72,069
Supernus Pharmaceuticals Incorporated †	15,425	339,196
Theravance Biopharma Incorporated †	9,219	168,984

		4,875,505

Industrials: 14.12%

Aerospace & Defense: 0.96%
AAR Corporation	6,005	121,181
Aerojet Rocketdyne Holdings Incorporated †	6,427	265,885
AeroVironment Incorporated †	3,056	233,448
Astronics Corporation †	1,100	9,944
Cubic Corporation	3,000	141,240
Ducommun Incorporated †	2,743	102,506
Kratos Defense & Security Solutions Incorporated †	3,102	60,644
Maxar Technologies Incorporated	12,373	286,435
Moog Incorporated Class A	5,285	318,633
National Presto Industries Incorporated	1,041	93,617
PAE Incorporated †	9,104	80,434
Park Aerospace Corporation	1,078	11,955
Parsons Corporation †	2,600	86,476
Spirit AeroSystems Holdings Incorporated Class A	4,669	95,995
Vectrus Incorporated †	5,075	220,306

		2,128,699

Air Freight & Logistics: 0.34%
Air Transport Services Group Incorporated †	8,153	207,249
Atlas Air Worldwide Holdings Incorporated †	731	41,221
Echo Global Logistics Incorporated †	4,735	129,360
Forward Air Corporation	1,612	95,092
Hub Group Incorporated Class A †	5,036	271,138
Radiant Logistics Incorporated †	2,057	10,861

		754,921

Airlines: 0.25%
Allegiant Travel Company	528	67,901
Hawaiian Holdings Incorporated	2,293	30,818
Mesa Air Group Incorporated †	36,936	135,186
SkyWest Incorporated	6,519	219,364
Spirit Airlines Incorporated †	6,013	107,512

		560,781

Building Products: 1.54%
Aaon Incorporated	5,099	290,286
Alpha Pro Tech Limited †	1,168	16,387
American Woodmark Corporation †	1,952	170,800
Apogee Enterprises Incorporated	2,851	59,671
Builders FirstSource Incorporated †	19,850	607,807
Cornerstone Building Brands Incorporated †	3,046	24,246

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  27

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Building Products (continued)
CSW Industrials Incorporated	2,465	$178,096
Gibraltar Industries Incorporated †	4,796	299,486
Griffon Corporation	7,182	156,065
Insteel Industries Incorporated	1,941	35,792
JELD-WEN Holding Incorporated †	5,477	115,291
Masonite International Corporation †	2,122	193,717
Patrick Industries Incorporated	4,131	232,204
PGT Incorporated †	6,577	119,241
Quanex Building Products Corporation	1,756	29,518
Resideo Technologies Incorporated †	1,577	21,069
Simpson Manufacturing Company Incorporated	2,835	278,794
UFP Industries Incorporated	10,111	600,088

		3,428,558

Commercial Services & Supplies: 1.97%
ABM Industries Incorporated	9,085	346,502
ACCO Brands Corporation	37,419	242,475
Acme United Corporation	142	3,130
Advanced Disposal Services Incorporated †	3,927	118,321
Brady Corporation Class A	7,264	340,609
Casella Waste Systems Incorporated Class A †	4,658	261,547
Ceco Environmental Corporation †	2,118	17,950
Cimpress plc †	2,651	245,748
Deluxe Corporation	1,101	31,268
Ennis Incorporated	3,895	71,395
Healthcare Services Group Incorporated	10,601	220,501
Heritage Crystal Clean Incorporated †	984	14,445
Herman Miller Incorporated	7,392	176,151
HNI Corporation	7,745	246,678
Interface Incorporated	8,076	61,055
KAR Auction Services Incorporated	17,185	297,988
Kimball International Incorporated Class B	2,588	29,011
Knoll Incorporated	5,747	73,964
Matthews International Corporation Class A	1,867	40,887
McGrath RentCorp	3,766	249,912
Perma-Fix Environmental Services Incorporated †	637	4,555
PICO Holdings Incorporated †	699	6,214
Pitney Bowes Incorporated	11,780	64,672
Quad Graphics Incorporated	1,656	5,779
RR Donnelley & Sons Company	3,416	4,509
SP Plus Corporation †	3,341	68,524
Steelcase Incorporated Class A	18,214	190,336
TEAM Incorporated †	2,002	12,753
Tetra Tech Incorporated	3,060	282,469
The Brink’s Company	1,711	82,744
UniFirst Corporation	1,966	378,691
US Ecology Incorporated	2,275	84,471
Viad Corporation	1,055	22,609
VSE Corporation	3,398	98,644

		4,396,507

Construction & Engineering: 1.25%
Aegion Corporation †	1,739	28,146
Ameresco Incorporated Class A †	3,383	115,496
APi Group Corporation 144A†	11,517	162,850
Arcosa Incorporated	5,364	248,300

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Construction & Engineering (continued)
Comfort Systems Incorporated	3,792	$192,141
Concrete Pumping Holdings Incorporated †	1,313	4,766
Construction Partners Incorporated Class A †	2,626	49,080
Dycom Industries Incorporated †	2,825	173,766
EMCOR Group Incorporated	2,733	205,002
Fluor Corporation	18,215	173,407
Goldfield Corporation †	1,274	5,567
Granite Construction Incorporated	6,543	121,634
Great Lakes Dredge & Dock Company †	8,932	83,693
HC2 Holdings Incorporated †	1,873	4,683
IES Holdings Incorporated †	474	13,665
MasTec Incorporated †	10,449	482,848
MYR Group Incorporated †	2,925	113,519
Northwest Pipe Company †	2,398	67,935
Orion Marine Group Incorporated †	1,586	4,139
Primoris Services Corporation	8,113	154,634
Sterling Construction Company Incorporated †	5,071	71,704
Tutor Perini Corporation †	1,915	24,033
Valmont Industries Incorporated	1,282	162,878
WillScot Mobile Mini Holdings Corporation Class A †	6,272	112,269

		2,776,155

Electrical Equipment: 1.07%
Allied Motion Technologies Incorporated	1,519	64,694
Atkore International Incorporated †	12,498	334,072
AZZ Incorporated	4,470	155,243
Bloom Energy Corporation Class A †	4,228	66,210
Encore Wire Corporation	3,276	169,074
EnerSys	6,063	436,415
GrafTech International Limited	3,578	23,829
LSI Industries Incorporated	3,437	23,578
Orion Energy Systems Incorporated †	36,449	232,545
Plug Power Incorporated †	7,369	95,650
Powell Industries Incorporated	1,459	39,378
Preformed Line Products Company	54	2,938
Sunrun Incorporated †	3,225	182,390
Thermon Group Holdings Incorporated †	2,754	36,243
TPI mposites Incorporated †	4,033	123,853
Ultralife Batteries Incorporated †	598	3,779
Vertiv Holdings Corporation †	10,190	165,384
Vicor Corporation †	2,564	223,145

		2,378,420

Industrial Conglomerates: 0.05%
Raven Industries Incorporated	4,704	116,894

Machinery: 3.47%
Alamo Group Incorporated	1,135	125,872
Albany International Corporation Class A	4,069	211,181
Altra Industrial Motion Corporation	3,890	151,905
Astec Industries Incorporated	4,232	223,111
Barnes Group Incorporated	3,679	145,688
Blue Bird Corporation †	5,849	66,562
Briggs & Stratton Corporation	1,838	268
Chart Industries Incorporated †	1,200	78,864
Circor International Incorporated †	920	27,278

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  29

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Machinery (continued)
Columbus McKinnon Corporation	2,612	$95,012
Douglas Dynamics Incorporated	2,906	111,561
Eastern Company	276	6,044
Enerpac Tool Group Corporation	4,442	92,394
ESCO Technologies Incorporated	2,641	237,479
Evoqua Water Technologies Company †	12,274	251,126
Federal Signal Corporation	8,877	285,129
Foster Company Class A †	1,283	19,181
Franklin Electric Company Incorporated	6,999	415,461
Gates Industrial Corporation plc †	2,439	27,536
Gencor Industries Incorporated †	479	6,040
Gorman Rupp Company	2,893	92,431
Graham Corporation	492	6,460
Helios Technologies Incorporated	1,824	74,985
Hurco Companies Incorporated	381	10,775
Hyster Yale Materials Handeling Incorporated	2,216	89,393
John Bean Technologies Corporation	1,231	126,190
Kadant Incorporated	2,075	241,613
Kennametal Incorporated	6,146	178,357
Lindsay Manufacturing Company	1,278	127,711
Lydall Incorporated †	765	14,367
Manitex International Incorporated †	831	3,748
Manitowoc Company Incorporated †	4,739	44,641
Meritor Incorporated †	18,033	410,431
Miller Industries Incorporated	1,621	50,851
Mueller Industries Incorporated	8,538	253,579
Mueller Water Products Incorporated Class A	23,855	257,634
Navistar International Corporation †	8,339	266,681
NN Incorporated	2,148	9,773
Omega Flex Incorporated	1,481	195,107
Park Ohio Holdings Corporation	1,145	18,114
Proto Labs Incorporated †	1,529	224,763
RBC Bearings Incorporated †	971	128,211
REV Group Incorporated	1,420	11,005
Rexnord Corporation	7,133	206,572
SPX Corporation †	7,101	297,035
SPX FLOW Incorporated †	2,961	128,744
Standex International Corporation	1,959	113,309
Tennant Company	2,161	143,642
Terex Corporation	9,761	191,023
The ExOne Company †	801	9,788
The Greenbrier Companies Incorporated	4,884	132,796
The Shyft Group Incorporated	13,333	266,260
The Timken Company	3,839	208,035
Titan International Incorporated	2,348	5,588
Trimas Corporation †	2,582	65,273
Trinity Industries Incorporated	4,715	96,516
Twin Disc Incorporated †	613	3,709
Wabash National Corporation	3,070	37,485
Watts Water Technologies Incorporated	3,054	292,421
Welbilt Incorporated †	16,356	120,707

		7,733,415

Marine: 0.15%
Costamare Incorporated	26,121	131,911
Genco Shipping & Trading Limited	1,059	7,529

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Marine (continued)
Matson Incorporated	3,596	$144,092
Pangaea Logistics Solutions Limited	18,979	46,499
Scorpio Bulkers Incorporated	314	4,387

		334,418

Professional Services: 0.97%
Akerna Corporation †	367	2,220
ASGN Incorporated †	4,101	294,329
Barrett Business Services Incorporated	1,529	88,025
BG Staffing Incorporated	10,016	93,950
CBIZ Incorporated †	5,418	131,766
CRA International Incorporated	762	32,393
Exponent Incorporated	3,895	313,372
Franklin Covey Company †	593	11,706
GP Strategies Corporation †	1,763	17,031
Heidrick & Struggles International Incorporated	1,148	24,831
Hill International Incorporated †	2,241	3,294
Huron Consulting Group Incorporated †	1,441	62,511
ICF International Incorporated	1,552	106,017
InnerWorkings Incorporated †	2,080	5,907
Insperity Incorporated	4,550	306,534
Kelly Services Incorporated Class A	3,553	67,471
Kforce Incorporated	6,309	216,651
Korn Ferry International	5,293	161,437
Mistras Group Incorporated †	1,327	6,317
Red Violet Incorporated †	217	4,511
Resources Connection Incorporated	1,722	21,163
TriNet Group Incorporated †	2,007	136,155
TrueBlue Incorporated †	2,097	35,481
Willdan Group Incorporated †	1,001	28,208

		2,171,280

Road & Rail: 0.76%
Arcbest Corporation	2,623	88,710
Avis Budget Group Incorporated †	5,153	175,769
Covenant Transport Incorporated Class A †	1,247	22,858
Heartland Express Incorporated	5,280	109,217
Marten Transport Limited	12,066	219,119
P.A.M. Transportation Services Incorporated †	105	3,833
Saia Incorporated †	3,481	467,150
Schneider National Incorporated Class B	3,560	96,334
Universal Logistics Holdings Incorporated	962	20,683
US Xpress Enterprises Incorporated Class A †	3,629	34,730
Werner Enterprises Incorporated	9,899	455,453
YRC Worldwide Incorporated †	1,490	6,213

		1,700,069

Trading Companies & Distributors: 1.34%
Alta Equipment Group Incorporated †	717	5,987
Applied Industrial Technologies Incorporated	4,252	256,013
Beacon Roofing Supply Incorporated †	526	17,826
BMC Stock Holdings Incorporated †	10,260	409,579
CAI International Incorporated †	3,033	66,150
DXP Enterprises Incorporated †	2,607	50,159
EVI Industries Incorporated †	162	3,979

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  31

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Trading Companies & Distributors (continued)
Foundation Building Materials Incorporated †	2,799	$45,428
GATX Corporation	722	48,287
General Finance Corporation †	770	4,990
GMS Incorporated †	9,945	263,443
H&E Equipment Services Incorporated	3,977	80,574
Herc Holdings Incorporated †	1,461	59,828
Kaman Corporation	390	18,038
Lawson Products Incorporated †	1,009	36,223
MRC Global Incorporated †	4,596	26,151
Rush Enterprises Incorporated	5,692	275,037
Rush Enterprises Incorporated Class B	3,735	156,086
SiteOne Landscape Supply Incorporated †	2,301	287,740
Systemax Incorporated	4,208	93,376
Textainer Group Holdings Limited †	328	3,851
Titan Machinery Incorporated †	1,088	14,688
Transcat Incorporated †	377	11,088
Triton International Limited	7,311	263,635
Veritiv Corporation †	4,060	70,563
WESCO International Incorporated †	8,796	412,093
Willis Lease Finance Corporation †	108	2,309

		2,983,121

Information Technology: 13.18%

Communications Equipment: 1.08%
Acacia Communications Incorporated †	2,915	196,704
ADTRAN Incorporated	5,702	63,235
Applied Optoelectronics Incorporated †	1,491	17,340
Calamp Corporation †	2,590	21,160
Calix Networks Incorporated †	11,089	215,681
Casa Systems Incorporated †	1,865	8,486
Clearfield Incorporated †	2,332	41,043
Comtech Telecommunications Corporation	3,349	55,593
Digi International Incorporated †	2,204	30,018
DZS Incorporated †	838	8,732
Echostar Corporation	2,873	84,409
Emcore Corporation †	1,464	5,168
Extreme Networks Incorporated †	7,696	33,632
Genasys Incorporated †	1,570	7,850
Harmonic Incorporated †	5,235	30,887
Infinera Corporation †	18,603	135,616
Inseego Corporation †	13,054	149,860
InterDigital Incorporated	4,572	279,578
KVH Industries Incorporated †	939	8,442
NETGEAR Incorporated †	7,812	260,530
NetScout Systems Incorporated †	11,245	260,209
PCTEL Incorporated	20,128	127,612
Plantronics Incorporated	2,623	32,420
Ribbon Communications Incorporated †	3,447	14,753
Ubiquiti Incorporated	493	89,603
Viavi Solutions Incorporated †	17,884	238,483

		2,417,044

Electronic Equipment, Instruments & Components: 2.23%
Airgain Incorporated †	443	5,892
Badger Meter Incorporated	4,506	277,975

The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Bel Fuse Incorporated Class B	4,252	$51,109
Belden Incorporated	3,496	117,745
Benchmark Electronics Incorporated	6,316	123,857
CTS Corporation	1,897	39,647
Daktronics Incorporated	1,991	8,800
ePlus Incorporated †	3,765	288,851
Fabrinet †	4,273	298,170
FARO Technologies Incorporated †	637	35,991
Fitbit Incorporated Class A †	18,621	118,430
IEC Electronics Corporation †	438	3,679
II-VI Incorporated †	3,706	164,917
Insight Enterprises Incorporated †	7,031	420,489
Intellicheck Incorporated †	653	4,114
Iteris Incorporated †	3,556	16,251
Itron Incorporated †	2,740	163,222
Kimball Electronics Incorporated †	14,542	196,099
Knowles Corporation †	8,084	121,745
Luna Innovations Incorporated †	12,947	82,861
Methode Electronics Incorporated	9,259	262,122
MTS Systems Corporation	1,050	25,620
Napco Security Technologies Incorporated †	633	15,768
Novanta Incorporated †	1,659	177,795
OSI Systems Incorporated †	1,538	121,118
PC Connection Incorporated	1,887	83,575
Plexus Corporation †	5,376	408,952
PowerFleet Incorporated †	2,261	12,707
Rogers Corporation †	316	35,806
Sanmina Corporation †	13,647	386,210
ScanSource Incorporated †	7,594	187,496
TTM Technologies Incorporated †	24,010	275,155
Vishay Intertechnology Incorporated	25,475	407,345
Vishay Precision Group Incorporated †	567	14,124
Wayside Technology Group Incorporated	236	5,865

		4,959,502

IT Services: 2.12%
Alliance Data Systems Corporation	2,380	107,362
Brightcove Incorporated †	2,249	25,009
Cardtronics Incorporated Class A †	8,788	190,787
Cass Information Systems Incorporated	732	28,665
CSG Systems International Incorporated	6,266	266,744
Endurance International Group Holdings †	6,904	44,945
Evertec Incorporated	6,723	235,439
EVO Payments Incorporated Class A †	4,963	142,587
ExlService Holdings Incorporated †	4,565	290,745
GreenSky Incorporated Class A †	2,472	10,753
Grid Dynamics Holdings Incorporated †	2,838	21,058
GTT Communications Incorporated †	1,641	8,172
Hackett Group Incorporated	6,583	83,012
I3 Verticals Incorporated Class A †	248	6,917
Information Services Group Incorporated †	39,039	80,225
International Money Express Incorporated †	10,394	175,866
KBR Incorporated	9,774	244,252
Limelight Networks Incorporated †	15,391	87,267
LiveRamp Holdings Incorporated †	2,542	141,945
ManTech International Corporation Class A	5,362	401,346

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  33

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

IT Services (continued)
Mastech Holdings Incorporated †	8,111	$150,054
MAXIMUS Incorporated	3,407	264,213
Moneygram International Incorporated †	6,282	18,343
NIC Incorporated	11,733	250,852
PaySign Incorporated †	1,292	8,320
Perficient Incorporated †	5,754	246,904
Perspecta Incorporated	5,952	123,623
PFSweb Incorporated †	13,917	117,599
PRGX Global Incorporated †	1,170	6,458
Sabre Corporation	12,785	89,367
ServiceSource International Incorporated †	8,326	12,531
Switch Incorporated Class A	2,431	41,813
Sykes Enterprises Incorporated †	10,628	351,840
TTEC Holdings Incorporated	1,545	87,586
Tucows Incorporated Class A †	125	7,903
Unisys Corporation †	3,584	41,789
Verra Mobility Corporation †	17,892	189,029
Virtusa Corporation †	2,936	116,089

		4,717,409

Semiconductors & Semiconductor Equipment: 2.30%
Acm Research Incorporated Class A †	632	56,128
Advanced Energy Industries Incorporated †	1,811	134,231
Alpha & Omega Semiconductor Limited †	5,405	73,238
Ambarella Incorporated †	457	24,084
Amkor Technology Incorporated †	23,065	281,278
Axcelis Technologies Incorporated †	8,653	204,470
AXT Incorporated †	2,394	13,502
Brooks Automation Incorporated	4,693	242,300
Cabot Microelectronics Corporation	1,737	264,528
Ceva Incorporated †	2,383	100,682
Cohu Incorporated	4,567	78,552
Cyberoptics Corporation †	1,140	36,537
Diodes Incorporated †	6,184	302,150
DSP Group Incorporated †	1,254	17,982
FormFactor Incorporated †	12,885	336,685
GSI Technology Incorporated †	1,035	6,583
Ichor Holdings Limited †	5,456	137,273
Lattice Semiconductor Corporation †	10,811	309,195
MACOM Technology Solutions Holdings Incorporated †	2,945	104,930
Maxeon Solar Technologies Pte Limited †	1,357	28,196
MaxLinear Incorporated Class A †	2,812	68,472
Neophotonics Corporation †	15,682	104,442
NVE Corporation	1,752	93,609
Onto Innovation Incorporated †	2,565	80,131
PDF Solutions Incorporated †	2,543	52,640
Photronics Incorporated †	8,894	89,207
Pixelworks Incorporated †	2,727	6,218
Power Integrations Incorporated	5,790	324,066
Rambus Incorporated †	5,622	75,503
Semtech Corporation †	4,711	276,300
Silicon Laboratories Incorporated †	1,547	158,428
Sitime Corporation †	259	17,063
Smart Global Holdings Incorporated †	3,617	91,148
SunPower Corporation	10,894	121,904
Synaptics Incorporated †	6,117	521,964

The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings Incorporated †	9,268	$227,251
Veeco Instruments Incorporated †	5,053	60,080

		5,120,950

Software: 5.34%
A10 Networks Incorporated †	7,009	59,927
ACI Worldwide Incorporated †	5,121	150,455
Agilysys Incorporated †	2,924	74,182
Alarm.com Holdings Incorporated †	5,270	315,515
Altair Engineering Incorporated Class A †	4,813	202,242
American Software Incorporated Class A	9,212	130,442
AppFolio Incorporated Class A †	2,447	411,169
Appian Corporation †	4,781	292,788
Asure Software Incorporated †	8,049	54,170
Avaya Holdings Corporation †	24,843	385,563
Benefitfocus Incorporated †	5,371	55,536
Blackbaud Incorporated	2,772	176,992
BlackLine Incorporated †	1,205	105,281
Bottomline Technologies (DE) Incorporated †	6,134	292,162
Box Incorporated Class A †	17,578	345,056
Cerence Incorporated †	4,779	254,243
ChannelAdvisor Corporation †	11,345	190,823
Cloudera Incorporated †	17,503	231,215
CommVault Systems Incorporated †	4,992	215,804
Cornerstone OnDemand Incorporated †	6,288	221,778
Digital Turbine Incorporated †	11,111	268,775
Domo Incorporated Class B †	2,998	122,079
Ebix Incorporated	3,554	81,991
eGain Corporation †	11,632	155,636
Envestnet Incorporated †	2,272	188,553
GTY Technology Holdings Incorporated †	2,229	7,278
Ideanomics Incorporated †	2,676	3,425
Intelligent Systems Corporation †	2,953	111,003
J2 Global Incorporated †	5,310	371,647
LivePerson Incorporated †	8,168	487,303
MicroStrategy Incorporated Class A †	2,082	300,724
Mimecast Limited †	2,621	129,058
Mitek Systems Incorporated †	7,950	100,886
MobileIron Incorporated †	8,239	53,801
Model N Incorporated †	5,459	214,648
OneSpan Incorporated †	8,654	186,494
Park City Group Incorporated †	32,104	159,236
Ping Identity Holding Corporation †	867	29,885
Progress Software Corporation	7,538	285,615
PROS Holdings Incorporated †	1,119	43,641
Q2 Holdings Incorporated †	1,213	118,013
Qad Incorporated Class A	3,669	166,866
Qualys Incorporated †	3,434	364,485
Rapid7 Incorporated †	1,395	90,075
Rimini Street Incorporated †	11,180	48,968
Rosetta Stone Incorporated †	3,060	92,963
SailPoint Technologies Holdings Incorporated †	10,389	407,560
Sapiens International Corporation	5,490	184,135
Seachange International Incorporated †	4,952	6,636
Secureworks Corporation Class A †	16,564	214,173
SharpSpring Incorporated †	677	7,433

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  35

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Software (continued)
Shotspotter Incorporated †	1,167	$34,963
Smith Micro Software Incorporated †	30,233	116,095
Solarwinds Corporation †	3,427	72,070
Sprout Social Incorporated Class A †	1,017	39,409
SPS Commerce Incorporated †	6,025	481,277
SVMK Incorporated †	13,533	336,836
Synchronoss Technologies Incorporated †	3,315	14,553
TeleNav Incorporated †	1,805	8,285
Tenable Holdings Incorporated †	2,298	86,497
Upland Software Incorporated †	1,957	76,754
Varonis Systems Incorporated †	4,382	541,308
Verint Systems Incorporated †	5,889	280,081
Veritone Incorporated †	1,310	10,834
Workiva Incorporated †	1,875	110,625
Xperi Holding Corporation	20,808	260,724
Yext Incorporated †	5,156	102,398
Zix Corporation †	15,005	90,930
Zuora Incorporated †	5,210	70,804

		11,902,771

Technology Hardware, Storage & Peripherals: 0.11%
Avid Technology Incorporated †	2,057	16,662
Eastman Kodak Company †	2,268	13,563
Intevac Incorporated †	1,174	7,044
Quantum Corporation †	2,213	12,083
Super Micro Computer Incorporated †	6,884	188,553

		237,905

Materials: 3.86%

Chemicals: 1.78%
Advanced Emissions Solutions Incorporated	18,827	72,860
Advansix Incorporated †	7,016	89,314
Agrofresh Solutions Incorporated †	1,963	4,868
American Vanguard Corporation	2,904	41,092
Avient Corporation	4,691	119,714
Balchem Corporation	1,631	159,349
Cabot Corporation	2,865	106,034
Chase Corporation	477	46,541
Ferro Corporation †	13,647	170,178
Futurefuel Corporation	3,154	38,163
GCP Applied Technologies Incorporated †	1,571	40,940
Hawkins Incorporated	2,950	148,149
HB Fuller Company	7,842	377,749
Ingevity Corporation †	6,253	351,231
Innospec Incorporated	3,506	261,863
Intrepid Potash Incorporated †	743	6,940
Kooper Holdings Incorporated †	11,425	274,886
Kraton Performance Polymers Incorporated †	14,129	198,371
Kronos Worldwide Incorporated	2,321	28,989
Livent Corporation †	13,178	111,749
Minerals Technologies Incorporated	6,562	333,022
Northern Technologies International Corporation	362	3,008
Orion Engineered Carbons SA	4,721	57,360
PQ Group Holdings Incorporated †	2,460	28,659
Rayonier Advanced Materials Incorporated †	2,937	9,281

The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Chemicals (continued)
Sensient Technologies Corporation	4,276	$236,121
Stepan Company	3,427	395,099
Trecora Resources †	1,553	9,334
Tredegar Corporation	2,580	43,679
Trinseo SA	5,774	143,830
Tronox Holdings plc Class A	5,964	53,437
Venator Materials plc †	1,966	4,227

		3,966,037

Construction Materials: 0.10%
Forterra Incorporated †	4,011	53,146
Summit Materials Incorporated Class A †	8,424	125,433
United States Lime & Minerals Incorporated	126	11,608
US Concrete Incorporated †	967	25,809

		215,996

Containers & Packaging: 0.20%
Ardagh Group SA	1,012	15,403
Greif Incorporated Class A	7,060	260,161
Greif Incorporated Class B	81	3,323
Myers Industries Incorporated	5,190	79,407
O-I Glass Incorporated	2,254	24,524
Ranpak Holdings Corporation †	1,738	15,538
UFP Technologies Incorporated †	801	33,009

		431,365

Metals & Mining: 1.32%
Alcoa Corporation †	6,500	95,030
Allegheny Technologies Incorporated †	10,199	84,958
Arconic Corporation †	5,372	119,527
Caledonia Mining Corporation plc	5,478	99,590
Carpenter Technology Corporation	6,472	136,106
Cleveland Cliffs Incorporated	4,702	30,939
Coeur D’alene Mines Corporation †	12,584	106,461
Commercial Metals Company	25,052	522,835
Compass Minerals International Incorporated	5,978	340,328
Gold Resource Corporation	5,987	23,828
Haynes International Incorporated	720	13,493
Hecla Mining Company	62,686	377,370
Kaiser Aluminum Corporation	1,844	118,532
Materion Corporation	2,850	155,582
Olympic Steel Incorporated	9,170	100,870
Ryerson Holding Corporation †	10,845	59,756
Schnitzer Steel Industries Incorporated Class A	1,716	33,874
Synalloy Corporation †	441	2,783
Universal Stainless & Alloy Products Incorporated †	407	2,735
Warrior Met Coal Incorporated	15,479	239,460
Worthington Industries Incorporated	6,701	278,293

		2,942,350

Paper & Forest Products: 0.46%
Boise Cascade Company	7,718	353,484
Clearwater Paper Corporation †	2,547	85,732
Domtar Corporation	3,012	85,902
Louisiana-Pacific Corporation	5,642	185,847

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  37

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Paper & Forest Products (continued)
Neenah Incorporated	1,376	$60,929
PH Glatfelter Company	2,455	36,800
Schweitzer-Mauduit International Incorporated	5,199	157,686
Verso Corporation Class A	4,963	65,065

		1,031,445

Real Estate: 6.55%

Equity REITs: 5.88%
Acadia Realty Trust	6,417	72,769
Agree Realty Corporation	4,143	277,250
Alexander & Baldwin Incorporated	832	10,076
Alexander’s Incorporated	120	30,608
Alpine Income Property Trust REIT	2,901	42,094
American Assets Trust Incorporated	3,077	78,617
American Finance Trust Incorporated	13,038	89,115
Apple Hospitality REIT Incorporated	11,057	112,450
Armada Hoffler Properties Incorporated	3,835	38,734
Ashford Hospitality Trust REIT	470	1,448
Bluerock Residential Growth REIT Incorporated	1,051	7,788
Braemar Hotels & Resorts Incorporated REIT	1,655	3,955
Brandywine Realty Trust	9,011	100,292
Brookfield Property REIT Incorporated Class A	2,950	34,014
BRT Apartments Corporation REIT	1,320	17,622
CareTrust REIT Incorporated	9,565	185,274
Cedar Shopping Centers Incorporated	3,174	2,667
Chatham Lodging Trust	3,688	25,521
CIM Commercial Trust Corporation REIT	568	5,867
Clipper Realty Incorporated	1,690	11,272
Columbia Property Trust Incorporated	3,323	39,211
Community Healthcare Trust Incorporated	2,747	128,285
CoreCivic Incorporated	31,950	297,455
CorEnergy Infrastructure Trust Incorporated	661	5,909
DiamondRock Hospitality Company	14,622	77,497
Easterly Government Properties Incorporated	11,610	280,846
EastGroup Properties Incorporated	2,803	373,247
Empire State Realty Trust Incorporated Class A	9,707	61,154
Essential Properties Realty Trust Incorporated	11,459	194,459
Farmland Partners REIT Incorporated	12,230	81,819
Four Corners Property Trust Incorporated	13,441	339,385
Franklin Street Properties Corporation	11,472	50,821
Front Yard Residential Corporation REIT	2,408	23,478
Getty Realty Corporation	7,192	210,654
Gladstone Commercial Corporation	1,894	37,141
Gladstone Land REIT Corporation	1,492	23,484
Global Medical REIT Incorporated	3,223	41,222
Global Net Lease Incorporated	10,568	184,940
Healthcare Realty Trust Incorporated	8,323	240,119
Hersha Hospitality Trust Class A	5,878	37,796
Independence Realty Trust Incorporated	15,403	180,369
Industrial Logistics Properties Trust	8,449	182,245
Innovative Industrial Properties Incorporated	1,817	223,655
Investors Real Estate Trust	3,900	277,290
iStar Financial Incorporated	5,555	68,771
Jernigan Capital Incorporated	1,015	17,499
Kite Realty Group Trust	11,271	126,686
Lexington Corporate Properties Trust	25,840	293,801

The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value

Equity REITs (continued)
LTC Properties Incorporated	10,355	$377,854
Mack-Cali Realty Corporation	4,421	55,837
Monmouth Real Estate Investment Corporation	8,968	130,126
National Health Investors Incorporated	5,101	317,537
National Storage Affiliates Trust	8,588	294,654
New Senior Investment Group Incorporated	3,836	16,802
New York REIT Liquidating LLC †(a)‡	4,209	67,578
NexPoint Residential Trust Incorporated	5,348	221,407
Office Properties Income Trust	8,239	196,418
One Liberty Properties Incorporated	3,027	57,997
Outfront Media Incorporated	7,401	125,299
Paramount Group Incorporated	10,554	78,100
Park Hotels & Resorts Incorporated	12,094	114,772
Pebblebrook Hotel Trust	15,180	191,572
Pennsylvania REIT	3,090	3,399
Physicians Realty Trust	12,526	227,347
Piedmont Office Realty Trust Incorporated Class A	20,856	319,305
Plymouth Industrial Incorporated	1,271	16,968
Postal Realty Trust Incorporated Class A	261	3,967
PotlatchDeltic Corporation	9,490	436,920
Preferred Apartment Communities Incorporated Class A	2,351	15,517
PS Business Parks Incorporated	1,358	171,380
QTS Realty Trust Incorporated Class A	5,014	340,049
Retail Opportunity Investment Corporation	16,886	187,941
Retail Properties of America Incorporated Class A	23,970	151,251
Retail Value Incorporated	7,834	99,570
RLJ Lodging Trust	23,663	223,379
RPT Realty	13,578	79,567
Ryman Hospitality Properties Incorporated	6,297	240,294
Sabra Health Care REIT Incorporated	17,251	255,832
Safehold Incorporated REIT	1,779	98,681
Saul Centers Incorporated	584	16,364
Service Properties Trust	6,696	54,974
SITE Centers Corporation	23,094	173,436
Spirit MTA REIT (a)	6,981	0
STAG Industrial Incorporated	8,193	264,634
Summit Hotel Properties Incorporated	19,449	114,555
Sunstone Hotel Investors Incorporated	14,866	123,834
Tanger Factory Outlet Centers Incorporated	5,909	33,622
Taubman Centers Incorporated	3,763	144,123
Terreno Realty Corporation	3,901	232,656
The Geo Group Incorporated	16,854	188,091
The Macerich Company	17,158	136,063
UMH Properties Incorporated	3,015	43,838
Uniti Group Incorporated	25,569	251,088
Universal Health Realty Income Trust	2,978	198,692
Urban Edge Properties	23,231	245,319
Urstadt Biddle Properties Incorporated	13,695	127,364
Washington Prime Group Incorporated	6,818	4,636
Washington REIT	8,338	182,936
Weingarten Realty Investors	6,161	107,633
Whitestone REIT	7,276	46,785
Xenia Hotels & Resorts Incorporated	5,227	46,938

		13,101,572

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  39

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Real Estate Management & Development: 0.67%
Altisource Portfolio Solutions SA †	587	$6,615
CTO Realty Growth Incorporated	240	10,121
Cushman & Wakefield plc †	14,528	168,670
eXp World Holdings Incorporated †	3,298	146,695
Five Point Holdings LLC Class A †	2,622	13,634
Forestar Group Incorporated †	978	17,379
FRP Holdings Incorporated †	292	11,995
Kennedy Wilson Holdings Incorporated	17,566	251,018
Marcus & Millichap Incorporated †	3,270	92,247
Maui Land & Pineapple Company Incorporated †	287	3,346
Newmark Group Incorporated Class A	10,288	45,576
RE/MAX Holdings Incorporated Class A	4,226	148,502
Realogy Holdings Corporation	12,816	142,001
Redfin Corporation †	6,623	315,056
The RMR Group Incorporated Class A	2,284	64,454
The St. Joe Company †	2,483	57,630

		1,494,939

Utilities: 2.56%

Electric Utilities: 0.53%
ALLETE Incorporated	1,762	95,078
Genie Energy Limited Class B	1,824	16,124
MGE Energy Incorporated	3,962	257,490
Otter Tail Corporation	4,501	174,864
PNM Resources Incorporated	4,138	180,748
Portland General Electric Company	6,015	229,472
Spark Energy Incorporated Class A	24,921	229,024

		1,182,800

Gas Utilities: 0.75%
Brookfield Infrastructure Corporation Class A	2,817	140,625
Chesapeake Utilities Corporation	3,231	264,296
New Jersey Resources Corporation	4,351	131,139
Northwest Natural Holding Company	4,152	212,209
ONE Gas Incorporated	4,525	335,393
RGC Resources Incorporated	1,472	34,327
South Jersey Industries Incorporated	6,321	140,010
Southwest Gas Holdings Incorporated	3,468	218,033
Spire Incorporated	2,864	166,713
Star Group LP	2,201	21,570

		1,664,315

Independent Power & Renewable Electricity Producers: 0.45%
Brookfield Renewable Corporation Class A	1,336	68,029
Clearway Energy Incorporated Class A	9,172	221,504
Clearway Energy Incorporated Class C	13,918	355,048
Ormat Technologies Incorporated	6,081	370,150

		1,014,731

Multi-Utilities: 0.34%
Avista Corporation	5,450	200,887
Black Hills Corporation	4,666	261,669
Northwestern Corporation	4,429	228,714
Unitil Corporation	1,573	66,381

		757,651

The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

			Shares	Value
Water Utilities: 0.49%
American States Water Company			3,147	$239,424
Artesian Resources Corporation Class A			1,062	37,372
Cadiz Incorporated †			1,246	13,033
California Water Service Group			5,537	251,048
Consolidated Water Company			3,025	36,391
Global Water Resources Incorporated			886	9,790
Middlesex Water Company			2,535	162,570
Pure Cycle Corporation †			1,250	12,200
SJW Corporation			2,922	182,713
York Water Company			3,211	146,454

				1,090,995

Total Common Stocks (Cost $192,695,021)				216,640,783

		Expiration date
Rights: 0.00%

Financials: 0.00%

Thrifts & Mortgage Finance: 0.00%
NewStar Financial Incorporated †(a)		12-26-2027	9,129	0

Health Care: 0.00%

Pharmaceuticals: 0.00%
Elanco Animal Health Incorporated †(a)		12-31-2021	8,956	0

Total Rights (Cost $225)				0

Warrants: 0.00%

Energy: 0.00%

Energy Equipment & Services: 0.00%
Parker Drilling Company †(a)		9-16-2024	373	0

Oil, Gas & Consumable Fuels: 0.00%
Battalion Oil Corporation †(a)		10-8-2022	375	0
Battalion Oil Corporation †(a)		10-8-2022	300	0
Battalion Oil Corporation †(a)		10-8-2022	482	0

				0

Total Warrants (Cost $0)				0

	Yield
Short-Term Investments: 4.03%

Investment Companies: 4.03%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.06%		8,970,027	8,970,027

Total Short-Term Investments (Cost $8,970,027)				8,970,027

Total investments in securities (Cost $201,665,273)	101.27%	225,610,810

Other assets and liabilities, net	(1.27)	(2,827,022)

Total net assets	100.00%	$222,783,788

The accompanying notes are an integral part of these financial statements.

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Portfolio of investments—August 31, 2020 (unaudited)

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

E-Mini Russell 2000 Index	70	9-18-2020	$5,328,379	$5,464,550	$136,171	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$6,867,519	$74,456,859	$(72,354,351)	$0	$0	$12,833	$8,970,027	4.03%

The accompanying notes are an integral part of these financial statements.

42  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Statement of assets and liabilities—August 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $192,695,246)	$216,640,783
Investments in affiliated securities, at value (cost 8,970,027)	8,970,027
Segregated cash for futures contracts	543,440
Receivable for investments sold	192,179
Receivable for dividends	165,045

Total assets	226,511,474

Liabilities
Payable for investments purchased	3,552,251
Payable for daily variation margin on open futures contracts	50,400
Advisory fee payable	17,650
Trustees’ fees and expenses payable	1,876
Accrued expenses and other liabilities	105,509

Total liabilities	3,727,686

Total net assets	$222,783,788

The accompanying notes are an integral part of these financial statements.

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Statement of operations—six months ended August 31, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $1,442)	$1,837,549
Income from affiliated securities	12,833

Total investment income	1,850,382

Expenses
Advisory fee	161,740
Custody and accounting fees	28,176
Professional fees	22,488
Shareholder report expenses	3,881
Trustees’ fees and expenses	9,898
Other fees and expenses	10,544

Total expenses	236,727
Less: Fee waivers and/or expense reimbursements	(61,642)

Net expenses	175,085

Net investment income	1,675,297

Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(18,515,674)
Futures contracts	(729,694)

Net realized losses on investments	(19,245,368)

Net change in unrealized gains (losses) on
Unaffiliated securities	27,662,928
Futures contracts	1,166,422

Net change in unrealized gains (losses) on investments	28,829,350

Net realized and unrealized gains (losses) on investments	9,583,982

Net increase in net assets resulting from operations	$11,259,279

The accompanying notes are an integral part of these financial statements.

44  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Statement of changes in net assets

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020

Operations
Net investment income	$1,675,297	$3,637,096
Net realized gains (losses) on investments	(19,245,368)	7,452,037
Net change in unrealized gains (losses) on investments	28,829,350	(23,775,422)

Net increase (decrease) in net assets resulting from operations	11,259,279	(12,686,289)

Capital transactions
Transactions in investors’ beneficial interests
Contributions	66,820,820	31,716,956
Withdrawals	(84,863,556)	(67,498,202)

Net decrease in net assets resulting from capital transactions	(18,042,736)	(35,781,246)

Total decrease in net assets	(6,783,457)	(48,467,535)

Net assets
Beginning of period	229,567,245	278,034,780

End of period	$222,783,788	$229,567,245

The accompanying notes are an integral part of these financial statements.

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Financial highlights

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28
			2019	2018[1]
Total return[2]	3.00%	(5.94)%	7.05%	8.75%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.23%	0.21%	0.19%
Net expenses	0.16%	0.18%	0.19%	0.19%
Net investment income	1.55%	1.35%	1.29%	1.23%
Supplemental data
Portfolio turnover rate	62%	40%	37%	85%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

46  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio (formerly, Wells Fargo Factor Enhanced Small Cap Portfolio) (the “Portfolio”) which is a diversified series of the Trust.

Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Investment Company Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

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Notes to financial statements (unaudited)

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2020, the aggregate cost of all investments for federal income tax purposes was $207,859,215 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$37,183,201

Gross unrealized losses	(19,295,435)

Net unrealized gains	$17,887,766

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

48  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$5,904,670	$0	$39,458	$5,944,128

Consumer discretionary	28,077,215	0	0	28,077,215

Consumer staples	7,911,017	0	0	7,911,017

Energy	5,722,076	0	0	5,722,076

Financials	35,495,680	0	0	35,495,680

Health care	43,777,652	0	0	43,777,652

Industrials	31,463,238	0	0	31,463,238

Information technology	29,355,581	0	0	29,355,581

Materials	8,587,193	0	0	8,587,193

Real estate	14,528,933	0	67,578	14,596,511

Utilities	5,710,492	0	0	5,710,492

Rights

Financials	0	0	0	0

Health Care	0	0	0	0

Warrants

Energy	0	0	0	0

Short-term investments

Investment companies	8,970,027	0	0	8,970,027

	225,503,774	0	107,036	225,610,810

Futures contracts	136,171	0	0	136,171

Total assets	$225,639,945	$0	$107,036	$225,746,981

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended August 31, 2020, the Portfolio had no material transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $5 billion	0.15%

Next $5 billion	0.13

Over $10 billion	0.11

For the six months ended August 31, 2020, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.

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Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2020 were $130,005,440 and $140,010,841, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2020, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $9,185,735 in long futures contracts during the six months ended August 31, 2020.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended August 31, 2020, there were no borrowings by the Portfolio under the agreement.

8. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

50  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT, ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Emerging Markets Bond Fund, Wells Fargo High Yield Corporate Bond Fund, Wells Fargo International Government Bond Fund, Wells Fargo U.S. Core Bond Fund, Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Equity Portfolio, Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, Wells Fargo International Government Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at a meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board of Funds Trust, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of Funds Trust identified in the table below (individually, an “Index Fund” and collectively, the “Index Funds”) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”).

Index Funds

Wells Fargo Emerging Markets Bond Fund

Wells Fargo High Yield Corporate Bond Fund

Wells Fargo International Government Bond Fund

Wells Fargo U.S. Core Bond Fund

In addition, the Funds Trust Board reviewed and approved an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”) for the U.S. Core Bond Fund (the “Core Bond Fund Sub-Advisory Agreement”).

At the Meeting, the Board of Master Trust, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved for each of the portfolios of Master Trust identified in the table below (individually, a “Master Portfolio” and collectively, the “Master Portfolios”): (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management; and (ii) an investment sub-advisory agreement (each, a “Master Portfolio Sub-Advisory Agreement”, and collectively, the “Master Portfolio Sub-Advisory Agreements”) with the sub-adviser(s) identified in the chart below (each, a “Sub-Adviser”, and collectively, the “Sub-Advisers”) for the corresponding Master Portfolio identified.

Master Portfolios	Sub-Advisers

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio	WellsCap

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	WellsCap

Wells Fargo Emerging Markets Bond Portfolio	Wells Fargo Asset Management (International), Limited (“WFAM International”))

Wells Fargo Factor Enhanced International Equity Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Large Cap Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Small Cap Portfolio	WellsCap

Wells Fargo International Government Bond Portfolio	WFAM International

Wells Fargo Investment Grade Corporate Bond Portfolio	WellsCap

Wells Fargo High Yield Corporate Bond Portfolio	WellsCap

Wells Fargo Strategic Retirement Bond Portfolio	WellsCap

Wells Fargo U.S. REIT Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  55

Other information (unaudited)

The Index Funds and the Master Portfolios are collectively referred to as the “Funds.” The Management Agreement, the Core Bond Fund Sub-Advisory Agreement, the Master Portfolio Advisory Agreement and the Master Portfolio Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

The Boards noted that each of the Index Funds is a feeder fund that invests all of its assets in its corresponding Master Portfolio, with the exception of the U.S. Core Bond Fund, which invests in multiple Master Portfolios. Information provided to the Boards regarding the Index Funds is also applicable to the Master Portfolios identified above, as relevant.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board of Funds Trust unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Board of Master Trust unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers under each of the Advisory Agreements was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Advisory Agreements, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, and a summary of investments made in the business of WFAM. The Boards also received a description of Funds Management’s and the Sub-Advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Boards also received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Boards also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board of Master Trust noted that each of the Master Portfolios replicates the performance of a proprietary index provided by an affiliate of Funds Management, except that the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, and the Wells Fargo Strategic Retirement Bond Portfolio track the performance of third-party indexes. The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

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Other information (unaudited)

Fund investment performance and expenses

The Boards considered the investment performance results for each of the Master Portfolios for the one-year period ended December 31, 2019. The Boards also considered more current results for the one-year period ended March 31, 2020. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Master Portfolios (each, a “Universe”), and in comparison to each Master Portfolio’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Boards noted the short performance history of the Master Portfolios. For the one-year period ended December 31, 2019, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe; and (ii) the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe. For the one-year period ended March 31, 2020, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe, and (ii) the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe.

The Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index for the one-year period ended December 31, 2019, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo U.S. REIT Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo International Government Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark. For the one-year period ended March 31, 2020, the Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo U.S. REIT Portfolio, the Wells Fargo Investment Grade Corporate Bond Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than, equal to or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo International Government Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark.

The Boards received information concerning, and discussed factors contributing to, the underperformance of certain Master Portfolios, relative to the Universe and benchmark index, for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

The Board of Funds Trust took note of the investment performance of the Master Portfolios in the context of reviewing the investment performance of the Index Funds. The Board of Funds Trust also received and considered information regarding the “zero fee and expense” structure of each Index Fund. Specifically, the Funds Trust Board noted that each Index Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees,

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  57

Other information (unaudited)

Rule 12b-1 fees, and other fees, are zero. The Funds Trust Board also noted that Funds Management assumes and pays or reimburses all of the ordinary operating expenses of each Index Fund, including acquired fund fees and expenses, pursuant to an agreement with each of the Index Funds (the “Fee and Expense Agreement”). The Funds Trust Board further noted that Funds Management receives a fee from Wells Fargo Wealth and Investment Management (“WIM”) pursuant to an intercompany agreement equal to the Master Portfolio fees and expenses absorbed by Funds Management through its Fee and Expense Agreement with each of the Index Funds.

With respect to the Master Portfolios, the Board of Master Trust received and considered information regarding the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Funds (the “Groups”). The Boards received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.

The Boards took into account the Funds’ expense information and the Master Portfolios’ performance information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Board of Funds Trust reviewed and considered that the contractual investment management fee rate payable by each Index Fund to Funds Management for investment management services zero, and also reviewed and considered that each Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of each Fund, including acquired fund fees and expenses, under the Fee and Expense Agreement. The Board of Funds Trust also reviewed and considered that the contractual investment sub-advisory fee rate payable by Funds Management to WellsCap for investment sub-advisory services for the U.S. Core Bond Fund is also zero.

The Board of Master Trust reviewed and considered the contractual fee rates payable by the Master Portfolios to Funds Management under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Board of Master Trust also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

The Board of Master Trust reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Groups at a common asset level. The Board of Master Trust noted that the Advisory Agreement Rates of each Master Portfolio were lower than or equal to the median rate for such Master Portfolio’s expense Groups.

The Boards also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Boards ascribed limited relevance to the allocation of fees between them.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Fund Trust determined that the compensation received by Funds Management from WIM pursuant to the intercompany agreement, and the absence of compensation payable by the Funds to Funds Management pursuant to the Management Agreement or to WellsCap pursuant to the Core Bond Fund Sub-Advisory Agreement, was reasonable. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Master Trust determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates for each Master Portfolio were reasonable.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Boards noted that the Sub-Advisers’ profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

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Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Boards did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent them from approving the continuation of the Advisory Agreements.

Economies of scale

The Boards received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Boards noted the existence of breakpoints in the each Master Portfolio’s advisory fee structure and each Index Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Funds in relation to such breakpoints. The Boards considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Boards concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers was reasonable.

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Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including each Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined as the risk that a Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), each Portfolio’s investment adviser, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting any Portfolio were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.

60  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

Semi-Annual Report

August 31, 2020

Wells Fargo

High Yield Corporate Bond Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo High Yield Corporate Bond Portfolio  |  1

Portfolio information (unaudited)

Investment objective

The Portfolio seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Manjunath Boraiah†

Janet S. Rilling, CFA®‡, CPA

Michael J. Schueller, CFA®‡

Ten largest holdings (%) as of August 31, 2020[1]

New Red Finance Incorporated, 5.00%, 10-15-2025	0.73

Apache Corporation, 5.10%, 9-1-2040	0.69

Calpine Corporation, 5.00%, 2-1-2031	0.69

Post Holdings Incorporated, 5.75%, 3-1-2027	0.64

EQT Corporation, 7.88%, 2-1-2025	0.63

Deutsche Bank AG, 4.88%, 12-1-2032	0.62

L Brands Incorporated, 6.88%, 11-1-2035	0.62

International Game Technology plc, 6.25%, 1-15-2027	0.60

Uniti Group Incorporated, 8.25%, 10-15-2023	0.60

Ball Corporation, 4.88%, 3-15-2026	0.60

Credit quality as of August 31, 2020[2]

†	Mr. Boraiah became a portfolio manager of the Portfolio on August 28, 2020.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[2]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the affiliated master portfolio and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the affiliated master portfolio. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

2  |  Wells Fargo High Yield Corporate Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes: 80.61%

Communication Services: 11.90%

Diversified Telecommunication Services: 1.74%
CenturyLink Incorporated	5.80%	3-15-2022	$240,000	$250,780
CenturyLink Incorporated	6.75	12-1-2023	800,000	886,008
Level 3 Financing Incorporated	5.25	3-15-2026	900,000	938,340
Level 3 Financing Incorporated	5.38	1-15-2024	200,000	202,250
Zayo Group LLC 144A	4.00	3-1-2027	900,000	889,875

				3,167,253

Entertainment: 1.07%
AMC Entertainment Holdings Incorporated 144A	12.00	6-15-2026	195,000	72,189
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	800,000	786,080
Netflix Incorporated	4.88	4-15-2028	220,000	254,650
Netflix Incorporated	5.50	2-15-2022	800,000	842,000

				1,954,919

Interactive Media & Services: 0.29%
Match Group Incorporated 144A	5.00	12-15-2027	500,000	533,125

Media: 7.12%
AMC Networks Incorporated	4.75	8-1-2025	300,000	310,500
CCO Holdings LLC 144A	4.00	3-1-2023	800,000	811,000
CCO Holdings LLC 144A	5.88	5-1-2027	300,000	315,375
Clear Channel Worldwide Holdings Incorporated 144A	9.25	2-15-2024	540,000	529,200
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	213,292
CSC Holdings LLC 144A	5.75	1-15-2030	900,000	981,000
Diamond Sports Group LLC 144A	5.38	8-15-2026	1,080,000	842,400
DISH DBS Corporation	5.00	3-15-2023	1,000,000	1,035,000
DISH DBS Corporation	5.88	7-15-2022	200,000	211,100
DISH DBS Corporation	5.88	11-15-2024	200,000	211,395
Gray Television Incorporated 144A	5.88	7-15-2026	200,000	207,500
Gray Television Incorporated 144A	7.00	5-15-2027	570,000	618,450
Grubhub Holdings Incorporated 144A	5.50	7-1-2027	400,000	418,500
iHeartCommunications Incorporated	6.38	5-1-2026	340,000	353,600
iHeartCommunications Incorporated	8.38	5-1-2027	1,000,000	1,005,000
Lamar Media Corporation	5.00	5-1-2023	100,000	101,125
Meredith Corporation	6.88	2-1-2026	200,000	173,738
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	600,000	633,000
Outfront Media Capital Corporation 144A	4.63	3-15-2030	200,000	193,500
QVC Incorporated	4.75	2-15-2027	800,000	851,256
Sinclair Television Group Incorporated 144A	5.50	3-1-2030	200,000	195,440
Sirius XM Radio Incorporated 144A	4.63	7-15-2024	700,000	728,000
Sirius XM Radio Incorporated 144A	5.00	8-1-2027	300,000	318,204
Tegna Incorporated 144A	4.63	3-15-2028	900,000	909,000
Univision Communications Incorporated 144A	5.13	2-15-2025	800,000	805,000

				12,971,575

Wireless Telecommunication Services: 1.68%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	800,000	826,000
Sprint Capital Corporation	6.88	11-15-2028	200,000	255,848
Sprint Corporation	7.88	9-15-2023	900,000	1,046,813
T-Mobile USA Incorporated	4.50	2-1-2026	900,000	929,079

				3,057,740

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio  |  3

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer Discretionary: 15.64%

Auto Components: 2.66%
Adient US LLC 144A	9.00%	4-15-2025	$500,000	$555,000
Allison Transmission Incorporated 144A	5.00	10-1-2024	600,000	606,018
Allison Transmission Incorporated 144A	5.88	6-1-2029	200,000	219,000
American Axle & Manufacturing Incorporated	6.25	3-15-2026	910,000	927,497
Clarios Global LP 144A	6.25	5-15-2026	940,000	996,988
Dana Incorporated	5.63	6-15-2028	610,000	643,550
Goodyear Tire & Rubber Company	5.13	11-15-2023	900,000	902,259

				4,850,312

Automobiles: 0.96%
Ford Motor Company	4.75	1-15-2043	330,000	305,663
Ford Motor Company	8.50	4-21-2023	800,000	884,324
Ford Motor Company	9.00	4-22-2025	300,000	351,080
Tesla Incorporated 144A	5.30	8-15-2025	200,000	207,776

				1,748,843

Commercial Services & Supplies: 0.75%
Aramark Services Incorporated 144A	5.00	2-1-2028	530,000	530,663
Aramark Services Incorporated	4.75	6-1-2026	300,000	298,257
Verscend Technologies Incorporated 144A	9.75	8-15-2026	500,000	542,500

				1,371,420

Diversified Consumer Services: 0.68%
Prime Security Services Borrower LLC 144A	5.25	4-15-2024	960,000	1,017,600
Service Corporation International	4.63	12-15-2027	200,000	215,500

				1,233,100

Hotels, Restaurants & Leisure: 5.44%
Boyd Gaming Corporation	4.75	12-1-2027	800,000	797,000
Boyd Gaming Corporation	6.00	8-15-2026	200,000	209,750
Caesars Resort Collection LLC 144A	5.25	10-15-2025	200,000	191,474
Caesars Resort Collection LLC 144A	5.75	7-1-2025	790,000	827,525
Cedar Fair LP	5.25	7-15-2029	200,000	193,824
Cedar Fair LP	5.38	4-15-2027	700,000	696,073
Golden Nugget Incorporated 144A	6.75	10-15-2024	300,000	256,500
Hilton Domestic Operating Company	4.25	9-1-2024	200,000	200,250
Hilton Domestic Operating Company	4.88	1-15-2030	600,000	618,000
KFC Holding Company 144A	5.00	6-1-2024	300,000	309,534
MGM Resorts International	4.63	9-1-2026	154,000	156,695
MGM Resorts International	6.75	5-1-2025	700,000	749,000
Scientific Games International Incorporated 144A	7.25	11-15-2029	200,000	198,044
Scientific Games International Incorporated 144A	8.25	3-15-2026	700,000	721,091
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	193,940
Wyndham Destinations Incorporated	4.25	3-1-2022	200,000	201,944
Wyndham Destinations Incorporated 144A	4.63	3-1-2030	780,000	733,200
Wynn Las Vegas LLC 144A	5.25	5-15-2027	1,000,000	974,000
Wynn Las Vegas LLC 144A	5.50	3-1-2025	200,000	198,000
Wynn Resorts Finance LLC 144A	5.13	10-1-2029	600,000	585,000
Yum! Brands Incorporated 144A	7.75	4-1-2025	800,000	893,000

				9,903,844

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo High Yield Corporate Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household Durables: 1.70%
Lennar Corporation	4.13%	1-15-2022	$800,000	$818,000
Lennar Corporation	4.50	4-30-2024	300,000	321,750
Newell Brands Incorporated	4.35	4-1-2023	290,000	306,675
Newell Brands Incorporated	6.00	4-1-2046	700,000	787,500
PulteGroup Incorporated	5.50	3-1-2026	200,000	229,756
Toll Brothers Finance Corporation	5.88	2-15-2022	600,000	625,500

				3,089,181

Household Products: 0.33%
Avon International Operations Incorporated 144A	7.88	8-15-2022	600,000	607,272

Leisure Products: 0.75%
Mattel Incorporated 144A	5.88	12-15-2027	700,000	761,320
Mattel Incorporated 144A	6.75	12-31-2025	200,000	212,250
Sabre Global Corporation 144A	5.25	11-15-2023	400,000	397,000

				1,370,570

Multiline Retail: 0.40%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	800,000	732,000

Specialty Retail: 1.77%
ABC Supply Company Incorporated 144A	4.00	1-15-2028	200,000	206,000
L Brands Incorporated	6.88	11-1-2035	1,100,000	1,124,970
PetSmart Incorporated 144A	7.13	3-15-2023	200,000	201,478
PetSmart Incorporated 144A	8.88	6-1-2025	700,000	726,600
Staples Incorporated 144A	7.50	4-15-2026	210,000	186,942
The Gap Incorporated 144A	8.63	5-15-2025	700,000	781,375

				3,227,365

Textiles, Apparel & Luxury Goods: 0.20%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	210,000
Wolverine World Wide Incorporated 144A	8.50	11-15-2024	200,000	154,000

				364,000

Consumer Staples: 3.97%

Food & Staples Retailing: 1.07%
Albertsons Companies Incorporated 144A	4.63	1-15-2027	940,000	993,242
Albertsons Companies Incorporated	6.63	6-15-2024	500,000	516,100
Albertsons Companies Incorporated 144A	7.50	3-15-2026	200,000	223,460
Performance Food Group Company 144A	5.50	10-15-2027	200,000	208,500

				1,941,302

Food Products: 2.56%
B&G Foods Incorporated	5.25	9-15-2027	200,000	213,874
Kraft Foods Group Incorporated	5.00	6-4-2042	200,000	220,629
Kraft Heinz Foods Company	4.38	6-1-2046	400,000	408,476
Kraft Heinz Foods Company	4.63	1-30-2029	740,000	837,739
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	200,000	209,276
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	800,000	850,000
Post Holdings Incorporated 144A	5.50	12-15-2029	230,000	252,126
Post Holdings Incorporated 144A	5.75	3-1-2027	1,100,000	1,161,875
US Foods Incorporated 144A	5.88	6-15-2024	500,000	507,500

				4,661,495

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio  |  5

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco: 0.34%
Vector Group Incorporated 144A	10.50%	11-1-2026	$600,000	$623,526

Energy: 11.77%

Energy Equipment & Services: 0.22%
Hilcorp Energy Company 144A	5.75	10-1-2025	200,000	188,000
USA Compression Partners LP	6.88	4-1-2026	200,000	206,000

				394,000

Oil, Gas & Consumable Fuels: 11.55%
Antero Midstream Partners LP 144A	5.75	1-15-2028	200,000	176,790
Antero Resources Corporation	5.00	3-1-2025	900,000	620,190
Apache Corporation	5.10	9-1-2040	1,300,000	1,264,497
Buckeye Partners LP	4.15	7-1-2023	1,000,000	1,000,000
Buckeye Partners LP	5.85	11-15-2043	200,000	194,116
Callon Petroleum Company	6.13	10-1-2024	500,000	163,281
Callon Petroleum Company	6.25	4-15-2023	500,000	176,885
Cheniere Energy Partners LP	4.50	10-1-2029	800,000	831,656
Cheniere Energy Partners LP	5.25	10-1-2025	200,000	204,648
Continental Resources Incorporated	3.80	6-1-2024	250,000	246,490
Continental Resources Incorporated	4.50	4-15-2023	700,000	704,375
Crestwood Midstream Partners LP	6.25	4-1-2023	700,000	689,353
CrownRock LP 144A	5.63	10-15-2025	200,000	198,000
CVR Energy Incorporated 144A	5.25	2-15-2025	560,000	529,676
DCP Midstream Operating LP	3.88	3-15-2023	200,000	202,500
DCP Midstream Operating LP (3 Month LIBOR +3.85%) 144A±	5.85	5-21-2043	800,000	619,000
EnLink Midstream Partners LP	4.15	6-1-2025	700,000	623,854
EnLink Midstream Partners LP	5.45	6-1-2047	350,000	228,830
EQM Midstream Partners LP	4.75	7-15-2023	1,000,000	1,019,010
EQT Corporation	7.88	2-1-2025	1,000,000	1,147,930
Genesis Energy Company	6.25	5-15-2026	210,000	177,530
Genesis Energy Company	6.50	10-1-2025	700,000	605,290
Gulfport Energy Corporation	6.38	1-15-2026	900,000	526,500
Moss Creek Resources Holdings Incorporated 144A	10.50	5-15-2027	1,000,000	708,180
Murphy Oil Corporation	6.88	8-15-2024	200,000	203,060
Nabors Industries Incorporated	5.75	2-1-2025	200,000	57,500
NuStar Logistics LP	6.00	6-1-2026	600,000	627,942
Oasis Petroleum Incorporated	6.88	3-15-2022	190,000	36,931
Occidental Petroleum Corporation	2.70	2-15-2023	800,000	769,392
Occidental Petroleum Corporation	4.30	8-15-2039	1,000,000	770,000
Parsley Energy LLC 144A	5.63	10-15-2027	500,000	517,500
Peabody Energy Corporation 144A	6.38	3-31-2025	200,000	67,000
Range Resources Corporation	4.88	5-15-2025	200,000	186,500
SM Energy Company	6.75	9-15-2026	200,000	98,000
Southwestern Energy Company	7.50	4-1-2026	700,000	703,500
Southwestern Energy Company	7.75	10-1-2027	200,000	204,520
Sunoco LP	4.88	1-15-2023	210,000	213,425
Sunoco LP	6.00	4-15-2027	700,000	745,143
Tallgrass Energy Partners LP 144A	5.50	1-15-2028	200,000	183,000
Targa Resources Partners LP	4.25	11-15-2023	200,000	201,256
Targa Resources Partners LP	5.13	2-1-2025	200,000	204,254
Targa Resources Partners LP	5.38	2-1-2027	610,000	629,825
Western Gas Partners LP	4.65	7-1-2026	610,000	623,725
Western Midstream Operating LP	5.05	2-1-2030	220,000	225,544
WPX Energy Incorporated	5.25	9-15-2024	900,000	917,550

				21,044,148

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo High Yield Corporate Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 4.21%

Banks: 0.11%
CIT Group Incorporated	5.00%	8-1-2023	$200,000	$211,760

Capital Markets: 1.20%
Banff Merger Subordinate Incorporated 144A	9.75	9-1-2026	800,000	853,080
MSCI Incorporated 144A	5.38	5-15-2027	500,000	539,858
MSCI Incorporated 144A	3.88	2-15-2031	490,000	517,563
MSCI Incorporated 144A	4.75	8-1-2026	260,000	270,400

				2,180,901

Consumer Finance: 1.39%
Curo Group Holdings Corporation 144A	8.25	9-1-2025	400,000	330,000
Navient Corporation	5.00	3-15-2027	530,000	511,906
Navient Corporation	5.88	10-25-2024	200,000	205,750
Navient Corporation	6.75	6-25-2025	200,000	208,500
OneMain Finance Corporation	5.63	3-15-2023	800,000	848,000
OneMain Finance Corporation	7.13	3-15-2026	370,000	424,573

				2,528,729

Diversified Financial Services: 0.35%
Refinitiv U.S Holdings Company 144A	6.25	5-15-2026	600,000	644,250

Insurance: 0.34%
Acrisure LLC 144A	7.00	11-15-2025	200,000	203,000
Genworth Holdings Incorporated	7.63	9-24-2021	200,000	204,500
HUB International Limited 144A	7.00	5-1-2026	200,000	207,500

				615,000

Mortgage REITs: 0.11%
Starwood Property Trust Incorporated	5.00	12-15-2021	200,000	203,000

Thrifts & Mortgage Finance: 0.71%
Nationstar Mortgage Holdings Incorporated 144A	9.13	7-15-2026	200,000	217,564
Quicken Loans Incorporated 144A	5.25	1-15-2028	200,000	213,251
Quicken Loans Incorporated 144A	5.75	5-1-2025	600,000	618,000
Radian Group Incorporated	6.63	3-15-2025	230,000	247,250

				1,296,065

Health Care: 5.73%

Health Care Equipment & Supplies: 0.11%
Hologic Incorporated 144A	4.38	10-15-2025	200,000	204,130

Health Care Providers & Services: 5.15%
Centene Corporation	4.75	1-15-2025	800,000	822,864
Centene Corporation 144A	5.25	4-1-2025	200,000	207,500
Community Health Systems Incorporated	6.25	3-31-2023	960,000	962,400
Community Health Systems Incorporated 144A	6.63	2-15-2025	400,000	408,000
Encompass Health Corporation	5.75	11-1-2024	116,000	116,579
Envision Healthcare Corporation 144A	8.75	10-15-2026	200,000	88,000
HCA Incorporated	5.88	5-1-2023	220,000	240,900
HCA Incorporated	5.88	2-15-2026	700,000	801,500
Lifepoint Health Incorporated 144A	6.75	4-15-2025	700,000	756,000
MEDNAX Incorporated 144A	6.25	1-15-2027	900,000	954,000
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	900,000	913,770

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio  |  7

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
MPT Operating Partnership LP	4.63%	8-1-2029	$1,000,000	$1,067,460
MPT Operating Partnership LP	5.00	10-15-2027	200,000	211,500
RegionalCare Hospital Partners 144A	9.75	12-1-2026	200,000	216,738
Tenet Healthcare Corporation	5.13	5-1-2025	300,000	306,000
Tenet Healthcare Corporation 144A	6.25	2-1-2027	220,000	231,000
Tenet Healthcare Corporation	8.13	4-1-2022	1,000,000	1,079,500

				9,383,711

Health Care Technology: 0.12%
IQVIA Incorporated 144A	5.00	5-15-2027	200,000	210,521

Life Sciences Tools & Services: 0.17%
Avantor Incorporated 144A	6.00	10-1-2024	300,000	314,250

Pharmaceuticals: 0.18%
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	300,000	330,000

Industrials: 7.39%

Aerospace & Defense: 2.10%
Signature Aviation US Holdings Incorporated 144A	4.00	3-1-2028	600,000	586,614
Spirit AeroSystems Holdings Incorporated	4.60	6-15-2028	1,000,000	785,000
SSL Robotics LLC 144A	9.75	12-31-2023	500,000	565,000
TransDigm Group Incorporated	6.38	6-15-2026	200,000	204,466
TransDigm Group Incorporated	6.50	7-15-2024	200,000	201,000
TransDigm Group Incorporated	6.50	5-15-2025	900,000	906,750
Triumph Group Incorporated 144A	6.25	9-15-2024	700,000	572,607

				3,821,437

Air Freight & Logistics: 0.41%
XPO Logistics Incorporated 144A	6.25	5-1-2025	700,000	747,250

Airlines: 0.79%
American Airlines Group Company 144A	5.00	6-1-2022	910,000	586,950
Delta Air Lines Incorporated	2.90	10-28-2024	700,000	642,775
Delta Air Lines Incorporated	3.80	4-19-2023	220,000	212,646

				1,442,371

Building Products: 0.36%
Builders FirstSource Incorporated 144A	6.75	6-1-2027	600,000	654,000

Commercial Services & Supplies: 0.66%
ADT Corporation	3.50	7-15-2022	700,000	717,178
ADT Corporation	4.13	6-15-2023	200,000	209,003
APTIM Corporation 144A	7.75	6-15-2025	200,000	102,000
West Corporation Company 144A	8.50	10-15-2025	200,000	177,063

				1,205,244

Construction & Engineering: 0.60%
AECOM	5.88	10-15-2024	700,000	779,625
United Rentals North America Incorporated	5.50	5-15-2027	300,000	320,955

				1,100,580

Electrical Equipment: 0.43%
Allied Universal Security Services 144A	9.75	7-15-2027	700,000	775,250

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo High Yield Corporate Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components: 0.51%
Wesco Distribution Incorporated Company 144A	7.13%	6-15-2025	$850,000	$934,091

Machinery: 0.56%
Navistar International Corporation 144A	6.63	11-1-2025	1,000,000	1,020,700

Road & Rail: 0.64%
Uber Technologies Incorporated 144A	7.50	9-15-2027	500,000	524,175
Uber Technologies Incorporated 144A	8.00	11-1-2026	600,000	635,754

				1,159,929

Trading Companies & Distributors: 0.33%
Beacon Escrow Corporation 144A	4.88	11-1-2025	200,000	198,274
FXI Holdings Incorporated 144A	7.88	11-1-2024	200,000	194,000
Herc Holdings Incorporated 144A	5.50	7-15-2027	200,000	209,500

				601,774

Information Technology: 3.58%

Communications Equipment: 0.83%
CommScope Incorporated 144A	6.00	3-1-2026	200,000	212,500
CommScope Incorporated 144A	8.25	3-1-2027	550,000	595,370
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	200,000	198,500
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	280,000	287,059
Viasat Incorporated 144A	5.63	4-15-2027	200,000	212,000

				1,505,429

Electronic Equipment, Instruments & Components: 0.53%
CDW LLC	4.25	4-1-2028	710,000	741,950
CDW LLC	5.50	12-1-2024	200,000	221,937

				963,887

IT Services: 0.12%
VeriSign Incorporated	5.25	4-1-2025	200,000	224,000

Semiconductors & Semiconductor Equipment: 0.29%
Qorvo Incorporated	4.38	10-15-2029	500,000	536,250

Software: 0.86%
CDK Global Incorporated 144A	5.25	5-15-2029	200,000	218,184
Open Text Corporation 144A	4.13	2-15-2030	900,000	933,093
Solera Finance Incorporated 144A	10.50	3-1-2024	200,000	209,750
SS&C Technologies Incorporated 144A	5.50	9-30-2027	200,000	214,220

				1,575,247

Technology Hardware, Storage & Peripherals: 0.95%
EMC Corporation	3.38	6-1-2023	760,000	784,700
NCR Corporation 144A	5.75	9-1-2027	200,000	210,000
Western Digital Corporation	4.75	2-15-2026	200,000	216,428
Xerox Corporation	4.13	3-15-2023	500,000	513,240

				1,724,368

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio  |  9

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 7.62%

Chemicals: 1.97%
Calumet Specialty Products Partners LP	7.63%	1-15-2022	$176,000	$174,240
Calumet Specialty Products Partners LP 144A	9.25	7-15-2024	324,000	344,655
CF Industries Incorporated	3.45	6-1-2023	900,000	935,739
CF Industries Incorporated	4.95	6-1-2043	200,000	236,000
Chemours Company	5.38	5-15-2027	700,000	703,500
Chemours Company	6.63	5-15-2023	200,000	200,998
Olin Corporation	5.00	2-1-2030	200,000	193,000
Olin Corporation	5.63	8-1-2029	600,000	600,000
Tronox Incorporated 144A	6.50	4-15-2026	200,000	205,932

				3,594,064

Construction Materials: 0.46%
Standard Industries Incorporated 144A	5.00	2-15-2027	300,000	313,257
Standard Industries Incorporated 144A	4.75	1-15-2028	500,000	526,250

				839,507

Containers & Packaging: 2.59%
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	200,000	208,076
Ball Corporation	4.88	3-15-2026	970,000	1,086,400
Ball Corporation	5.25	7-1-2025	200,000	226,654
Berry Global Incorporated 144A	4.88	7-15-2026	900,000	956,250
Berry Global Incorporated 144A	5.63	7-15-2027	200,000	211,500
Crown Americas Capital Corporation IV	4.50	1-15-2023	200,000	210,004
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	200,000	203,860
Mauser Packaging Solutions Holding Company 144A	5.50	4-15-2024	210,000	213,150
Mauser Packaging Solutions Holding Company 144A	7.25	4-15-2025	1,000,000	972,210
Reynolds Group Holding Limited 144A	5.13	7-15-2023	200,000	202,940
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	224,000

				4,715,044

Metals & Mining: 2.04%
Cleveland-Cliffs Incorporated	5.75	3-1-2025	200,000	186,000
Cleveland-Cliffs Incorporated 144A	6.75	3-15-2026	900,000	919,125
Freeport-McMoRan Incorporated	5.00	9-1-2027	700,000	740,688
Freeport-McMoRan Incorporated	5.40	11-14-2034	200,000	226,078
Kaiser Aluminum Corporation 144A	4.63	3-1-2028	560,000	553,907
Novelis Corporation 144A	4.75	1-30-2030	200,000	202,694
Novelis Corporation 144A	5.88	9-30-2026	700,000	731,360
United States Steel Corporation	6.88	8-15-2025	200,000	146,500

				3,706,352

Paper & Forest Products: 0.56%
Vertical US Newco Incorporated 144A	5.25	7-15-2027	980,000	1,020,425

Real Estate: 4.85%

Equity REITs: 4.16%
ESH Hospitality Incorporated 144A	5.25	5-1-2025	700,000	710,500
Iron Mountain Incorporated 144A	4.88	9-15-2029	600,000	623,400
Iron Mountain Incorporated 144A	5.00	7-15-2028	440,000	456,500
Iron Mountain Incorporated 144A	5.25	3-15-2028	260,000	273,489
iStar Incorporated	4.25	8-1-2025	200,000	194,000
iStar Incorporated	5.25	9-15-2022	700,000	710,010

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo High Yield Corporate Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
MGM Growth Properties Operating Partnership LP	4.50%	9-1-2026	$300,000	$315,000
SBA Communications Corporation	4.88	9-1-2024	1,000,000	1,027,200
Service Properties Trust Company	4.38	2-15-2030	1,100,000	951,500
Uniti Group Incorporated 144A	6.00	4-15-2023	200,000	202,050
Uniti Group Incorporated	8.25	10-15-2023	1,100,000	1,089,000
VICI Properties Incorporated 144A	4.25	12-1-2026	1,000,000	1,022,500

				7,575,149

Real Estate Management & Development: 0.58%
Icahn Enterprises Company	6.25	2-1-2022	300,000	303,375
Icahn Enterprises Company	5.25	5-15-2027	700,000	743,750

				1,047,125

Real Estate Management & Development: 0.11%
Realogy Group LLC 144A	9.38	4-1-2027	200,000	208,000

Utilities: 3.95%

Electric Utilities: 1.76%
DPL Incorporated 144A	4.13	7-1-2025	500,000	527,500
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	770,000	841,225
NRG Energy Incorporated 144A	5.25	6-15-2029	700,000	763,000
NRG Energy Incorporated	5.75	1-15-2028	200,000	217,500
PG&E Corporation	5.25	7-1-2030	720,000	718,157
Talen Energy Supply LLC	6.50	6-1-2025	200,000	139,250

				3,206,632

Gas Utilities: 0.26%
AmeriGas Partners LP	5.63	5-20-2024	200,000	218,354
Ferrellgas LP	6.75	6-15-2023	300,000	259,500

				477,854

Independent Power & Renewable Electricity Producers: 1.93%
Calpine Corporation 144A	5.00	2-1-2031	1,200,000	1,254,264
Calpine Corporation 144A	5.13	3-15-2028	230,000	241,500
Calpine Corporation 144A	5.25	6-1-2026	600,000	626,310
TerraForm Power Operating LLC 144A	4.75	1-15-2030	220,000	235,400
The AES Corporation	5.50	4-15-2025	200,000	206,017
Vistra Operations Company LLC 144A	5.63	2-15-2027	900,000	951,750

				3,515,241

Total Corporate Bonds and Notes (Cost $142,944,831)				146,866,507

Yankee Corporate Bonds and Notes: 17.03%

Communication Services: 4.14%

Diversified Telecommunication Services: 0.96%
Altice France SA 144A	7.38	5-1-2026	300,000	318,495
Telecom Italia Capital SpA 144A	5.30	5-30-2024	700,000	772,772
Telecom Italia Capital SpA	6.00	9-30-2034	200,000	243,000
Virgin Media Finance plc 144A	4.50	8-15-2030	390,000	410,573

				1,744,840

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio  |  11

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media: 2.81%
Altice Finco SA 144A	5.00%	1-15-2028	$800,000	$822,000
Altice Finco SA 144A	10.50	5-15-2027	900,000	1,031,625
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	920,000	936,100
Quebecor Media Incorporated	5.75	1-15-2023	900,000	965,250
Videotron Limited 144A	5.13	4-15-2027	200,000	211,500
Ziggo BV 144A	4.88	1-15-2030	200,000	212,142
Ziggo BV 144A	5.13	2-28-2030	900,000	954,000

				5,132,617

Wireless Telecommunication Services: 0.37%
C&W Senior Financing Designated Activity Company 144A	6.88	9-15-2027	200,000	209,450
VEON Holdings BV 144A	4.00	4-9-2025	210,000	218,400
Vodafone Group plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.87%) ±	7.00	4-4-2079	200,000	240,629

				668,479

Consumer Discretionary: 2.39%

Auto Components: 0.10%
Adient Global Holdings Limited 144A	4.88	8-15-2026	200,000	187,500

Automobiles: 0.35%
Fiat Chrysler Automobiles NV	5.25	4-15-2023	200,000	212,000
IHO Verwaltungs GmbH (PIK at 7.13%) 144A¥	6.38	5-15-2029	240,000	257,088
Jaguar Land Rover Automotive plc 144A	4.50	10-1-2027	200,000	168,000

				637,088

Hotels, Restaurants & Leisure: 1.85%
International Game Technology plc 144A	6.25	1-15-2027	1,000,000	1,095,700
International Game Technology plc 144A	6.50	2-15-2025	200,000	217,500
Melco Resorts & Entertainment Limited 144A	5.38	12-4-2029	200,000	204,800
MGM China Holdings Limited 144A	5.88	5-15-2026	220,000	232,980
Royal Caribbean Cruises LTD	5.25	11-15-2022	700,000	626,500
Wynn Macau Limited 144A	5.13	12-15-2029	1,000,000	982,500

				3,359,980

Leisure Products: 0.09%
VOC Escrow Limited 144A	5.00	2-15-2028	200,000	166,000

Consumer Staples: 0.66%

Food Products: 0.66%
JBS USA Finance Incorporated 144A	5.75	6-15-2025	300,000	309,750
JBS USA Finance Incorporated 144A	6.75	2-15-2028	800,000	886,000

				1,195,750

Energy: 2.81%

Energy Equipment & Services: 0.46%
Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	800,000	827,504

Oil, Gas & Consumable Fuels: 2.35%
Cenovus Energy Incorporated	5.40	6-15-2047	900,000	804,084
Cenovus Energy Incorporated	4.25	4-15-2027	230,000	220,807
Husky Energy Incorporated (PIK at 13.75%) 144A¥	13.00	2-15-2025	500,000	527,500
MEG Energy Corporation 144A	7.00	3-31-2024	700,000	694,750

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo High Yield Corporate Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Seven Generations Energy Company 144A	6.88%	6-30-2023	$800,000	$809,776
Transocean Incorporated	6.80	3-15-2038	300,000	59,250
Transocean Poseidon Limited 144A	6.88	2-1-2027	600,000	498,000
Weatherford International Limited 144A	11.00	12-1-2024	1,000,000	670,000

				4,284,167

Financials: 3.16%

Banks: 1.48%
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%) ±	4.88	12-1-2032	1,130,000	1,125,333
Intesa Sanpaolo SpA 144A	5.02	6-26-2024	500,000	539,091
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	260,000	288,881
UniCredit SpA (USD ICE Swap Rate 11:00am NY 5 Year +3.70%) 144A±	5.86	6-19-2032	700,000	742,892

				2,696,197

Diversified Financial Services: 1.68%
Global Aircraft Leasing Company Limited 144A	6.50	9-15-2024	1,000,000	589,550
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	200,000	204,000
New Red Finance Incorporated 144A	5.00	10-15-2025	1,300,000	1,334,975
New Red Finance Incorporated 144A	3.88	1-15-2028	200,000	205,000
Trivium Packaging Finance BV 144A	8.50	8-15-2027	200,000	220,000
Tronox Finance plc 144A	5.75	10-1-2025	500,000	506,355

				3,059,880

Health Care: 1.40%

Pharmaceuticals: 1.40%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	800,000	795,192
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	720,000	790,200
Endo Limited 144A	6.00	7-15-2023	200,000	160,500
Endo Limited 144A	9.50	7-31-2027	750,000	811,875

				2,557,767

Industrials: 1.20%

Aerospace & Defense: 0.14%
Bombardier Incorporated 144A	6.00	10-15-2022	300,000	255,000

Commercial Services & Supplies: 0.29%
GFL Environmental Incorporated 144A	5.13	12-15-2026	500,000	527,919

Electrical Equipment: 0.48%
Sensata Technologies BV 144A	5.00	10-1-2025	200,000	217,340
Sensata Technologies BV 144A	5.63	11-1-2024	600,000	654,000

				871,340

Metals & Mining: 0.29%
FMG Resources Proprietary Limited 144A	5.13	5-15-2024	500,000	540,000

Information Technology: 0.42%

Communications Equipment: 0.30%
Nokia OYJ	4.38	6-12-2027	500,000	547,250

Software: 0.12%
Open Text Corporation 144A	5.88	6-1-2026	200,000	210,000

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio  |  13

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 0.75%

Chemicals: 0.11%
Ineos Group Limited 144A	5.63%	8-1-2024	$200,000	$202,433

Containers & Packaging: 0.23%
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	400,000	416,152

Metals & Mining: 0.41%
ArcelorMittal SA	4.55	3-11-2026	420,000	460,572
FMG Resources Proprietary Limited 144A	5.13	3-15-2023	280,000	294,419

				754,991

Real Estate: 0.10%

Real Estate Management & Development: 0.10%
Brookfield Property Partners LP 144A	4.88	2-15-2030	200,000	187,374

Total Yankee Corporate Bonds and Notes (Cost $30,389,362)				31,030,228

	Yield		Shares
Short-Term Investments: 0.81%

Investment Companies: 0.81%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.06		1,476,214	1,476,214

Total Short-Term Investments (Cost $1,476,214)				1,476,214

Total investments in securities (Cost $174,810,407)	98.45%	179,372,949

Other assets and liabilities, net	1.55	2,831,850

Total net assets	100.00%	$182,204,799

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥

A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LIBOR	London Interbank Offered Rate

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$1,339,300	$139,453,469	$(139,316,555)	$0	$0	$3,181	$1,476,214	0.81%

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo High Yield Corporate Bond Portfolio

Statement of assets and liabilities—August 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $173,334,193)	$177,896,735
Investments in affiliated securities, at value (cost $1,476,214)	1,476,214
Cash	1,333
Receivable for interest	2,877,241
Prepaid expenses and other assets	669

Total assets	182,252,192

Liabilities
Advisory fee payable	33,128
Professional fees payable	9,452
Custody and accounting fees payable	2,937
Trustees’ fees and expenses payable	1,876

Total liabilities	47,393

Total net assets	$182,204,799

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio  |  15

Statement of operations—six months ended August 31, 2020 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $5,248)	$3,420,945
Income from affiliated securities	3,181

Total investment income	3,424,126

Expenses
Advisory fee	144,125
Custody and accounting fees	4,978
Professional fees	27,665
Shareholder report expenses	4,208
Trustees’ fees and expenses	9,898
Other fees and expenses	4,642

Total expenses	195,516
Less: Fee waivers and/or expense reimbursements	(37,957)

Net expenses	157,559

Net investment income	3,266,567

Realized and unrealized gains (losses) on investments
Net realized losses on investments	(2,137,468)
Net change in unrealized gains (losses) on investments	6,236,762

Net realized and unrealized gains (losses) on investments	4,099,294

Net increase in net assets resulting from operations	$7,365,861

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo High Yield Corporate Bond Portfolio

Statement of changes in net assets

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020

Operations
Net investment income	$3,266,567	$3,528,771
Net realized losses on investments	(2,137,468)	(1,300,689)
Net change in unrealized gains (losses) on investments	6,236,762	811,481

Net increase in net assets resulting from operations	7,365,861	3,039,563

Capital transactions
Transactions in investors’ beneficial interests
Contributions	133,553,085	8,823,305
Withdrawals	(12,703,179)	(45,182,920)

Net increase (decrease) in net assets resulting from capital transactions	120,849,906	(36,359,615)

Total increase (decrease) in net assets	128,215,767	(33,320,052)

Net assets
Beginning of period	53,989,032	87,309,084

End of period	$182,204,799	$53,989,032

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio  |  17

Financial highlights

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28
			2019	2018[1]
Total return[2]	0.74%	3.97%	3.70%	0.49%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.42%	0.34%	0.37%
Net expenses	0.27%	0.30%	0.32%	0.37%
Net investment income	5.67%	5.54%	6.06%	5.36%
Supplemental data
Portfolio turnover rate	20%	52%	47%	122%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo High Yield Corporate Bond Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo High Yield Corporate Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.

Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Investment Company Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Wells Fargo High Yield Corporate Bond Portfolio  |  19

Notes to financial statements (unaudited)

As of August 31, 2020, the aggregate cost of all investments for federal income tax purposes was $174,885,665 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$7,027,339

Gross unrealized losses	(2,540,055)

Net unrealized gains	$4,487,284

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Corporate bonds and notes	$0	$146,866,507	$0	$146,866,507

Yankee corporate bonds and notes	0	31,030,228	0	31,030,228

Short-term investments

Investment companies	1,476,214	0	0	1,476,214

Total assets	$1,476,214	$177,896,735	$0	$179,372,949
Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $5 billion	0.25%

Next $5 billion	0.23

Over $10 billion	0.21

20  |  Wells Fargo High Yield Corporate Bond Portfolio

Notes to financial statements (unaudited)

For the six months ended August 31, 2020, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.09% and declining to 0.07% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2020 were $147,318,027 and $23,610,344, respectively.

6. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended August 31, 2020, there were no borrowings by the Portfolio under the agreement.

7. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

9. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo High Yield Corporate Bond Portfolio  |  21

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT, ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Emerging Markets Bond Fund, Wells Fargo High Yield Corporate Bond Fund, Wells Fargo International Government Bond Fund, Wells Fargo U.S. Core Bond Fund, Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Equity Portfolio, Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, Wells Fargo International Government Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at a meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board of Funds Trust, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of Funds Trust identified in the table below (individually, an “Index Fund” and collectively, the “Index Funds”) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”).

Index Funds

Wells Fargo Emerging Markets Bond Fund

Wells Fargo High Yield Corporate Bond Fund

Wells Fargo International Government Bond Fund

Wells Fargo U.S. Core Bond Fund

In addition, the Funds Trust Board reviewed and approved an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”) for the U.S. Core Bond Fund (the “Core Bond Fund Sub-Advisory Agreement”).

At the Meeting, the Board of Master Trust, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved for each of the portfolios of Master Trust identified in the table below (individually, a “Master Portfolio” and collectively, the “Master Portfolios”): (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management; and (ii) an investment sub-advisory agreement (each, a “Master Portfolio Sub-Advisory Agreement”, and collectively, the “Master Portfolio Sub-Advisory Agreements”) with the sub-adviser(s) identified in the chart below (each, a “Sub-Adviser”, and collectively, the “Sub-Advisers”) for the corresponding Master Portfolio identified.

Master Portfolios	Sub-Advisers

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio	WellsCap

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	WellsCap

Wells Fargo Emerging Markets Bond Portfolio	Wells Fargo Asset Management (International), Limited (“WFAM International”)

Wells Fargo Factor Enhanced International Equity Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Large Cap Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Small Cap Portfolio	WellsCap

Wells Fargo International Government Bond Portfolio	WFAM International

Wells Fargo Investment Grade Corporate Bond Portfolio	WellsCap

Wells Fargo High Yield Corporate Bond Portfolio	WellsCap

Wells Fargo Strategic Retirement Bond Portfolio	WellsCap

Wells Fargo U.S. REIT Portfolio	WellsCap

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Other information (unaudited)

The Index Funds and the Master Portfolios are collectively referred to as the “Funds.” The Management Agreement, the Core Bond Fund Sub-Advisory Agreement, the Master Portfolio Advisory Agreement and the Master Portfolio Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

The Boards noted that each of the Index Funds is a feeder fund that invests all of its assets in its corresponding Master Portfolio, with the exception of the U.S. Core Bond Fund, which invests in multiple Master Portfolios. Information provided to the Boards regarding the Index Funds is also applicable to the Master Portfolios identified above, as relevant.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board of Funds Trust unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Board of Master Trust unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers under each of the Advisory Agreements was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Advisory Agreements, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, and a summary of investments made in the business of WFAM. The Boards also received a description of Funds Management’s and the Sub-Advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Boards also received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Boards also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board of Master Trust noted that each of the Master Portfolios replicates the performance of a proprietary index provided by an affiliate of Funds Management, except that the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, and the Wells Fargo Strategic Retirement Bond Portfolio track the performance of third-party indexes. The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

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Other information (unaudited)

Fund investment performance and expenses

The Boards considered the investment performance results for each of the Master Portfolios for the one-year period ended December 31, 2019. The Boards also considered more current results for the one-year period ended March 31, 2020. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Master Portfolios (each, a “Universe”), and in comparison to each Master Portfolio’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Boards noted the short performance history of the Master Portfolios. For the one-year period ended December 31, 2019, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe; and (ii) the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe. For the one-year period ended March 31, 2020, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe, and (ii) the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe.

The Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index for the one-year period ended December 31, 2019, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo U.S. REIT Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo International Government Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark. For the one-year period ended March 31, 2020, the Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo U.S. REIT Portfolio, the Wells Fargo Investment Grade Corporate Bond Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than, equal to or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo International Government Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark.

The Boards received information concerning, and discussed factors contributing to, the underperformance of certain Master Portfolios, relative to the Universe and benchmark index, for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

The Board of Funds Trust took note of the investment performance of the Master Portfolios in the context of reviewing the investment performance of the Index Funds. The Board of Funds Trust also received and considered information regarding the “zero fee and expense” structure of each Index Fund. Specifically, the Funds Trust Board noted that each Index Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, are zero. The Funds Trust Board also noted that Funds Management assumes and pays or reimburses all of the ordinary operating expenses of each Index Fund, including acquired fund fees and expenses, pursuant to an

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Other information (unaudited)

agreement with each of the Index Funds (the “Fee and Expense Agreement”). The Funds Trust Board further noted that Funds Management receives a fee from Wells Fargo Wealth and Investment Management (“WIM”) pursuant to an intercompany agreement equal to the Master Portfolio fees and expenses absorbed by Funds Management through its Fee and Expense Agreement with each of the Index Funds.

With respect to the Master Portfolios, the Board of Master Trust received and considered information regarding the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Funds (the “Groups”). The Boards received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.

The Boards took into account the Funds’ expense information and the Master Portfolios’ performance information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Board of Funds Trust reviewed and considered that the contractual investment management fee rate payable by each Index Fund to Funds Management for investment management services zero, and also reviewed and considered that each Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of each Fund, including acquired fund fees and expenses, under the Fee and Expense Agreement. The Board of Funds Trust also reviewed and considered that the contractual investment sub-advisory fee rate payable by Funds Management to WellsCap for investment sub-advisory services for the U.S. Core Bond Fund is also zero.

The Board of Master Trust reviewed and considered the contractual fee rates payable by the Master Portfolios to Funds Management under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Board of Master Trust also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

The Board of Master Trust reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Groups at a common asset level. The Board of Master Trust noted that the Advisory Agreement Rates of each Master Portfolio were lower than or equal to the median rate for such Master Portfolio’s expense Groups.

The Boards also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Boards ascribed limited relevance to the allocation of fees between them.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Fund Trust determined that the compensation received by Funds Management from WIM pursuant to the intercompany agreement, and the absence of compensation payable by the Funds to Funds Management pursuant to the Management Agreement or to WellsCap pursuant to the Core Bond Fund Sub-Advisory Agreement, was reasonable. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Master Trust determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates for each Master Portfolio were reasonable.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Boards noted that the Sub-Advisers’ profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

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Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Boards did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent them from approving the continuation of the Advisory Agreements.

Economies of scale

The Boards received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Boards noted the existence of breakpoints in the each Master Portfolio’s advisory fee structure and each Index Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Funds in relation to such breakpoints. The Boards considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Boards concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers was reasonable.

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Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including each Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined as the risk that a Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), each Portfolio’s investment adviser, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting any Portfolio were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

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INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

Semi-Annual Report

August 31, 2020

Wells Fargo

Investment Grade Corporate Bond Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Investment Grade Corporate Bond Portfolio  |  1

Portfolio information (unaudited)

Investment objective

The Portfolio seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Manjunath Boraiah†

Mark Clegg, CFA®‡

Janet S. Rilling, CFA®‡

Michael J. Schueller, CFA®‡

Noah M. Wise, CFA®‡

Ten largest holdings (%) as of August 31, 2020[1]

Goldman Sachs Group Incorporated, 4.75%, 10-21-2045	0.90

CVS Caremark Corporation, 5.05%, 3-25-2048	0.76

Home Depot Incorporated, 2.70%, 4-15-2030	0.65

Mitsubishi UFJ Financial Group Incorporated, 3.22%, 3-7-2022	0.60

Broadcom Incorporated, 3.63%, 10-15-2024	0.59

Blackrock Incorporated, 3.25%, 4-30-2029	0.58

Walmart Incorporated, 3.95%, 6-28-2038	0.56

Credit Suisse Group Funding Limited, 4.55%, 4-17-2026	0.50

ING Banking Group plc, 4.55%, 10-2-2028	0.49

T Mobile US Incorporated, 4.38%, 4-15-2040	0.49

Portfolio composition as of August 31, 2020[2]

†	Mr. Boraiah became a portfolio manager of the Portfolio on August 28, 2020.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[2]	Amounts are calculated based on the total long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

2  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes: 80.00%

Communication Services: 4.27%

Diversified Telecommunication Services: 1.45%
AT&T Incorporated	4.30%	12-15-2042	$350,000	$397,115
AT&T Incorporated	4.50	5-15-2035	230,000	274,942
AT&T Incorporated	4.90	6-15-2042	36,000	43,718
T Mobile US Incorporated 144A	4.38	4-15-2040	900,000	1,082,394
Verizon Communications Incorporated	3.85	11-1-2042	260,000	309,379
Verizon Communications Incorporated	4.13	3-16-2027	200,000	235,958
Verizon Communications Incorporated	4.67	3-15-2055	655,000	889,699

				3,233,205

Entertainment: 0.32%
TWDC Enterprises 18 Corporation	2.55	2-15-2022	175,000	180,606
TWDC Enterprises 18 Corporation	4.13	12-1-2041	175,000	207,751
Walt Disney Company	2.20	1-13-2028	300,000	317,955

				706,312

Interactive Media & Services: 0.04%
Alphabet Incorporated	3.38	2-25-2024	87,000	95,896

Media: 2.46%
CBS Corporation	3.70	8-15-2024	350,000	383,919
CBS Corporation	4.85	7-1-2042	140,000	156,215
CBS Corporation	4.90	8-15-2044	350,000	392,942
Charter Communications Operating LLC	4.46	7-23-2022	400,000	426,236
Charter Communications Operating LLC	4.91	7-23-2025	400,000	465,389
Comcast Corporation	2.35	1-15-2027	210,000	225,478
Comcast Corporation	4.00	11-1-2049	200,000	241,517
Comcast Corporation	4.40	8-15-2035	210,000	267,628
Comcast Corporation	4.75	3-1-2044	262,000	345,483
Discovery Communications LLC	6.35	6-1-2040	175,000	234,543
Discovery Communications LLC	3.95	3-20-2028	400,000	452,477
Omnicom Group Incorporated	3.63	5-1-2022	175,000	183,821
Time Warner Cable Incorporated	5.50	9-1-2041	210,000	256,956
Time Warner Cable Incorporated	6.55	5-1-2037	300,000	400,281
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	208,060
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	326,301
Viacom Incorporated	5.50	5-15-2033	140,000	166,509
Viacom Incorporated	6.88	4-30-2036	238,000	325,822

				5,459,577

Consumer Discretionary: 4.43%

Automobiles: 0.28%
General Motors Company	6.25	10-2-2043	175,000	203,390
General Motors Company	6.60	4-1-2036	350,000	419,162

				622,552

Hotels, Restaurants & Leisure: 0.94%
GLP Capital LP	5.30	1-15-2029	400,000	442,392
McDonald’s Corporation	2.63	1-15-2022	250,000	257,968
McDonald’s Corporation	3.38	5-26-2025	245,000	273,356
McDonald’s Corporation	4.60	5-26-2045	175,000	218,467

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  3

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corporation	6.30%	10-15-2037	$210,000	$307,727
Starbucks Corporation	4.00	11-15-2028	500,000	588,910

				2,088,820

Household Durables: 0.11%
Whirlpool Corporation	4.00	3-1-2024	87,000	94,813
Whirlpool Corporation	4.70	6-1-2022	140,000	149,518

				244,331

Internet & Direct Marketing Retail: 0.79%
Amazon.com Incorporated	4.05	8-22-2047	400,000	517,083
Amazon.com Incorporated	4.25	8-22-2057	400,000	544,482
Amazon.com Incorporated	4.95	12-5-2044	300,000	428,150
eBay Incorporated	4.00	7-15-2042	175,000	193,585
Expedia Incorporated	4.50	8-15-2024	70,000	73,540

				1,756,840

Leisure Products: 0.06%
Hasbro Incorporated	6.35	3-15-2040	108,000	129,328

Multiline Retail: 0.46%
Dollar General Corporation	3.25	4-15-2023	245,000	260,317
Kohl’s Corporation	3.25	2-1-2023	105,000	105,158
Nordstrom Incorporated	4.00	10-15-2021	175,000	174,947
Nordstrom Incorporated	5.00	1-15-2044	70,000	49,262
Target Corporation	2.90	1-15-2022	175,000	181,294
Target Corporation	3.63	4-15-2046	210,000	258,440

				1,029,418

Specialty Retail: 1.72%
AutoZone Incorporated	2.88	1-15-2023	175,000	183,634
AutoZone Incorporated	3.13	7-15-2023	105,000	112,165
Home Depot Incorporated	2.70	4-15-2030	1,300,000	1,439,440
Home Depot Incorporated	3.50	9-15-2056	260,000	308,024
Home Depot Incorporated	3.75	2-15-2024	350,000	387,147
Lowe’s Companies Incorporated	2.50	4-15-2026	350,000	380,507
Lowe’s Companies Incorporated	3.12	4-15-2022	140,000	145,363
Lowe’s Companies Incorporated	3.88	9-15-2023	175,000	191,798
Lowe’s Companies Incorporated	4.25	9-15-2044	175,000	207,534
Lowe’s Companies Incorporated	4.38	9-15-2045	200,000	243,903
O’Reilly Automotive Incorporated	3.80	9-1-2022	105,000	110,908
O’Reilly Automotive Incorporated	4.63	9-15-2021	105,000	108,204

				3,818,627

Textiles, Apparel & Luxury Goods: 0.07%
Nike Incorporated	2.25	5-1-2023	70,000	73,366
Nike Incorporated	3.63	5-1-2043	70,000	82,834

				156,200

Consumer Staples: 6.74%

Beverages: 2.00%
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	210,000	228,650
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	245,000	288,247

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide Incorporated	3.75%	7-15-2042	$252,000	$268,669
Anheuser-Busch InBev Worldwide Incorporated	4.75	4-15-2058	400,000	494,805
Constellation Brands Incorporated	3.15	8-1-2029	300,000	326,113
Constellation Brands Incorporated	4.25	5-1-2023	360,000	394,097
Keurig Dr Pepper Incorporated	4.60	5-25-2028	700,000	845,468
PepsiCo Incorporated	2.75	3-5-2022	259,000	268,655
PepsiCo Incorporated	3.60	8-13-2042	285,000	348,711
PepsiCo Incorporated	4.00	3-5-2042	175,000	221,140
PepsiCo Incorporated	4.25	10-22-2044	140,000	181,020
The Coca-Cola Company	2.88	10-27-2025	200,000	221,537
The Coca-Cola Company	3.20	11-1-2023	280,000	304,775
The Coca-Cola Company	3.30	9-1-2021	49,000	50,525

				4,442,412

Food & Staples Retailing: 1.85%
Sysco Corporation	3.30	7-15-2026	200,000	216,563
Sysco Corporation	5.38	9-21-2035	200,000	244,897
The Kroger Company	3.40	4-15-2022	175,000	181,931
The Kroger Company	3.85	8-1-2023	175,000	190,096
The Kroger Company	5.00	4-15-2042	175,000	221,947
The Kroger Company	5.15	8-1-2043	105,000	134,829
The Kroger Company	6.90	4-15-2038	210,000	305,338
Wal-Mart Stores Incorporated	3.95	6-28-2038	1,000,000	1,245,158
Wal-Mart Stores Incorporated	4.88	7-8-2040	175,000	237,730
Wal-Mart Stores Incorporated	5.63	4-1-2040	180,000	264,098
Wal-Mart Stores Incorporated	5.88	4-5-2027	70,000	91,454
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	200,000	219,815
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	200,000	220,823
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	300,000	328,818

				4,103,497

Food Products: 0.97%
Archer-Daniels-Midland Company	4.54	3-26-2042	175,000	233,128
Campbell Soup Company	2.50	8-2-2022	85,000	88,087
Conagra Brands Incorporated	4.60	11-1-2025	200,000	232,418
Conagra Brands Incorporated	8.25	9-15-2030	84,000	126,448
General Mills Incorporated	3.65	2-15-2024	175,000	192,273
J.M. Smucker Company	3.50	10-15-2021	210,000	217,310
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	100,322
Tyson Foods Incorporated	4.35	3-1-2029	300,000	361,949
Tyson Foods Incorporated	4.50	6-15-2022	350,000	371,887
Tyson Foods Incorporated	4.88	8-15-2034	175,000	229,310

				2,153,132

Household Products: 0.44%
Clorox Company	3.05	9-15-2022	113,000	118,505
Clorox Company	3.50	12-15-2024	140,000	154,870
Colgate-Palmolive Company	2.30	5-3-2022	350,000	361,923
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	110,692
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	224,802

				970,792

Personal Products: 0.09%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	202,614

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  5

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco: 1.39%
Altria Group Incorporated	4.00%	1-31-2024	$62,000	$68,551
Altria Group Incorporated	4.25	8-9-2042	350,000	370,032
Altria Group Incorporated	4.50	5-2-2043	175,000	191,198
Philip Morris International Incorporated	2.50	8-22-2022	175,000	182,587
Philip Morris International Incorporated	2.63	3-6-2023	122,000	128,493
Philip Morris International Incorporated	3.25	11-10-2024	210,000	232,772
Philip Morris International Incorporated	4.13	3-4-2043	210,000	247,648
Philip Morris International Incorporated	4.25	11-10-2044	210,000	255,370
Philip Morris International Incorporated	4.50	3-20-2042	140,000	171,306
Reynolds American Incorporated	4.00	6-12-2022	280,000	296,688
Reynolds American Incorporated	4.45	6-12-2025	350,000	398,443
Reynolds American Incorporated	5.70	8-15-2035	210,000	259,701
Reynolds American Incorporated	6.15	9-15-2043	87,000	108,998
Reynolds American Incorporated	7.25	6-15-2037	140,000	187,443

				3,099,230

Energy: 6.58%

Energy Equipment & Services: 0.50%
Halliburton Company	3.50	8-1-2023	350,000	373,021
Halliburton Company	3.80	11-15-2025	350,000	383,889
Halliburton Company	4.50	11-15-2041	175,000	175,752
Halliburton Company	4.75	8-1-2043	175,000	181,747

				1,114,409

Oil, Gas & Consumable Fuels: 6.08%
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	71,625
BP Capital Markets America Incorporated	3.94	9-21-2028	200,000	233,816
Chevron Corporation	2.36	12-5-2022	525,000	546,220
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	178,367
ConocoPhillips Company	4.30	11-15-2044	210,000	266,069
ConocoPhillips Company	5.90	10-15-2032	175,000	242,289
ConocoPhillips Company	6.95	4-15-2029	210,000	293,326
Devon Energy Corporation	7.95	4-15-2032	150,000	194,585
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	170,353
Energy Transfer Partners LP	4.75	1-15-2026	280,000	305,410
Energy Transfer Partners LP	4.90	2-1-2024	210,000	226,221
Energy Transfer Partners LP	5.95	10-1-2043	140,000	137,213
Energy Transfer Partners LP	7.50	7-1-2038	70,000	82,138
Enterprise Products Operating LLC	4.45	2-15-2043	355,000	389,235
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	322,474
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	176,506
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	89,089
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	97,238
Exxon Mobil Corporation	2.71	3-6-2025	350,000	379,345
Exxon Mobil Corporation	3.04	3-1-2026	500,000	556,783
Hess Corporation	7.30	8-15-2031	269,000	331,163
Kinder Morgan Energy Partners LP	3.45	2-15-2023	175,000	183,924
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	194,933
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	177,232
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	252,923
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	86,565
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	164,072
Marathon Oil Corporation	3.85	6-1-2025	245,000	254,228
Marathon Oil Corporation	5.20	6-1-2045	140,000	139,128

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corporation	3.63%	9-15-2024	$350,000	$377,333
Marathon Petroleum Corporation	3.80	4-1-2028	385,000	422,438
MPLX LP	4.13	3-1-2027	200,000	221,221
MPLX LP	4.88	6-1-2025	200,000	228,451
MPLX LP	5.20	3-1-2047	220,000	248,900
Noble Energy Incorporated	3.90	11-15-2024	210,000	232,937
ONEOK Incorporated	4.00	7-13-2027	200,000	208,766
ONEOK Incorporated	4.55	7-15-2028	500,000	531,595
ONEOK Partners LP	3.38	10-1-2022	350,000	364,563
Ovintiv Incorporated	6.50	8-15-2034	200,000	194,440
Phillips 66	4.65	11-15-2034	140,000	170,442
Plains All American Pipeline LP	3.60	11-1-2024	210,000	219,781
Plains All American Pipeline LP	3.85	10-15-2023	350,000	370,449
Plains All American Pipeline LP	4.90	2-15-2045	175,000	167,151
Plains All American Pipeline LP	6.65	1-15-2037	140,000	158,019
Sabine Pass Liquefaction LLC	5.00	3-15-2027	400,000	454,580
Sabine Pass Liquefaction LLC	5.63	3-1-2025	200,000	232,752
Sabine Pass Liquefaction LLC	5.88	6-30-2026	200,000	240,456
Spectra Energy Partners LP	3.38	10-15-2026	300,000	330,527
Spectra Energy Partners LP	4.75	3-15-2024	245,000	275,125
Sunoco Logistics Partner LP	3.45	1-15-2023	140,000	144,586
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	95,152
Sunoco Logistics Partner LP	5.35	5-15-2045	140,000	133,815
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	226,034
Williams Partners LP	3.35	8-15-2022	175,000	182,501
Williams Partners LP	6.30	4-15-2040	273,000	343,198

				13,517,682

Financials: 17.43%

Banks: 5.51%
ABB Finance (USA) Incorporated	4.38	5-8-2042	26,000	33,199
Bank of America Corporation	3.25	10-21-2027	525,000	584,384
Bank of America Corporation (3 Month LIBOR +1.19%) ±	3.95	1-23-2049	200,000	244,212
Bank of America Corporation	4.18	11-25-2027	560,000	645,604
Bank of America Corporation	4.25	10-22-2026	280,000	323,926
Bank One Corporation	7.63	10-15-2026	168,000	225,323
BBVA USA	3.88	4-10-2025	250,000	268,731
Citigroup Incorporated	2.75	4-25-2022	200,000	207,211
Citigroup Incorporated	4.60	3-9-2026	200,000	232,244
Citigroup Incorporated	4.65	7-30-2045	300,000	386,326
Citigroup Incorporated	4.75	5-18-2046	300,000	383,245
Citizens Financial Group Incorporated	4.30	12-3-2025	200,000	230,083
Discover Bank	4.20	8-8-2023	310,000	341,217
Discover Bank	4.25	3-13-2026	250,000	283,718
Discover Bank	4.65	9-13-2028	250,000	292,722
Fifth Third Bank	2.88	10-1-2021	300,000	307,270
Fifth Third Bank	3.95	3-14-2028	400,000	470,646
Huntington Bancshares Incorporated	2.30	1-14-2022	300,000	307,516
JPMorgan Chase & Company	2.95	10-1-2026	325,000	359,990
JPMorgan Chase & Company	3.20	1-25-2023	200,000	213,183
JPMorgan Chase & Company	4.13	12-15-2026	500,000	584,013
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	240,000	303,771
Key Bank NA	3.18	10-15-2027	250,000	260,984
Key Bank NA	3.30	6-1-2025	250,000	280,309
KeyCorp Incorporated	4.10	4-30-2028	400,000	469,353

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  7

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Banks (continued)
MUFG Americas Holdings Corporation	3.50%	6-18-2022	$140,000	$147,364
People’s United Financial Incorporated	3.65	12-6-2022	105,000	111,548
PNC Bank NA	2.95	1-30-2023	300,000	316,395
PNC Bank NA	3.30	10-30-2024	500,000	553,571
PNC Bank NA	4.20	11-1-2025	250,000	291,507
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	387,059
Truist Bank	3.30	5-15-2026	200,000	225,525
Truist Bank	2.85	10-26-2024	500,000	546,231
Truist Bank	3.80	10-30-2026	400,000	465,821
US Bancorp	2.38	7-22-2026	190,000	208,076
US Bancorp	3.00	3-15-2022	350,000	363,935
US Bancorp	3.60	9-11-2024	350,000	389,483

				12,245,695

Capital Markets: 4.21%
Bank of New York Mellon Corporation	2.95	1-29-2023	300,000	317,897
Bank of New York Mellon Corporation	3.40	1-29-2028	300,000	348,502
Bank of New York Mellon Corporation	3.55	9-23-2021	420,000	433,354
Blackrock Incorporated	3.25	4-30-2029	1,100,000	1,287,484
CME Group Incorporated	4.15	6-15-2048	200,000	261,724
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	391,971
Goldman Sachs Group Incorporated	4.75	10-21-2045	1,500,000	1,992,330
Goldman Sachs Group Incorporated	6.13	2-15-2033	200,000	282,884
Jefferies Group Incorporated	5.13	1-20-2023	175,000	191,349
Jefferies Group Incorporated	6.45	6-8-2027	105,000	126,236
Legg Mason Incorporated	4.75	3-15-2026	190,000	225,879
Moody’s Corporation	4.50	9-1-2022	175,000	187,646
Moody’s Corporation	5.25	7-15-2044	210,000	288,514
Morgan Stanley	4.30	1-27-2045	350,000	456,496
Morgan Stanley	5.00	11-24-2025	200,000	235,176
Morgan Stanley	6.25	8-9-2026	300,000	386,256
Morgan Stanley	7.25	4-1-2032	329,000	502,228
Northern Trust Corporation	3.95	10-30-2025	175,000	202,907
PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	111,207
PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	147,950
PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	107,218
S&P Global Incorporated	4.00	6-15-2025	227,000	259,908
State Street Corporation	2.65	5-19-2026	400,000	442,847
TD Ameritrade Holding Corporation	3.63	4-1-2025	140,000	157,427

				9,345,390

Consumer Finance: 2.48%
American Express Company	2.50	8-1-2022	400,000	415,204
American Express Company	2.65	12-2-2022	402,000	421,956
American Express Company	4.20	11-6-2025	200,000	233,810
American Honda Finance Corporation	2.90	2-16-2024	200,000	214,506
American Honda Finance Corporation	3.45	7-14-2023	200,000	215,944
Capital One Financial Corporation	3.75	7-28-2026	525,000	575,721
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	274,361
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	221,280
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	193,489
Discover Financial Services	3.95	11-6-2024	200,000	220,166
General Motors Financial Company Incorporated	3.70	5-9-2023	380,000	398,171
Synchrony Financial	3.70	8-4-2026	200,000	208,529
Synchrony Financial	5.15	3-19-2029	900,000	1,028,801

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Toyota Motor Credit Corporation	2.60%	1-11-2022	$300,000	$309,298
Toyota Motor Credit Corporation	2.63	1-10-2023	310,000	325,449
Toyota Motor Credit Corporation	3.40	9-15-2021	245,000	252,771

				5,509,456

Diversified Financial Services: 0.08%
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	171,590

Insurance: 4.46%
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	140,000	180,750
American International Group Incorporated	4.50	7-16-2044	300,000	351,908
American International Group Incorporated	4.88	6-1-2022	600,000	645,495
American International Group Incorporated (3 Month LIBOR +2.87%) ±	5.75	4-1-2048	200,000	220,702
Aon Corporation	6.25	9-30-2040	70,000	103,038
Arch Capital Group Limited	5.14	11-1-2043	147,000	189,301
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	180,000	233,360
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	266,870
Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	79,982
Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	588,063
Berkshire Hathaway Incorporated	3.40	1-31-2022	175,000	182,761
Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	370,628
Chubb Corporation	6.00	5-11-2037	196,000	289,905
Chubb INA Holdings Incorporated	2.70	3-13-2023	280,000	294,476
Chubb INA Holdings Incorporated	3.15	3-15-2025	200,000	222,831
Chubb INA Holdings Incorporated	3.35	5-15-2024	350,000	385,007
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	35,079
Lincoln National Corporation	4.00	9-1-2023	175,000	191,306
Loews Corporation	2.63	5-15-2023	105,000	110,651
Loews Corporation	4.13	5-15-2043	140,000	158,130
MetLife Incorporated	3.05	12-15-2022	190,000	201,375
MetLife Incorporated	4.13	8-13-2042	210,000	256,409
MetLife Incorporated	4.37	9-15-2023	400,000	446,431
MetLife Incorporated	4.72	12-15-2044	175,000	228,326
MetLife Incorporated	6.38	6-15-2034	196,000	300,599
MetLife Incorporated	6.40	12-15-2066	200,000	249,921
MetLife Incorporated	6.50	12-15-2032	140,000	211,425
Principal Financial Group Incorporated	3.30	9-15-2022	175,000	184,179
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	155,626
Progressive Corporation	6.25	12-1-2032	252,000	373,589
Prudential Financial Incorporated	3.91	12-7-2047	155,000	175,428
Prudential Financial Incorporated	3.94	12-7-2049	200,000	227,296
Prudential Financial Incorporated	4.50	11-16-2021	175,000	183,529
Prudential Financial Incorporated	4.60	5-15-2044	350,000	431,718
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	185,184
Prudential Financial Incorporated	5.75	7-15-2033	350,000	483,243
Prudential Financial Incorporated	6.63	12-1-2037	45,000	67,724
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	108,874
Travelers Companies Incorporated	5.35	11-1-2040	245,000	342,305

				9,913,424

Mortgage REITs: 0.69%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	377,755
ERP Operating LP	4.00	8-1-2047	400,000	488,535
Ventas Realty LP	4.40	1-15-2029	600,000	672,153

				1,538,443

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  9

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Care: 11.13%

Biotechnology: 2.18%
AbbVie Incorporated	3.20%	5-14-2026	$420,000	$467,251
AbbVie Incorporated 144A	3.85	6-15-2024	350,000	386,121
AbbVie Incorporated	4.45	5-14-2046	200,000	241,085
AbbVie Incorporated 144A	4.85	6-15-2044	350,000	438,254
Amgen Incorporated 144A	2.77	9-1-2053	319,000	311,973
Amgen Incorporated	3.63	5-15-2022	200,000	209,600
Amgen Incorporated	3.63	5-22-2024	350,000	386,031
Amgen Incorporated	3.88	11-15-2021	165,714	171,143
Baxalta Incorporated	5.25	6-23-2045	280,000	385,751
Biogen Incorporated	2.25	5-1-2030	700,000	717,447
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	399,785
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	259,653
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	468,541

				4,842,635

Health Care Equipment & Supplies: 1.09%
Abbott Laboratories	6.00	4-1-2039	105,000	161,345
Abbott Laboratories	6.15	11-30-2037	166,000	256,038
Becton Dickinson & Company	2.89	6-6-2022	500,000	519,077
Becton Dickinson & Company	3.13	11-8-2021	210,000	216,184
Boston Scientific Corporation	3.85	5-15-2025	200,000	227,148
Medtronic Incorporated	3.15	3-15-2022	350,000	365,212
Medtronic Incorporated	3.50	3-15-2025	200,000	225,051
Stryker Corporation	4.63	3-15-2046	350,000	458,595

				2,428,650

Health Care Providers & Services: 4.21%
Aetna Incorporated	4.13	11-15-2042	175,000	198,482
Aetna Incorporated	4.50	5-15-2042	200,000	238,165
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	201,223
Anthem Incorporated	3.13	5-15-2022	350,000	365,833
Anthem Incorporated	3.30	1-15-2023	200,000	212,991
Anthem Incorporated	4.38	12-1-2047	200,000	250,252
Anthem Incorporated	4.65	1-15-2043	315,000	399,556
Anthem Incorporated	4.65	8-15-2044	50,000	63,669
Anthem Incorporated	5.85	1-15-2036	200,000	270,292
Cardinal Health Incorporated	2.62	6-15-2022	400,000	413,517
Cigna Corporation 144A	3.00	7-15-2023	300,000	320,210
Cigna Corporation 144A	4.80	7-15-2046	210,000	268,878
Cigna Corporation 144A	6.13	11-15-2041	175,000	253,099
CommonSpirit Health	4.35	11-1-2042	175,000	192,268
CVS Caremark Corporation	2.75	12-1-2022	350,000	366,324
CVS Caremark Corporation	5.05	3-25-2048	1,300,000	1,687,517
CVS Caremark Corporation	5.30	12-5-2043	210,000	274,337
HCA Incorporated	5.50	6-15-2047	500,000	631,976
Humana Incorporated	3.15	12-1-2022	210,000	220,896
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	241,147
Laboratory Corporation of America Holdings	3.75	8-23-2022	39,000	41,172
Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	115,048
McKesson Corporation	2.85	3-15-2023	140,000	147,024
The Upjohn Company 144A	3.85	6-22-2040	300,000	325,071
Unitedhealth Group Incorporated	4.20	1-15-2047	200,000	252,474
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	222,378

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
UnitedHealth Group Incorporated	4.25%	4-15-2047	$300,000	$385,250
UnitedHealth Group Incorporated	4.25	6-15-2048	300,000	384,776
UnitedHealth Group Incorporated	5.80	3-15-2036	175,000	252,316
UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	164,495

				9,360,636

Life Sciences Tools & Services: 0.38%
Agilent Technologies Incorporated	3.88	7-15-2023	105,000	114,005
Thermo Fisher Scientific Incorporated	3.00	4-15-2023	200,000	212,360
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	280,000	310,886
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	196,308

				833,559

Pharmaceuticals: 3.27%
Bristol-Myers Squibb Company 144A	3.25	8-15-2022	350,000	369,653
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	118,960
Bristol-Myers Squibb Company	3.25	8-1-2042	175,000	204,284
Bristol-Myers Squibb Company 144A	3.88	8-15-2025	175,000	201,456
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	271,783
Bristol-Myers Squibb Company	4.63	5-15-2044	240,000	326,356
Eli Lilly & Company	2.75	6-1-2025	70,000	76,986
Eli Lilly & Company	3.95	3-15-2049	600,000	768,702
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	148,394
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	295,812
Johnson & Johnson	3.38	12-5-2023	300,000	331,366
Johnson & Johnson	3.70	3-1-2046	175,000	216,548
Johnson & Johnson	4.38	12-5-2033	200,000	263,811
Johnson & Johnson	4.85	5-15-2041	140,000	198,093
Johnson & Johnson	4.95	5-15-2033	126,000	174,552
Merck & Company Incorporated	2.35	2-10-2022	250,000	257,635
Merck & Company Incorporated	2.75	2-10-2025	270,000	294,165
Merck & Company Incorporated	3.70	2-10-2045	200,000	242,903
Mylan Incorporated	4.20	11-29-2023	200,000	219,881
Novartis Capital Corporation	2.40	9-21-2022	350,000	364,972
Novartis Capital Corporation	3.70	9-21-2042	175,000	211,546
Pfizer Incorporated	3.00	12-15-2026	400,000	454,918
Pfizer Incorporated	3.90	3-15-2039	200,000	247,016
Pfizer Incorporated	4.30	6-15-2043	210,000	269,939
Schering-Plough Corporation	6.50	12-1-2033	175,000	273,239
Zoetis Incorporated	4.70	2-1-2043	350,000	462,030

				7,265,000

Industrials: 8.67%

Aerospace & Defense: 2.34%
General Dynamics Corporation	2.25	11-15-2022	350,000	363,067
Lockheed Martin Corporation	3.35	9-15-2021	97,000	100,081
Lockheed Martin Corporation	4.07	12-15-2042	229,000	288,272
Lockheed Martin Corporation	4.70	5-15-2046	350,000	477,080
Lockheed Martin Corporation	6.15	9-1-2036	122,000	181,783
Northrop Grumman Corporation	4.03	10-15-2047	400,000	487,133
Northrop Grumman Corporation	5.05	11-15-2040	70,000	92,950
Northrop Grumman Corporation	7.75	2-15-2031	210,000	320,370
Precision Castparts Corporation	2.50	1-15-2023	175,000	183,046
Precision Castparts Corporation	3.90	1-15-2043	140,000	160,439

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  11

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Raytheon Technologies Corporation 144A	2.50%	12-15-2022	$245,000	$255,062
Raytheon Technologies Corporation 144A	3.70	12-15-2023	245,000	267,425
Raytheon Technologies Corporation	3.75	11-1-2046	200,000	230,342
Raytheon Technologies Corporation 144A	4.80	12-15-2043	175,000	224,119
Raytheon Technologies Corporation 144A	7.20	8-15-2027	84,000	114,772
Raytheon Technologies Corporation	7.50	9-15-2029	400,000	583,944
Textron Incorporated	4.30	3-1-2024	140,000	150,867
The Boeing Company	2.60	10-30-2025	300,000	298,831
The Boeing Company	2.80	3-1-2023	200,000	203,984
The Boeing Company	3.20	3-1-2029	200,000	198,191
The Boeing Company	5.88	2-15-2040	21,000	23,873

				5,205,631

Air Freight & Logistics: 0.99%
FedEx Corporation	3.88	8-1-2042	140,000	151,098
FedEx Corporation	4.00	1-15-2024	203,000	225,133
FedEx Corporation	4.55	4-1-2046	350,000	414,473
FedEx Corporation	4.90	1-15-2034	175,000	224,008
FedEx Corporation	5.10	1-15-2044	210,000	265,696
United Parcel Service Incorporated	2.35	5-16-2022	300,000	309,631
United Parcel Service Incorporated	2.45	10-1-2022	280,000	292,034
United Parcel Service Incorporated	6.20	1-15-2038	206,000	312,475

				2,194,548

Airlines: 0.14%
American Airlines Incorporated	3.20	12-15-2029	51,584	48,282
American Airlines Incorporated	3.38	11-1-2028	24,076	20,111
Delta Air Lines Incorporated	6.82	2-10-2024	29,321	29,282
United Airlines Incorporated	4.30	2-15-2027	161,645	150,476
US Airways Group Incorporated	3.95	5-15-2027	64,760	53,376

				301,527

Building Products: 0.10%
Masco Corporation	4.38	4-1-2026	190,000	222,658

Commercial Services & Supplies: 0.54%
Cintas Corporation No. 2	3.25	6-1-2022	70,000	72,897
Republic Services Incorporated	2.90	7-1-2026	260,000	288,940
Republic Services Incorporated	5.25	11-15-2021	35,000	37,011
Waste Management Incorporated	4.10	3-1-2045	650,000	790,643

				1,189,491

Industrial Conglomerates: 1.02%
3M Company	5.70	3-15-2037	227,000	330,322
General Electric Company	3.10	1-9-2023	300,000	316,254
General Electric Company	4.13	10-9-2042	400,000	401,182
General Electric Company	4.50	3-11-2044	200,000	206,432
General Electric Company	5.88	1-14-2038	200,000	230,962
Honeywell International Incorporated	3.35	12-1-2023	140,000	153,331
Honeywell International Incorporated	3.81	11-21-2047	500,000	634,553

				2,273,036

Machinery: 0.96%
Caterpillar Incorporated	3.80	8-15-2042	105,000	128,588
Caterpillar Incorporated	4.75	5-15-2064	300,000	425,555

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Machinery (continued)
Deere & Company	2.60%	6-8-2022	$350,000	$362,687
Deere & Company	5.38	10-16-2029	210,000	277,547
Dover Corporation	5.38	10-15-2035	140,000	187,757
Illinois Tool Works Incorporated	3.38	9-15-2021	84,000	85,959
Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	268,078
Parker Hannifin Corporation	3.50	9-15-2022	70,000	74,056
Parker Hannifin Corporation	6.25	5-15-2038	42,000	58,917
Stanley Black & Decker Incorporated	2.90	11-1-2022	245,000	258,228

				2,127,372

Professional Services: 0.08%
Verisk Analytics Incorporated	4.13	9-12-2022	175,000	186,971

Road & Rail: 2.25%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	223,063
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	232,802
Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	276,938
Burlington Northern Santa Fe LLC	4.95	9-15-2041	140,000	188,457
Burlington Northern Santa Fe LLC	5.15	9-1-2043	210,000	295,265
CSX Corporation	3.40	8-1-2024	278,000	308,475
CSX Corporation	4.50	8-1-2054	350,000	458,715
CSX Corporation	4.75	5-30-2042	161,000	207,594
CSX Corporation	6.22	4-30-2040	140,000	206,581
Kansas City Southern	3.00	5-15-2023	51,000	52,476
Kansas City Southern	4.30	5-15-2043	140,000	144,172
Norfolk Southern Corporation	2.90	6-15-2026	250,000	277,666
Norfolk Southern Corporation	2.90	2-15-2023	400,000	421,382
Norfolk Southern Corporation	3.15	6-1-2027	300,000	332,273
Norfolk Southern Corporation	3.85	1-15-2024	140,000	153,963
Union Pacific Corporation	2.75	4-15-2023	200,000	210,878
Union Pacific Corporation	3.25	1-15-2025	175,000	191,006
Union Pacific Corporation	3.75	3-15-2024	140,000	153,818
Union Pacific Corporation	3.80	10-1-2051	200,000	239,377
Union Pacific Corporation	4.15	1-15-2045	175,000	213,265
Union Pacific Corporation	4.30	6-15-2042	175,000	212,877

				5,001,043

Trading Companies & Distributors: 0.25%
Air Lease Corporation	3.25	3-1-2025	200,000	203,229
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	361,650

				564,879

Information Technology: 6.15%

Communications Equipment: 0.48%
Cisco Systems Incorporated	2.20	9-20-2023	300,000	316,239
Cisco Systems Incorporated	2.95	2-28-2026	340,000	383,659
Cisco Systems Incorporated	3.00	6-15-2022	340,000	356,791

				1,056,689

Electronic Equipment, Instruments & Components: 0.15%
Corning Incorporated	5.75	8-15-2040	105,000	141,516
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	197,635

				339,151

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  13

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
IT Services: 1.28%
Fidelity National Information Services Incorporated	3.00%	8-15-2026	$400,000	$447,197
Fidelity National Information Services Incorporated	3.50	4-15-2023	49,000	52,297
Fiserv Incorporated	3.85	6-1-2025	210,000	238,220
Global Payments Incoporated	3.75	6-1-2023	105,000	112,844
IBM Corporation	1.88	8-1-2022	280,000	288,648
IBM Corporation	3.38	8-1-2023	210,000	228,126
IBM Corporation	5.88	11-29-2032	175,000	254,589
IBM Corporation	7.00	10-30-2025	210,000	274,873
Mastercard Incorporated	3.50	2-26-2028	400,000	468,487
Visa Incorporated	2.75	9-15-2027	300,000	333,017
Western Union Company	6.20	11-17-2036	122,000	144,833

				2,843,131

Semiconductors & Semiconductor Equipment: 1.94%
Analog Devices Incorporated	2.88	6-1-2023	105,000	111,114
Applied Materials Incorporated	5.85	6-15-2041	140,000	214,702
Broadcom Incorporated	3.63	10-15-2024	1,200,000	1,314,999
Broadcom Incorporated	3.88	1-15-2027	300,000	332,440
Intel Corporation	2.60	5-19-2026	220,000	241,764
Intel Corporation	4.10	5-19-2046	300,000	371,374
Intel Corporation	4.25	12-15-2042	175,000	220,160
Intel Corporation	4.90	7-29-2045	230,000	314,258
Qualcomm Incorporated 144A	1.65	5-20-2032	793,000	791,264
Qualcomm Incorporated	3.25	5-20-2027	200,000	225,750
Texas Instruments Incorporated	2.25	5-1-2023	175,000	183,269

				4,321,094

Software: 1.23%
Autodesk Incorporated	3.60	12-15-2022	175,000	186,001
Microsoft Corporation	2.53	6-1-2050	33,000	34,524
Microsoft Corporation	4.50	2-6-2057	750,000	1,068,754
Microsoft Corporation	5.20	6-1-2039	77,000	111,647
Oracle Corporation	3.40	7-8-2024	200,000	219,945
Oracle Corporation	4.00	7-15-2046	350,000	410,297
Oracle Corporation	4.30	7-8-2034	175,000	217,879
Oracle Corporation	4.38	5-15-2055	200,000	250,694
Salesforce.com Incorporated	3.70	4-11-2028	200,000	233,878

				2,733,619

Technology Hardware, Storage & Peripherals: 1.07%
Apple Incorporated	3.35	2-9-2027	200,000	228,887
Apple Incorporated	3.75	11-13-2047	400,000	482,989
Apple Incorporated	4.38	5-13-2045	350,000	459,370
Apple Incorporated	4.65	2-23-2046	200,000	273,747
Dell International LLC 144A	8.10	7-15-2036	400,000	531,496
Hewlett-Packard Enterprise Company	6.00	9-15-2041	332,000	406,638

				2,383,127

Materials: 2.41%

Chemicals: 1.16%
Air Products & Chemicals Incorporated	3.00	11-3-2021	175,000	180,346
Dow Chemical Company	3.50	10-1-2024	200,000	218,742
Dow Chemical Company	4.25	10-1-2034	175,000	206,760
Dow Chemical Company	5.25	11-15-2041	175,000	212,783

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Eastman Chemical Company	4.80%	9-1-2042	$140,000	$165,667
Ecolab Incorporated	4.35	12-8-2021	286,000	300,419
Mosaic Company	3.75	11-15-2021	80,000	82,101
Mosaic Company	5.63	11-15-2043	175,000	200,969
Praxair Incorporated	2.45	2-15-2022	140,000	143,577
Praxair Incorporated	2.70	2-21-2023	105,000	110,089
The Sherwin-Williams Company	4.50	6-1-2047	600,000	758,252

				2,579,705

Containers & Packaging: 0.50%
International Paper Company	3.00	2-15-2027	200,000	220,016
International Paper Company	3.65	6-15-2024	350,000	387,123
International Paper Company	7.30	11-15-2039	175,000	254,059
Packaging Corporation of America	3.65	9-15-2024	175,000	192,035
WestRock MWV LLC	7.95	2-15-2031	35,000	50,316

				1,103,549

Metals & Mining: 0.67%
Barrick Gold Finance Company LLC	5.70	5-30-2041	210,000	296,023
Newmont Goldcorp Corporation	3.70	3-15-2023	210,000	221,214
Nucor Corporation	4.00	8-1-2023	132,000	143,922
Nucor Corporation	5.20	8-1-2043	140,000	182,904
Nucor Corporation	6.40	12-1-2037	140,000	200,044
Southern Copper Corporation	6.75	4-16-2040	308,000	442,768

				1,486,875

Paper & Forest Products: 0.08%
Georgia-Pacific LLC	8.00	1-15-2024	140,000	174,838

Real Estate: 3.75%

Equity REITs: 3.75%
Alexandria Real Estate Equities Incorporated	4.70	7-1-2030	400,000	495,509
American Campus Communities Incorporated	3.75	4-15-2023	70,000	73,396
American Tower Corporation	3.50	1-31-2023	295,000	315,178
American Tower Corporation	4.00	6-1-2025	350,000	397,515
American Tower Corporation	5.00	2-15-2024	245,000	279,348
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	156,902
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	193,378
Boston Properties LP	2.75	10-1-2026	500,000	539,921
Boston Properties LP	3.13	9-1-2023	105,000	111,509
Boston Properties LP	3.80	2-1-2024	300,000	326,078
Boston Properties LP	3.85	2-1-2023	200,000	213,490
Crown Castle International Corporation	3.70	6-15-2026	350,000	395,733
Crown Castle International Corporation	5.25	1-15-2023	350,000	388,046
Essex Portfolio LP	3.25	5-1-2023	70,000	74,071
Federal Realty Investment Trust	4.50	12-1-2044	175,000	201,082
HCP Incorporated	6.75	2-1-2041	95,000	136,291
Health Care REIT Incorporated	4.00	6-1-2025	210,000	236,490
Health Care REIT Incorporated	4.50	1-15-2024	140,000	153,463
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	72,642
Kilroy Realty Corporation	3.80	1-15-2023	175,000	182,056
Kimco Realty Corporation	2.80	10-1-2026	350,000	367,220
Mid-America Apartments LP	4.30	10-15-2023	35,000	38,263
National Retail Properties Incorporated	3.30	4-15-2023	70,000	73,567

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  15

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
Plum Creek Timberlands LP	3.25%	3-15-2023	$192,000	$202,629
Realty Income Corporation	4.65	8-1-2023	210,000	233,192
Regency Centers Corporation	3.75	11-15-2022	175,000	186,271
Simon Property Group LP	3.30	1-15-2026	410,000	447,992
Simon Property Group LP	3.75	2-1-2024	175,000	189,787
Simon Property Group LP	4.75	3-15-2042	175,000	205,147
Ventas Realty LP	3.50	2-1-2025	400,000	430,855
VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	105,419
VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	132,788
Welltower Incorporated	4.95	9-1-2048	400,000	481,591
Weyerhaeuser Company	7.38	3-15-2032	200,000	290,623

				8,327,442

Utilities: 8.44%

Electric Utilities: 6.18%
Alabama Power Company	3.55	12-1-2023	175,000	191,299
Alabama Power Company	3.85	12-1-2042	140,000	165,869
Alabama Power Company	4.15	8-15-2044	105,000	129,021
American Electric Power Company Incorporated	2.95	12-15-2022	300,000	315,015
Appalachian Power Company	3.40	6-1-2025	175,000	192,004
Appalachian Power Company	4.45	6-1-2045	175,000	211,221
Appalachian Power Company	7.00	4-1-2038	70,000	104,584
Arizona Public Service Company	3.15	5-15-2025	105,000	115,805
Arizona Public Service Company	4.50	4-1-2042	70,000	87,402
Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	57,644
Berkshire Hathaway Energy Company	5.95	5-15-2037	210,000	303,551
Berkshire Hathaway Energy Company	6.13	4-1-2036	140,000	202,056
Berkshire Hathaway Energy Company	6.75	12-30-2031	105,000	159,822
Carolina Power & Light Company	2.80	5-15-2022	175,000	181,681
CenterPoint Energy Houston	3.55	8-1-2042	175,000	201,027
CenterPoint Energy Houston	4.50	4-1-2044	175,000	230,644
Commonwealth Edison Company	3.80	10-1-2042	70,000	83,530
Commonwealth Edison Company	5.90	3-15-2036	175,000	254,071
Connecticut Light & Power Company	4.15	6-1-2045	87,000	109,078
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	175,000	256,759
Consolidated Edison Company of New York Incorporated Series 14-C	4.63	12-1-2054	300,000	389,234
Consolidated Edison Company of New York Incorporated Series 16-C	4.30	12-1-2056	245,000	301,889
DTE Electric Company	3.65	3-15-2024	105,000	115,075
Duke Energy Corporation	3.05	8-15-2022	70,000	73,095
Duke Energy Corporation	3.95	10-15-2023	140,000	153,448
Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	83,260
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	140,354
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	68,879
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	127,621
Emera US Finance LP	3.55	6-15-2026	200,000	224,138
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	193,029
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	99,939
Evergy Metro Incorporated	3.15	3-15-2023	140,000	148,333
Eversource Energy	2.80	5-1-2023	122,000	128,441
Exelon Corporation	4.95	6-15-2035	140,000	170,594
Exelon Generation Company LLC	4.25	6-15-2022	157,000	166,297
FirstEnergy Corporation	4.25	3-15-2023	168,000	178,189
Florida Power & Light Company	4.05	6-1-2042	175,000	218,661
Florida Power & Light Company	5.95	2-1-2038	224,000	340,182
Florida Power & Light Company	5.96	4-1-2039	175,000	263,163

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Florida Power Corporation	5.65%	4-1-2040	$87,000	$124,998
Georgia Power Company	4.30	3-15-2042	175,000	206,781
Interstate Power & Light Company	6.25	7-15-2039	21,000	30,490
Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	179,446
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	109,949
Northern States Power Company of Minnesota	3.40	8-15-2042	175,000	198,973
Northern States Power Company of Minnesota	5.35	11-1-2039	28,000	41,046
NSTAR Electric Company	2.38	10-15-2022	140,000	145,122
NSTAR Electric Company	5.50	3-15-2040	70,000	99,010
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	137,014
Ohio Edison Company	6.88	7-15-2036	175,000	248,399
Ohio Power Company	5.38	10-1-2021	45,000	47,461
Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	178,982
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	181,180
PacifiCorp	3.60	4-1-2024	175,000	192,321
PacifiCorp	4.10	2-1-2042	70,000	85,751
PacifiCorp	5.75	4-1-2037	175,000	247,386
Potomac Electric Power Company	3.60	3-15-2024	175,000	190,969
Potomac Electric Power Company	6.50	11-15-2037	140,000	212,345
PPL Electric Utilities	4.75	7-15-2043	105,000	140,979
PPL Electric Utilities	6.25	5-15-2039	31,000	45,865
PSEG Power LLC	8.63	4-15-2031	75,000	110,553
Public Service Company of Colorado	2.25	9-15-2022	70,000	72,011
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	146,456
Public Service Electric & Gas Company	3.65	9-1-2042	175,000	207,428
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	168,158
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	85,723
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	100,739
South Carolina Electric & Gas Company	5.10	6-1-2065	100,000	152,245
Southern California Edison Company	3.90	3-15-2043	105,000	113,127
Southern California Edison Company	5.35	7-15-2035	126,000	167,174
Southern California Edison Company	5.50	3-15-2040	140,000	177,662
Southern California Edison Company	6.00	1-15-2034	70,000	94,552
Southern Company	2.95	7-1-2023	200,000	212,607
Southwestern Electric Power Company	6.20	3-15-2040	35,000	48,103
TXU Electric Delivery Company	7.25	1-15-2033	52,000	79,017
Union Electric Company	3.90	9-15-2042	175,000	206,346
Union Electric Company	8.45	3-15-2039	56,000	94,529
Virginia Electric & Power Company	3.10	5-15-2025	70,000	77,216
Virginia Electric & Power Company	3.45	2-15-2024	105,000	114,054
Virginia Electric & Power Company	4.20	5-15-2045	105,000	133,558
Virginia Electric & Power Company	4.45	2-15-2044	105,000	136,821
Virginia Electric & Power Company	6.00	1-15-2036	70,000	97,882
Westar Energy Incorporated	4.10	4-1-2043	210,000	254,779
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	95,869
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	148,809
Wisconsin Power & Light Company	6.38	8-15-2037	175,000	262,335

				13,738,124

Gas Utilities: 0.50%
Atmos Energy Corporation	4.13	10-15-2044	245,000	303,346
Atmos Energy Corporation	5.50	6-15-2041	42,000	59,298
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	104,563
National Fuel Gas Company	3.75	3-1-2023	218,000	225,561
One Gas Incorporated	3.61	2-1-2024	70,000	76,401
One Gas Incorporated	4.66	2-1-2044	35,000	45,183

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  17

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Gas Utilities (continued)
Piedmont Natural Gas Company	4.65%	8-1-2043	$35,000	$44,749
Southern California Gas Company	5.13	11-15-2040	70,000	94,182
Southern Company Gas Capital Corporation	4.40	6-1-2043	140,000	165,638

				1,118,921

Multi-Utilities: 1.66%
Black Hills Corporation	4.25	11-30-2023	210,000	230,729
CMS Energy Corporation	5.05	3-15-2022	245,000	258,278
Consumers Energy Company	3.95	5-15-2043	140,000	173,139
Dominion Resources Incorporated	2.75	9-15-2022	210,000	218,105
Dominion Resources Incorporated	4.90	8-1-2041	42,000	54,514
Dominion Resources Incorporated	5.95	6-15-2035	157,000	215,686
DTE Energy Company	3.30	6-15-2022	70,000	72,904
DTE Energy Company	3.85	12-1-2023	170,000	185,750
Entergy Louisiana LLC	4.20	4-1-2050	500,000	648,150
NiSource Finance Corporation	5.65	2-1-2045	140,000	192,754
Puget Energy Incorporated	3.65	5-15-2025	140,000	149,778
Puget Energy Incorporated	6.00	9-1-2021	175,000	184,141
Sempra Energy	2.88	10-1-2022	140,000	145,478
Sempra Energy	3.25	6-15-2027	300,000	332,618
Sempra Energy	4.00	2-1-2048	400,000	463,390
WEC Energy Group Incorporated	3.55	6-15-2025	140,000	157,205

				3,682,619

Water Utilities: 0.10%
American Water Capital Corporation	3.40	3-1-2025	210,000	233,194

Total Corporate Bonds and Notes (Cost $155,869,291)				177,788,586

Yankee Corporate Bonds and Notes: 16.45%

Communication Services: 1.48%

Diversified Telecommunication Services: 0.51%
British Telecommunications plc	9.63	12-15-2030	200,000	325,581
Telefonica Emisiones SA	4.90	3-6-2048	300,000	353,815
Telefonica Europe BV	8.25	9-15-2030	294,000	447,977

				1,127,373

Wireless Telecommunication Services: 0.97%
America Movil SAB de CV	4.38	4-22-2049	500,000	623,633
Rogers Communications Incorporated	4.35	5-1-2049	300,000	373,290
Vodafone Group plc	2.95	2-19-2023	190,000	201,085
Vodafone Group plc	4.38	2-19-2043	350,000	409,544
Vodafone Group plc	6.25	11-30-2032	210,000	286,708
Vodafone Group plc	7.88	2-15-2030	175,000	256,134

				2,150,394

Consumer Discretionary: 0.51%

Auto Components: 0.09%
Magna International Incorporated	4.15	10-1-2025	175,000	199,487

Internet & Direct Marketing Retail: 0.42%
Alibaba Group Holding Limited	3.13	11-28-2021	250,000	257,395
Alibaba Group Holding Limited	3.40	12-6-2027	400,000	452,587
Alibaba Group Holding Limited	3.60	11-28-2024	200,000	221,138

				931,120

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer Staples: 0.18%

Beverages: 0.18%
Diageo Capital plc	2.63%	4-29-2023	$210,000	$220,812
Diageo Capital plc	5.88	9-30-2036	122,000	175,423

				396,235

Energy: 1.46%

Oil, Gas & Consumable Fuels: 1.46%
BP Capital Markets plc	3.81	2-10-2024	350,000	386,065
Canadian Natural Resources Limited	3.85	6-1-2027	200,000	216,566
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	228,862
Canadian Natural Resources Limited	4.95	6-1-2047	200,000	232,070
Canadian Natural Resources Limited	6.75	2-1-2039	110,000	142,006
Husky Energy Incorporated	6.80	9-15-2037	70,000	85,817
Petro-Canada	5.95	5-15-2035	140,000	175,218
Suncor Energy Incorporated	5.95	12-1-2034	52,000	63,317
Total Capital Canada Limited	2.75	7-15-2023	245,000	262,176
Total Capital International SA	2.70	1-25-2023	385,000	405,956
Total Capital International SA	2.88	2-17-2022	175,000	181,530
Total Capital International SA	3.75	4-10-2024	350,000	388,990
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	190,933
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	288,090

				3,247,596

Financials: 10.43%

Banks: 7.84%
Australia & New Zealand Banking Group Limited	2.55	11-23-2021	250,000	256,904
Australia & New Zealand Banking Group Limited	2.63	5-19-2022	300,000	311,942
Bank of Montreal	2.35	9-11-2022	200,000	208,421
Bank of Montreal (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +1.43%) ±	3.80	12-15-2032	600,000	664,992
Bank of Nova Scotia	2.45	9-19-2022	300,000	313,280
Bank of Nova Scotia	4.50	12-16-2025	500,000	581,039
Barclays plc	4.38	1-12-2026	200,000	227,418
Barclays plc	5.25	8-17-2045	400,000	548,358
BNP Paribas	4.25	10-15-2024	400,000	445,635
BPCE SA	2.75	12-2-2021	330,000	339,709
Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	879,303
Credit Suisse Group Funding Limited	4.55	4-17-2026	950,000	1,114,095
Deutsche Bank	3.95	2-27-2023	300,000	316,963
HSBC Holdings plc	4.00	3-30-2022	200,000	210,790
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	400,000	466,974
ING Banking Group plc	4.55	10-2-2028	900,000	1,099,257
Lloyds Banking Group plc	4.58	12-10-2025	250,000	281,431
Lloyds Banking Group plc	5.30	12-1-2045	300,000	415,182
Mitsubishi UFJ Financial Group Incorporated	2.19	9-13-2021	600,000	611,135
Mitsubishi UFJ Financial Group Incorporated	3.22	3-7-2022	1,300,000	1,354,098
Mitsubishi UFJ Financial Group Incorporated	3.68	2-22-2027	200,000	227,610
Mizuho Financial Group	3.17	9-11-2027	600,000	665,546
National Australia Bank Limited	2.50	7-12-2026	800,000	872,814
NatWest Group plc	3.88	9-12-2023	300,000	325,527
NatWest Group plc	4.80	4-5-2026	400,000	469,937
Rabobank Nederland NV	3.88	2-8-2022	250,000	262,745
Royal Bank of Canada	4.65	1-27-2026	700,000	828,900
Santander UK plc	4.00	3-13-2024	200,000	221,425

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  19

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Banks (continued)
Sumitomo Mitsui Banking Corporation	3.95%	7-19-2023	$250,000	$272,742
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	725,638
Toronto Dominion Bank	3.50	7-19-2023	300,000	327,548
Toronto Dominion Bank (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +2.21%) ±	3.63	9-15-2031	525,000	597,025
Westpac Banking Corporation	2.50	6-28-2022	200,000	208,028
Westpac Banking Corporation	2.85	5-13-2026	700,000	777,285

				17,429,696

Capital Markets: 0.09%
Invesco Finance plc	4.00	1-30-2024	175,000	191,692

Diversified Financial Services: 2.26%
AerCap Ireland Capital DAC	3.95	2-1-2022	520,000	526,563
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	192,394
BHP Billiton Finance USA Limited	3.85	9-30-2023	200,000	221,160
Brookfield Finance Incorporated	4.25	6-2-2026	200,000	228,217
ConocoPhillips Canada Funding Company	5.95	10-15-2036	210,000	293,129
DH Europe Finance II	3.25	11-15-2039	900,000	1,009,822
GE Capital International Funding Company	3.37	11-15-2025	550,000	582,870
Medtronic Global Holdings Company	3.35	4-1-2027	300,000	343,691
Shell International Finance BV	2.25	1-6-2023	175,000	183,313
Shell International Finance BV	2.38	8-21-2022	175,000	181,949
Shell International Finance BV	2.88	5-10-2026	230,000	255,957
Shell International Finance BV	3.25	5-11-2025	350,000	390,981
Shell International Finance BV	3.40	8-12-2023	175,000	190,089
Shell International Finance BV	3.63	8-21-2042	175,000	193,791
WPP Finance Limited 2010	3.75	9-19-2024	200,000	219,359

				5,013,285

Insurance: 0.24%
Aon plc	3.88	12-15-2025	200,000	229,316
Aon plc	4.00	11-27-2023	105,000	115,126
XLIT Limited	5.25	12-15-2043	140,000	190,521

				534,963

Health Care: 0.77%

Health Care Equipment & Supplies: 0.12%
Koninklijke Philips Electronics NV	6.88	3-11-2038	175,000	266,665

Pharmaceuticals: 0.65%
AstraZeneca plc	3.38	11-16-2025	500,000	563,681
AstraZeneca plc	4.38	11-16-2045	200,000	263,268
Shire plc	3.20	9-23-2026	560,000	627,124

				1,454,073

Industrials: 0.52%

Machinery: 0.17%
Trane Technologies Luxembourg Finance SA	4.50	3-21-2049	300,000	375,918

Professional Services: 0.16%
Thomson Reuters Corporation	4.30	11-23-2023	210,000	230,839
Thomson Reuters Corporation	5.85	4-15-2040	94,000	125,511

				356,350

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Road & Rail: 0.19%
Canadian National Railway Company	6.20%	6-1-2036	$140,000	$213,317
Canadian Pacific Railway Company	4.45	3-15-2023	140,000	151,789
Canadian Pacific Railway Company	5.95	5-15-2037	45,000	66,599

				431,705

Information Technology: 0.17%

Technology Hardware, Storage & Peripherals: 0.17%
Seagate HDD	4.75	1-1-2025	350,000	381,670

Materials: 0.93%

Chemicals: 0.55%
LyondellBasell Industries NV	4.63	2-26-2055	350,000	398,609
Nutrien Limited	3.63	3-15-2024	200,000	218,249
Nutrien Limited	5.00	4-1-2049	200,000	260,580
Nutrien Limited	5.63	12-1-2040	140,000	178,653
Nutrien Limited	6.13	1-15-2041	115,000	152,313

				1,208,404

Metals & Mining: 0.38%
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	175,000	222,162
Vale Overseas Limited	6.88	11-21-2036	382,000	507,434
Vale Overseas Limited	6.88	11-10-2039	91,000	122,736

				852,332

Total Yankee Corporate Bonds and Notes (Cost $32,445,253)				36,548,958

	Yield		Shares
Short-Term Investments: 3.98%

Investment Companies: 3.98%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.06		8,837,670	8,837,670

Total Short-Term Investments (Cost $8,837,670)				8,837,670

Total investments in securities (Cost $197,152,214)	100.43%	223,175,214

Other assets and liabilities, net	(0.43)	(946,909)

Total net assets	100.00%	$222,228,305

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LIBOR	London Interbank Offered Rate

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  21

Portfolio of investments—August 31, 2020 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$289,733	$38,780,166	$(30,232,229)	$0	$0	$1,649	$8,837,670	3.98%

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Statement of assets and liabilities—August 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $188,314,544)	$214,337,544
Investments in affiliated securities, at value (cost $8,837,670)	8,837,670
Receivable for investments sold	179,792
Receivable for interest	2,086,923
Prepaid expenses and other assets	4,612

Total assets	225,446,541

Liabilities
Payable for investments purchased	3,092,526
Advisory fee payable	992
Trustees’ fees and expenses payable	1,966
Accrued expenses and other liabilities	122,752

Total liabilities	3,218,236

Total net assets	$222,228,305

The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  23

Statement of operations—six months ended August 31, 2020 (unaudited)

Investment income
Interest	$3,736,400
Income from affiliated securities	1,649

Total investment income	3,738,049

Expenses
Advisory fee	54,490
Custody and accounting fees	11,345
Professional fees	22,434
Shareholder report expenses	4,253
Trustees’ fees and expenses	9,898
Other fees and expenses	8,311

Total expenses	110,731
Less: Fee waivers and/or expense reimbursements	(45,094)

Net expenses	65,637

Net investment income	3,672,412

Realized and unrealized gains (losses) on investments
Net realized gains on investments	1,815,765
Net change in unrealized gains (losses) on investments	(130,299)

Net realized and unrealized gains (losses) on investments	1,685,466

Net increase in net assets resulting from operations	$5,357,878

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Statement of changes in net assets

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020

Operations
Net investment income	$3,672,412	$9,435,352
Net realized gains on investments	1,815,765	3,167,122
Net change in unrealized gains (losses) on investments	(130,299)	25,957,585

Net increase in net assets resulting from operations	5,357,878	38,560,059

Capital transactions
Transactions in investors’ beneficial interests
Contributions	25,891,576	29,912,651
Withdrawals	(70,937,006)	(70,686,869)

Net decrease in net assets resulting from capital transactions	(45,045,430)	(40,774,218)

Total decrease in net assets	(39,687,552)	(2,214,159)

Net assets
Beginning of period	261,915,857	264,130,016

End of period	$222,228,305	$261,915,857

The accompanying notes are an integral part of these financial statements.

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Financial highlights

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28
			2019	2018[1]
Total return[2]	2.71%	15.72%	2.29%	(0.12)%
Ratios to average net assets (annualized)
Gross expenses	0.10%	0.10%	0.09%	0.08%
Net expenses	0.06%	0.07%	0.08%	0.08%
Net investment income	3.37%	3.59%	3.74%	3.48%
Supplemental data
Portfolio turnover rate	11%	18%	25%	61%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Investment Grade Corporate Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.

Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Investment Company Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Federal and other taxes

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  27

Notes to financial statements (unaudited)

As of August 31, 2020, the aggregate cost of all investments for federal income tax purposes was $197,152,214 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$26,206,855

Gross unrealized losses	(183,855)

Net unrealized gains	$26,023,000

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Corporate bonds and notes	$0	$177,788,586	$0	$177,788,586

Yankee corporate bonds and notes	0	36,548,958	0	36,548,958

Short-term investments

Investment companies	8,837,670	0	0	8,837,670

Total assets	$8,837,670	$214,337,544	$0	$223,175,214

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended August 31, 2020, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.

28  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2020 were $23,049,423 and $67,498,743, respectively.

6. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended August 31, 2020, there were no borrowings by the Portfolio under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund invested a concentration of its portfolio in the financials sector. A portfolio that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  29

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  33

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT, ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Emerging Markets Bond Fund, Wells Fargo High Yield Corporate Bond Fund, Wells Fargo International Government Bond Fund, Wells Fargo U.S. Core Bond Fund, Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Equity Portfolio, Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, Wells Fargo International Government Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at a meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board of Funds Trust, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of Funds Trust identified in the table below (individually, an “Index Fund” and collectively, the “Index Funds”) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”).

Index Funds

Wells Fargo Emerging Markets Bond Fund

Wells Fargo High Yield Corporate Bond Fund

Wells Fargo International Government Bond Fund

Wells Fargo U.S. Core Bond Fund

In addition, the Funds Trust Board reviewed and approved an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”) for the U.S. Core Bond Fund (the “Core Bond Fund Sub-Advisory Agreement”).

At the Meeting, the Board of Master Trust, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved for each of the portfolios of Master Trust identified in the table below (individually, a “Master Portfolio” and collectively, the “Master Portfolios”): (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management; and (ii) an investment sub-advisory agreement (each, a “Master Portfolio Sub-Advisory Agreement”, and collectively, the “Master Portfolio Sub-Advisory Agreements”) with the sub-adviser(s) identified in the chart below (each, a “Sub-Adviser”, and collectively, the “Sub-Advisers”) for the corresponding Master Portfolio identified.

Master Portfolios	Sub-Advisers

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio	WellsCap

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	WellsCap

Wells Fargo Emerging Markets Bond Portfolio	Wells Fargo Asset Management (International), Limited (“WFAM International”)

Wells Fargo Factor Enhanced International Equity Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Large Cap Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Small Cap Portfolio	WellsCap

Wells Fargo International Government Bond Portfolio	WFAM International

Wells Fargo Investment Grade Corporate Bond Portfolio	WellsCap

Wells Fargo High Yield Corporate Bond Portfolio	WellsCap

Wells Fargo Strategic Retirement Bond Portfolio	WellsCap

Wells Fargo U.S. REIT Portfolio	WellsCap

34  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Other information (unaudited)

The Index Funds and the Master Portfolios are collectively referred to as the “Funds.” The Management Agreement, the Core Bond Fund Sub-Advisory Agreement, the Master Portfolio Advisory Agreement and the Master Portfolio Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

The Boards noted that each of the Index Funds is a feeder fund that invests all of its assets in its corresponding Master Portfolio, with the exception of the U.S. Core Bond Fund, which invests in multiple Master Portfolios. Information provided to the Boards regarding the Index Funds is also applicable to the Master Portfolios identified above, as relevant.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board of Funds Trust unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Board of Master Trust unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers under each of the Advisory Agreements was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Advisory Agreements, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, and a summary of investments made in the business of WFAM. The Boards also received a description of Funds Management’s and the Sub-Advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Boards also received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Boards also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board of Master Trust noted that each of the Master Portfolios replicates the performance of a proprietary index provided by an affiliate of Funds Management, except that the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, and the Wells Fargo Strategic Retirement Bond Portfolio track the performance of third-party indexes. The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  35

Other information (unaudited)

Fund investment performance and expenses

The Boards considered the investment performance results for each of the Master Portfolios for the one-year period ended December 31, 2019. The Boards also considered more current results for the one-year period ended March 31, 2020. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Master Portfolios (each, a “Universe”), and in comparison to each Master Portfolio’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Boards noted the short performance history of the Master Portfolios. For the one-year period ended December 31, 2019, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe; and (ii) the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe. For the one-year period ended March 31, 2020, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe, and (ii) the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe.

The Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index for the one-year period ended December 31, 2019, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo U.S. REIT Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo International Government Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark. For the one-year period ended March 31, 2020, the Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo U.S. REIT Portfolio, the Wells Fargo Investment Grade Corporate Bond Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than, equal to or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo International Government Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark.

The Boards received information concerning, and discussed factors contributing to, the underperformance of certain Master Portfolios, relative to the Universe and benchmark index, for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

The Board of Funds Trust took note of the investment performance of the Master Portfolios in the context of reviewing the investment performance of the Index Funds. The Board of Funds Trust also received and considered information regarding the “zero fee and expense” structure of each Index Fund. Specifically, the Funds Trust Board noted that each Index Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees,

36  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Other information (unaudited)

Rule 12b-1 fees, and other fees, are zero. The Funds Trust Board also noted that Funds Management assumes and pays or reimburses all of the ordinary operating expenses of each Index Fund, including acquired fund fees and expenses, pursuant to an agreement with each of the Index Funds (the “Fee and Expense Agreement”). The Funds Trust Board further noted that Funds Management receives a fee from Wells Fargo Wealth and Investment Management (“WIM”) pursuant to an intercompany agreement equal to the Master Portfolio fees and expenses absorbed by Funds Management through its Fee and Expense Agreement with each of the Index Funds.

With respect to the Master Portfolios, the Board of Master Trust received and considered information regarding the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Funds (the “Groups”). The Boards received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.

The Boards took into account the Funds’ expense information and the Master Portfolios’ performance information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Board of Funds Trust reviewed and considered that the contractual investment management fee rate payable by each Index Fund to Funds Management for investment management services zero, and also reviewed and considered that each Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of each Fund, including acquired fund fees and expenses, under the Fee and Expense Agreement. The Board of Funds Trust also reviewed and considered that the contractual investment sub-advisory fee rate payable by Funds Management to WellsCap for investment sub-advisory services for the U.S. Core Bond Fund is also zero.

The Board of Master Trust reviewed and considered the contractual fee rates payable by the Master Portfolios to Funds Management under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Board of Master Trust also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

The Board of Master Trust reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Groups at a common asset level. The Board of Master Trust noted that the Advisory Agreement Rates of each Master Portfolio were lower than or equal to the median rate for such Master Portfolio’s expense Groups.

The Boards also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Boards ascribed limited relevance to the allocation of fees between them.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Fund Trust determined that the compensation received by Funds Management from WIM pursuant to the intercompany agreement, and the absence of compensation payable by the Funds to Funds Management pursuant to the Management Agreement or to WellsCap pursuant to the Core Bond Fund Sub-Advisory Agreement, was reasonable. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Master Trust determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates for each Master Portfolio were reasonable.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Boards noted that the Sub-Advisers’ profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  37

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Boards did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent them from approving the continuation of the Advisory Agreements.

Economies of scale

The Boards received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Boards noted the existence of breakpoints in the each Master Portfolio’s advisory fee structure and each Index Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Funds in relation to such breakpoints. The Boards considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Boards concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers was reasonable.

38  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including each Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined as the risk that a Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), each Portfolio’s investment adviser, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting any Portfolio were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  39

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

Semi-Annual Report

August 31, 2020

Wells Fargo

Strategic Retirement Bond Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Strategic Retirement Bond Portfolio  |  1

Portfolio information (unaudited)

Investment objective

The Portfolio seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays US Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays US Intermediate Government Bond Index, before fees and expenses

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jay N. Mueller, CFA®‡

Janet S. Rilling, CFA®‡, CPA

Michal Stanczyk

Ten largest holdings (%) as of August 31, 2020[1]

TIPS, 0.13%, 4-15-2022	2.72

TIPS, 0.38%, 1-15-2027	2.51

TIPS, 0.13%, 1-15-2023	2.45

TIPS, 0.50%, 1-15-2028	2.42

TIPS, 0.13%, 7-15-2024	2.40

TIPS, 0.38%, 7-15-2025	2.35

TIPS, 0.13%, 1-15-2022	2.35

TIPS, 2.38%, 1-15-2025	2.16

TIPS, 0.13%, 1-15-2030	2.14

TIPS, 0.63%, 1-15-2024	2.13

Portfolio composition as of August 31, 2020[2]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[2]	Amounts are calculated based on the total long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

2  |  Wells Fargo Strategic Retirement Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities: 2.15%
FHLB	2.00%	9-9-2022	$200,000	$207,498
FHLB	2.13	6-9-2023	35,000	36,798
FHLB	2.38	9-10-2021	200,000	204,585
FHLB	2.75	12-13-2024	20,000	22,006
FHLB	3.25	6-9-2023	50,000	54,093
FNMA	0.38	7-21-2025	95,000	94,738
FNMA	1.38	10-7-2021	295,000	298,931
FNMA	1.88	9-24-2026	135,000	145,634
FNMA	2.13	4-24-2026	28,000	30,571
FNMA	2.63	9-6-2024	100,000	109,335
FNMA	2.88	9-12-2023	175,000	188,977

Total Agency Securities (Cost $1,346,525)				1,393,166

U.S. Treasury Securities: 97.45%
TIPS	0.13	1-15-2022	1,491,841	1,522,144
TIPS	0.13	4-15-2022	1,725,436	1,764,561
TIPS	0.13	7-15-2022	748,721	772,440
TIPS	0.13	1-15-2023	1,534,305	1,590,343
TIPS	0.13	7-15-2024	1,457,853	1,553,895
TIPS	0.13	10-15-2024	1,150,290	1,230,900
TIPS	0.13	4-15-2025	1,122,604	1,206,032
TIPS	0.13	7-15-2026	658,084	720,126
TIPS	0.13	1-15-2030	1,242,257	1,388,222
TIPS	0.13	7-15-2030	422,230	475,726
TIPS	0.25	1-15-2025	772,643	831,271
TIPS	0.25	7-15-2029	599,552	678,032
TIPS	0.38	7-15-2023	1,129,721	1,193,356
TIPS	0.38	7-15-2025	1,391,232	1,523,046
TIPS	0.38	1-15-2027	1,467,166	1,630,188
TIPS	0.38	7-15-2027	532,113	596,788
TIPS	0.50	4-15-2024	638,738	683,387
TIPS	0.50	1-15-2028	1,384,546	1,566,781
TIPS	0.63	4-15-2023	1,208,897	1,272,813
TIPS	0.63	1-15-2024	1,288,034	1,378,674
TIPS	0.63	1-15-2026	775,603	862,162
TIPS	0.75	7-15-2028	764,988	889,822
TIPS	0.88	1-15-2029	964,647	1,134,289
TIPS	1.75	1-15-2028	725,901	891,327
TIPS	2.00	1-15-2026	863,602	1,026,843
TIPS	2.38	1-15-2025	1,195,116	1,401,344
TIPS	2.38	1-15-2027	585,379	729,128
TIPS	2.50	1-15-2029	582,252	768,254
TIPS	3.63	4-15-2028	79,681	110,248
TIPS	3.88	4-15-2029	744,753	1,082,786
U.S. Treasury Bond	1.50	2-15-2030	475,000	511,052
U.S. Treasury Bond	2.88	5-15-2028	645,000	758,127
U.S. Treasury Bond	6.13	11-15-2027	215,000	301,277
U.S. Treasury Bond	6.13	8-15-2029	115,000	170,438
U.S. Treasury Bond	6.38	8-15-2027	125,000	175,693
U.S. Treasury Bond	6.88	8-15-2025	20,000	26,494
U.S. Treasury Note	0.50	6-30-2027	320,000	320,450
U.S. Treasury Note	1.13	9-30-2021	510,000	515,259
U.S. Treasury Note	1.25	10-31-2021	513,000	519,493
U.S. Treasury Note	1.25	7-31-2023	488,000	503,555
U.S. Treasury Note	1.38	6-30-2023	489,000	505,848

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Retirement Bond Portfolio  |  3

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.38%	8-31-2023	$490,000	$507,896
U.S. Treasury Note	1.38	9-30-2023	339,000	351,660
U.S. Treasury Note	1.38	8-31-2026	380,000	402,102
U.S. Treasury Note	1.50	3-31-2023	40,000	41,398
U.S. Treasury Note	1.50	8-15-2026	325,000	346,176
U.S. Treasury Note	1.63	8-15-2022	365,000	375,594
U.S. Treasury Note	1.63	11-15-2022	20,000	20,653
U.S. Treasury Note	1.63	4-30-2023	483,000	501,999
U.S. Treasury Note	1.63	5-31-2023	435,000	452,655
U.S. Treasury Note	1.63	10-31-2023	486,000	508,421
U.S. Treasury Note	1.63	2-15-2026	663,000	709,151
U.S. Treasury Note	1.63	5-15-2026	54,000	57,850
U.S. Treasury Note	1.63	11-30-2026	410,000	440,462
U.S. Treasury Note	1.75	2-28-2022	483,000	494,584
U.S. Treasury Note	1.75	3-31-2022	484,000	496,232
U.S. Treasury Note	1.75	5-31-2022	507,000	521,200
U.S. Treasury Note	1.75	6-30-2022	305,000	313,936
U.S. Treasury Note	1.75	9-30-2022	420,000	434,126
U.S. Treasury Note	1.75	1-31-2023	10,000	10,389
U.S. Treasury Note	1.75	5-15-2023	130,000	135,601
U.S. Treasury Note	1.75	11-15-2029	85,000	93,354
U.S. Treasury Note	1.88	2-28-2022	450,000	461,637
U.S. Treasury Note	1.88	4-30-2022	505,000	519,499
U.S. Treasury Note	1.88	8-31-2022	417,000	431,448
U.S. Treasury Note	1.88	8-31-2024	160,000	170,569
U.S. Treasury Note	1.88	7-31-2026	20,000	21,748
U.S. Treasury Note	2.00	10-31-2021	479,000	489,254
U.S. Treasury Note	2.00	2-15-2022	10,000	10,267
U.S. Treasury Note	2.00	7-31-2022	190,000	196,746
U.S. Treasury Note	2.00	11-30-2022	10,000	10,417
U.S. Treasury Note	2.00	2-15-2023	285,000	297,981
U.S. Treasury Note	2.00	4-30-2024	10,000	10,657
U.S. Treasury Note	2.00	5-31-2024	269,000	287,042
U.S. Treasury Note	2.00	6-30-2024	185,000	197,661
U.S. Treasury Note	2.00	2-15-2025	597,000	643,431
U.S. Treasury Note	2.00	8-15-2025	645,000	699,649
U.S. Treasury Note	2.00	11-15-2026	520,000	570,436
U.S. Treasury Note	2.13	12-31-2021	474,000	486,424
U.S. Treasury Note	2.13	12-31-2022	510,000	533,508
U.S. Treasury Note	2.13	2-29-2024	378,000	403,530
U.S. Treasury Note	2.13	3-31-2024	500,000	534,531
U.S. Treasury Note	2.13	5-15-2025	75,000	81,524
U.S. Treasury Note	2.25	12-31-2023	472,000	504,468
U.S. Treasury Note	2.25	1-31-2024	474,000	507,384
U.S. Treasury Note	2.25	4-30-2024	235,000	252,625
U.S. Treasury Note	2.25	10-31-2024	490,000	531,191
U.S. Treasury Note	2.25	11-15-2024	10,000	10,848
U.S. Treasury Note	2.25	2-15-2027	485,000	540,908
U.S. Treasury Note	2.25	8-15-2027	480,000	537,975
U.S. Treasury Note	2.25	11-15-2027	650,000	730,285
U.S. Treasury Note	2.38	5-15-2027	453,000	510,191
U.S. Treasury Note	2.50	1-15-2022	585,000	603,807
U.S. Treasury Note	2.50	5-15-2024	455,000	493,728
U.S. Treasury Note	2.63	12-31-2023	375,000	405,454
U.S. Treasury Note	2.63	3-31-2025	345,000	382,303
U.S. Treasury Note	2.63	1-31-2026	445,000	499,930

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Strategic Retirement Bond Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.75%	9-15-2021	$560,000	$575,050
U.S. Treasury Note	2.75	8-31-2023	15,000	16,162
U.S. Treasury Note	2.75	11-15-2023	76,000	82,255
U.S. Treasury Note	2.75	2-15-2024	585,000	636,759
U.S. Treasury Note	2.75	8-31-2025	325,000	364,838
U.S. Treasury Note	2.75	2-15-2028	520,000	604,500
U.S. Treasury Note	2.88	4-30-2025	470,000	527,134
U.S. Treasury Note	2.88	5-31-2025	490,000	550,484
U.S. Treasury Note	2.88	11-30-2025	125,000	141,714
U.S. Treasury Note	2.88	8-15-2028	390,000	459,926
U.S. Treasury Note	3.13	11-15-2028	370,000	445,127
U.S. Treasury Note	6.00	2-15-2026	146,000	190,781
U.S. Treasury Note	6.50	11-15-2026	30,000	41,256
U.S. Treasury Note	6.63	2-15-2027	235,000	327,917
U.S. Treasury Note	6.75	8-15-2026	220,000	302,827
U.S. Treasury Note	8.00	11-15-2021	331,000	362,342

Total U.S. Treasury Securities (Cost $59,178,306)				63,196,181

	Yield		Shares
Short-Term Investments: 0.63%

Investment Companies: 0.63%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.06		412,639	412,639

Total Short-Term Investments (Cost $412,639)				412,639

Total investments in securities (Cost $60,937,470)	100.23%	65,001,986

Other assets and liabilities, net	(0.23)	(150,590)

Total net assets	100.00%	$64,851,396

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FHLB	Federal Home Loan Bank

FNMA	Federal National Mortgage Association

TIPS	Treasury inflation-protected securities

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$281,311	$5,032,522	$(4,901,194)	$0	$0	$308	$412,639	0.63%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Retirement Bond Portfolio  |  5

Statement of assets and liabilities—August 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $60,524,831)	$64,589,347
Investments in affiliated securities, at value (cost $412,639)	412,639
Receivable for investments sold	324,094
Receivable for interest	172,533
Receivable from adviser	4,153
Prepaid expenses and other assets	188

Total assets	65,502,954

Liabilities
Payable for investments purchased	606,156
Trustees’ fees and expenses payable	1,876
Accrued expenses and other liabilities	43,526

Total liabilities	651,558

Total net assets	$64,851,396

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Strategic Retirement Bond Portfolio

Statement of operations—six months ended August 31, 2020 (unaudited)

Investment income
Interest	$438,939
Income from affiliated securities	308

Total investment income	439,247

Expenses
Advisory fee	16,097
Custody and accounting fees	4,560
Professional fees	22,434
Shareholder report expenses	4,107
Trustees’ fees and expenses	9,898
Other fees and expenses	4,165

Total expenses	61,261
Less: Fee waivers and/or expense reimbursements	(36,082)

Net expenses	25,179

Net investment income	414,068

Realized and unrealized gains (losses) on investments
Net realized gains on investments	789,425
Net change in unrealized gains (losses) on investments	1,135,903

Net realized and unrealized gains (losses) on investments	1,925,328

Net increase in net assets resulting from operations	$2,339,396

The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020

Operations
Net investment income	$414,068	$1,640,300
Net realized gains on investments	789,425	168,387
Net change in unrealized gains (losses) on investments	1,135,903	3,638,073

Net increase in net assets resulting from operations	2,339,396	5,446,760

Capital transactions
Transactions in investors’ beneficial interests
Contributions	6,024,384	11,312,659
Withdrawals	(19,415,720)	(13,995,099)

Net decrease in net assets resulting from capital transactions	(13,391,336)	(2,682,440)

Total increase (decrease) in net assets	(11,051,940)	2,764,320

Net assets
Beginning of period	75,903,336	73,139,016

End of period	$64,851,396	$75,903,336

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Strategic Retirement Bond Portfolio

Financial highlights

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28
			2019	2018[1]
Total return[2]	3.77%	7.75%	2.47%	(1.40)%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.18%	0.16%	0.17%
Net expenses	0.08%	0.11%	0.14%	0.17%
Net investment income	1.29%	2.27%	2.23%	1.45%
Supplemental data
Portfolio turnover rate	16%	41%	23%	193%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

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Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Strategic Retirement Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.

Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Investment Company Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Federal and other taxes

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

10  |  Wells Fargo Strategic Retirement Bond Portfolio

Notes to financial statements (unaudited)

As of August 31, 2020, the aggregate cost of all investments for federal income tax purposes was $60,942,500 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$4,066,639

Gross unrealized losses	(7,153)

Net unrealized gains	$4,059,486

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$1,393,166	$0	$1,393,166

U.S. Treasury securities	63,196,181	0	0	63,196,181

Short-term investments

Investment companies	412,639	0	0	412,639

Total assets	$63,608,820	$1,393,166	$0	$65,001,986

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

Wells Fargo Strategic Retirement Bond Portfolio  |  11

Notes to financial statements (unaudited)

For the six months ended August 31, 2020, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2020 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$10,263,539	$94,738	$23,287,950	$0

6. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended August 31, 2020, there were no borrowings by the Portfolio under the agreement.

7. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

9. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

12  |  Wells Fargo Strategic Retirement Bond Portfolio

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Strategic Retirement Bond Portfolio  |  13

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT, ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Emerging Markets Bond Fund, Wells Fargo High Yield Corporate Bond Fund, Wells Fargo International Government Bond Fund, Wells Fargo U.S. Core Bond Fund, Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Equity Portfolio, Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, Wells Fargo International Government Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at a meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board of Funds Trust, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of Funds Trust identified in the table below (individually, an “Index Fund” and collectively, the “Index Funds”) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”).

Index Funds

Wells Fargo Emerging Markets Bond Fund

Wells Fargo High Yield Corporate Bond Fund

Wells Fargo International Government Bond Fund

Wells Fargo U.S. Core Bond Fund

In addition, the Funds Trust Board reviewed and approved an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”) for the U.S. Core Bond Fund (the “Core Bond Fund Sub-Advisory Agreement”).

At the Meeting, the Board of Master Trust, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved for each of the portfolios of Master Trust identified in the table below (individually, a “Master Portfolio” and collectively, the “Master Portfolios”): (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management; and (ii) an investment sub-advisory agreement (each, a “Master Portfolio Sub-Advisory Agreement”, and collectively, the “Master Portfolio Sub-Advisory Agreements”) with the sub-adviser(s) identified in the chart below (each, a “Sub-Adviser”, and collectively, the “Sub-Advisers”) for the corresponding Master Portfolio identified.

Master Portfolios	Sub-Advisers

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio	WellsCap

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	WellsCap

Wells Fargo Emerging Markets Bond Portfolio	Wells Fargo Asset Management (International), Limited (“WFAM International”)

Wells Fargo Factor Enhanced International Equity Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Large Cap Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Small Cap Portfolio	WellsCap

Wells Fargo International Government Bond Portfolio	WFAM International

Wells Fargo Investment Grade Corporate Bond Portfolio	WellsCap

Wells Fargo High Yield Corporate Bond Portfolio	WellsCap

Wells Fargo Strategic Retirement Bond Portfolio	WellsCap

Wells Fargo U.S. REIT Portfolio	WellsCap

Wells Fargo Strategic Retirement Bond Portfolio  |  17

Other information (unaudited)

The Index Funds and the Master Portfolios are collectively referred to as the “Funds.” The Management Agreement, the Core Bond Fund Sub-Advisory Agreement, the Master Portfolio Advisory Agreement and the Master Portfolio Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

The Boards noted that each of the Index Funds is a feeder fund that invests all of its assets in its corresponding Master Portfolio, with the exception of the U.S. Core Bond Fund, which invests in multiple Master Portfolios. Information provided to the Boards regarding the Index Funds is also applicable to the Master Portfolios identified above, as relevant.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board of Funds Trust unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Board of Master Trust unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers under each of the Advisory Agreements was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Advisory Agreements, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, and a summary of investments made in the business of WFAM. The Boards also received a description of Funds Management’s and the Sub-Advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Boards also received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Boards also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board of Master Trust noted that each of the Master Portfolios replicates the performance of a proprietary index provided by an affiliate of Funds Management, except that the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, and the Wells Fargo Strategic Retirement Bond Portfolio track the performance of third-party indexes. The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

18  |  Wells Fargo Strategic Retirement Bond Portfolio

Other information (unaudited)

Fund investment performance and expenses

The Boards considered the investment performance results for each of the Master Portfolios for the one-year period ended December 31, 2019. The Boards also considered more current results for the one-year period ended March 31, 2020. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Master Portfolios (each, a “Universe”), and in comparison to each Master Portfolio’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Boards noted the short performance history of the Master Portfolios. For the one-year period ended December 31, 2019, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe; and (ii) the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe. For the one-year period ended March 31, 2020, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe, and (ii) the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe.

The Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index for the one-year period ended December 31, 2019, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo U.S. REIT Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo International Government Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark. For the one-year period ended March 31, 2020, the Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo U.S. REIT Portfolio, the Wells Fargo Investment Grade Corporate Bond Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than, equal to or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo International Government Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark.

The Boards received information concerning, and discussed factors contributing to, the underperformance of certain Master Portfolios, relative to the Universe and benchmark index, for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

The Board of Funds Trust took note of the investment performance of the Master Portfolios in the context of reviewing the investment performance of the Index Funds. The Board of Funds Trust also received and considered information regarding the “zero fee and expense” structure of each Index Fund. Specifically, the Funds Trust Board noted that each Index Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, are zero. The Funds Trust Board also noted that Funds Management assumes and pays or

Wells Fargo Strategic Retirement Bond Portfolio  |  19

Other information (unaudited)

reimburses all of the ordinary operating expenses of each Index Fund, including acquired fund fees and expenses, pursuant to an agreement with each of the Index Funds (the “Fee and Expense Agreement”). The Funds Trust Board further noted that Funds Management receives a fee from Wells Fargo Wealth and Investment Management (“WIM”) pursuant to an intercompany agreement equal to the Master Portfolio fees and expenses absorbed by Funds Management through its Fee and Expense Agreement with each of the Index Funds.

With respect to the Master Portfolios, the Board of Master Trust received and considered information regarding the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Funds (the “Groups”). The Boards received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.

The Boards took into account the Funds’ expense information and the Master Portfolios’ performance information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Board of Funds Trust reviewed and considered that the contractual investment management fee rate payable by each Index Fund to Funds Management for investment management services zero, and also reviewed and considered that each Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of each Fund, including acquired fund fees and expenses, under the Fee and Expense Agreement. The Board of Funds Trust also reviewed and considered that the contractual investment sub-advisory fee rate payable by Funds Management to WellsCap for investment sub-advisory services for the U.S. Core Bond Fund is also zero.

The Board of Master Trust reviewed and considered the contractual fee rates payable by the Master Portfolios to Funds Management under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Board of Master Trust also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

The Board of Master Trust reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Groups at a common asset level. The Board of Master Trust noted that the Advisory Agreement Rates of each Master Portfolio were lower than or equal to the median rate for such Master Portfolio’s expense Groups.

The Boards also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Boards ascribed limited relevance to the allocation of fees between them.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Fund Trust determined that the compensation received by Funds Management from WIM pursuant to the intercompany agreement, and the absence of compensation payable by the Funds to Funds Management pursuant to the Management Agreement or to WellsCap pursuant to the Core Bond Fund Sub-Advisory Agreement, was reasonable. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Master Trust determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates for each Master Portfolio were reasonable.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Boards noted that the Sub-Advisers’ profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

20  |  Wells Fargo Strategic Retirement Bond Portfolio

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Boards did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent them from approving the continuation of the Advisory Agreements.

Economies of scale

The Boards received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Boards noted the existence of breakpoints in the each Master Portfolio’s advisory fee structure and each Index Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Funds in relation to such breakpoints. The Boards considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Boards concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers was reasonable.

Wells Fargo Strategic Retirement Bond Portfolio  |  21

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including each Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined as the risk that a Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), each Portfolio’s investment adviser, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting any Portfolio were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.

22  |  Wells Fargo Strategic Retirement Bond Portfolio

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

Semi-Annual Report

August 31, 2020

Wells Fargo U.S. REIT Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo U.S. REIT Portfolio  |  1

Portfolio information (unaudited)

Investment objective

The Portfolio seeks to replicate the total return of the Wells Fargo US REIT Index before fees and expenses.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Petros N. Bocray, CFA®‡

Ten largest holdings (%) as of August 31, 2020[1]

Prologis Incorporated	11.20

Digital Realty Trust Incorporated	6.25

Public Storage Incorporated	4.82

Welltower Incorporated	3.67

AvalonBay Communities Incorporated	3.34

Alexandria Real Estate Equities Incorporated	3.32

Equity Residential	3.14

Simon Property Group Incorporated	3.09

Invitation Homes Incorporated	2.38

Ventas Incorporated	2.32

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

2  |  Wells Fargo U.S. REIT Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

	Shares	Value
Common Stocks: 99.44%

Real Estate: 99.44%

Equity REITs: 99.44%
Acadia Realty Trust	3,062	$34,723
Alexandria Real Estate Equities Incorporated	4,779	804,688
American Assets Trust Incorporated	1,777	45,402
American Campus Communities Incorporated	4,923	166,890
American Homes 4 Rent Class A	9,263	265,292
Americold Realty Trust	7,153	274,318
Apartment Investment & Management Company Class A	5,389	194,166
Apple Hospitality REIT Incorporated	7,832	79,651
AvalonBay Communities Incorporated	5,116	808,635
Boston Properties Incorporated	5,087	441,908
Brandywine Realty Trust	6,048	67,314
Brixmor Property Group Incorporated	10,589	124,950
Brookfield Property REIT Class A	1,885	21,734
Camden Property Trust	3,594	326,838
Colony Capital Incorporated	17,120	46,395
Columbia Property Trust Incorporated	4,035	47,613
Community Healthcare Trust Incorporated	758	35,399
CoreCivic Incorporated	4,322	40,238
Corporate Office Properties Trust	4,031	99,324
Cousins Properties Incorporated	5,339	159,369
CubeSmart	7,004	221,466
DiamondRock Hospitality	7,319	38,791
Digital Realty Trust Incorporated	9,741	1,516,187
Diversified Healthcare Trust	8,526	32,399
Douglas Emmett Incorporated	6,025	168,218
Duke Realty Corporation	13,466	519,114
Easterly Government Properties Incorporated	2,694	65,168
EastGroup Properties Incorporated	1,378	183,494
Empire State Realty Trust Incorporated Class A	6,404	40,345
Equity Commonwealth	4,283	134,443
Equity Lifestyle Properties Incorporated	6,154	407,949
Equity Residential	13,465	760,099
Essential Properties Realty	3,283	55,713
Essex Property Trust Incorporated	2,391	517,675
Extra Space Storage Incorporated	4,616	491,835
Federal Realty Investment Trust	2,728	216,167
First Industrial Realty Trust Incorporated	4,561	194,527
Gaming and Leisure Properties Incorporated	7,442	270,517
Healthcare Realty Trust Incorporated	4,943	142,606
Healthcare Trust of America Incorporated Class A	7,971	210,355
Healthpeak Properties Incorporated	19,562	540,694
Highwoods Properties Incorporated	3,717	138,495
Host Hotels & Resorts Incorporated	25,741	289,071
Hudson Pacific Properties Incorporated	5,430	127,496
Independence Realty Trust Incorporated	3,370	39,463
Industrial Logistics Properties Trust	2,307	49,762
Innovative Industrial Properties Incorporated	744	91,579
Investors Real Estate Trust	439	31,213
Invitation Homes Incorporated	20,137	576,522
Iron Mountain Incorporated	10,441	314,170
JBG Smith Properties	4,306	119,147
Kilroy Realty Corporation	4,096	239,698
Kimco Realty Corporation	15,185	182,068
Kite Realty Group Trust	2,994	33,653
Lamar Advertising Company Class A	3,158	218,628

The accompanying notes are an integral part of these financial statements.

Wells Fargo U.S. REIT Portfolio  |  3

Portfolio of investments—August 31, 2020 (unaudited)

		Shares	Value
Equity REITs (continued)
Life Storage Incorporated		1,687	$177,860
LTC Properties Incorporated		1,414	51,597
Mack-Cali Realty Corporation		2,797	35,326
Mid-America Apartment Communities Incorporated		4,154	486,516
National Health Investors Incorporated		1,540	95,865
National Storage Affiliates Trust		1,935	66,390
NexPoint Residential Trust Incorporated		741	30,677
Office Properties Income Trust		1,689	40,266
Outfront Media Incorporated		5,241	88,730
Paramount Group Incorporated		6,881	50,919
Park Hotels & Resorts Incorporated		8,728	82,829
Pebblebrook Hotel Trust		4,830	60,955
Piedmont Office Realty Trust Incorporated Class A		4,466	68,374
Prologis Incorporated		26,665	2,716,097
PS Business Parks Incorporated		730	92,126
Public Storage Incorporated		5,504	1,169,050
Regency Centers Corporation		6,030	239,451
Retail Opportunity Investment Corporation		4,126	45,922
Rexford Industrial Realty Incorporated		4,473	214,615
RLJ Lodging Trust		6,141	57,971
RPT Realty		2,797	16,390
Ryman Hospitality Properties Incorporated		1,843	70,329
Seritage Growth Property Class A †		1,204	16,892
Service Properties Trust		6,051	49,679
Simon Property Group Incorporated		11,035	748,725
SITE Centers Corporation		5,430	40,779
SL Green Realty Corporation		2,648	123,820
STAG Industrial Incorporated		5,385	173,936
Summit Hotel Properties Incorporated		3,886	22,889
Sun Communities Incorporated		3,457	515,370
Sunstone Hotel Investors Incorporated		7,806	65,024
Tanger Factory Outlet Centers Incorporated		3,332	18,959
Taubman Centers Incorporated		2,164	82,881
Terreno Realty Corporation		2,375	141,645
The Geo Group Incorporated		4,327	48,289
The Macerich Company		5,083	40,308
UDR Incorporated		10,618	369,613
Uniti Group Incorporated		6,873	67,493
Urban Edge Properties		4,043	42,694
Ventas Incorporated		13,622	561,363
VICI Properties Incorporated		20,544	458,953
Vornado Realty Trust		6,257	224,188
Washington REIT		2,939	64,482
Weingarten Realty Investors		4,387	76,641
Welltower Incorporated		15,481	890,467
Xenia Hotels & Resorts Incorporated		4,228	37,967

Total Common Stocks (Cost $22,680,320)			24,104,886

	Yield
Short-Term Investments: 0.33%

Investment Companies: 0.33%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.06%	80,646	80,646

Total Short-Term Investments (Cost $80,646)			80,646

Total investments in securities (Cost $22,760,966)	99.77%		24,185,532

Other assets and liabilities, net	0.23		56,219

Total net assets	100.00%		$24,241,751

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo U.S. REIT Portfolio

Portfolio of investments—August 31, 2020 (unaudited)

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceed	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$239,974	$10,159,793	$(10,319,121)	$0	$0	$312	$80,646	0.33%

The accompanying notes are an integral part of these financial statements.

Wells Fargo U.S. REIT Portfolio  |  5

Statement of assets and liabilities—August 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $22,680,320)	$24,104,886
Investments in affiliated securities, at value (cost $80,646)	80,646
Receivable for investments sold	59,443
Receivable for dividends	11,529
Receivable from adviser	4,854
Prepaid expenses and other assets	37,409

Total assets	24,298,767

Liabilities
Payable for investments purchased	15,526
Professional fees payable	39,614
Trustees’ fees and expenses payable	1,876

Total liabilities	57,016

Total net assets	$24,241,751

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo U.S. REIT Portfolio

Statement of operations—six months ended August 31, 2020 (unaudited)

Investment income
Dividends	$465,864
Income from affiliated securities	312

Total investment income	466,176

Expenses
Advisory fee	11,984
Custody and accounting fees	13,802
Professional fees	16,411
Shareholder report expenses	3,598
Trustees’ fees and expenses	9,898
Other fees and expenses	2,891

Total expenses	58,584
Less: Fee waivers and/or expense reimbursements	(40,258)

Net expenses	18,326

Net investment income	447,850

Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,760,430)
Net change in unrealized gains (losses) on investments	(700,205)

Net realized and unrealized gains (losses) on investments	(2,460,635)

Net decrease in net assets resulting from operations	$(2,012,785)

The accompanying notes are an integral part of these financial statements.

Wells Fargo U.S. REIT Portfolio  |  7

Statement of changes in net assets

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020

Operations
Net investment income	$447,850	$908,484
Net realized gains (losses) on investments	(1,760,430)	3,095,201
Net change in unrealized gains (losses) on investments	(700,205)	(2,169,132)

Net increase (decrease) in net assets resulting from operations	(2,012,785)	1,834,553

Capital transactions
Transactions in investors’ beneficial interests
Contributions	7,598,211	5,390,330
Withdrawals	(6,954,296)	(25,181,044)

Net increase (decrease) in net assets resulting from capital transactions	643,915	(19,790,714)

Total decrease in net assets	(1,368,870)	(17,956,161)

Net assets
Beginning of period	25,610,621	43,566,782

End of period	$24,241,751	$25,610,621

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo U.S. REIT Portfolio

Financial highlights

	Six months ended August 31, 2020 (unaudited)	Year ended February 29 2020	Year ended February 28
			2019	2018[1]
Total return[2]	(10.60)%	2.65%	19.52%	(8.74)%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.43%	0.26%	0.33%
Net expenses	0.15%	0.19%	0.23%	0.32%
Net investment income	3.74%	2.73%	2.91%	2.53%
Supplemental data
Portfolio turnover rate	43%	26%	20%	51%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo U.S. REIT Portfolio  |  9

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo U.S. REIT Portfolio (the “Portfolio”) which is a diversified series of the Trust.

Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Investment Company Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Federal and other taxes

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of Auguat 31, 2020, the aggregate cost of all investments for federal income tax purposes was $20,195,050 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$2,781,263

Gross unrealized losses	1,209,219

Net unrealized gains	$3,990,482

10  |  Wells Fargo U.S. REIT Portfolio

Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Real estate	$24,104,886	$0	$0	$24,104,886

Short-term investments

Investment companies	80,646	0	0	80,646

Total assets	$24,185,532	$0	$0	$24,185,532

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $5 billion	0.10%

Next $5 billion	0.08

Over $10 billion	0.06

For the six months ended August 31, 2020, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of the Portfolio increase.

Wells Fargo U.S. REIT Portfolio  |  11

Notes to financial statements (unaudited)

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2020 were $11,560,320 and $10,469,048, respectively.

6. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended August 31, 2020, there were no borrowings by the Portfolio under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Portfolio invested a concentration of its portfolio in the real estate sector. A portfolio that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a portfolio whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

12  |  Wells Fargo U.S. REIT Portfolio

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo U.S. REIT Portfolio  |  13

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo U.S. REIT Portfolio  |  15

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT, ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Emerging Markets Bond Fund, Wells Fargo High Yield Corporate Bond Fund, Wells Fargo International Government Bond Fund, Wells Fargo U.S. Core Bond Fund, Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Equity Portfolio, Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, Wells Fargo International Government Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at a meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board of Funds Trust, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of Funds Trust identified in the table below (individually, an “Index Fund” and collectively, the “Index Funds”) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”).

Index Funds

Wells Fargo Emerging Markets Bond Fund

Wells Fargo High Yield Corporate Bond Fund

Wells Fargo International Government Bond Fund

Wells Fargo U.S. Core Bond Fund

In addition, the Funds Trust Board reviewed and approved an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”) for the U.S. Core Bond Fund (the “Core Bond Fund Sub-Advisory Agreement”).

At the Meeting, the Board of Master Trust, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved for each of the portfolios of Master Trust identified in the table below (individually, a “Master Portfolio” and collectively, the “Master Portfolios”): (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management; and (ii) an investment sub-advisory agreement (each, a “Master Portfolio Sub-Advisory Agreement”, and collectively, the “Master Portfolio Sub-Advisory Agreements”) with the sub-adviser(s) identified in the chart below (each, a “Sub-Adviser”, and collectively, the “Sub-Advisers”) for the corresponding Master Portfolio identified.

Master Portfolios	Sub-Advisers

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio	WellsCap

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	WellsCap

Wells Fargo Emerging Markets Bond Portfolio	Wells Fargo Asset Management (International), Limited (“WFAM International”))

Wells Fargo Factor Enhanced International Equity Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Large Cap Portfolio	WellsCap

Wells Fargo Factor Enhanced U.S. Small Cap Portfolio	WellsCap

Wells Fargo International Government Bond Portfolio	WFAM International

Wells Fargo Investment Grade Corporate Bond Portfolio	WellsCap

Wells Fargo High Yield Corporate Bond Portfolio	WellsCap

Wells Fargo Strategic Retirement Bond Portfolio	WellsCap

Wells Fargo U.S. REIT Portfolio	WellsCap

Wells Fargo U.S. REIT Portfolio  |  17

Other information (unaudited)

The Index Funds and the Master Portfolios are collectively referred to as the “Funds.” The Management Agreement, the Core Bond Fund Sub-Advisory Agreement, the Master Portfolio Advisory Agreement and the Master Portfolio Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

The Boards noted that each of the Index Funds is a feeder fund that invests all of its assets in its corresponding Master Portfolio, with the exception of the U.S. Core Bond Fund, which invests in multiple Master Portfolios. Information provided to the Boards regarding the Index Funds is also applicable to the Master Portfolios identified above, as relevant.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board of Funds Trust unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Board of Master Trust unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers under each of the Advisory Agreements was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Advisory Agreements, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, and a summary of investments made in the business of WFAM. The Boards also received a description of Funds Management’s and the Sub-Advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Boards also received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Boards also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board of Master Trust noted that each of the Master Portfolios replicates the performance of a proprietary index provided by an affiliate of Funds Management, except that the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, and the Wells Fargo Strategic Retirement Bond Portfolio track the performance of third-party indexes. The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

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Other information (unaudited)

Fund investment performance and expenses

The Boards considered the investment performance results for each of the Master Portfolios for the one-year period ended December 31, 2019. The Boards also considered more current results for the one-year period ended March 31, 2020. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Master Portfolios (each, a “Universe”), and in comparison to each Master Portfolio’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Boards noted the short performance history of the Master Portfolios. For the one-year period ended December 31, 2019, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe; and (ii) the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe. For the one-year period ended March 31, 2020, the Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo International Government Bond Portfolio, and the Wells Fargo Investment Grade Corporate Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective Universe, and (ii) the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo Strategic Retirement Bond Portfolio and the Wells Fargo U.S. REIT Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe.

The Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index for the one-year period ended December 31, 2019, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio, the Wells Fargo U.S. REIT Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo International Government Bond Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark. For the one-year period ended March 31, 2020, the Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index, was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio, the Wells Fargo Factor Enhanced International Equity Portfolio, the Wells Fargo Factor Enhanced U.S. Large Cap Portfolio, the Wells Fargo Factor Enhanced U.S. Small Cap Portfolio, the Wells Fargo U.S. REIT Portfolio, the Wells Fargo Investment Grade Corporate Bond Portfolio and the Wells Fargo Strategic Retirement Bond Portfolio was higher than, equal to or in range of the average investment performance of such Master Portfolio’s respective benchmark, and (ii) the investment performance of each of the Wells Fargo Emerging Markets Bond Portfolio, the Wells Fargo High Yield Corporate Bond Portfolio and the Wells Fargo International Government Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective benchmark.

The Boards received information concerning, and discussed factors contributing to, the underperformance of certain Master Portfolios, relative to the Universe and benchmark index, for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

The Board of Funds Trust took note of the investment performance of the Master Portfolios in the context of reviewing the investment performance of the Index Funds. The Board of Funds Trust also received and considered information regarding the “zero fee and expense” structure of each Index Fund. Specifically, the Funds Trust Board noted that each Index Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, are zero. The Funds Trust Board also noted that Funds Management assumes and pays or

Wells Fargo U.S. REIT Portfolio  |  19

Other information (unaudited)

reimburses all of the ordinary operating expenses of each Index Fund, including acquired fund fees and expenses, pursuant to an agreement with each of the Index Funds (the “Fee and Expense Agreement”). The Funds Trust Board further noted that Funds Management receives a fee from Wells Fargo Wealth and Investment Management (“WIM”) pursuant to an intercompany agreement equal to the Master Portfolio fees and expenses absorbed by Funds Management through its Fee and Expense Agreement with each of the Index Funds.

With respect to the Master Portfolios, the Board of Master Trust received and considered information regarding the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Funds (the “Groups”). The Boards received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.

The Boards took into account the Funds’ expense information and the Master Portfolios’ performance information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Board of Funds Trust reviewed and considered that the contractual investment management fee rate payable by each Index Fund to Funds Management for investment management services zero, and also reviewed and considered that each Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of each Fund, including acquired fund fees and expenses, under the Fee and Expense Agreement. The Board of Funds Trust also reviewed and considered that the contractual investment sub-advisory fee rate payable by Funds Management to WellsCap for investment sub-advisory services for the U.S. Core Bond Fund is also zero.

The Board of Master Trust reviewed and considered the contractual fee rates payable by the Master Portfolios to Funds Management under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Board of Master Trust also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

The Board of Master Trust reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Groups at a common asset level. The Board of Master Trust noted that the Advisory Agreement Rates of each Master Portfolio were lower than or equal to the median rate for such Master Portfolio’s expense Groups.

The Boards also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Boards ascribed limited relevance to the allocation of fees between them.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Fund Trust determined that the compensation received by Funds Management from WIM pursuant to the intercompany agreement, and the absence of compensation payable by the Funds to Funds Management pursuant to the Management Agreement or to WellsCap pursuant to the Core Bond Fund Sub-Advisory Agreement, was reasonable. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board of Master Trust determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates for each Master Portfolio were reasonable.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Boards noted that the Sub-Advisers’ profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

20  |  Wells Fargo U.S. REIT Portfolio

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Boards did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent them from approving the continuation of the Advisory Agreements.

Economies of Scale

The Boards received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Boards noted the existence of breakpoints in the each Master Portfolio’s advisory fee structure and each Index Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Funds in relation to such breakpoints. The Boards considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Boards concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers was reasonable.

Wells Fargo U.S. REIT Portfolio  |  21

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including each Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined as the risk that a Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), each Portfolio’s investment adviser, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting any Portfolio were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Master Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	October 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date: October 28, 2020

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	October 28, 2020